UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07332

Barclays Global Investors Funds

(Exact name of registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street; Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street; Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-244-1544

Date of fiscal year end: December 31, 2005

Date of reporting period: December 31, 2005

Item 1. Reports to Stockholders.

2005 ANNUAL REPORT TO SHAREHOLDERS | DECEMBER 31, 2005

BARCLAYS GLOBAL INVESTORS *funds*

Management’s Discussion of Fund Performance

Bond Index Fund

Performance as of December 31, 2005

Average Annual Total Returns

Bond Index Fund	One-Year	2.12%
	Five-Year	5.71%
	Ten-Year	5.81%

Average annual total returns represent the Bond Index Fund’s average annual increase or decrease in value during the time periods noted above.

Performance figures assume that dividends and capital gain distributions have been reinvested in the Fund at net asset value. The Fund’s “net asset value” is the value of one share of the Fund.

The performance shown in the table and chart above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

The Bond Index Fund (the “Fund”) seeks to provide investment results that correspond to the total return performance of fixed-income securities in the aggregate, as represented by the Lehman Brothers Aggregate Bond Index (the “Index”). The Index is comprised of U.S. Government securities and investment grade corporate bonds, as well as mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. The Fund invests in a representative sample of these securities. For the 12 months ended December 31, 2005 (the “reporting period”), the Fund returned 2.12%, while the Index returned 2.43%.

The Federal Reserve Board increased the federal funds rate eight times in 2005, resulting in a rate of 4.25% at year-end, the highest level in 4 1/2 years. Despite the increase in short-term interest rates, 10-year government bond yields moved only moderately higher over the course of the year. As a result, long-term bonds yielded roughly the same as short-term bonds during the reporting period, a phenomenon known as a flat yield curve. For a short period of time, long-term bonds actually had a lower yield than short-term bonds (known as an inverted yield curve).

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Bond Index Fund

Management’s Discussion of Fund Performance (Continued)

Among Treasury securities, two-year note yields rose by more than 1.30%, while yields on 10-year notes rose a slight 0.20%. Yields on longer-term Treasury securities declined during the reporting period.

Corporate bonds also delivered positive results, despite downgrades from investment grade to junk for two of the world’s largest issuers of corporate debt. Helping corporate bond prices was an increase in demand from foreign investors during the year.

Mortgage-backed securities also contributed to positive performance during the reporting period, although they underperformed Treasury securities for the first time since 2001. Mortgage-backed securities came under pressure during the course of the reporting period as their supply grew and demand for them waned.

The Bond Index Fund is organized as a “feeder” fund in a “master-feeder” structure. Instead of investing directly in individual securities, the feeder fund, which is offered to the public, holds interests in the net assets of its corresponding Master Portfolio. It is the Master Portfolio that actually invests in individual securities. References to “the Fund” are to the feeder fund or the Master Portfolio, as the context requires. Barclays Global Fund Advisors (BGFA) advises the Master Portfolio.

2

Management’s Discussion of Fund Performance

S&P 500 Stock Fund

Performance as of December 31, 2005

Average Annual Total Returns

S&P 500 Stock Fund	One-Year	4.72%
	Five-Year	0.34%
	Ten-Year	8.83%

Average annual total returns represent the S&P 500 Stock Fund’s average annual increase or decrease in value during the time periods noted above.

Performance figures assume that dividends and capital gain distributions have been reinvested in the Fund at net asset value. The Fund’s “net asset value” is the value of one share of the Fund.

The performance shown in the table and chart above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

The S&P 500 Stock Fund (the “Fund”) seeks to approximate as closely as practicable, before fees and expenses, the capitalization-weighted total rate of return of the Standard & Poor’s 500 Stock Index (the “Index”). The Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The weightings of stocks in the Index are based on each stock’s relative total float-adjusted market capitalization. The percentage of the Fund’s assets invested in a given stock is approximately the same as the percentage such stock represents in the Index. For the 12 months ended December 31, 2005 (the “reporting period”), the Fund returned 4.72%, while the Index returned 4.91%. Domestic equity markets, as represented by the Index, delivered modest gains for 2005 despite increasing short-term interest rates, rising oil prices, and low consumer confidence levels. The Federal Reserve Board increased the federal funds rate eight times in 2005, resulting in a rate of 4.25% at year-end, the highest level in 4 1/2 years. Oil prices continued to escalate during the reporting period. Already on the rise due to growing global demand, the price of oil surged in the wake of Hurricane Katrina, which curtailed oil supply. By the end of 2005, oil topped $61 per barrel, an

3

S&P 500 Stock Fund

Management’s Discussion of Fund Performance (Continued)

increase of 40% for the year. Consumer confidence levels remained relatively low for most of the year, but appeared to rebound in December, buoyed by the resilience of the U.S. economy and improving employment figures.

Within the Index, sector performance was largely positive for the reporting period. Not surprisingly, the strongest performance came from the energy sector, which benefited from escalating prices during the reporting period. Utilities also benefited from higher energy prices and delivered strong gains. Financials, the largest sector in the Index, posted gains, as did healthcare. Negative performance for the reporting period came from the consumer discretionary and telecommunications services sectors.

Among the Fund’s ten largest holdings as of December 31, 2005, performance was mixed for the reporting period. The strongest performer for the reporting period was Altria Group Inc. Exxon Mobil Corp. also performed well, due largely to the rise in oil prices during the reporting period. Procter & Gamble Co. and insurer American International Group Inc. delivered modest gains. The share prices of pharmaceutical giant Pfizer Inc. and healthcare company Johnson & Johnson both declined for the reporting period. General Electric Co., the Fund’s largest holding as of year-end, also declined for the reporting period.

The S&P 500 Stock Fund is organized as a “feeder” fund in a “master-feeder” structure. Instead of investing directly in individual securities, the feeder fund, which is offered to the public, holds interests in the net assets of its corresponding Master Portfolio. It is the Master Portfolio that actually invests in individual securities. References to “the Fund” are to the feeder fund or the Master Portfolio, as the context requires. Barclays Global Fund Advisors (BGFA) advises the Master Portfolio.

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BARCLAYS GLOBAL INVESTORS FUNDS

Shareholder Expenses

As a shareholder of a Barclays Global Investors Fund, you incur ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Fund	Beginning Account Value (July 1, 2005)	Ending Account Value (December 31, 2005)	Annualized Expense Ratio(a)	Expenses Paid During Period(b) (July 1 to December 31, 2005)
Bond Index
Actual	$1,000.00	$997.60	0.23%	$1.16
Hypothetical (5% return before expenses)	1,000.00	1,024.05	0.23	1.17
Money Market
Actual	1,000.00	1,017.30	0.41	2.08
Hypothetical (5% return before expenses)	1,000.00	1,023.15	0.41	2.09
S&P 500 Stock
Actual	1,000.00	1,056.60	0.20	1.04
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02

(a)	This ratio includes expenses charged to the corresponding Master Portfolio.
(b)	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

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BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2005

	Bond Index Fund	Money Market Fund		S&P 500 Stock Fund
ASSETS
Investments:
In corresponding Master Portfolio, at value (Note 1)	$203,644,433	$218,974,161		$307,962,783
Receivables:
Capital shares sold	296,018	—		960,137

Total Assets	203,940,451	218,974,161		308,922,920

LIABILITIES
Payables:
Capital shares redeemed	143,510	—		46,306
Distribution to shareholders	—	723,883		—
Administration fees (Note 2)	25,828	62,302		40,141

Total Liabilities	169,338	786,185		86,447

NET ASSETS	$203,771,113	$218,187,976		$308,836,473

Net assets consist of:
Paid-in capital	$216,877,017	$218,187,804		$627,332,740
Undistributed net investment income	336	396		1,436,880
Accumulated net realized loss	(1,574,576)	(224)		(176,989,507)
Net unrealized depreciation	(11,531,664)	—		(142,943,640)

NET ASSETS	$203,771,113	$218,187,976		$308,836,473

Shares outstanding	21,131,567	218,186,130		2,057,904

Net asset value and offering price per share	$9.64	$1.00		$150.07

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2005

	Bond Index Fund	Money Market Fund		S&P 500 Stock Fund
NET INVESTMENT INCOME ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Dividends	$—	$—		$6,713,139
Interest	9,722,894	6,131,017		291,132
Expenses	(167,502)	(97,527	)(a)	(185,243)

Net investment income allocated from corresponding Master Portfolio	9,555,392	6,033,490		6,819,028

FUND EXPENSES (Note 2)
Administration fees	313,960	640,859		555,980

Total fund expenses	313,960	640,859		555,980
Less administration fees waived	—	(36,621)		—

Net fund expenses	313,960	604,238		555,980

Net investment income	9,241,432	5,429,252		6,263,048

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Net realized gain (loss)	(299,993)	805		699,964
Net change in unrealized appreciation (depreciation)	(4,384,158)	—		8,281,127

Net realized and unrealized gain (loss)	(4,684,151)	805		8,981,091

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,557,281	$5,430,057		$15,244,139

(a)	Net of investment advisory fee waivers by the Master Portfolio’s investment adviser in the amount of $85,936.

The accompanying notes are an integral part of these financial statements.

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BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Bond Index Fund		Money Market Fund
	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2005	For the year ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$9,241,432	$7,927,913	$5,429,252	$1,731,094
Net realized gain (loss)	(299,993)	8,118,035	805	(136)
Net change in unrealized appreciation (depreciation)	(4,384,158)	(8,693,681)	—	—

Net increase in net assets resulting from operations	4,557,281	7,352,267	5,430,057	1,730,958

Distributions to shareholders:
From net investment income	(10,537,601)	(8,963,990)	(5,428,856)	(1,731,094)

Total distributions to shareholders	(10,537,601)	(8,963,990)	(5,428,856)	(1,731,094)

Capital share transactions:
Proceeds from shares sold	46,271,967	84,630,911	826,965,043	877,010,295
Net asset value of shares issued in reinvestment of dividends and distributions	9,795,669	7,550,832	731	14,113
Cost of shares redeemed	(63,329,532)	(51,773,654)	(798,652,832)	(690,103,877)

Net increase (decrease) in net assets resulting from capital share transactions	(7,261,896)	40,408,089	28,312,942	186,920,531

Increase (decrease) in net assets	(13,242,216)	38,796,366	28,314,143	186,920,395
NET ASSETS:
Beginning of year	217,013,329	178,216,963	189,873,833	2,953,438

End of year	$203,771,113	$217,013,329	$218,187,976	$189,873,833

Undistributed net investment income included in net assets at end of year	$336	$—	$396	$—

SHARES ISSUED AND REDEEMED:
Shares sold	4,712,208	8,497,466	826,965,043	877,010,295
Shares issued in reinvestment of dividends and distributions	1,002,106	758,903	731	14,113
Shares redeemed	(6,446,746)	(5,181,715)	(798,652,832)	(690,103,877)

Net increase (decrease) in shares outstanding	(732,432)	4,074,654	28,312,942	186,920,531

The accompanying notes are an integral part of these financial statements.

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BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	S&P 500 Stock Fund
	For the year ended December 31, 2005	For the year ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$6,263,048	$15,449,357
Net realized gain	699,964	370,773,395
Net change in unrealized appreciation (depreciation)	8,281,127	(304,907,533)

Net increase in net assets resulting from operations	15,244,139	81,315,219

Distributions to shareholders:
From net investment income	(6,795,594)	(15,357,653)

Total distributions to shareholders	(6,795,594)	(15,357,653)

Capital share transactions:
Proceeds from shares sold	87,847,489	248,024,277
Net asset value of shares issued in reinvestment of dividends and distributions	4,871,442	12,060,898

Cost of shares redeemed	(232,695,846)	(1,280,290,918)

Net decrease in net assets resulting from capital share transactions	(139,976,915)	(1,020,205,743)
Decrease in net assets	(131,528,370)	(954,248,177)
NET ASSETS:
Beginning of year	440,364,843	1,394,613,020

End of year	$308,836,473	$440,364,843

Undistributed net investment income included in net assets at end of year	$1,436,880	$1,991,818

SHARES ISSUED AND REDEEMED:
Shares sold	609,365	1,807,245
Shares issued in reinvestment of dividends and distributions	34,075	87,816
Shares redeemed	(1,602,755)	(9,228,142)

Net decrease in shares outstanding	(959,315)	(7,333,081)

The accompanying notes are an integral part of these financial statements.

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BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Bond Index Fund
	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003		Year ended Dec. 31, 2002	Year ended Dec. 31, 2001
Net asset value, beginning of year	$9.93	$10.02	$10.14		$9.76	$9.54
Income from investment operations:
Net investment income	0.44	0.45	0.52		0.58	0.53	(a)
Net realized and unrealized gain (loss)	(0.23)	(0.05)	(0.13)		0.36	0.29	(a)

Total from investment operations	0.21	0.40	0.39		0.94	0.82

Less distributions from:
Net investment income	(0.50)	(0.49)	(0.51)		(0.56)	(0.60)

Total distributions	(0.50)	(0.49)	(0.51)		(0.56)	(0.60)

Net asset value, end of year	$9.64	$9.93	$10.02		$10.14	$9.76

Total return	2.12%	4.05%	3.92%		9.90%	8.80%

Ratios/Supplemental data:
Net assets, end of year (000s)	$203,771	$217,013	$178,217		$96,281	$82,923
Ratio of expenses to average net assets(b)	0.23%	0.23%	0.23%		0.23%	0.23%
Ratio of net investment income to average net assets(b)	4.42%	4.34%	4.09%		5.12%	5.85	%(a)
Portfolio turnover rate(c)	76%	148%	67%		118%	53%

	Money Market Fund
	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003		Year ended Dec. 31, 2002	Year ended Dec. 31, 2001
Net asset value, beginning of year	$1.00	$1.00	$1.00		$1.00	$1.00

Income from investment operations:
Net investment income	0.03	0.01	0.01		0.01	0.04
Net realized and unrealized gain	0.00 (d)	0.00 (d)	0.00	(d)	0.00 (d)	0.00	(d)

Total from investment operations	0.03	0.01	0.01		0.01	0.04

Less distributions from:
Net investment income	(0.03)	(0.01)	(0.01)		(0.01)	(0.04)
Net realized gain	—	—	(0.00	)(d)	—	—

Total distributions	(0.03)	(0.01)	(0.01)		(0.01)	(0.04)

Net asset value, end of year	$1.00	$1.00	$1.00		$1.00	$1.00

Total return	2.95%	1.05%	0.81%		1.49%	3.88%

Ratios/Supplemental data:
Net assets, end of year (000s)	$218,188	$189,874	$2,953		$54,370	$80,918
Ratio of expenses to average net assets(b)	0.38%	0.38%	0.45%		0.45%	0.45%
Ratio of expenses to average net assets prior to waived fees(b)	0.45%	0.45%	n/a		n/a	n/a
Ratio of net investment income to average net assets(b)	2.97%	1.12%	0.90%		1.51%	3.80%
Ratio of net investment income to average net assets prior to waived fees(b)	2.90%	1.05%	n/a		n/a	n/a

(a)	Effective January 1, 2001, the Bond Index Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change on the Bond Index Fund for the year ended December 31, 2001 was to decrease net investment income per share by $0.04, increase net realized and unrealized gain (loss) per share by $0.04 and decrease the ratio of net investment income to average net assets from 6.23% to 5.85%.
(b)	These ratios include the Fund’s share of expenses charged to the corresponding Master Portfolio.
(c)	Represents the portfolio turnover rate of the Fund’s corresponding Master Portfolio.
(d)	Rounds to less than $0.01.

The accompanying notes are an integral part of these financial statements.

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BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	S&P 500 Stock Fund
	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003	Year ended Dec. 31, 2002	Year ended Dec. 31, 2001 (a)
Net asset value, beginning of year	$145.95	$134.74	$106.71	$139.28	$170.64

Income from investment operations:
Net investment income	2.66	3.51	1.86	0.48	1.76
Net realized and unrealized gain (loss)	4.07	10.69	28.06	(32.63)	(22.96)

Total from investment operations	6.73	14.20	29.92	(32.15)	(21.20)

Less distributions from:
Net investment income	(2.61)	(2.99)	(1.89)	(0.40)	(1.76)
Net realized gain	—	—	—	(0.02)	(8.40)

Total distributions	(2.61)	(2.99)	(1.89)	(0.42)	(10.16)

Net asset value, end of year	$150.07	$145.95	$134.74	$106.71	$139.28

Total return	4.72%	10.67%	28.37%	(22.20)%	(12.11)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$308,836	$440,365	$1,394,613	$945,499	$1,420,520
Ratio of expenses to average net assets(b)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets(b)	1.69%	1.63%	1.59%	1.41%	1.15%
Portfolio turnover rate(c)	10%	14%	8%	12%	9%

(a)	Per share amounts have been adjusted to reflect a 0.125 reverse stock split on December 3, 2002.
(b)	These ratios include the Fund’s share of expenses charged to the corresponding Master Portfolio.
(c)	Represents the portfolio turnover rate of the Fund’s corresponding Master Portfolio.

The accompanying notes are an integral part of these financial statements.

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BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

Barclays Global Investors Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware statutory trust effective January 11, 2002. As of December 31, 2005, the Trust offered the following diversified funds: Bond Index, Government Money Market, Institutional Money Market, Money Market, Prime Money Market, S&P 500 Stock and Treasury Money Market Funds, and LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios.

These financial statements relate only to the Bond Index, Money Market and S&P 500 Stock Funds (each, a “Fund,” collectively, the “Funds”).

Under the Trust’s organizational documents, the Funds’officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

Each Fund invests all of its assets in a separate series (each, a “Master Portfolio”) of Master Investment Portfolio (“MIP”). Each Master Portfolio has the same or substantially similar investment objective as its corresponding Fund. The value of each Fund’s investment in its corresponding Master Portfolio reflects that Fund’s interest in the net assets of that Master Portfolio (99.99%, 3.47% and 12.79% for the Bond Index, Money Market and S&P 500 Stock Funds, respectively, as of December 31, 2005). The method by which MIP values its securities is discussed in Note 1 of MIP’s Notes to the Financial Statements, which are included elsewhere in this report.

The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedules of Investments, accompanied by an unaudited summarized, tabular presentation, are included elsewhere in this report and should be read in conjunction with the corresponding Fund’s financial statements.

The Money Market Fund seeks to maintain a constant net asset value of $1.00 per share. There is no assurance that the Money Market Fund will meet this objective.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Each Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each Fund accrues its own expenses.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Bond Index Fund are declared and distributed monthly. Distributions to shareholders from net investment income of the Money Market Fund are declared daily and distributed monthly. Distributions to shareholders from net investment income of the S&P 500 Stock Fund, if any, are declared and distributed quarterly. For each Fund, distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

Due to the timing of distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Funds.

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BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

As of December 31, 2005, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Unrealized Depreciation	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
Bond Index	$336	$(9,248,300)	$(3,857,940)	$(13,105,904)
Money Market	396	—	(224)	172
S&P 500 Stock	1,402,135	(221,473,062)	(98,425,340)	(318,496,267)

The tax character of distributions paid during the years ended December 31, 2005 and December 31, 2004 were as follows:

Fund	2005	2004
Bond Index
Distributions paid from:
Ordinary income	$10,537,601	$8,963,990

Total Distributions	$10,537,601	$8,963,990

Money Market
Distributions paid from:
Ordinary income	$5,428,856	$1,731,094

Total Distributions	$5,428,856	$1,731,094

S&P 500 Stock
Distributions paid from:
Ordinary income	$6,795,594	$15,357,653

Total Distributions	$6,795,594	$15,357,653

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2005.

The Funds had tax basis net capital loss carryforwards as of December 31, 2005, the tax year-end of the Funds, as follows:

Fund	Expiring 2008	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Total
Bond Index	$1,845,447	$—	$159,923	$—	$1,501,172	$3,506,542
Money Market	—	—	—	133	—	133
S&P 500 Stock	—	72,553,461	—	1,601,227	21,068,837	95,223,525

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

From November 1, 2005 to December 31, 2005, the Funds incurred net realized capital losses. As permitted by tax regulations, the Bond Index Fund, Money Market Fund and S&P 500 Stock Fund have elected to defer these losses of $351,398, $90 and $3,201,815, respectively, and treat them as arising in the year ending December 31, 2006.

12

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investors Bank & Trust Company (“IBT”) serves as the custodian, sub-administrator, transfer agent and dividend disbursement agent of the Funds. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Funds. IBT is entitled to receive fees for its transfer agent and dividend disbursing agent services, which BGI has agreed to pay out of the fees it receives for administration services to the Funds.

SEI Investments Distribution Company (“SEI”) is the Funds’ distributor. SEI does not receive a fee from the Funds for its distribution services.

The Trust has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Funds’ transfer agent, custodian, financial printer, legal counsel and independent registered public accounting firm), to the Funds for which BGI receives a fee paid by each Fund. This fee is an “all-in” or “semi-unified” fee and BGI, in consideration thereof, has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees and costs related to securities transactions. BGI may delegate certain of its administration duties to sub-administrators. BGI is entitled to receive for these administration services an annual fee of 0.15%, 0.35% and 0.15% of the average daily net assets from the Bond Index, Money Market and S&P 500 Stock Funds, respectively. From time to time, BGI may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly have a favorable impact on its performance. For the year ended December 31, 2005, BGI waived administration fees of $36,621 for the Money Market Fund.

Certain officers and trustees of the Trust are also officers of BGI. As of December 31, 2005, these officers of BGI collectively owned less than 1% of the outstanding shares of the Trust.

3. CAPITAL SHARE TRANSACTIONS

As of December 31, 2005, there were an unlimited number of no par value shares of beneficial interest authorized. Transactions in capital shares for each Fund are disclosed in detail in the Funds’ Statements of Changes in Net Assets.

13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Barclays Global Investors Funds:

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Bond Index Fund, Money Market Fund and S&P 500 Stock Fund, each a series of Barclays Global Investors Funds (the “Funds”), at December 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 16, 2006

14

BARCLAYS GLOBAL INVESTORS FUNDS

TAX INFORMATION — UNAUDITED

For corporate shareholders, 91.08% of the income dividends paid by the S&P 500 Stock Fund during the year ended December 31, 2005 qualified for the dividends-received deduction.

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the S&P 500 Stock Fund hereby designates a maximum amount of $5,740,517 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the year ended December 31, 2005.

In January 2006, shareholders should have received Form 1099-DIV which includes their share of qualified dividends distributed during the calendar year 2005. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

15

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE INFORMATION — UNAUDITED

The Board of Trustees has responsibility for the overall management and operations of the Funds. Each Trustee serves until he or she resigns, retires, or his or her successor is elected and qualified. Each Officer serves until his or her successor is chosen and qualified.

Barclays Global Investors Funds (“BGIF”), Master Investment Portfolio (“MIP”), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of BGIF also serves as a Trustee for MIP and oversees 25 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for iShares Trust and as a Director for iShares, Inc. and oversees 126 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 45 Fremont Street, San Francisco, California 94105. Additional information about the Funds’Trustees may be found in the Funds’Statements of Additional Information, which are available without charge, upon request, by calling toll-free 1-877-244-1544.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Public Company and Investment Company Directorships

*Lee T. Kranefuss, 1961	Trustee (since 2001), President and Chief Executive Officer (since 2002).	Chief Executive Officer (since 2003) of the Intermediary Investor and Exchange Traded Products Business of BGI; Chief Executive Officer (1997-2003) of the Intermediary Investor Business of BGI.	Trustee (since 2001) of MIP; Trustee (since 2003) of iShares Trust; Director (since 2003) of iShares, Inc.

Michael A. Latham, 1965	Secretary, Treasurer and Chief Financial Officer (since 2003).	Chief Operating Officer (since 2004) of the Intermediary Investor Business of BGI; Director (2000-2004) of Mutual Fund Delivery of the Intermediary Investor Business of BGI.	None.

*	Lee T. Kranefuss is deemed to be an “interested person” of the Trust because he serves as Chief Executive Officer of the Intermediary Investor Business of BGI, the administrator of the Funds and the parent company of BGFA, the investment adviser of the Master Portfolios.

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Public Company and Investment Company Directorships

Mary G. F. Bitterman, 1944	Trustee (since 2001).	President (since 2004) and Director (since 2002) of the Bernard Osher Foundation; Director (2003-2004) of Osher Lifelong Learning Institutes; President and Chief Executive Officer (2002-2003) of The James Irvine Foundation; President and Chief Executive Officer (1993-2002) of KQED, Inc.	Trustee (since 2001) of MIP; Director (since 1984) and Lead Independent Director (since 2000) of Bank of Hawaii.

Jack S. Euphrat, 1922	Trustee (since 1993).	Private Investor.	None.

16

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE INFORMATION — UNAUDITED (Continued)

Independent Trustees (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Public Company and Investment Company Directorships

Richard K. Lyons, 1961	Trustee (since 2001).	Executive Associate Dean (since 2005), Sylvan Coleman Chair in Finance (since 2004), Acting Dean (2004-2005) and Professor (since 1993), University of California, Berkeley: Haas School of Business; Consultant for IMF, World Bank, Federal Reserve Bank, and Citibank N.A. (since 2000).	Trustee (since 2001) of MIP; Director (since 2003) of the BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 1995) and Chairman of the Matthews Asian Funds (oversees 8 portfolios); Trustee (since 2000) of iShares Trust; Director (since 2002) of iShares, Inc.

Leo Soong, 1946	Trustee (since 2000).	President (since 2002) of Trinity Products LLC; Managing Director (since 1989) of CG Roxane LLC (water company); Co-Founder of Crystal Geyser Water Co. (President through 1999).	Trustee (since 2000) of MIP; Vice Chairman (since 2005) of the California Pacific Medical Center; Director (since 1990) of the California State Automobile Association; Director (since 2002) of the American Automobile Association.

17

BOND INDEX MASTER PORTFOLIO

Schedule of Investments

December 31, 2005

Security	Principal	Value
CORPORATE BONDS & NOTES – 23.32%

AEROSPACE & DEFENSE – 0.36%
Boeing Co. (The)
6.13%, 02/15/33	$100,000	$109,948
Lockheed Martin Corp.
8.50%, 12/01/29	100,000	136,297
Northrop Grumman Corp.
7.75%, 03/01/16(1)	200,000	241,199
United Technologies Corp.
5.40%, 05/01/35	150,000	149,477
6.10%, 05/15/12	100,000	106,015

		742,936

AGRICULTURE – 0.05%
Altria Group Inc.
7.00%, 11/04/13	100,000	109,424

		109,424

AIRLINES – 0.10%
Continental Airlines Inc.
6.65%, 09/15/17	205,310	200,628

		200,628

AUTO MANUFACTURERS – 0.27%
DaimlerChrysler N.A. Holding Corp.
7.20%, 09/01/09	350,000	370,141
8.50%, 01/18/31	150,000	181,503

		551,644

BANKS – 3.01%
Abbey National PLC
7.95%, 10/26/29	100,000	129,639
Banco Santander Central Hispano Issuances
7.63%, 09/14/10	150,000	166,126
Bank of America Corp.
6.25%, 04/01/08	250,000	257,023
Bank One Corp.
3.70%, 01/15/08	150,000	146,848
5.90%, 11/15/11	250,000	259,989
FleetBoston Financial Corp.
6.88%, 01/15/28	100,000	115,174
HSBC Holdings PLC
5.25%, 12/12/12	350,000	351,207
Key Bank N.A.
5.80%, 07/01/14	250,000	259,754
KFW International Finance Inc.
3.25%, 03/30/09	500,000	480,040
4.75%, 01/24/07	150,000	149,761
Landwirtschaftliche Rentenbank
3.25%, 06/16/08	100,000	96,627
3.88%, 03/15/10	500,000	484,860
Mellon Funding Corp.
6.38%, 02/15/10	150,000	157,995
National City Bank (Ohio)
4.25%, 01/29/10	500,000	488,778
NationsBank Corp.
7.75%, 08/15/15	250,000	297,178
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	250,000	247,582
Sanwa Bank Ltd.
7.40%, 06/15/11	200,000	220,848
SunTrust Banks Inc.
5.05%, 07/01/07	150,000	150,318
Swiss Bank Corp.
7.00%, 10/15/15	150,000	170,917
US Bank N.A.
6.38%, 08/01/11	250,000	266,958
Wachovia Corp.
5.25%, 08/01/14	450,000	450,597
Wells Fargo & Co.
5.13%, 02/15/07	250,000	250,520
5.38%, 02/07/35	250,000	246,472
Wells Fargo Bank N.A.
7.55%, 06/21/10	250,000	276,120

		6,121,331

BEVERAGES – 0.34%
Anheuser-Busch Companies Inc.
5.05%, 10/15/16	200,000	199,491
Bottling Group LLC
4.63%, 11/15/12	100,000	98,594
Coca-Cola Enterprises Inc.
8.50%, 02/01/22	100,000	131,477
Diageo Capital PLC
7.25%, 11/01/09	250,000	269,073

		698,635

BUILDING MATERIALS – 0.10%
Masco Corp.
5.88%, 07/15/12	200,000	202,851

		202,851

CHEMICALS – 0.18%
Chevron Phillips Chemical Co.
5.38%, 06/15/07	150,000	150,492
Dow Chemical Co. (The)
6.00%, 10/01/12	100,000	105,098
Du Pont (E.I.) de Nemours and Co.
6.88%, 10/15/09	100,000	106,434

		362,024

18

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Principal	Value
COMMERCIAL SERVICES – 0.05%
Cendant Corp.
6.25%, 03/15/10	$100,000	$103,484

		103,484

COMPUTERS – 0.20%
Hewlett-Packard Co.
5.50%, 07/01/07	150,000	151,212
International Business Machines Corp.
4.75%, 11/29/12	250,000	247,984

		399,196

COSMETICS & PERSONAL CARE – 0.13%
Procter & Gamble Co.
6.88%, 09/15/09	250,000	267,173

		267,173

DIVERSIFIED FINANCIAL SERVICES – 6.69%
American Express Co.
3.75%, 11/20/07	100,000	98,162
American General Finance Corp.
5.38%, 10/01/12	100,000	100,508
AXA Financial Inc.
7.75%, 08/01/10	150,000	166,095
Bear Stearns Companies Inc. (The)
5.70%, 01/15/07	100,000	100,793
5.70%, 11/15/14	200,000	206,278
Capital One Financial Corp.
5.50%, 06/01/15	250,000	248,537
CIT Group Inc.
7.75%, 04/02/12	150,000	170,120
Citibank Credit Card Issuance Trust Series 2004-A1 Class A1
2.55%, 01/20/09	2,000,000	1,953,346
Citigroup Inc.
3.50%, 02/01/08	500,000	486,779
5.00%, 09/15/14	177,000	174,231
5.63%, 08/27/12	100,000	103,071
6.00%, 02/21/12	150,000	157,431
6.63%, 06/15/32	100,000	112,999
Countrywide Home Loans Inc.
5.63%, 05/15/07	200,000	201,701
Credit Suisse First Boston USA Inc.
4.70%, 06/01/09	250,000	247,985
5.50%, 08/15/13	100,000	102,009
5.75%, 04/15/07	200,000	202,085
6.50%, 01/15/12	150,000	160,467
First Union National Bank
7.74%, 05/17/32	449,830	462,327
General Electric Capital Corp.
5.38%, 03/15/07	500,000	503,140
6.50%, 12/10/07	800,000	824,178
6.75%, 03/15/32	250,000	293,463
General Motors Acceptance Corp.
5.71%, 10/15/38	1,000,000	1,032,704
Goldman Sachs Group Inc.
4.13%, 01/15/08	200,000	196,930
6.13%, 02/15/33	200,000	209,904
6.60%, 01/15/12	325,000	349,111
Household Finance Corp.
5.75%, 01/30/07	200,000	201,649
6.50%, 11/15/08	375,000	390,291
8.00%, 07/15/10	250,000	278,894
John Deere Capital Corp.
7.00%, 03/15/12	150,000	165,676
JP Morgan & Co. Inc.
6.00%, 01/15/09	350,000	359,302
JP Morgan Chase & Co.
5.25%, 05/30/07	150,000	150,680
6.75%, 02/01/11	250,000	267,769
Lehman Brothers Holdings Inc.
4.00%, 01/22/08	150,000	147,516
4.80%, 03/13/14	150,000	146,459
MBNA America Bank N.A.
5.38%, 01/15/08	150,000	151,302
Merrill Lynch & Co. Inc.
3.70%, 04/21/08	350,000	340,999
5.45%, 07/15/14	200,000	203,268
7.00%, 01/15/07	200,000	204,438
Morgan Stanley
4.75%, 04/01/14	200,000	191,813
5.80%, 04/01/07	150,000	151,529
8.00%, 06/15/10	250,000	278,349
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	200,000	223,057
Nissan Auto Receivables Owner Trust Series 2004-A Class A4
2.76%, 07/15/09	575,000	557,108
SLM Corp.
5.13%, 08/27/12	350,000	350,508

		13,624,961

ELECTRIC – 1.43%
AEP Texas Central Co.
6.65%, 02/15/33	100,000	109,413
Alabama Power Co. Series Q
5.50%, 10/15/17	100,000	101,850
Arizona Public Service Co.
6.50%, 03/01/12	100,000	106,786
Cincinnati Gas & Electric Co.
5.70%, 09/15/12	100,000	102,640
Constellation Energy Group Inc.
7.60%, 04/01/32	100,000	120,303
Consumers Energy Co.
5.00%, 02/15/12	150,000	146,736

19

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Principal	Value
ELECTRIC (Continued)
Dominion Resources Inc.
8.13%, 06/15/10	$150,000	$166,722
DTE Energy Co.
7.05%, 06/01/11	150,000	161,627
FirstEnergy Corp.
6.45%, 11/15/11	200,000	211,999
Florida Power & Light Co.
5.63%, 04/01/34	100,000	100,825
MidAmerican Energy Holdings
5.00%, 02/15/14	100,000	97,613
NiSource Finance Corp.
7.88%, 11/15/10	100,000	110,797
Northern States Power Co.
8.00%, 08/28/12	100,000	116,931
Oncor Electric Delivery Co.
6.38%, 05/01/12	150,000	158,174
Ontario Hydro Canada
7.45%, 03/31/13	150,000	174,082
Pacific Gas & Electric Co.
6.05%, 03/01/34	100,000	103,496
PECO Energy Co.
3.50%, 05/01/08	100,000	96,751
Pepco Holdings Inc.
6.45%, 08/15/12	100,000	105,221
Progress Energy Inc.
7.75%, 03/01/31	100,000	119,955
Public Service Electric & Gas Co.
5.13%, 09/01/12	100,000	100,155
Southern California Edison Co.
5.00%, 01/15/16	200,000	197,731
Virginia Electric and Power Co.
4.75%, 03/01/13	200,000	194,248

		2,904,055

ELECTRICAL COMPONENTS & EQUIPMENT – 0.10%
Emerson Electric Co.
4.50%, 05/01/13	200,000	194,276

		194,276

ENVIRONMENTAL CONTROL – 0.06%
USA Waste Services Inc.
7.00%, 07/15/28	100,000	112,665

		112,665

FOOD – 1.01%
Albertson’s Inc.
7.45%, 08/01/29	100,000	92,708
Archer-Daniels-Midland Co.
8.38%, 04/15/17	150,000	189,496
ConAgra Foods Inc.
7.00%, 10/01/28	200,000	217,283
Fred Meyer Inc.
7.45%, 03/01/08	250,000	260,495
General Mills Inc.
5.13%, 02/15/07	150,000	149,871
Kellogg Co.
6.60%, 04/01/11	250,000	267,647
Kraft Foods Inc.
5.63%, 11/01/11	150,000	153,900
Safeway Inc.
7.50%, 09/15/09	285,000	304,400
SUPERVALU Inc.
7.88%, 08/01/09	150,000	158,847
Unilever Capital Corp.
7.13%, 11/01/10	250,000	272,212

		2,066,859

FOREST PRODUCTS & PAPER – 0.37%
International Paper Co.
6.75%, 09/01/11	200,000	212,757
MeadWestvaco Corp.
6.85%, 04/01/12	100,000	106,357
Weyerhaeuser Co.
6.75%, 03/15/12	400,000	424,555

		743,669

GAS – 0.08%
KeySpan Corp.
7.63%, 11/15/10	150,000	166,745

		166,745

HEALTH CARE – PRODUCTS – 0.10%
Johnson & Johnson
4.95%, 05/15/33	200,000	195,012

		195,012

HEALTH CARE – SERVICES – 0.10%
Anthem Inc.
6.80%, 08/01/12	100,000	109,101
UnitedHealth Group Inc.
3.75%, 02/10/09	100,000	96,767

		205,868

INSURANCE – 0.70%
Allstate Corp.
7.20%, 12/01/09	250,000	269,197
American International Group Inc.
4.25%, 05/15/13	150,000	142,669
Berkshire Hathaway Finance Corp.
5.10%, 07/15/14	100,000	100,167
Hartford Life Inc.
7.38%, 03/01/31	100,000	122,228
ING Capital Funding Trust III
8.44%, 10/31/49	100,000	113,704
MetLife Inc.
5.38%, 12/15/12	200,000	204,162

20

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Principal	Value
INSURANCE (Continued)
Progressive Corp. (The)
6.63%, 03/01/29	$100,000	$112,543
Prudential Financial Inc.
5.10%, 09/20/14	250,000	248,832
Travelers Property Casualty Corp.
6.38%, 03/15/33	100,000	106,487

		1,419,989

MACHINERY – 0.18%
Caterpillar Inc.
7.25%, 09/15/09	250,000	269,369
General Electric Co.
5.00%, 02/01/13	100,000	99,948

		369,317

MANUFACTURING – 0.10%
Tyco International Group SA
6.38%, 10/15/11	200,000	207,719

		207,719

MEDIA – 0.91%
AOL Time Warner Inc.
6.88%, 05/01/12	350,000	372,568
Clear Channel Communications Inc.
4.25%, 05/15/09	150,000	144,188
Cox Communications Inc. Class A
5.50%, 10/01/15	100,000	97,059
News America Holdings
8.00%, 10/17/16	100,000	117,882
News America Inc.
6.20%, 12/15/34	100,000	99,330
TCI Communications Inc.
8.75%, 08/01/15	350,000	424,093
Time Warner Entertainment Co.
8.38%, 03/15/23	200,000	231,263
Viacom Inc.
5.63%, 08/15/12	200,000	198,572
Walt Disney Co. (The)
7.00%, 03/01/32	150,000	171,838

		1,856,793

MINING – 0.26%
Alcan Inc.
4.88%, 09/15/12	150,000	146,896
Alcoa Inc.
7.38%, 08/01/10	250,000	273,988
BHP Finance (USA) Ltd.
4.80%, 04/15/13	100,000	98,618

		519,502

MULTI-NATIONAL – 1.30%
Asian Development Bank
6.75%, 06/11/07	250,000	257,398
European Investment Bank
2.38%, 06/15/07	700,000	678,843
4.63%, 03/01/07	250,000	249,927
Inter-American Development Bank
7.38%, 01/15/10(1)	750,000	825,416
International Bank for Reconstruction & Development
4.13%, 08/12/09	650,000	643,381

		2,654,965

OIL & GAS – 1.34%
Alberta Energy Co. Ltd.
7.38%, 11/01/31	100,000	122,553
Amerada Hess Corp.
7.30%, 08/15/31	100,000	115,728
Apache Finance Canada
7.75%, 12/15/29	100,000	130,551
Burlington Resources Finance Co.
7.20%, 08/15/31	100,000	123,679
Conoco Funding Co.
6.35%, 10/15/11	300,000	321,443
Devon Financing Corp. ULC
6.88%, 09/30/11	250,000	273,459
Enterprise Products Operating LP
5.60%, 10/15/14	200,000	199,844
Marathon Oil Corp.
6.13%, 03/15/12	150,000	159,057
Norsk Hydro ASA
6.36%, 01/15/09	140,000	145,656
Occidental Petroleum Corp.
7.38%, 11/15/08	100,000	106,821
Pemex Project Funding Master Trust
7.38%, 12/15/14	150,000	166,650
9.88%, 12/02/08(2)	150,000	166,125
Phillips 66 Capital Trust II
8.00%, 01/15/37	250,000	266,075
Texaco Capital Inc.
5.50%, 01/15/09	150,000	153,876
Valero Energy Corp.
6.88%, 04/15/12	250,000	272,409

		2,723,926

PHARMACEUTICALS – 0.34%
Bristol-Myers Squibb Co.
5.75%, 10/01/11	150,000	154,917
Merck & Co. Inc.
5.95%, 12/01/28	100,000	102,553
Pharmacia Corp.
6.50%, 12/01/18	150,000	168,609
Schering-Plough Corp.
6.75%, 12/01/33	100,000	113,870
Wyeth
5.50%, 03/15/13	150,000	152,065

		692,014

21

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Principal	Value
PIPELINES – 0.31%
Duke Capital LLC
5.67%, 08/15/14	$200,000	$201,705
Duke Energy Field Services Corp.
7.88%, 08/16/10	150,000	165,891
Kinder Morgan Energy Partners LP
5.35%, 08/15/07	150,000	150,375
KN Energy Inc.
7.25%, 03/01/28	100,000	111,948

		629,919

REAL ESTATE – 0.08%
EOP Operating LP
7.00%, 07/15/11	150,000	160,551

		160,551

REAL ESTATE INVESTMENT TRUSTS – 0.20%
Boston Properties Inc.
6.25%, 01/15/13	200,000	209,810
Simon Property Group LP
5.63%, 08/15/14	200,000	201,360

		411,170

RETAIL – 0.31%
May Department Stores Co. (The)
6.65%, 07/15/24	125,000	131,425
Target Corp.
7.00%, 07/15/31	150,000	181,827
Wal-Mart Stores Inc.
7.55%, 02/15/30	250,000	318,998

		632,250

SAVINGS & LOANS – 0.12%
Washington Mutual Bank
5.65%, 08/15/14	250,000	253,170

		253,170

TELECOMMUNICATIONS – 2.09%
AT&T Wireless Services Inc.
7.88%, 03/01/11	500,000	561,028
BellSouth Corp.
5.20%, 09/15/14	250,000	248,669
6.88%, 10/15/31	150,000	164,657
British Telecom PLC
8.88%, 12/15/30	100,000	133,794
Deutsche Telekom International Finance AG
8.00%, 06/15/10	300,000	340,131
8.25%, 06/15/30	250,000	317,967
France Telecom SA
7.75%, 03/01/11	150,000	167,541
GTE Corp.
7.51%, 04/01/09	150,000	159,240
Koninklijke KPN NV
8.00%, 10/01/10	150,000	164,737
Motorola Inc.
7.63%, 11/15/10	16,000	17,786
SBC Communications Inc.
5.10%, 09/15/14	300,000	293,065
6.25%, 03/15/11	250,000	261,364
Sprint Capital Corp.
6.88%, 11/15/28	150,000	163,904
8.38%, 03/15/12	150,000	173,844
Telecom Italia Capital SA Series B
5.25%, 11/15/13	150,000	147,191
Telefonica Europe BV
8.25%, 09/15/30	150,000	186,458
Verizon Global Funding Corp.
4.38%, 06/01/13	250,000	236,768
Verizon New York Inc.
7.38%, 04/01/32	150,000	157,697
Verizon Pennsylvania Inc.
5.65%, 11/15/11	150,000	149,567
Vodafone Group PLC
7.75%, 02/15/10	200,000	219,053

		4,264,461

TRANSPORTATION – 0.35%
Burlington Northern Santa Fe Corp.
7.13%, 12/15/10	250,000	272,097
Norfolk Southern Corp.
7.70%, 05/15/17	150,000	178,998
Union Pacific Corp.
6.79%, 11/09/07	250,000	258,044

		709,139

TOTAL CORPORATE BONDS & NOTES (Cost: $47,027,198)		47,478,321

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.78%

MORTGAGE-BACKED SECURITIES – 2.78%
Citigroup Commercial Mortgage Trust Series 2005-C3 Class A4
4.86%, 05/15/43	1,000,000	977,362
Credit Suisse First Boston Mortgage Securities Corp. Series 1999-C1 Class A2
7.29%, 09/15/41	800,000	851,204
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK1 Class A3
6.38%, 12/16/35	1,000,000	1,051,663
JP Morgan Chase Commercial Mortgage Finance Corp. Series 2000-C10 Class A2
7.37%, 08/15/32	800,000	860,767

22

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Principal	Value
MORTGAGE-BACKED SECURITIES (Continued)
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-C3 Class A5
4.88%, 01/15/42	$500,000	$488,938
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-CB11 Class A2
5.02%, 08/12/37	210,000	209,340
Morgan Stanley Capital I Series 2004-HQ3 Class A2
4.05%, 01/13/41	1,180,000	1,137,267
Morgan Stanley Dean Witter Capital I Series 2001-TOP1 Class A3
6.46%, 02/15/33	75,249	76,767

		5,653,308

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $5,928,251)		5,653,308

MUNICIPAL DEBT OBLIGATIONS – 0.19%

ILLINOIS – 0.10%
Illinois State, Pension Funding
5.10%, 06/01/33	200,000	197,544

		197,544

NEW JERSEY – 0.09%
New Jersey State Turnpike Authority
4.25%, 01/01/16	200,000	189,907

		189,907

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $374,816)		387,451

FOREIGN GOVERNMENT BONDS & NOTES(3) – 1.44%
British Columbia (Province of)
6.50%, 01/15/26	100,000	119,181
Finland (Republic of)
6.95%, 02/15/26	100,000	123,875
Hydro-Quebec
6.30%, 05/11/11	150,000	160,006
Israel (State of)
4.63%, 06/15/13	100,000	96,689
Italy (Republic of)
6.00%, 02/22/11	450,000	476,576
6.88%, 09/27/23	200,000	238,574
Mexico Government International Bond
9.88%, 01/15/07	100,000	105,300
Nova Scotia (Province of)
5.75%, 02/27/12	150,000	156,797
Ontario (Province of)
5.50%, 10/01/08	200,000	203,871
Quebec (Province of)
5.75%, 02/15/09	150,000	154,383
6.13%, 01/22/11	150,000	158,556
United Mexican States
6.38%, 01/16/13	600,000	637,500
8.13%, 12/30/19	250,000	306,875

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $2,846,250)		2,938,183

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 70.91%

MORTGAGE-BACKED SECURITIES – 34.79%
Federal Home Loan Mortgage Corp.
4.00%, 05/01/19	3,444,579	3,288,298
4.50%, 04/01/18	1,372,432	1,338,558
4.50%, 11/01/18	1,049,908	1,023,995
4.50%, 01/01/19	182,004	177,512
4.50%, 02/01/19	2,765,283	2,697,033
5.00%, 10/01/18	1,636,864	1,622,962
5.00%, 10/01/19	1,740,709	1,724,295
5.00%, 02/01/34	804,683	781,840
5.00%, 08/01/35	2,970,936	2,876,238
5.00%, 09/01/35	980,064	948,825
5.00%, 01/01/36(4)	1,000,000	967,812
5.50%, 12/01/18	2,675,140	2,692,112
5.50%, 04/01/33	2,093,037	2,078,951
5.50%, 03/01/34	4,509,624	4,472,644
6.00%, 08/01/34	4,781,242	4,829,437
6.50%, 06/01/31	377,929	388,086
8.00%, 12/01/24	1,026,996	1,098,965
Federal National Mortgage Association
5.00%, 01/01/19	4,301,688	4,261,848
5.00%, 11/01/33	6,877,164	6,687,500
5.00%, 06/01/34	951,704	924,003
5.00%, 02/01/35	1,757,749	1,706,586
5.50%, 07/01/33	5,200,729	5,162,622
5.50%, 03/01/34	97,298	96,438
5.50%, 06/01/34	400,430	396,892
5.50%, 08/01/34	441,846	438,120
5.50%, 09/01/34	551,076	546,208
5.50%, 10/01/34	339,120	336,124
5.50%, 11/01/34	2,541,074	2,518,625
5.50%, 01/01/35	861,770	854,157
5.50%, 10/01/35	1,996,003	1,976,874
6.00%, 07/01/34	1,570,644	1,585,495
6.00%, 09/01/34	2,075,758	2,095,385
6.50%, 01/01/29	4,429,080	4,562,480
7.00%, 02/01/32	384,505	401,255
Government National Mortgage Association
5.50%, 09/15/34	1,704,108	1,715,817
7.50%, 12/15/23	1,487,417	1,575,079

		70,849,071

23

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS – 10.67%
Federal Home Loan Bank
5.75%, 05/15/12	$700,000	$737,094
5.95%, 07/28/08	1,500,000	1,540,375
Federal Home Loan Mortgage Corp.
4.00%, 08/17/07	6,000,000	5,929,824
4.88%, 08/16/10	1,500,000	1,487,899
6.25%, 07/15/32(1)	320,000	380,868
Federal National Mortgage Association
4.38%, 09/15/12(1)	1,000,000	977,113
4.63%, 10/15/13	1,000,000	988,039
5.25%, 01/15/09	1,500,000	1,522,893
5.38%, 11/15/11	1,000,000	1,029,357
6.00%, 05/15/08	3,000,000	3,083,991
6.25%, 02/01/11	1,000,000	1,056,110
7.25%, 01/15/10	1,000,000	1,089,581
Financing Corp.
8.60%, 09/26/19	650,000	876,531
Tennessee Valley Authority
6.25%, 12/15/17	400,000	447,376
7.13%, 05/01/30	450,000	584,734

		21,731,785

U.S. GOVERNMENT SECURITIES – 25.45%
U.S. Treasury Bonds
5.38%, 02/15/31(1)	2,120,000	2,381,356
6.25%, 08/15/23	3,000,000	3,582,423
7.25%, 05/15/16(1)	1,000,000	1,227,891
7.63%, 02/15/25	2,100,000	2,893,571
8.00%, 11/15/21	1,000,000	1,377,695
8.75%, 05/15/17(1)	500,000	686,601
8.75%, 05/15/20(1)	2,000,000	2,869,296
12.50%, 08/15/14	400,000	507,391
U.S. Treasury Notes
3.13%, 01/31/07	1,600,000	1,577,626
3.38%, 02/15/08(1)	7,500,000	7,345,605
3.63%, 07/15/09(1)	9,800,000	9,560,361
4.25%, 11/15/14(1)	6,800,000	6,720,841
4.38%, 05/15/07(1)	4,500,000	4,496,310
4.38%, 08/15/12(1)	1,000,000	999,883
4.50%, 11/15/10	1,500,000	1,508,670
4.75%, 05/15/14(1)	1,200,000	1,229,203
5.63%, 05/15/08	800,000	821,813
6.00%, 08/15/09	300,000	316,172
6.50%, 02/15/10	1,600,000	1,725,938

		51,828,646

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost: $144,918,752)		144,409,502

SHORT-TERM INVESTMENTS – 16.34%

CERTIFICATES OF DEPOSIT(5) – 0.73%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	83,365	83,365
Credit Suisse First Boston NY
4.03%, 01/04/06	83,365	83,365
First Tennessee Bank
4.18%, 01/26/06	25,843	25,842
Fortis Bank NY
3.83% - 3.84%, 01/25/06	250,096	250,097
Toronto-Dominion Bank
3.94%, 07/10/06	83,365	83,365
Wells Fargo Bank N.A.
4.26% - 4.78%,
01/09/06 - 12/05/06	716,942	716,942
Wilmington Trust Corp.
4.24% - 4.30%,
01/27/06 - 01/31/06	250,096	250,097

		1,493,073

COMMERCIAL PAPER(5) – 3.60%
Amstel Funding Corp.
3.91% - 4.40%,
01/04/06 - 05/08/06	508,529	506,027
Bryant Park Funding LLC
3.92%, 02/22/06	42,545	42,313
CAFCO LLC
4.19% - 4.23%,
01/27/06 - 02/06/06	358,471	357,214
CC USA Inc.
4.23%, 04/21/06	50,019	49,384
Charta LLC
4.25%, 01/26/06	125,048	124,709
Chesham Finance LLC
4.22% - 4.30%,
01/03/06 - 01/30/06	509,071	508,465
CRC Funding LLC
4.19% - 4.25%,
01/27/06 - 02/06/06	613,569	611,531
Dorada Finance Inc.
3.76%, 01/26/06	16,673	16,633
Ebury Finance Ltd.
4.30%, 01/30/06	233,423	232,670
Edison Asset Securitization LLC
4.37%, 05/08/06	83,365	82,100
Ford Credit Auto Receivables
4.22% - 4.23%, 01/17/06	138,387	138,160
Ford Credit Floorplan Motown
4.05%, 01/06/06	333,462	333,349
Galaxy Funding Inc.
4.23%, 04/18/06	47,852	47,261
Gemini Securitization Corp.
4.25%, 01/30/06	83,365	83,100

24

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Shares or Principal	Value
COMMERCIAL PAPER (Continued)
Georgetown Funding Co. LLC
4.23% - 4.28%,
01/05/06 - 01/19/06	$816,129	$815,537
Giro Funding US Corp.
4.23% - 4.24%,
01/09/06 - 01/13/06	141,721	141,602
Grampian Funding LLC
3.84% - 4.41%,
01/31/06 - 05/15/06	250,096	248,250
HSBC PLC
3.88%, 02/03/06	50,019	49,852
Jupiter Securitization Corp.
4.23%, 01/24/06	58,356	58,212
Liberty Street Funding Corp.
4.23%, 01/04/06	66,692	66,684
Lockhart Funding LLC
4.01% - 4.30%,
01/04/06 - 01/23/06	206,746	206,492
Mortgage Interest Networking Trust
4.28% - 4.34%,
01/17/06 - 01/25/06	175,067	174,693
Nordea North America Inc.
4.16%, 04/04/06	175,067	173,226
Prudential Funding LLC
4.27%, 01/17/06	333,462	332,908
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	166,731	165,916
Sedna Finance Inc.
3.92%, 02/21/06	41,683	41,460
Sigma Finance Inc.
4.16%, 04/06/06	100,038	98,963
Solitaire Funding Ltd.
4.24%, 01/23/06	409,041	408,077
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	44,714	44,709
Three Pillars Funding Corp.
4.03% - 4.27%,
01/03/06 - 01/17/06	531,408	531,281
Thunder Bay Funding Inc.
4.22%, 01/13/06	16,673	16,654
Ticonderoga Funding LLC
4.27%, 01/05/06	41,683	41,673
Tulip Funding Corp.
4.25% - 4.28%,
01/03/06 - 01/31/06	586,829	585,359

		7,334,464

LOAN PARTICIPATIONS(5) – 0.04%
Army & Air Force Exchange Service
4.24%, 02/01/06	83,365	83,365

		83,365

MEDIUM-TERM NOTES(5) – 0.28%
Dorada Finance Inc.
3.93%, 07/07/06	51,687	51,684
K2 USA LLC
3.94%, 07/07/06	100,038	100,036
Marshall & Ilsley Bank
5.18%, 12/15/06	166,731	167,275
Toronto-Dominion Bank
3.81%, 06/20/06	208,413	208,423
US Bank N.A.
2.85%, 11/15/06	33,346	32,815

		560,233

MONEY MARKET FUNDS – 0.92%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.25%(6)(7)	1,874,504	1,874,504

		1,874,504

REPURCHASE AGREEMENTS(5) – 1.71%
Banc of America Securities LLC
Repurchase Agreement, due 1/3/06, with a maturity value of $ 834,059 and an effective yield of 4.37%.(8)	$833,654	833,654
Credit Suisse First Boston Repurchase Agreement, due 1/3/06, with a maturity value of $66,724 and an effective yield of 4.32%.(8)	66,692	66,692
Lehman Brothers Holdings Inc. Repurchase Agreement, due 1/3/06, with a maturity value of $1,334,489 and an effective yield of 4.34%.(9)	1,333,846	1,333,846
Morgan Stanley Repurchase Agreement, due 1/3/06, with a maturity value of $1,251,083 and an effective yield of 4.33%.(9)	1,250,481	1,250,481

		3,484,673

TIME DEPOSITS(5) – 0.66%
UBS AG
4.06%, 01/03/06	1,000,385	1,000,385
Wells Fargo Bank N.A.
4.00%, 01/03/06	345,434	345,434

		1,345,819

VARIABLE & FLOATING RATE NOTES(5) – 8.40%
Allstate Life Global Funding II
4.36% - 4.43%,
11/09/06 - 01/16/07(2)	586,059	586,202
American Express Bank
4.33% - 4.34%,
01/24/06 - 10/25/06	641,913	641,910

25

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES (Continued)
American Express Centurion Bank
4.33% - 4.34%,
06/29/06 - 07/19/06	$275,106	$275,105
American Express Credit Corp.
4.39%, 11/06/07	50,019	50,070
ASIF Global Financing
4.34% - 4.55%,
05/30/06 - 08/11/06(2)	541,875	542,102
Australia & New Zealand Banking Group Ltd.
4.35%, 01/23/07(2)	108,375	108,375
Bank of America N.A.
4.31%, 08/10/06	833,654	833,654
Bank of Ireland
4.34%, 12/20/06(2)	166,731	166,731
Bank of Nova Scotia
4.22%, 01/03/06	66,692	66,692
Beta Finance Inc.
4.29% - 4.33%,
04/25/06 - 06/09/06(2)	415,160	415,143
BMW US Capital LLC
4.34%, 12/15/06(2)	166,731	166,731
CC USA Inc.
4.32% - 4.35%,
03/23/06 - 07/14/06(2)	448,506	448,495
Commodore CDO Ltd.
4.56%, 06/13/06(2)	41,683	41,683
Credit Suisse First Boston NY
4.31% - 4.35%
05/09/06 - 07/19/06	583,558	583,558
DEPFA Bank PLC
4.50%, 12/15/06	166,731	166,731
Descartes Funding Trust
4.37%, 11/15/06(2)	75,029	75,029
Dexia Credit Local
4.33%, 08/30/06	83,365	83,354
Dorada Finance Inc.
4.33% - 4.36%,
03/27/06 - 06/26/06(2)	265,102	265,107
Eli Lilly Services Inc.
4.26%, 09/01/06(2)	166,731	166,731
Fairway Finance Corp.
4.32% - 4.42%,
01/18/06 - 01/20/06	166,731	166,730
Fifth Third Bancorp.
4.35%, 11/22/06(2)	333,462	333,462
Five Finance Inc.
4.34% - 4.37%,
02/27/06 - 06/26/06(2)	116,712	116,712
General Electric Capital Corp.
4.44%, 01/09/07	75,029	75,089
Greenwich Capital Holdings Inc.
4.25% - 4.32%,
02/10/06 - 03/02/06	125,048	125,048
Hartford Life Global Funding Trusts
4.36%, 02/17/07	166,731	166,731
HBOS Treasury Services PLC
4.32% - 4.57%,
01/10/06 - 10/24/06	500,192	500,193
Holmes Financing PLC
4.33%, 12/15/06(2)	458,510	458,510
HSBC Bank USA N.A.
4.27% - 4.39%,
05/04/06 - 08/03/06	141,721	141,754
K2 USA LLC
4.25% - 4.36%,
02/15/06 - 09/11/06(2)	483,519	483,501
Leafs LLC
4.37%, 01/20/06 - 02/21/06(2)	174,814	174,814
Links Finance LLC
4.32% - 4.40%,
01/20/06 - 03/15/06(2)	566,885	566,903
Lothian Mortgages PLC
4.37%, 01/24/06(2)	83,365	83,365
Marshall & Ilsley Bank
4.35% - 4.47%,
02/20/06 - 12/15/06	258,433	258,459
Metropolitan Life Global Funding I
4.31% - 4.55%,
08/28/06 - 01/05/07(2)	498,525	498,794
Mound Financing PLC
4.30%, 11/08/06(2)	333,462	333,462
Natexis Banques Populaires
4.35%, 01/12/07(2)	125,048	125,048
National City Bank (Ohio)
4.26%, 01/06/06	83,365	83,365
Nationwide Building Society
4.33% - 4.58%,
01/13/06 - 01/26/07(2)	616,904	616,926
Nordea Bank AB
4.34%, 12/11/06(2)	291,779	291,779
Nordea Bank PLC
4.23%, 10/02/06	100,038	100,021
Northern Rock PLC
4.32%, 11/03/06(2)	200,077	200,084
Permanent Financing PLC
4.32%, 03/10/06 - 06/12/06(2)	453,508	453,508
Pfizer Investment Capital PLC
4.33%, 12/15/06(2)	416,827	416,827
Principal Life Income Funding Trusts
4.29%, 05/10/06	125,048	125,050
Royal Bank of Scotland
4.32% - 4.33%,
06/27/06 - 08/30/06	250,096	250,068

26

BOND INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES (Continued)
Sedna Finance Inc.
4.33% - 4.34%,
01/10/06 - 09/20/06(2)	$141,721	$141,720
Sigma Finance Inc.
4.07% - 4.35%,
01/09/06 - 08/15/06(2)	351,802	351,797
Skandinaviska Enskilda Bank NY
4.36%, 11/16/06(2)	166,731	166,731
Societe Generale
4.26% - 4.32%,
03/30/06 - 01/02/07(2)	258,433	258,422
Strips III LLC
4.43%, 07/24/06(2)(10)	44,970	44,970
SunTrust Bank
4.19%, 04/28/06	250,096	250,096
Tango Finance Corp.
4.33% - 4.34%,
05/25/06 - 09/27/06(2)	371,810	371,784
Toyota Motor Credit Corp.
4.23% - 4.30%,
01/09/06 - 04/10/06	366,808	366,807
Unicredito Italiano SpA
4.43%, 06/14/06	216,750	216,716
Union Hamilton Special Funding LLC
4.52%, 03/28/06(2)	166,731	166,731
US Bank N.A.
4.31%, 09/29/06	75,029	75,014
Variable Funding Capital Corp.
4.29% - 4.32%,
02/16/06 - 03/13/06	541,875	541,875
Wachovia Asset Securitization Inc.
4.37%, 01/25/06(2)	344,028	344,027
Wells Fargo & Co.
4.36%, 09/15/06(2)	83,365	83,371
WhistleJacket Capital LLC
4.33% - 4.35%,
01/17/06 - 07/28/06(2)	183,404	183,392
White Pine Finance LLC
4.32% - 4.37%,
01/13/06 - 06/20/06(2)	341,798	341,795
Winston Funding Ltd.
4.26%, 01/23/06(2)	119,046	119,046
World Savings Bank
4.29%, 03/09/06	250,096	250,094

		17,103,994

TOTAL SHORT-TERM INVESTMENTS (Cost: $33,280,125)		33,280,125

TOTAL INVESTMENTS IN SECURITIES – 114.98% (Cost: $234,375,392)		234,146,890

Other Assets, Less Liabilities – (14.98)%		(30,502,244)

NET ASSETS – 100.00%		$203,644,646

(1)	All or a portion of this security represents a security on loan. See Note 4.
(2)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)	Investments are denominated in U.S. dollars.
(4)	To-be-announced (TBA). See Note 1.
(5)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(6)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(7)	The rate quoted is the annualized seven-day yield of the fund at period end.
(8)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 4.10% to 5.84% and maturity dates ranging from 2/1/28 to 5/1/35.
(9)	Repurchase agreements are fully collateralized by non-U.S. Government debt securities, with interest rates ranging from 1.01% to 7.96% and maturity dates ranging from 5/18/06 to 10/27/25. The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(10)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

27

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2005

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT – 2.54%
HBOS Treasury Services PLC
3.56%, 03/14/06	$50,000,000	$50,000,000
3.79%, 06/19/06	50,000,000	49,997,741
Svenska Handelsbanken NY
4.50%, 10/16/06	25,000,000	25,000,000
Toronto-Dominion Bank
3.94%, 07/10/06	35,000,000	35,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost: $159,997,741)		159,997,741

COMMERCIAL PAPER – 6.31%
Amstel Funding Corp.
4.40%, 05/08/06	50,000,000	49,217,778
CC USA Inc.
3.76%, 01/23/06	50,000,000	49,879,889
3.93%, 02/24/06	65,500,000	65,106,727
4.23%, 04/21/06	45,000,000	44,413,087
Dorada Finance Inc.
3.76%, 01/26/06	10,000,000	9,972,844
Grampian Funding LLC
3.74%, 01/13/06	90,000,000	89,878,450
K2 USA LLC
3.85%, 02/07/06	74,600,000	74,297,227
Sigma Finance Inc.
4.16%, 04/06/06	15,000,000	14,833,600

TOTAL COMMERCIAL PAPER (Cost: $397,599,602)		397,599,602

MEDIUM-TERM NOTES – 1.43%
K2 USA LLC
3.57%, 03/16/06(1)	15,000,000	15,000,000
Marshall & Ilsley Bank
5.18%, 12/15/06	50,000,000	50,159,679
Sigma Finance Inc.
4.50%, 10/16/06(1)	25,000,000	25,000,000

TOTAL MEDIUM-TERM NOTES (Cost: $90,159,679)		90,159,679

TIME DEPOSITS – 6.55%
Branch Banking & Trust
4.02%, 01/03/06	250,000,000	250,000,000
Regions Bank
4.02%, 01/03/06	162,500,000	162,500,000

TOTAL TIME DEPOSITS (Cost: $412,500,000)		412,500,000

VARIABLE & FLOATING RATE NOTES – 65.64%
Allstate Life Global Funding II
4.36%, 12/08/06(1)	11,000,000	11,005,507
4.37%, 11/09/06(1)	20,000,000	20,010,187
4.37%, 12/27/06(1)	50,000,000	50,000,000
4.39%, 01/12/07(1)	35,000,000	35,018,818
4.43%, 01/16/07(1)	25,000,000	25,012,931
American Express Bank
4.33%, 07/19/06	40,000,000	40,000,000
4.34%, 09/27/06	90,000,000	90,000,000
American Express Centurion Bank
4.34%, 06/29/06	35,000,000	35,000,000
4.34%, 09/27/06	60,000,000	60,000,000
American Express Credit Corp.
4.42%, 02/28/06	31,000,000	31,002,173
ANZ National International Ltd.
4.31%, 12/29/06(1)	75,000,000	75,000,000
ASIF Global Financing
4.34%, 08/11/06(1)	25,000,000	25,001,998
4.38%, 01/23/07(1)	75,000,000	74,996,257
4.55%, 05/30/06(1)	61,500,000	61,540,898
4.56%, 12/11/06(1)	90,000,000	90,072,387
Australia & New Zealand Banking Group Ltd.
4.35%, 01/23/07(1)	35,000,000	35,000,000
Bank of Ireland
4.34%, 12/20/06(1)	70,000,000	70,000,000
Bank of Nova Scotia
4.32%, 09/29/06	35,000,000	34,992,555
Banque Nationale de Paris
4.25%, 10/04/06	20,000,000	19,995,934
Beta Finance Inc.
4.33%, 04/25/06(1)	30,000,000	29,997,000
4.33%, 05/25/06(1)	15,000,000	14,999,459
CC USA Inc.
4.32%, 06/15/06(1)	55,000,000	54,997,499
4.33%, 05/25/06(1)	25,000,000	24,998,973
4.34%, 03/23/06(1)	25,000,000	25,000,048
4.35%, 07/14/06(1)	15,000,000	15,001,574
Commodore CDO Ltd. 2003-2A Class A1MM
4.56%, 06/13/06(1)	25,000,000	25,000,000
Credit Suisse First Boston NY
4.31%, 05/09/06	50,000,000	50,000,000
4.35%, 07/19/06	75,000,000	75,000,000
4.35%, 09/26/06	100,000,000	100,000,000
DEPFA Bank PLC
4.50%, 12/15/06	100,000,000	100,000,000
Descartes Funding Trust
4.37%, 11/15/06(1)	45,000,000	45,000,000
Dexia Credit Local
4.33%, 08/30/06	35,000,000	34,995,359
Dorada Finance Inc.
4.33%, 06/26/06(1)	15,000,000	14,999,321

28

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Face Amount	Value
Five Finance Inc.
4.32%, 09/15/06(1)	$30,000,000	$29,995,759
4.33%, 05/25/06(1)	22,000,000	21,999,096
4.34%, 06/26/06(1)	14,000,000	13,999,320
Greenwich Capital Holdings Inc.
4.32%, 02/10/06	15,000,000	15,000,000
4.32%, 02/13/06	15,000,000	15,000,000
HBOS Treasury Services PLC
4.57%, 10/24/06(1)	50,000,000	50,000,000
Holmes Financing PLC Series 2005-9 Class 1A
4.36%, 12/15/06(1)	50,000,000	50,000,000
HSBC Bank USA N.A.
4.39%, 05/04/06	15,000,000	15,004,117
ING USA Annuity & Life Insurance Funding Agreement
4.57%, 12/18/06(1)(2)	20,000,000	20,000,000
Jordan Brick Co. Inc.
4.38%, 01/03/06(1)	18,000,000	18,000,000
K2 USA LLC
4.25%, 06/02/06(1)	35,000,000	34,998,533
4.32%, 09/11/06(1)	100,000,000	99,989,630
Lakeline Austin Development Ltd.
4.40%, 01/03/06(1)	9,800,000	9,800,000
Leafs LLC
4.37%, 02/21/06(1)	19,971,050	19,971,050
LEEK Finance Series 14A Class A1
4.37%, 01/23/06	4,835,872	4,835,872
Links Finance LLC
4.32%, 01/20/06(1)	35,000,000	34,999,556
4.32%, 10/16/06(1)	82,000,000	81,990,234
Lothian Mortgages PLC Series 4A Class A1
4.37%, 01/24/06(1)	25,000,000	25,000,000
Marshall & Ilsley Bank
4.35%, 12/15/06	60,000,000	60,000,000
4.47%, 02/20/06	30,000,000	30,004,935
Metropolitan Life Insurance Funding Agreement
4.24%, 07/18/06(1)(2)	25,000,000	25,000,000
Monumental Global Funding II
4.53%, 12/27/06(1)	100,000,000	100,008,042
Natexis Banques Populaires
4.35%, 01/12/07(1)	50,000,000	50,000,000
National City Bank
4.26%, 01/06/06	20,000,000	19,999,917
Nationwide Building Society
4.58%, 10/27/06(1)	100,000,000	100,000,000
Nordea Bank AB
4.34%, 01/11/07(1)	75,000,000	75,000,000
Nordea Bank PLC
4.23%, 10/02/06	75,000,000	74,986,653
Northern Rock PLC
4.32%, 11/03/06(1)	70,000,000	70,000,000
Permanent Financing PLC Series 8 Class 1A
4.32%, 06/12/06(1)	37,000,000	37,000,067
Principal Life Income Funding Trusts
4.30%, 11/13/06	50,000,000	49,998,353
Royal Bank of Scotland
4.23%, 04/05/06	76,250,000	76,241,832
4.33%, 08/30/06	100,000,000	99,986,739
Sedna Finance Inc.
4.34%, 09/20/06(1)	15,000,000	15,000,000
Sigma Finance Inc.
4.00%, 08/11/06(1)	75,000,000	74,976,738
4.33%, 08/15/06(1)	15,000,000	14,999,067
4.35%, 03/20/06(1)	20,000,000	20,000,329
Skandinaviska Enskilda Bank NY
4.36%, 11/16/06(1)	50,000,000	50,000,000
Societe Generale
4.26%, 01/02/07(1)	30,000,000	30,000,000
4.30%, 06/13/06	30,000,000	29,997,270
Tango Finance Corp.
4.32%, 06/12/06(1)	50,000,000	49,997,769
4.33%, 05/26/06(1)	15,000,000	14,999,094
4.33%, 09/25/06(1)	30,000,000	29,996,718
Trap Rock Industry Inc.
4.40%, 01/03/06(1)	20,390,000	20,390,000
Travelers Insurance Co. Funding Agreement
4.36%, 02/03/06(1)(2)	50,000,000	50,000,000
4.45%, 08/18/06(1)(2)	50,000,000	50,000,000
Union Hamilton Special Funding LLC
4.52%, 03/28/06(1)	50,000,000	50,000,000
US Bank N.A.
4.31%, 09/29/06	15,000,000	14,997,062
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
4.37%, 01/25/06(1)	65,450,999	65,450,999
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
4.37%, 01/25/06(1)	72,107,202	72,107,202
Westpac Banking Corp.
4.49%, 01/11/07	70,000,000	70,000,000
WhistleJacket Capital LLC
4.32%, 02/15/06(1)	20,000,000	19,999,364
4.33%, 06/22/06(1)	15,000,000	14,999,289
4.33%, 07/28/06(1)	15,000,000	14,997,857
4.33%, 10/16/06(1)	100,000,000	99,991,889
4.33%, 10/20/06(1)	25,000,000	24,994,365
4.33%, 11/22/06(1)	75,000,000	74,981,733
White Pine Finance LLC
4.32%, 03/15/06(1)	46,000,000	45,997,334
4.32%, 07/17/06(1)	50,000,000	49,994,425
4.32%, 09/15/06(1)	46,000,000	45,995,122
Winston Funding Ltd. Series 2003-1 Class A1MA
4.26%, 01/23/06(1)	100,000,000	100,000,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $4,137,312,209)		4,137,312,209

29

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Face Amount	Value
REPURCHASE AGREEMENTS – 17.29%
Banc of America Securities LLC Tri-Party Repurchase Agreement, 4.10%, due 1/3/06, maturity value $100,045,556 (collateralized by U.S. Government obligations, value $102,000,001, 4.50% to 6.00%, 5/1/33 to 11/1/35).	$100,000,000	$100,000,000
Bank of America Securities LLC Tri-Party Repurchase Agreement, 4.30%, due 1/3/06, maturity value $40,019,111 (collateralized by U.S. Government obligations, value $40,800,000, 5.00%, 8/1/35 to 1/1/36).	40,000,000	40,000,000
Credit Suisse First Boston Inc. Tri-Party Repurchase Agreement, 4.25%, due 1/3/06, maturity value $40,018,889 (collateralized by U.S. Government obligations, value $40,801,003, 4.21% to 4.77%, 1/1/33 to 5/1/35).	40,000,000	40,000,000
Goldman Sachs & Co. Tri-Party Repurchase Agreement, 4.33%, due 1/3/06, maturity value $40,019,244 (collateralized by U.S. Government obligations, value $40,800,000, 4.25% to 5.19%, 4/1/34 to 9/1/35).	40,000,000	40,000,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, 4.40%, due 1/3/06, maturity value $250,122,222 (collateralized by non-U.S. Government debt securities, value $262,500,001, 0.00% to 10.00%, 1/1/06 to 12/31/35).(3)	250,000,000	250,000,000
JP Morgan Securities Inc. Tri-Party Repurchase Agreement, 4.29%, due 1/3/06, maturity value $40,019,067 (collateralized by U.S. Government obligations, value $40,801,409, 2.84% to 5.50%, 4/1/23 to 12/1/35).	40,000,000	40,000,000
Lehman Brothers Holdings Inc. Tri-Party Repurchase Agreement, 4.35%, due 1/3/06, maturity value $100,048,333 (collateralized by non-U.S. Government debt securities, value $104,993,464, 2.73% to 4.58%, 5/15/07 to 9/25/35).(3)	100,000,000	100,000,000
Lehman Brothers Inc. Tri-Party Repurchase Agreement, 4.20%, due 1/3/06, maturity value $40,018,667 (collateralized by U.S. Government obligations, value $40,800,562, 3.15% to 7.41%, 11/1/11 to 6/1/44).	40,000,000	40,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreement, 4.39%, due 6/28/06, maturity value $150,073,167 (collateralized by non-U.S. Government debt securities, value $154,504,756, 4.50% to 8.00%, 12/31/06 to 6/1/25).(2)(3)	150,000,000	150,000,000
Merrill Lynch Government Securities Inc. Tri-Party Repurchase Agreement, 4.28%, due 1/3/06, maturity value $40,019,022 (collateralized by U.S. Government obligations, value $41,201,372, 4.00% to 6.00%, 10/25/11 to 5/25/34).	40,000,000	40,000,000
Morgan Stanley Tri-Party Repurchase Agreement, 4.45%, due 1/22/07, maturity value $250,123,611 (collateralized by non-U.S. Government debt securities, value $257,841,442, 0.00% to 10.00%, 1/1/06 to 12/31/35).(2)(3)	250,000,000	250,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $1,090,000,000)		1,090,000,000

TOTAL INVESTMENTS IN SECURITIES – 99.76% (Cost: $6,287,569,231)		6,287,569,231

Other Assets, Less Liabilities – 0.24%		15,013,769

NET ASSETS – 100.00%		$6,302,583,000

(1)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(3)	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.

The accompanying notes are an integral part of these financial statements.

30

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

December 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.13%

ADVERTISING – 0.17%
Interpublic Group of Companies Inc.(1)(2)	90,464	$872,978
Omnicom Group Inc.(2)	38,342	3,264,054

		4,137,032

AEROSPACE & DEFENSE – 1.94%
Boeing Co. (The)	171,213	12,026,000
General Dynamics Corp.	42,588	4,857,161
Goodrich (B.F.) Co.	25,866	1,063,093
L-3 Communications Holdings Inc.(2)	25,357	1,885,293
Lockheed Martin Corp.	75,953	4,832,889
Northrop Grumman Corp.(2)	75,252	4,523,398
Raytheon Co.	94,956	3,812,483
Rockwell Collins Inc.	36,857	1,712,745
United Technologies Corp.	216,045	12,079,076

		46,792,138

AGRICULTURE – 1.82%
Altria Group Inc.	441,116	32,960,188
Archer-Daniels-Midland Co.	138,104	3,405,645
Monsanto Co.	56,792	4,403,084
Reynolds American Inc.	18,240	1,738,819
UST Inc.(2)	34,548	1,410,595

		43,918,331

AIRLINES – 0.10%
Southwest Airlines Co.	147,896	2,429,931

		2,429,931

APPAREL – 0.39%
Coach Inc.(1)	80,321	2,677,902
Jones Apparel Group Inc.	25,021	768,645
Liz Claiborne Inc.(2)	22,513	806,416
Nike Inc. Class B	40,410	3,507,184
Reebok International Ltd.	11,367	661,900
VF Corp.	19,056	1,054,559

		9,476,606

AUTO MANUFACTURERS – 0.34%
Ford Motor Co.(2)	392,715	3,031,760
General Motors Corp.(2)	119,501	2,320,709
Navistar International Corp.(1)(2)	13,503	386,456
PACCAR Inc.	36,030	2,494,357

		8,233,282

AUTO PARTS & EQUIPMENT – 0.17%
Cooper Tire & Rubber Co.(2)	13,285	203,526
Dana Corp.(2)	31,195	223,980
Goodyear Tire & Rubber Co. (The)(1)	36,965	642,452
Johnson Controls Inc.(2)	40,789	2,973,926

		4,043,884

BANKS – 6.26%
AmSouth Bancorp(2)	73,737	1,932,647
Bank of America Corp.	850,776	39,263,312
Bank of New York Co. Inc. (The)	163,568	5,209,641
BB&T Corp.(2)	115,183	4,827,320
Comerica Inc.	35,206	1,998,293
Compass Bancshares Inc.	26,244	1,267,323
Fifth Third Bancorp	117,382	4,427,649
First Horizon National Corp.	26,516	1,019,275
Huntington Bancshares Inc.	48,471	1,151,186
KeyCorp	86,202	2,838,632
M&T Bank Corp.	17,014	1,855,377
Marshall & Ilsley Corp.	44,151	1,900,259
Mellon Financial Corp.	88,384	3,027,152
National City Corp.(2)	117,128	3,931,987
North Fork Bancorp Inc.(2)	100,740	2,756,246
Northern Trust Corp.	39,527	2,048,289
PNC Financial Services Group	61,807	3,821,527
Regions Financial Corp.	96,998	3,313,452
State Street Corp.	69,682	3,863,170
SunTrust Banks Inc.	76,478	5,564,539
Synovus Financial Corp.	65,920	1,780,499
U.S. Bancorp	385,244	11,514,943
Wachovia Corp.	329,375	17,410,763
Wells Fargo & Co.	354,505	22,273,549
Zions Bancorporation	22,022	1,663,982

		150,661,012

BEVERAGES – 2.11%
Anheuser-Busch Companies Inc.	164,327	7,059,488
Brown-Forman Corp. Class B(2)	17,770	1,231,816
Coca-Cola Co. (The)	438,666	17,682,626
Coca-Cola Enterprises Inc.	64,799	1,242,197
Constellation Brands Inc.(1)	41,404	1,086,027
Molson Coors Brewing Co. Class B	12,145	813,594
Pepsi Bottling Group Inc.	29,465	842,994
PepsiCo Inc.	351,755	20,781,685

		50,740,427

BIOTECHNOLOGY – 1.30%
Amgen Inc.(1)	261,435	20,616,764
Biogen Idec Inc.(1)	71,755	3,252,654
Chiron Corp.(1)	23,446	1,042,409
Genzyme Corp.(1)	54,613	3,865,508
MedImmune Inc.(1)	51,935	1,818,764
Millipore Corp.(1)	10,926	721,553

		31,317,652

BUILDING MATERIALS – 0.24%
American Standard Companies Inc.	38,585	1,541,471
Masco Corp.	90,195	2,722,987
Vulcan Materials Co.	21,506	1,457,031

		5,721,489

31

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Shares	Value
CHEMICALS – 1.41%
Air Products & Chemicals Inc.(2)	47,193	$2,793,354
Ashland Inc.	15,416	892,586
Dow Chemical Co. (The)(2)	204,332	8,953,828
Du Pont (E.I.) de Nemours and Co.	194,632	8,271,860
Eastman Chemical Co.	17,126	883,530
Ecolab Inc.	39,397	1,428,929
Engelhard Corp.(2)	25,165	758,725
Hercules Inc.(1)	23,272	262,974
International Flavors & Fragrances Inc.	17,485	585,747
PPG Industries Inc.(2)	35,603	2,061,414
Praxair Inc.	68,157	3,609,595
Rohm & Haas Co.	30,762	1,489,496
Sherwin-Williams Co. (The)(2)	24,062	1,092,896
Sigma-Aldrich Corp.(2)	14,283	903,971

		33,988,905

COMMERCIAL SERVICES – 0.87%
Apollo Group Inc. Class A(1)	31,013	1,875,046
Block (H & R) Inc.	69,124	1,696,994
Cendant Corp.	217,772	3,756,567
Convergys Corp.(1)(2)	29,374	465,578
Donnelley (R.R.) & Sons Co.	45,836	1,568,050
Equifax Inc.	27,323	1,038,820
McKesson Corp.(2)	65,053	3,356,084
Moody’s Corp.(2)	52,772	3,241,256
Paychex Inc.	70,944	2,704,385
Robert Half International Inc.(2)	35,903	1,360,365

		21,063,145

COMPUTERS – 3.90%
Affiliated Computer Services Inc. Class A(1)	26,401	1,562,411
Apple Computer Inc.(1)	178,467	12,829,993
Computer Sciences Corp.(1)	39,056	1,977,796
Dell Inc.(1)	499,035	14,966,060
Electronic Data Systems Corp.	110,202	2,649,256
EMC Corp.(1)	507,428	6,911,169
Gateway Inc.(1)(2)	60,571	152,033
Hewlett-Packard Co.	606,794	17,372,512
International Business Machines Corp.	334,814	27,521,711
Lexmark International Inc.(1)	24,844	1,113,757
NCR Corp.(1)	39,034	1,324,814
Network Appliance Inc.(1)	78,602	2,122,254
Sun Microsystems Inc.(1)	721,784	3,024,275
Unisys Corp.(1)	71,074	414,361

		93,942,402

COSMETICS & PERSONAL CARE – 2.10%
Alberto-Culver Co.	16,259	743,849
Avon Products Inc.	97,541	2,784,796
Colgate-Palmolive Co.	109,639	6,013,699
Procter & Gamble Co.	710,376	41,116,563

		50,658,907

DISTRIBUTION & WHOLESALE – 0.12%
Genuine Parts Co.	36,608	1,607,823
Grainger (W.W.) Inc.	16,278	1,157,366

		2,765,189

DIVERSIFIED FINANCIAL SERVICES – 8.33%
American Express Co.	262,951	13,531,458
Ameriprise Financial Inc.	52,348	2,146,268
Bear Stearns Companies Inc. (The)	23,944	2,766,250
Capital One Financial Corp.	63,376	5,475,686
CIT Group Inc.	42,563	2,203,912
Citigroup Inc.	1,072,143	52,031,100
Countrywide Financial Corp.	126,331	4,319,257
E*TRADE Financial Corp.(1)(2)	86,325	1,800,739
Federal Home Loan Mortgage Corp.	146,300	9,560,705
Federal National Mortgage Association	204,931	10,002,682
Federated Investors Inc. Class B	18,262	676,424
Franklin Resources Inc.	31,579	2,968,742
Goldman Sachs Group Inc. (The)	95,609	12,210,225
Janus Capital Group Inc.(2)	46,341	863,333
JP Morgan Chase & Co.	741,202	29,418,307
Lehman Brothers Holdings Inc.	56,858	7,287,490
MBNA Corp.	265,666	7,212,832
Merrill Lynch & Co. Inc.	194,885	13,199,561
Morgan Stanley	228,602	12,970,877
Rowe (T.) Price Group Inc.	27,595	1,987,668
Schwab (Charles) Corp. (The)	219,355	3,217,938
SLM Corp.	88,290	4,863,896

		200,715,350

ELECTRIC – 3.08%
AES Corp. (The)(1)(2)	137,955	2,183,828
Allegheny Energy Inc.(1)	34,279	1,084,930
Ameren Corp.(2)	43,145	2,210,750
American Electric Power Co. Inc.(2)	83,225	3,086,815
CenterPoint Energy Inc.	65,171	837,447
Cinergy Corp.	42,087	1,787,014
CMS Energy Corp.(1)	46,135	669,419
Consolidated Edison Inc.(2)	51,748	2,397,485
Constellation Energy Group Inc.	37,700	2,171,520
Dominion Resources Inc.(2)	73,493	5,673,660
DTE Energy Co.(2)	37,516	1,620,316
Duke Energy Corp.(2)	196,273	5,387,694
Edison International	68,880	3,003,857
Entergy Corp.	43,954	3,017,442
Exelon Corp.	141,393	7,513,624
FirstEnergy Corp.	69,740	3,416,563
FPL Group Inc.	83,496	3,470,094
PG&E Corp.(2)	72,506	2,691,423
Pinnacle West Capital Corp.(2)	20,809	860,452
PPL Corp.	80,307	2,361,026
Progress Energy Inc.(2)	53,163	2,334,919
Public Service Enterprise Group Inc.	53,009	3,443,995
Southern Co. (The)(2)	157,428	5,435,989
TECO Energy Inc.(2)	43,692	750,629

32

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Shares	Value
ELECTRIC (Continued)
TXU Corp.	102,168	$5,127,812
Xcel Energy Inc.(2)	84,985	1,568,823

		74,107,526

ELECTRICAL COMPONENTS & EQUIPMENT - 0.34%
American Power Conversion Corp.	36,937	812,614
Emerson Electric Co.	87,085	6,505,249
Molex Inc.(2)	30,864	800,921

		8,118,784

ELECTRONICS – 0.49%
Agilent Technologies Inc.(1)	86,903	2,893,001
Applera Corp. - Applied
Biosystems Group	40,262	1,069,359
Fisher Scientific International Inc.(1)	25,871	1,600,380
Jabil Circuit Inc.(1)	37,083	1,375,408
PerkinElmer Inc.	27,412	645,827
Sanmina-SCI Corp.(1)	109,718	467,399
Solectron Corp.(1)	196,887	720,606
Symbol Technologies Inc.	52,579	674,063
Tektronix Inc.	18,107	510,798
Thermo Electron Corp.(1)	34,130	1,028,337
Waters Corp.(1)	23,757	898,015

		11,883,193

ENGINEERING & CONSTRUCTION– 0.06%
Fluor Corp.	18,302	1,414,013

		1,414,013

ENTERTAINMENT – 0.09%
International Game Technology Inc.(2)	71,766	2,208,957

		2,208,957

ENVIRONMENTAL CONTROL – 0.17%
Allied Waste Industries Inc.(1)(2)	47,565	415,718
Waste Management Inc.	117,317	3,560,571

		3,976,289

FOOD – 1.47%
Albertson’s Inc.	77,836	1,661,799
Campbell Soup Co.	39,798	1,184,786
ConAgra Foods Inc.	109,595	2,222,587
General Mills Inc.	75,518	3,724,548
Heinz (H.J.) Co.	71,259	2,402,853
Hershey Co. (The)(2)	38,580	2,131,545
Kellogg Co.	54,567	2,358,386
Kroger Co.(1)	153,213	2,892,661
McCormick & Co. Inc. NVS(2)	28,126	869,656
Safeway Inc.(2)	94,901	2,245,358
Sara Lee Corp.	161,598	3,054,202
SUPERVALU Inc.	28,633	930,000
Sysco Corp.	131,802	4,092,452
Tyson Foods Inc. Class A(2)	52,902	904,624
Whole Foods Market Inc.	29,146	2,255,609
Wrigley (William Jr.) Co.(2)	38,191	2,539,320

		35,470,386

FOREST PRODUCTS & PAPER – 0.46%
International Paper Co.(2)	103,715	3,485,861
Louisiana-Pacific Corp.(2)	22,787	625,959
MeadWestvaco Corp.	38,657	1,083,556
Plum Creek Timber Co. Inc.	38,807	1,398,992
Temple-Inland Inc.	23,700	1,062,945
Weyerhaeuser Co.(2)	51,607	3,423,608

		11,080,921

GAS – 0.23%
KeySpan Corp.	36,737	1,311,144
Nicor Inc.(2)	9,189	361,220
NiSource Inc.(2)	57,433	1,198,052
Peoples Energy Corp.(2)	7,893	276,808
Sempra Energy	54,318	2,435,619

		5,582,843

HAND & MACHINE TOOLS – 0.11%
Black & Decker Corp.	16,757	1,457,189
Snap-On Inc.(2)	12,087	453,988
Stanley Works (The)	15,628	750,769

		2,661,946

HEALTH CARE – PRODUCTS – 3.48%
Bard (C.R.) Inc.	22,135	1,459,139
Bausch & Lomb Inc.	11,305	767,609
Baxter International Inc.	131,948	4,967,842
Becton, Dickinson & Co.	53,281	3,201,122
Biomet Inc.	52,586	1,923,070
Boston Scientific Corp.(1)	125,496	3,073,397
Guidant Corp.	70,194	4,545,061
Johnson & Johnson	630,210	37,875,621
Medtronic Inc.	256,163	14,747,304
Patterson Companies Inc.(1)	29,090	971,606
St. Jude Medical Inc.(1)	77,531	3,892,056
Stryker Corp.	61,762	2,744,086
Zimmer Holdings Inc.(1)	52,395	3,533,519

		83,701,432

HEALTH CARE – SERVICES – 2.04%
Aetna Inc.	60,725	5,726,975
Coventry Health Care Inc.(1)(2)	34,298	1,953,614
HCA Inc.	89,683	4,528,991
Health Management Associates
Inc. Class A	52,067	1,143,391
Humana Inc.(1)	34,343	1,865,855
Laboratory Corp. of America Holdings(1)	28,381	1,528,317
Manor Care Inc.(2)	16,582	659,466
Quest Diagnostics Inc.	35,342	1,819,406

33

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Shares	Value
HEALTH CARE – SERVICES (Continued)
Tenet Healthcare Corp.(1)(2)	98,616	$755,399
UnitedHealth Group Inc.	288,821	17,947,337
WellPoint Inc.(1)	139,789	11,153,764

		49,082,515

HOME BUILDERS – 0.36%
Centex Corp.(2)	27,000	1,930,230
Horton (D.R.) Inc.	57,488	2,054,046
KB Home	16,670	1,211,242
Lennar Corp. Class A	28,984	1,768,604
Pulte Homes Inc.(2)	45,738	1,800,248

		8,764,370

HOME FURNISHINGS – 0.06%
Maytag Corp.	16,562	311,697
Whirlpool Corp.(2)	14,211	1,190,313

		1,502,010

HOUSEHOLD PRODUCTS & WARES– 0.47%
Avery Dennison Corp.(2)	23,279	1,286,630
Clorox Co. (The)	31,964	1,818,432
Fortune Brands Inc.	30,865	2,408,087
Kimberly-Clark Corp.	99,194	5,916,922

		11,430,071

HOUSEWARES – 0.06%
Newell Rubbermaid Inc.	58,078	1,381,095

		1,381,095

INSURANCE – 5.15%
ACE Ltd.	68,165	3,642,738
AFLAC Inc.	105,869	4,914,439
Allstate Corp. (The)	137,654	7,442,952
Ambac Financial Group Inc.(2)	22,443	1,729,458
American International Group Inc.	549,850	37,516,266
AON Corp.	67,609	2,430,544
Chubb Corp.	42,284	4,129,033
CIGNA Corp.	26,757	2,988,757
Cincinnati Financial Corp.	36,861	1,646,949
Genworth Financial Inc. Class A	79,594	2,752,361
Hartford Financial Services Group Inc.	63,563	5,459,426
Jefferson-Pilot Corp.	28,328	1,612,713
Lincoln National Corp.(2)	36,569	1,939,254
Loews Corp.	28,847	2,736,138
Marsh & McLennan Companies Inc.	115,189	3,658,403
MBIA Inc.(2)	28,288	1,701,806
MetLife Inc.	160,309	7,855,141
MGIC Investment Corp.(2)	19,410	1,277,566
Principal Financial Group Inc.(2)	59,512	2,822,654
Progressive Corp. (The)	41,735	4,873,813
Prudential Financial Inc.	107,158	7,842,894
SAFECO Corp.	26,385	1,490,752
St. Paul Travelers Companies Inc.	146,558	6,546,746
Torchmark Corp.(2)	21,911	1,218,252
UNUMProvident Corp.(2)	62,820	1,429,155
XL Capital Ltd. Class A(2)	36,839	2,482,212

		124,140,422

INTERNET – 1.21%
Amazon.com Inc.(1)	64,841	3,057,253
eBay Inc.(1)	241,998	10,466,413
Monster Worldwide Inc.(1)(2)	25,908	1,057,565
Symantec Corp.(1)	228,741	4,002,967
Yahoo! Inc.(1)	267,363	10,475,282

		29,059,480

IRON & STEEL – 0.17%
Allegheny Technologies Inc.	18,373	662,898
Nucor Corp.	33,157	2,212,235
United States Steel Corp.(2)	23,984	1,152,911

		4,028,044

LEISURE TIME – 0.39%
Brunswick Corp.	20,402	829,545
Carnival Corp.	91,666	4,901,381
Harley-Davidson Inc.(2)	58,359	3,004,905
Sabre Holdings Corp.	27,509	663,242

		9,399,073

LODGING – 0.41%
Harrah’s Entertainment Inc.	38,833	2,768,405
Hilton Hotels Corp.	70,038	1,688,616
Marriott International Inc. Class A	35,057	2,347,767
Starwood Hotels & Resorts
Worldwide Inc.(2)	46,341	2,959,336

		9,764,124

MACHINERY – 0.62%
Caterpillar Inc.(2)	144,001	8,318,938
Cummins Inc.(2)	9,840	882,943
Deere & Co.	51,108	3,480,966
Rockwell Automation Inc.	38,157	2,257,368

		14,940,215

MANUFACTURING – 5.54%
Cooper Industries Ltd.	19,465	1,420,945
Danaher Corp.(2)	50,476	2,815,551
Dover Corp.	42,770	1,731,757
Eastman Kodak Co.(2)	60,560	1,417,104
Eaton Corp.	31,247	2,096,361
General Electric Co.	2,238,563	78,461,633
Honeywell International Inc.	178,888	6,663,578
Illinois Tool Works Inc.	43,520	3,829,325
Ingersoll-Rand Co. Class A	70,397	2,841,927
ITT Industries Inc.(2)	19,515	2,006,532
Leggett & Platt Inc.(2)	39,481	906,484

34

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Shares	Value
MANUFACTURING (Continued)
Pall Corp.	26,133	$701,932
Parker Hannifin Corp.	25,272	1,666,941
Textron Inc.	28,149	2,166,910
3M Co.	161,171	12,490,752
Tyco International Ltd.(2)	426,863	12,319,266

		133,536,998

MEDIA – 3.12%
Clear Channel Communications Inc.(2)	114,336	3,595,867
Comcast Corp. Class A(1)	460,555	11,956,008
Dow Jones & Co. Inc.	12,839	455,656
Gannett Co. Inc.	51,026	3,090,645
Knight Ridder Inc.(2)	14,592	923,674
McGraw-Hill Companies Inc. (The)	79,298	4,094,156
Meredith Corp.	9,114	477,027
New York Times Co. Class A(2)	30,489	806,434
News Corp. Class A	516,336	8,029,025
Scripps (E.W.) Co. Class A	18,018	865,224
Time Warner Inc.	988,595	17,241,097
Tribune Co.	55,864	1,690,445
Univision Communications
Inc. Class A(1)	47,767	1,403,872
Viacom Inc. Class B	327,796	10,686,150
Walt Disney Co. (The)	408,061	9,781,222

		75,096,502

MINING – 0.65%
Alcoa Inc.	184,130	5,444,724
Freeport-McMoRan Copper & Gold Inc.	38,861	2,090,722
Newmont Mining Corp.(2)	94,521	5,047,421
Phelps Dodge Corp.	21,464	3,088,026

		15,670,893

OFFICE & BUSINESS EQUIPMENT – 0.21%
Pitney Bowes Inc.(2)	48,165	2,034,971
Xerox Corp.(1)(2)	203,014	2,974,155

		5,009,126

OIL & GAS – 7.67%
Amerada Hess Corp.	17,026	2,159,237
Anadarko Petroleum Corp.	50,187	4,755,218
Apache Corp.	69,673	4,773,994
Burlington Resources Inc.	80,239	6,916,602
Chevron Corp.	475,547	26,996,803
ConocoPhillips	293,875	17,097,647
Devon Energy Corp.	94,317	5,898,585
EOG Resources Inc.	51,098	3,749,060
Exxon Mobil Corp.	1,318,606	74,066,099
Kerr-McGee Corp.(2)	24,501	2,226,161
Marathon Oil Corp.(2)	77,538	4,727,492
Murphy Oil Corp.(2)	34,858	1,881,983
Nabors Industries Ltd.(1)	33,390	2,529,293
Noble Corp.	28,914	2,039,594
Occidental Petroleum Corp.	85,091	6,797,069
Rowan Companies Inc.	22,973	818,758
Sunoco Inc.	28,750	2,253,425
Transocean Inc.(1)(2)	69,835	4,866,801
Valero Energy Corp.	130,310	6,723,996
XTO Energy Inc.(2)	76,802	3,374,680

		184,652,497

OIL & GAS SERVICES – 1.28%
Baker Hughes Inc.	72,316	4,395,366
BJ Services Co.	68,117	2,497,850
Halliburton Co.	108,553	6,725,944
National Oilwell Varco Inc.(1)	36,821	2,308,677
Schlumberger Ltd.(2)	124,747	12,119,171
Weatherford International Ltd.(1)(2)	73,466	2,659,469

		30,706,477

PACKAGING & CONTAINERS – 0.13%
Ball Corp.	22,349	887,702
Bemis Co. Inc.	22,374	623,563
Pactiv Corp.(1)	30,929	680,438
Sealed Air Corp.(1)	17,361	975,167

		3,166,870

PHARMACEUTICALS – 5.86%
Abbott Laboratories	328,494	12,952,518
Allergan Inc.	27,819	3,003,339
AmerisourceBergen Corp.	44,006	1,821,848
Bristol-Myers Squibb Co.(2)	414,223	9,518,845
Cardinal Health Inc.	90,628	6,230,675
Caremark Rx Inc.(1)	95,163	4,928,492
Express Scripts Inc.(1)	30,993	2,597,213
Forest Laboratories Inc.(1)	71,598	2,912,607
Gilead Sciences Inc.(1)	96,887	5,099,163
Hospira Inc.(1)	33,918	1,451,012
King Pharmaceuticals Inc.(1)	50,799	859,519
Lilly (Eli) & Co.	240,701	13,621,270
Medco Health Solutions Inc.(1)	65,040	3,629,232
Merck & Co. Inc.	463,093	14,730,988
Mylan Laboratories Inc.	45,974	917,641
Pfizer Inc.	1,561,541	36,415,136
Schering-Plough Corp.	312,777	6,521,400
Watson Pharmaceuticals Inc.(1)	21,838	709,953
Wyeth	284,239	13,094,891

		141,015,742

PIPELINES – 0.28%
Dynegy Inc. Class A(1)(2)	65,377	316,425
El Paso Corp.	139,119	1,691,687
Kinder Morgan Inc.	22,221	2,043,221
Williams Companies Inc.	121,120	2,806,350

		6,857,683

35

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 0.68%
Apartment Investment & Management Co. Class A	20,092	$760,884
Archstone-Smith Trust(2)	44,750	1,874,578
Equity Office Properties Trust	86,470	2,622,635
Equity Residential(2)	60,881	2,381,665
ProLogis	51,852	2,422,525
Public Storage Inc.	17,690	1,197,967
Simon Property Group Inc.	39,415	3,020,371
Vornado Realty Trust(2)	24,931	2,080,991

		16,361,616

RETAIL – 5.90%
AutoNation Inc.(1)	38,912	845,558
AutoZone Inc.(1)	11,826	1,085,036
Bed Bath & Beyond Inc.(1)	62,729	2,267,653
Best Buy Co. Inc.	86,442	3,758,498
Big Lots Inc.(1)(2)	23,994	288,168
Circuit City Stores Inc.	33,746	762,322
Costco Wholesale Corp.(2)	100,275	4,960,604
CVS Corp.(2)	172,266	4,551,268
Darden Restaurants Inc.(2)	28,097	1,092,411
Dillard’s Inc. Class A(2)	13,546	336,212
Dollar General Corp.	67,445	1,286,176
Family Dollar Stores Inc.(2)	33,427	828,655
Federated Department Stores Inc.	57,569	3,818,552
Gap Inc. (The)	122,270	2,156,843
Home Depot Inc.	450,380	18,231,382
Kohl’s Corp.(1)	72,892	3,542,551
Limited Brands Inc.(2)	74,303	1,660,672
Lowe’s Companies Inc.(2)	165,570	11,036,896
McDonald’s Corp.	266,465	8,985,200
Nordstrom Inc.(2)	46,647	1,744,598
Office Depot Inc.(1)(2)	65,852	2,067,753
OfficeMax Inc.	14,754	374,161
Penney (J.C.) Co. Inc.	49,429	2,748,252
RadioShack Corp.	28,224	593,551
Sears Holdings Corp.(1)	21,245	2,454,435
Staples Inc.	154,808	3,515,690
Starbucks Corp.(1)	162,598	4,879,566
Target Corp.	186,504	10,252,125
Tiffany & Co.	29,961	1,147,207
TJX Companies Inc.(2)	98,064	2,278,027
Walgreen Co.	214,699	9,502,578
Wal-Mart Stores Inc.	529,153	24,764,360
Wendy’s International Inc.	24,500	1,353,870
Yum! Brands Inc.	60,074	2,816,269

		141,987,099

SAVINGS & LOANS – 0.60%
Golden West Financial Corp.(2)	54,176	3,575,616
Sovereign Bancorp Inc.	76,079	1,644,828
Washington Mutual Inc.	209,339	9,106,247

		14,326,691

SEMICONDUCTORS – 3.22%
Advanced Micro Devices Inc.(1)	85,355	2,611,863
Altera Corp.(1)	77,420	1,434,593
Analog Devices Inc.(2)	78,042	2,799,367
Applied Materials Inc.	343,397	6,160,542
Applied Micro Circuits Corp.(1)	65,253	167,700
Broadcom Corp. Class A(1)(2)	61,130	2,882,280
Freescale Semiconductor Inc. Class B(1)	86,687	2,181,912
Intel Corp.	1,277,883	31,895,960
KLA-Tencor Corp.(2)	41,691	2,056,617
Linear Technology Corp.	64,593	2,329,870
LSI Logic Corp.(1)	82,159	657,272
Maxim Integrated Products Inc.	69,271	2,510,381
Micron Technology Inc.(1)	130,412	1,735,784
National Semiconductor Corp.(2)	72,560	1,885,109
Novellus Systems Inc.(1)	28,748	693,402
NVIDIA Corp.(1)	36,076	1,318,939
PMC-Sierra Inc.(1)	37,852	291,839
QLogic Corp.(1)	16,984	552,150
Teradyne Inc.(1)	41,257	601,114
Texas Instruments Inc.	343,162	11,005,205
Xilinx Inc.	73,585	1,855,078

		77,626,977

SOFTWARE – 4.00%
Adobe Systems Inc.	127,179	4,700,536
Autodesk Inc.	48,737	2,093,254
Automatic Data Processing Inc.	122,296	5,612,163
BMC Software Inc.(1)	45,946	941,434
Citrix Systems Inc.(1)	37,101	1,067,767
Computer Associates International Inc.(2)	97,640	2,752,472
Compuware Corp.(1)	81,304	729,297
Electronic Arts Inc.(1)	63,913	3,343,289
First Data Corp.	162,166	6,974,760
Fiserv Inc.(1)	39,373	1,703,670
IMS Health Inc.	48,807	1,216,270
Intuit Inc.(1)	37,712	2,010,050
Mercury Interactive Corp.(1)(2)	18,123	503,638
Microsoft Corp.	1,940,090	50,733,354
Novell Inc.(1)	80,109	707,362
Oracle Corp.(1)	797,508	9,737,573
Parametric Technology Corp.(1)	56,621	345,388
Siebel Systems Inc.(2)	111,425	1,178,877

		96,351,154

TELECOMMUNICATIONS – 5.66%
ADC Telecommunications Inc.(1)	24,377	544,582
Alltel Corp.	81,022	5,112,488
Andrew Corp.(1)	33,783	362,492
AT&T Inc.	828,177	20,282,055
Avaya Inc.(1)	89,879	959,009
BellSouth Corp.	387,190	10,492,849
CenturyTel Inc.(2)	27,546	913,425
CIENA Corp.(1)	119,960	356,281

36

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Shares or Principal	Value
TELECOMMUNICATIONS (Continued)
Cisco Systems Inc.(1)	1,302,172	$22,293,185
Citizens Communications Co.	71,691	876,781
Comverse Technology Inc.(1)	42,545	1,131,272
Corning Inc.(1)(2)	322,561	6,341,549
JDS Uniphase Corp.(1)	347,446	819,973
Lucent Technologies Inc.(1)(2)	939,177	2,498,211
Motorola Inc.	527,436	11,914,779
QUALCOMM Inc.	348,216	15,001,145
Qwest Communications International Inc.(1)	327,938	1,852,850
Scientific-Atlanta Inc.	32,372	1,394,262
Sprint Nextel Corp.	625,708	14,616,539
Tellabs Inc.(1)	94,365	1,028,579
Verizon Communications Inc.	585,610	17,638,573

		136,430,879

TEXTILES – 0.05%
Cintas Corp.	29,466	1,213,410

		1,213,410

TOYS, GAMES & HOBBIES – 0.09%
Hasbro Inc.	37,518	757,113
Mattel Inc.(2)	85,357	1,350,348

		2,107,461

TRANSPORTATION – 1.70%
Burlington Northern Santa Fe Corp.	79,014	5,595,771
CSX Corp.	45,883	2,329,480
FedEx Corp.	64,136	6,631,021
Norfolk Southern Corp.	85,949	3,853,094
Ryder System Inc.	13,427	550,776
Union Pacific Corp.	56,042	4,511,941
United Parcel Service Inc. Class B	233,726	17,564,508

		41,036,591

TOTAL COMMON STOCKS (Cost: $2,335,276,700)		2,387,458,057

SHORT-TERM INVESTMENTS – 8.41%

CERTIFICATES OF DEPOSIT(3) – 0.36%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	482,541	482,543
Credit Suisse First Boston NY
4.03%, 01/04/06	482,541	482,541
First Tennessee Bank
4.18%, 01/26/06	149,588	149,580
Fortis Bank NY
3.83% - 3.84%, 01/25/06	1,447,622	1,447,623
Toronto-Dominion Bank
3.94%, 07/10/06	482,541	482,541
Wells Fargo Bank N.A.
4.26% - 4.78%,
01/09/06 - 12/05/06	4,149,850	4,149,842
Wilmington Trust Corp.
4.24% - 4.30%,
01/27/06 - 01/31/06	1,447,622	1,447,630

		8,642,300

COMMERCIAL PAPER(3) – 1.76%
Amstel Funding Corp.
3.91% - 4.40%,
01/04/06 - 05/08/06	2,943,498	2,929,026
Bryant Park Funding LLC
3.92%, 02/22/06	246,260	244,919
CAFCO LLC
4.19% - 4.23%,
01/27/06 - 02/06/06	2,074,925	2,067,649
CC USA Inc.
4.23%, 04/21/06	289,524	285,850
Charta LLC
4.25%, 01/26/06	723,811	721,846
Chesham Finance LLC
4.22% - 4.30%,
01/03/06 - 01/30/06	2,946,635	2,943,123
CRC Funding LLC
4.19% - 4.25%,
01/27/06 - 02/06/06	3,551,499	3,539,698
Dorada Finance Inc.
3.76%, 01/26/06	96,508	96,276
Ebury Finance Ltd.
4.30%, 01/30/06	1,351,114	1,346,757
Edison Asset Securitization LLC
4.37%, 05/08/06	482,541	475,219
Ford Credit Auto Receivables
4.22% - 4.23%, 01/17/06	801,018	799,702
Ford Credit Floorplan Motown
4.05%, 01/06/06	1,930,163	1,929,511
Galaxy Funding Inc.
4.23%, 04/18/06	276,978	273,561
Gemini Securitization Corp.
4.25%, 01/30/06	482,541	481,003
Georgetown Funding Co. LLC
4.23% - 4.28%,
01/05/06 - 01/19/06	4,723,967	4,720,544
Giro Funding US Corp.
4.23% - 4.24%,
01/09/06 - 01/13/06	820,319	819,627
Grampian Funding LLC
3.84% - 4.41%,
01/31/06 - 05/15/06	1,447,622	1,436,937
HSBC PLC
3.88%, 02/03/06	289,524	288,557
Jupiter Securitization Corp.
4.23%, 01/24/06	337,778	336,945
Liberty Street Funding Corp.
4.23%, 01/04/06	386,033	385,987
Lockhart Funding LLC
4.01% - 4.30%,
01/04/06 - 01/23/06	1,196,701	1,195,231

37

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Shares or Principal	Value
COMMERCIAL PAPER (Continued)
Mortgage Interest Networking Trust
4.28% - 4.34%,
01/17/06 - 01/25/06	$1,013,335	$1,011,173
Nordea North America Inc.
4.16%, 04/04/06	1,013,335	1,002,680
Prudential Funding LLC
4.27%, 01/17/06	1,930,163	1,926,958
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	965,081	960,365
Sedna Finance Inc.
3.92%, 02/21/06	241,270	239,983
Sigma Finance Inc.
4.16%, 04/06/06	579,049	572,826
Solitaire Funding Ltd.
4.24%, 01/23/06	2,367,634	2,362,057
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	258,816	258,785
Three Pillars Funding Corp.
4.03% - 4.27%,
01/03/06 - 01/17/06	3,075,927	3,075,196
Thunder Bay Funding Inc.
4.22%, 01/13/06	96,508	96,395
Ticonderoga Funding LLC
4.27%, 01/05/06	241,270	241,213
Tulip Funding Corp.
4.25% - 4.28%,
01/03/06 - 01/31/06	3,396,720	3,388,212

		42,453,811

LOAN PARTICIPATIONS(3) – 0.02%
Army & Air Force Exchange Service
4.24%, 02/01/06	482,541	482,541

		482,541

MEDIUM-TERM NOTES(3) – 0.14%
Dorada Finance Inc.
3.93%, 07/07/06	299,175	299,160
K2 USA LLC
3.94%, 07/07/06	579,049	579,034
Marshall & Ilsley Bank
5.18%, 12/15/06	965,081	968,230
Toronto-Dominion Bank
3.81%, 06/20/06	1,206,352	1,206,406
US Bank N.A.
2.85%, 11/15/06	193,016	189,941

		3,242,771

MONEY MARKET FUNDS – 0.79%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.25%(4)(5)	19,124,728	19,124,728

		19,124,728

REPURCHASE AGREEMENTS(3) – 0.84%
Banc of America Securities LLC Repurchase Agreement, due 1/3/06, with a maturity value of $4,827,750 and an effective yield of 4.37%.(6)	$4,825,407	4,825,407
Credit Suisse First Boston Repurchase Agreement, due 1/3/06, with a maturity value of $386,218 and an effective yield of 4.32%.(6)	386,033	386,033
Lehman Brothers Holdings Inc. Repurchase Agreement, due 1/3/06, with a maturity value of $7,724,374 and an effective yield of 4.34%.(7)	7,720,651	7,720,651
Morgan Stanley Repurchase Agreement, due 1/3/06, with a maturity value of $7,241,592 and an effective yield of 4.33%.(7)	7,238,110	7,238,110

		20,170,201

TIME DEPOSITS(3) – 0.32%
UBS AG
4.06%, 01/03/06	5,790,488	5,790,488
Wells Fargo Bank N.A.
4.00%, 01/03/06	1,999,465	1,999,465

		7,789,953

U.S. TREASURY OBLIGATIONS – 0.07%
U.S. Treasury Bill
3.89%, 03/23/06(8)(9)	1,700,000	1,685,281

		1,685,281

VARIABLE & FLOATING RATE NOTES(3) – 4.11%
Allstate Life Global Funding II
4.36% - 4.43%,
11/09/06 - 01/16/07(10)	3,392,261	3,393,090
American Express Bank
4.33% - 4.34%,
01/24/06 - 10/25/06	3,715,563	3,715,545
American Express Centurion Bank
4.33% - 4.34%,
06/29/06 - 07/19/06	1,592,384	1,592,385
American Express Credit Corp.
4.39%, 11/06/07	289,524	289,816
ASIF Global Financing
4.34% - 4.55%,
05/30/06 - 08/11/06(10)	3,136,514	3,137,829
Australia & New Zealand Banking Group Ltd.
4.35%, 01/23/07(10)	627,303	627,303
Bank of America N.A.
4.31%, 08/10/06	4,825,407	4,825,407
Bank of Ireland
4.34%, 12/20/06(10)	965,081	965,081

38

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES (Continued)
Bank of Nova Scotia
4.22%, 01/03/06	$386,033	$386,033
Beta Finance Inc.
4.29% - 4.33%,
04/25/06 - 06/09/06(10)	2,403,053	2,402,959
BMW US Capital LLC
4.34%, 12/15/06(10)	965,081	965,081
CC USA Inc.
4.32% - 4.35%,
03/23/06 - 07/14/06(10)	2,596,069	2,596,010
Commodore CDO Ltd.
4.56%, 06/13/06(10)	241,270	241,270
Credit Suisse First Boston NY
4.31% - 4.35%
05/09/06 - 07/19/06	3,377,784	3,377,784
DEPFA Bank PLC
4.50% - 12/15/06	965,081	965,081
Descartes Funding Trust
4.37% - 11/15/06(10)	434,287	434,287
Dexia Credit Local
4.33%, 08/30/06	482,541	482,478
Dorada Finance Inc.
4.33% - 4.36%,
03/27/06 - 06/26/06(10)	1,534,479	1,534,508
Eli Lilly Services Inc.
4.26%, 09/01/06(10)	965,081	965,081
Fairway Finance Corp.
4.32% - 4.42%,
01/18/06 - 01/20/06	965,081	965,080
Fifth Third Bancorp.
4.35%, 11/22/06(10)	1,930,163	1,930,163
Five Finance Inc.
4.34% - 4.37%,
02/27/06 - 06/26/06(10)	675,557	675,557
General Electric Capital Corp.
4.44%, 01/09/07	434,287	434,638
Greenwich Capital Holdings Inc.
4.25% - 4.32%,
02/10/06 - 03/02/06	723,811	723,811
Hartford Life Global Funding Trusts
4.36%, 02/17/07	965,081	965,081
HBOS Treasury Services PLC
4.32% - 4.57%,
01/10/06 - 10/24/06	2,895,244	2,895,243
Holmes Financing PLC
4.33%, 12/15/06(10)	2,653,974	2,653,974
HSBC Bank USA N.A.
4.27% - 4.39%,
05/04/06 - 08/03/06	820,319	820,509
K2 USA LLC
4.25% - 4.36%,
02/15/06 - 09/11/06(10)	2,798,736	2,798,627
Leafs LLC
4.37%, 01/20/06 - 02/21/06(10)	1,011,869	1,011,868
Links Finance LLC
4.32% - 4.40%,
01/20/06 - 03/15/06(10)	3,281,277	3,281,384
Lothian Mortgages PLC
4.37%, 01/24/06(10)	482,541	482,541
Marshall & Ilsley Bank
4.35% - 4.47%,
02/20/06 - 12/15/06	1,495,876	1,496,029
Metropolitan Life Global Funding I
4.31% - 4.55%,
08/28/06 - 01/05/07(10)	2,885,593	2,887,151
Mound Financing PLC
4.30%, 11/08/06(10)	1,930,163	1,930,163
Natexis Banques Populaires
4.35%, 01/12/07(10)	723,811	723,811
National City Bank (Ohio)
4.26%, 01/06/06	482,541	482,539
Nationwide Building Society
4.33% - 4.58%,
01/13/06 - 01/26/07(10)	3,570,801	3,570,925
Nordea Bank AB
4.34%, 12/11/06(10)	1,688,892	1,688,892
Nordea Bank PLC
4.23%, 10/02/06	579,049	578,948
Northern Rock PLC
4.32%, 11/03/06(10)	1,158,098	1,158,137
Permanent Financing PLC
4.32%, 03/10/06 - 06/12/06(10)	2,625,021	2,625,022
Pfizer Investment Capital PLC
4.33%, 12/15/06(10)	2,412,703	2,412,703
Principal Life Income Funding Trusts
4.29%, 05/10/06	723,811	723,822
Royal Bank of Scotland
4.32% - 4.33%,
06/27/06 - 08/30/06	1,447,622	1,447,461
Sedna Finance Inc.
4.33% - 4.34%,
01/10/06 - 09/20/06(10)	820,319	820,315
Sigma Finance Inc.
4.07% - 4.35%,
01/09/06 - 08/15/06(10)	2,036,322	2,036,298
Skandinaviska Enskilda Bank NY
4.36%, 11/16/06(10)	965,081	965,081
Societe Generale
4.26% - 4.32%,
03/30/06 - 01/02/07(10)	1,495,876	1,495,811
Strips III LLC
4.43%, 07/24/06(10)(11)	260,297	260,297
SunTrust Bank
4.19%, 04/28/06	1,447,622	1,447,622
Tango Finance Corp.
4.33% - 4.34%,
05/25/06 - 09/27/06(10)	2,152,131	2,151,984

39

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES (Continued)
Toyota Motor Credit Corp.
4.23% - 4.30%,
01/09/06 - 04/10/06	$2,123,179	$2,123,174
Unicredito Italiano SpA
4.43%, 06/14/06	1,254,606	1,254,408
Union Hamilton Special Funding LLC
4.52%, 03/28/06(10)	965,081	965,081
US Bank N.A.
4.31%, 09/29/06	434,287	434,203
Variable Funding Capital Corp.
4.29% - 4.32%,
02/16/06 - 03/13/06	3,136,514	3,136,514
Wachovia Asset Securitization Inc.
4.37%, 01/25/06(10)	1,991,323	1,991,323
Wells Fargo & Co.
4.36%, 09/15/06(10)	482,541	482,573
WhistleJacket Capital LLC
4.33% - 4.35%,
01/17/06 - 07/28/06(10)	1,061,590	1,061,519
White Pine Finance LLC
4.32% - 4.37%,
01/13/06 - 06/20/06(10)	1,978,417	1,978,403
Winston Funding Ltd.
4.26%, 01/23/06(10)	689,068	689,068
World Savings Bank
4.29%, 03/09/06	1,447,622	1,447,608

		99,002,389

TOTAL SHORT-TERM INVESTMENTS (Cost: $202,593,572)		202,593,975

TOTAL INVESTMENTS IN SECURITIES – 107.54% (Cost: $2,537,870,272)		2,590,052,032

Other Assets, Less Liabilities – (7.54)%		(181,526,382)

NET ASSETS – 100.00%		$2,408,525,650

NVS Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 4.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(4)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 4.10% to 5.84% and maturity dates ranging from 2/1/28 to 5/1/35.
(7)	Repurchase agreements are fully collateralized by non-U.S. Government debt securities, with interest rates ranging from 1.01% to 7.96% and maturity dates ranging from 5/18/06 to 10/27/25. The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(8)	The rate quoted is the yield to maturity.
(9)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of index futures contracts. See Note 1.
(10)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(11)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

As of December 31, 2005, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Depreciation
S&P 500 Index (03/17/06)	364	$22,837,360	$(377,277)

			$(377,277)

The accompanying notes are an integral part of these financial statements.

40

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

December 31, 2005

Bond Index Master Portfolio

Sector	Value	% of Net Assets
Government	$79,541,030	39.05%
Mortgage-Backed Securities	76,502,379	37.57
Financial	21,991,172	10.80
Communications	6,121,254	3.00
Consumer Non-Cyclical	4,338,469	2.12
Energy	3,353,845	1.65
Utilities	3,070,800	1.51
Industrial	2,538,903	1.25
Basic Materials	1,625,195	0.81
Consumer Cyclical	1,384,522	0.68
Technology	399,196	0.20
Short-Term and Other Net Assets	2,777,881	1.36

TOTAL	$203,644,646	100.00%

Money Market Master Portfolio

Asset Type	Value	% of Net Assets
Variable & Floating Rate Notes	$4,137,312,209	65.64%
Repurchase Agreements	1,090,000,000	17.29
Time Deposits	412,500,000	6.55
Commercial Paper	397,599,602	6.31
Certificates of Deposit	159,997,741	2.54
Medium-Term Notes	90,159,679	1.43
Other Net Assets	15,013,769	0.24

TOTAL	$6,302,583,000	100.00%

S&P 500 Index Master Portfolio

Sector/Investment Type	Value	% of Net Assets
Consumer Non-Cyclical	$518,398,608	21.52%
Financial	506,205,091	21.02
Industrial	273,248,526	11.34
Technology	272,929,659	11.33
Communications	244,723,893	10.16
Energy	222,216,657	9.23
Consumer Cyclical	205,276,491	8.53
Utilities	79,690,369	3.31
Basic Materials	64,768,763	2.69
Futures Contracts	(377,277)	(0.02)
Short-Term and Other Net Assets	21,444,870	0.89

TOTAL	$2,408,525,650	100.00%

These tables are not part of the financial statements.

41

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2005

	Bond Index Master Portfolio	Money Market Master Portfolio	S&P 500 Index Master Portfolio
ASSETS
Investments, at cost:
Unaffiliated issuers	$232,500,888	$6,287,569,231	$2,518,745,544

Affiliated issuers(a)	$1,874,504	$—	$19,124,728

Investments in securities, at value (including securities on loan(b)) (Note 1):
Unaffiliated issuers	$228,787,713	$5,197,569,231	$2,550,757,103
Affiliated issuers(a)	1,874,504	—	19,124,728
Repurchase agreements, at value (Note 1)	3,484,673	1,090,000,000	20,170,201
Cash	—	3,268	—
Receivables:
Investment securities sold	2,994,069	—	168,514
Dividends and interest	2,162,665	15,549,343	3,308,631

Total Assets	239,303,624	6,303,121,842	2,593,529,177

LIABILITIES
Payables:
Investment securities purchased	4,239,573	—	3,001,210
Due to broker — variation margin	—	—	114,653
Collateral for securities on loan (Note 4)	31,405,621	—	181,783,966
Investment advisory fees (Note 2)	13,784	538,842	103,698

Total Liabilities	35,658,978	538,842	185,003,527

NET ASSETS	$203,644,646	$6,302,583,000	$2,408,525,650

(a)	The Master Portfolios’ investment adviser is an affiliate of the issuers. See Note 2.
(b)	Securities on loan with market values of $30,908,086, $— and $175,893,005, respectively. See Note 4.

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2005

	Bond Index Master Portfolio	Money Market Master Portfolio	S&P 500 Index Master Portfolio
NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$—	$—	$43,202,282
Interest from unaffiliated issuers	9,481,346	240,993,254	103,577
Interest from affiliated issuers(a)	187,528	—	1,497,181
Securities lending income(b)	54,042	—	197,608

Total investment income	9,722,916	240,993,254	45,000,648

EXPENSES (Note 2)
Investment advisory fees	167,502	7,249,677	1,188,574

Total expenses	167,502	7,249,677	1,188,574
Less investment advisory fees waived	—	(3,436,517)	—

Net expenses	167,502	3,813,160	1,188,574

Net investment income	9,555,414	237,180,094	43,812,074

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from sale of investments in unaffiliated issuers	(299,993)	35,169	(34,203,870)
Net realized gain from in-kind redemptions	—	—	37,267,402
Net realized gain on futures contracts	—	—	4,340,737
Net change in unrealized appreciation (depreciation) of investments	(4,384,176)	—	62,101,667
Net change in unrealized appreciation (depreciation) of futures contracts	—	—	(938,565)

Net realized and unrealized gain (loss)	(4,684,169)	35,169	68,567,371

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,871,245	$237,215,263	$112,379,445

(a)	The Master Portfolios’ investment adviser is an affiliate of the issuers. See Note 2.
(b)	Includes income earned from issuers of which the Master Portfolios’ investment adviser is an affiliate. See Note 2.

The accompanying notes are an integral part of these financial statements.

42

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Bond Index Master Portfolio		Money Market Master Portfolio		S&P 500 Index Master Portfolio
	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2005	For the year ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$9,555,414	$12,282,381	$237,180,094	$75,589,172	$43,812,074	$53,575,520
Net realized gain (loss)	(299,993)	26,489,863	35,169	(3,023)	7,404,269	538,623,460
Net change in unrealized appreciation (depreciation)	(4,384,176)	(15,857,497)	—	—	61,163,102	(290,833,407)

Net increase in net assets resulting from operations	4,871,245	22,914,747	237,215,263	75,586,149	112,379,445	301,365,573

Interestholder transactions:
Contributions	46,465,907	219,605,684	58,641,619,347	27,939,964,264	749,027,738	820,705,368
Withdrawals	(64,378,783)	(688,185,575)	(58,107,077,434)	(27,213,733,782)	(859,684,082)	(2,346,660,989)

Net increase (decrease) in net assets resulting from interestholder transactions	(17,912,876)	(468,579,891)	534,541,913	726,230,482	(110,656,344)	(1,525,955,621)

Increase (decrease) in net assets	(13,041,631)	(445,665,144)	771,757,176	801,816,631	1,723,101	(1,224,590,048)
NET ASSETS:
Beginning of year	216,686,277	662,351,421	5,530,825,824	4,729,009,193	2,406,802,549	3,631,392,597

End of year	$203,644,646	$216,686,277	$6,302,583,000	$5,530,825,824	$2,408,525,650	$2,406,802,549

The accompanying notes are an integral part of these financial statements.

43

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. As of December 31, 2005, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the Bond Index, Money Market and S&P 500 Index Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

Under MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of the Bond Index and S&P 500 Index Master Portfolios are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the “Board”).

The Money Market Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

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MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of December 31, 2005, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes for the Master Portfolios were as follows:

Master Portfolio	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bond Index	$232,092,028	$2,706,079	$(651,217)	$2,054,862
S&P 500 Index	2,593,214,650	352,850,885	(356,013,503)	(3,162,618)

As of December 31, 2005, the Money Market Master Portfolio’s cost of investments for federal income tax purposes was the same as for financial statement purposes.

FUTURES CONTRACTS

The Bond Index and S&P 500 Index Master Portfolios may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, a Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Master Portfolio as receivables or payables in the accompanying Statements of Assets and Liabilities. When the contract is closed, the Master Portfolio records a “realized gain (loss) on futures contracts” in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the U.S. Securities and Exchange Commission (“SEC”), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equity in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for futures contracts may exceed the amount reflected in the financial statements.

The S&P 500 Index Master Portfolio has pledged to brokers U.S. Treasury Bills with a total face amount of $1,700,000 for initial margin requirements.

WHEN ISSUED/TBA TRANSACTIONS

The Bond Index Master Portfolio may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover, higher transaction costs and to allocate larger short-term capital gains to interestholders.

REPURCHASE AGREEMENTS

Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

45

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.08%, 0.10% and 0.05% of the average daily net assets of the Bond Index, Money Market and S&P 500 Index Master Portfolios, respectively, as compensation for investment advisory services. From time to time, BGFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance. For the year ended December 31, 2005, BGFA waived $3,436,517 in investment advisory fees for the Money Market Master Portfolio. Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolios. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

Pursuant to an exemptive order issued by the SEC, BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolios’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended December 31, 2005, BGI earned securities lending agent fees as follows:

Master Portfolio	Securities Lending Agent Fees
Bond Index	$54,042
S&P 500 Index	197,608

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolios. For the year ended December 31, 2005, BGIS did not receive any brokerage commissions from the Master Portfolios.

Pursuant to Rule 17a-7 under the 1940 Act, the S&P 500 Index Master Portfolio executed cross trades for the year ended December 31, 2005. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter, for compliance with the requirements and restrictions set forth by Rule 17a-7.

Pursuant to an exemptive order issued by the SEC, each Master Portfolio may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Master Portfolios’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios from temporary cash investments or from investment of securities lending collateral are recorded as either interest from affiliated issuers or securities lending income, respectively, in the accompanying Master Portfolios’ Statements of Operations.

46

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

The following table provides information about the investment by each Master Portfolio in shares of issuers of which BGFA is an affiliate for the year ended December 31, 2005, including income earned from these affiliated issuers.

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Interest Income
Bond Index
IMMF	3,744	1,449,247	1,451,116	1,875	$1,874,504	$187,528
S&P 500 Index
IMMF	17,466	12,616,569	12,614,910	19,125	19,124,728	1,497,181

During the year ended December 31, 2005, the Bond Index and S&P 500 Index Master Portfolios invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Master Portfolio does not include the Master Portfolio’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

Certain officers and trustees of MIP are also officers of BGI. As of December 31, 2005, these officers of BGI collectively owned less than 1% of MIP’s outstanding beneficial interests.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Investment transactions (excluding short-term investments) for the Master Portfolios for the year ended December 31, 2005 were as follows:

	U.S. Government Obligations		Other Securities
Master Portfolio	Purchases	Sales	Purchases	Sales
Bond Index	$146,038,688	$152,704,785	$10,192,478	$11,565,637
S&P 500 Index	—	—	238,771,926	299,483,118

For the year ended December 31, 2005, the S&P 500 Index Master Portfolio paid in-kind redemption proceeds of portfolio securities in the amount of $156,000,305. In-kind redemptions are transactions in which an interestholder in the Master Portfolio redeems interests in the Master Portfolio and the Master Portfolio pays the proceeds of that redemption in the form of portfolio securities, rather than cash. Because capital gains or losses resulting from in-kind redemptions are not taxable to the Master Portfolio, and are not allocated to the other interestholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Master Portfolio’s tax year. The net realized gains or losses from in-kind redemptions for the year ended December 31, 2005 are disclosed in the Master Portfolio’s Statement of Operations.

4. PORTFOLIO SECURITIES LOANED

Each Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of December 31, 2005, the Bond Index and S&P 500 Index Master Portfolios had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities and non-U.S. Government debt securities. Income from the joint account is allocated daily to each Master Portfolio, based

47

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

on each Master Portfolio’s portion of the total cash collateral received. The market value of the securities on loan as of December 31, 2005 and the value of the related collateral are disclosed in the Master Portfolios’ Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Master Portfolios’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

5. FINANCIAL HIGHLIGHTS

Financial highlights for each of the Master Portfolios were as follows:

Master Portfolio	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001
Bond Index
Ratio of expenses to average net assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of net investment income to average net assets	4.56%	4.17%	4.24%	5.27%	5.98	%(a)
Portfolio turnover rate(b)	76%	148%	67%	118%	53%
Total return	2.27%	4.20%	4.07%	10.05%	8.94%
Money Market
Ratio of expenses to average net assets	0.05%	0.05%	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees	0.10%	0.10%	n/a	n/a	n/a
Ratio of net investment income to average net assets	3.27%	1.40%	1.15%	1.80%	3.66%
Ratio of net investment income to average net assets prior to waived fees	3.22%	1.35%	n/a	n/a	n/a
Total return	3.28%	1.39%	1.16%	1.84%	4.23%
S&P 500 Index
Ratio of expenses to average net assets	0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of net investment income to average net assets	1.84%	1.91%	1.74%	1.57%	1.31%
Portfolio turnover rate(b)	10%	14%	8%	12%	9%
Total return	4.87%	10.82%	28.52%	(22.05)%	(11.96)%

(a)	Effective January 1, 2001, the Bond Index Master Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001 for the Bond Index Master Portfolio was to decrease the ratio of net investment income to average net assets from 6.37% to 5.98%.
(b)	Portfolio turnover rates include in-kind transactions, if any.

48

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Interestholders and Board of Trustees of

Master Investment Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Bond Index Master Portfolio, Money Market Master Portfolio and S&P 500 Index Master Portfolio, each a portfolio of Master Investment Portfolio (collectively, the “Master Portfolios”), at December 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolios’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 16, 2006

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MASTER INVESTMENT PORTFOLIO

TRUSTEE INFORMATION — UNAUDITED

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. The Trustees and Officers of Master Investment Portfolio (“MIP”) also serve as Trustees and Officers of Barclays Global Investors Funds (“BGIF”). Please see the Trustees Information for BGIF (found elsewhere in this report), for information regarding the Trustees and Officers of MIP.

Additional information about MIP’s Trustees may be found in Part B of each Master Portfolio’s Registration Statement, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

50

The Barclays Global Investors Funds (Funds) are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the Master Portfolios, in which each Fund invests all of its assets. Barclays Global Investors Services (BGIS) assists in the marketing of the Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

Investing involves risk, including possible loss of principal.

An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1 877 244 1544, and on the Securities and Exchange Commission's website at www.sec.gov.

Information about how the Master Portfolio in which each Fund invests voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2005 is available without charge, upon request, by calling toll-free 1 877 244 1544, and on the Securities and Exchange Commission's website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1 800 SEC 0330.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGF-AR-CM1205

BARCLAYS GLOBAL INVESTORS

BARCLAYS

2005 ANNUAL REPORT TO SHAREHOLDERS | DECEMBER 31, 2005

LIFEPATH® PORTFOLIOS

LIFEPATH® RETIREMENT

LIFEPATH 2010®

LIFEPATH 2020®

LIFEPATH 2030®

LIFEPATH 2040®

BARCLAYS GLOBAL INVESTORS *funds*

Management’s Discussion of Fund Performance

LifePath® Portfolios

Performance as of December 31, 2005

Average Annual Total Returns

	One-Year	Five-Year	Ten-Year (1)
Class I Shares
LifePath Retirement Portfolio	4.32%	4.60%	5.99%
LifePath 2010 Portfolio	5.20%	3.52%	6.98%
LifePath 2020 Portfolio	6.54%	2.81%	7.62%
LifePath 2030 Portfolio	7.63%	2.31%	8.12%
LifePath 2040 Portfolio	8.24%	1.61%	8.42%

	One-Year	Since Inception (2)
Class R Shares
LifePath Retirement Portfolio	4.05%	9.70%
LifePath 2010 Portfolio	4.94%	4.26%
LifePath 2020 Portfolio	6.28%	4.85%
LifePath 2030 Portfolio	7.37%	15.08%
LifePath 2040 Portfolio	8.01%	16.79%

(1)	The Class I shares of the LifePath Portfolios are successors to the assets of the Institutional Class shares of the Stagecoach Trust LifePath Funds (the “predecessor funds”), that began operations on March 1, 1994. Performance information for the periods before March 26, 1996, the date the LifePath Portfolios began operations, reflects the performance of the predecessor funds.
(2)	Total returns are calculated from an inception date of April 11, 2003 for the LifePath Retirement Portfolio, an inception date of March 7, 2002 for the LifePath 2010 and LifePath 2020 Portfolios, and an inception date of April 8, 2003 for the LifePath 2030 and LifePath 2040 Portfolios. These inception dates represent the date investors began investing in the Class R shares of the respective LifePath Portfolios. To establish the new share class, the LifePath Portfolios’ distributor privately seeded each Portfolio’s Class R on April 30, 2001. The class had no activity from April 30, 2001 until investment began on the Class R inception date for the relevant LifePath Portfolio. Since inception returns calculated from April 30, 2001 for the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios were 4.34%, 3.44%, 3.06%, 2.92% and 2.83%, respectively.

LifePath® Portfolios

Management’s Discussion of Fund Performance (Continued)

LifePath® Portfolios

Management’s Discussion of Fund Performance (Continued)

(1)	The LifePath custom benchmarks are hypothetical representations of the performance of the respective LifePath Portfolios’ asset classes according to their weightings as of the most recent quarter-end. The weightings of the various indexes that are included in the LifePath Portfolios’ custom benchmarks are adjusted quarterly to reflect the funds’ changing asset allocations over time. The following indexes are used to calculate the LifePath Portfolios’ custom benchmarks: S&P 500 Index, S&P 400 Index, S&P 600 Index, MSCI EAFE Index, Lehman Brothers Aggregate Bond Index, and the Citigroup 3-Month Treasury Bill Index. On March 15, 2004, the LifePath Portfolios were restructured to be fund-of-funds. Prior to that date, the LifePath Portfolios held portfolio securities directly. In addition, as of December 31, 2003, the investment adviser made certain changes to its asset allocation strategy for the LifePath Portfolios, including a change to the frequency with which the LifePath Portfolios’ holdings are rebalanced among the asset classes, from monthly to quarterly.

LifePath® Portfolios

Management’s Discussion of Fund Performance (Continued)

Average annual total returns represent each LifePath Portfolio’s average annual increase or decrease in value during the time periods noted above.

Performance figures for each class of each LifePath Portfolio assume that dividends and capital gain distributions have been reinvested in the applicable class of the applicable LifePath Portfolio at net asset value. The “net asset value” of a class of a LifePath Portfolio is the value of one share of that class. The performance shown in the table and charts above do not reflect the deduction of taxes that a shareholder would pay on LifePath Portfolio distributions or the redemption of LifePath Portfolio shares. The investment return and principal value of shares of each LifePath Portfolio will vary with changes in market conditions. Shares of each LifePath Portfolio may be worth more or less than their original cost when they are redeemed.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the LifePath Portfolios, an index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the LifePath Portfolios. These expenses negatively impact the performance of the LifePath Portfolios. Each LifePath Portfolio’s past performance is no guarantee of future results.

The broad domestic equity markets, as represented by the S&P 1500 Index, posted gains for the 12 months ended December 31, 2005 (the “reporting period”), returning 5.66%. International equities, as represented by the MSCI EAFE Index, gained 13.54% for the reporting period, and bond prices, as represented by the Lehman Brothers Aggregate Bond Index, rose 2.43% for the reporting period. Cash, as represented by the Citigroup 3-Month Treasury Bill Index, returned 3.00% for the reporting period.

The large-capitalization domestic equity markets, as represented by the S&P 500 Index, delivered modest gains for 2005 despite increasing short-term interest rates, rising oil prices, and low consumer confidence levels. The Federal Reserve Board increased the federal funds rate eight times in 2005, resulting in a rate of 4.25% at year-end, the highest level in 4 1/2 years. Oil prices continued to escalate during the reporting period. Already on the rise due to growing global demand, the price of oil surged in the wake of Hurricane Katrina, which curtailed oil supply. By the end of 2005, oil topped $61 per barrel, an increase of 40% for the year. Consumer confidence levels remained relatively low for most of the year, but appeared to rebound in December, buoyed by the resilience of the U.S. economy and improving employment figures.

Despite the increase in short-term interest rates, 10-year government bond yields moved only moderately higher over the course of the year. Among Treasury securities, two-year note yields rose by more than 1.30%, while yields on 10-year notes rose a slight 0.20%. Yields on longer-term Treasury securities declined during the reporting period. Corporate bonds also delivered positive results, despite downgrades from investment grade to junk for two of the world’s largest issuers of corporate debt. Helping corporate bond prices was an increase in demand from foreign investors during the year. Mortgage-backed securities had positive performance during the reporting period but underperformed Treasury securities for the first time since 2001.

International markets generally delivered gains during the reporting period. Low interest rates around the world contributed to the economic strength of many of the constituent countries, spurring investment and borrowing levels. Healthy economic growth in the U.S. also contributed to the positive results, translating into ongoing demand for foreign goods and services from the U.S. Many countries also benefited from ongoing demand from China, whose economy continued to expand. Oil prices, which escalated during the year and ultimately topped $61 per barrel, generally had a dampening effect on markets, although they did help those markets with substantial representation in the energy industry.

The LifePath Portfolios are invested in a combination of stock, bond and money market funds for which Barclays Global Fund Advisors is the investment adviser. Each LifePath Portfolio invested in the same underlying funds but in differing proportions, depending upon the acceptable risk level of the LifePath Portfolio.

During 2005, each LifePath Portfolio invested a portion of its assets in various iShares Funds, including the iShares MSCI EAFE Index Fund and the iShares S&P MidCap 400 Index Fund. For the reporting period, the iShares MSCI EAFE Index Fund returned 13.40% and the iShares S&P MidCap 400 Index Fund delivered 12.48%.

The LifePath Portfolios invested a significant amount of their assets in the Active Stock and CoreAlpha Bond Master Portfolios. Both of these Master Portfolios seek to outperform their respective indices by employing sophisticated quantitative models that help to identify attractive securities. For 2005, the Active Stock Master Portfolio delivered a strong performance of 8.79%, which exceeded its benchmark index, the S&P 500, which had a return of 4.91% for the full year. The performance of the CoreAlpha Bond Master Portfolio for 2005 was 1.98%, falling short of its respective benchmark, the Lehman Brothers Aggregate Bond Index.

LifePath® Portfolios

Management’s Discussion of Fund Performance (Continued)

Each LifePath Portfolio seeks to maximize assets for retirement or other purposes consistent with the quantitatively measured risk that investors on average may be willing to accept given their investment time horizon. An investor’s time horizon marks the point when the investors plan to start making net withdrawals. Each LifePath Portfolio has its own time horizon, which affects the acceptable risk level of the LifePath Portfolio and, in turn, its asset allocation.

The LifePath Portfolios with longer time horizons, such as the LifePath 2040 Portfolio, invested a greater share of their assets in equity funds, such as the iShares MSCI EAFE Index Fund and the Active Stock Master Portfolio. The more conservative LifePath portfolios, such as the LifePath Retirement Portfolio, allocated more of their assets to more income-producing investments, such as the CoreAlpha Bond Master Portfolio. As a result, the LifePath 2040 Portfolio posted a higher return than the more conservative LifePath Portfolios, because equities, particularly international equities, outperformed bonds for the reporting period.

The LifePath Portfolios are organized as “feeder” funds in a “master-feeder” structure. Instead of investing directly in individual securities, the feeder fund, which is offered to the public, holds interests in the net assets of its corresponding Master Portfolio. It is the Master Portfolio that actually invests in individual securities. References to “the LifePath Portfolios” are to the feeder funds or the Master Portfolios, as the context requires. Barclays Global Fund Advisors (BGFA) advises the Master Portfolios.

BARCLAYS GLOBAL INVESTORS FUNDS

Shareholder Expenses

As a shareholder of a LifePath Portfolio, you incur ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a LifePath Portfolio and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

ACTUAL EXPENSES

The first line under each share class of each LifePath Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your share class of your LifePath Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each share class of each LifePath Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the LifePath Portfolio’s actual expense ratio of each share class and an assumed rate of return of 5% per year before expenses, which is not the LifePath Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your share class of your LifePath Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under each share class of each LifePath Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Portfolio	Beginning Account Value (July 1, 2005)	Ending Account Value (December 31, 2005)	Annualized Expense Ratio(a)	Expenses Paid During Period(b) (July 1 to December 31, 2005)
LifePath Retirement
Class I Shares
Actual	$1,000.00	$1,029.10	0.81%	$4.14
Hypothetical (5% return before expenses)	1,000.00	1,021.12	0.81	4.13
Class R Shares
Actual	1,000.00	1,027.80	1.06	5.42
Hypothetical (5% return before expenses)	1,000.00	1,019.86	1.06	5.40
LifePath 2010
Class I Shares
Actual	1,000.00	1,040.20	0.79	4.06
Hypothetical (5% return before expenses)	1,000.00	1,021.22	0.79	4.02
Class R Shares
Actual	1,000.00	1,038.70	1.05	5.40
Hypothetical (5% return before expenses)	1,000.00	1,019.91	1.05	5.35

BARCLAYS GLOBAL INVESTORS FUNDS

Shareholder Expenses (Continued)

Portfolio	Beginning Account Value (July 1, 2005)	Ending Account Value (December 31, 2005)	Annualized Expense Ratio(a)	Expenses Paid During Period(b) (July 1 to December 31, 2005)
LifePath 2020
Class I Shares
Actual	$1,000.00	$1,056.90	0.78%	$4.04
Hypothetical (5% return before expenses)	1,000.00	1,021.27	0.78	3.97
Class R Shares
Actual	1,000.00	1,055.20	1.03	5.34
Hypothetical (5% return before expenses)	1,000.00	1,020.01	1.03	5.24
LifePath 2030
Class I Shares
Actual	1,000.00	1,069.90	0.76	3.97
Hypothetical (5% return before expenses)	1,000.00	1,021.37	0.76	3.87
Class R Shares
Actual	1,000.00	1,068.40	1.02	5.32
Hypothetical (5% return before expenses)	1,000.00	1,020.06	1.02	5.19
LifePath 2040
Class I Shares
Actual	1,000.00	1,078.00	0.76	3.98
Hypothetical (5% return before expenses)	1,000.00	1,021.37	0.76	3.87
Class R Shares
Actual	1,000.00	1,076.10	1.01	5.29
Hypothetical (5% return before expenses)	1,000.00	1,020.11	1.01	5.14

(a)	This ratio includes expenses charged to the corresponding Master Portfolio.
(b)	Expenses are calculated using each LifePath Portfolio’s annualized expense ratio for each share class (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2005

	LifePath Retirement Portfolio	LifePath 2010 Portfolio	LifePath 2020 Portfolio	LifePath 2030 Portfolio	LifePath 2040 Portfolio
ASSETS
Investments:
In corresponding Master Portfolio, at value (Note 1)	$108,914,366	$381,567,663	$636,775,923	$391,531,815	$255,813,095
Receivables:
Capital shares sold	1,708,545	646,574	4,515,668	1,003,183	1,830,666

Total Assets	110,622,911	382,214,237	641,291,591	392,534,998	257,643,761

LIABILITIES
Payables:
Capital shares redeemed	1,655,229	503,121	4,966,495	413,846	1,446,339
Administration fees (Note 2)	46,029	161,068	269,397	164,966	107,890
Distribution fees - Class R (Note 2)	5,713	18,650	33,690	22,217	20,112

Total Liabilities	1,706,971	682,839	5,269,582	601,029	1,574,341

NET ASSETS	$108,915,940	$381,531,398	$636,022,009	$391,933,969	$256,069,420

Net assets consist of:
Paid-in capital	$103,639,141	$355,887,048	$572,653,990	$357,303,489	$223,674,650
Undistributed (distributions in excess of) net investment income	(649,909)	(1,589,548)	(1,800,336)	271,134	306,475
Undistributed net realized gain (accumulated net realized loss)	1,916,360	6,490,679	(7,107,562)	7,126,104	(12,692,760)
Net unrealized appreciation	4,010,348	20,743,219	72,275,917	27,233,242	44,781,055

NET ASSETS	$108,915,940	$381,531,398	$636,022,009	$391,933,969	$256,069,420

Class I Shares
Net Assets	$99,348,856	$350,225,757	$578,496,619	$352,800,259	$221,358,982

Shares outstanding	8,852,444	27,096,866	36,492,245	22,925,632	12,175,771

Net asset value and offering price per share	$11.22	$12.92	$15.85	$15.39	$18.18

Class R Shares
Net Assets	$9,567,084	$31,305,641	$57,525,390	$39,133,710	$34,710,438

Shares outstanding	905,822	2,457,969	3,778,764	2,582,986	1,987,033

Net asset value and offering price per share	$10.56	$12.74	$15.22	$15.15	$17.47

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2005

	LifePath Retirement Portfolio	LifePath 2010 Portfolio	LifePath 2020 Portfolio	LifePath 2030 Portfolio	LifePath 2040 Portfolio
NET INVESTMENT INCOME ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Dividends	$643,193	$2,918,997	$6,652,994	$4,843,217	$3,358,952
Interest	3,050,026	8,326,449	9,153,131	3,395,641	1,050,881
Expenses(a)	(321,606)	(1,025,480)	(1,575,903)	(887,246)	(517,124)

Net investment income allocated from corresponding Master Portfolio	3,371,613	10,219,966	14,230,222	7,351,612	3,892,709

FUND EXPENSES (Note 2)
Administration fees	523,176	1,732,045	2,830,389	1,675,108	998,578
Distribution fees - Class R	18,645	61,313	103,965	69,458	68,894

Total fund expenses	541,821	1,793,358	2,934,354	1,744,566	1,067,472

Net investment income	2,829,792	8,426,608	11,295,868	5,607,046	2,825,237

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Net realized gain	1,141,033	4,565,717	11,190,255	7,999,028	5,677,336
Net change in unrealized appreciation (depreciation)	586,644	5,314,719	16,086,965	13,056,181	9,921,759

Net realized and unrealized gain	1,727,677	9,880,436	27,277,220	21,055,209	15,599,095

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,557,469	$18,307,044	$38,573,088	$26,662,255	$18,424,332

(a)	Net of investment advisory fee waivers by the Master Portfolios’ investment adviser in the amounts of $356,480, $1,175,962, $1,908,574, $1,122,173 and $663,532, respectively.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	LifePath Retirement Portfolio		LifePath 2010 Portfolio
	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2005	For the year ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,829,792	$2,020,378	$8,426,608	$5,229,479
Net realized gain	1,141,033	4,655,486	4,565,717	14,576,311
Net change in unrealized appreciation (depreciation)	586,644	227,750	5,314,719	3,533,318

Net increase in net assets resulting from operations	4,557,469	6,903,614	18,307,044	23,339,108

Distributions to shareholders:
From net investment income:
Class I Shares	(2,902,716)	(2,251,832)	(8,631,475)	(5,743,458)
Class R Shares	(232,284)	(118,153)	(628,574)	(256,827)

	(3,135,000)	(2,369,985)	(9,260,049)	(6,000,285)

From net realized gain:
Class I Shares	(886,064)	(3,132,385)	(3,618,530)	(5,791,517)
Class R Shares	(90,415)	(161,085)	(326,995)	(277,520)

	(976,479)	(3,293,470)	(3,945,525)	(6,069,037)

Total distributions to shareholders	(4,111,479)	(5,663,455)	(13,205,574)	(12,069,322)

Capital share transactions (Note 3):
Class I Shares	8,040,098	28,758,819	49,080,565	113,565,467
Class R Shares	3,494,551	3,185,032	13,953,296	6,227,224

Net increase in net assets resulting from capital share transactions	11,534,649	31,943,851	63,033,861	119,792,691

Increase in net assets	11,980,639	33,184,010	68,135,331	131,062,477
NET ASSETS:
Beginning of year	96,935,301	63,751,291	313,396,067	182,333,590

End of year	$108,915,940	$96,935,301	$381,531,398	$313,396,067

Distributions in excess of net investment income included in net assets at end of year	$(649,909)	$(344,180)	$(1,589,548)	$(331,112)

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	LifePath 2020 Portfolio		LifePath 2030 Portfolio
	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2005	For the year ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$11,295,868	$8,460,888	$5,607,046	$4,049,978
Net realized gain	11,190,255	11,362,503	7,999,028	27,569,679
Net change in unrealized appreciation (depreciation)	16,086,965	30,140,646	13,056,181	(62,748)

Net increase in net assets resulting from operations	38,573,088	49,964,037	26,662,255	31,556,909

Distributions to shareholders:
From net investment income:
Class I Shares	(11,337,684)	(8,982,423)	(5,424,198)	(3,623,549)
Class R Shares	(908,242)	(389,081)	(447,102)	(160,578)

	(12,245,926)	(9,371,504)	(5,871,300)	(3,784,127)

From net realized gain:
Class I Shares	—	—	(7,647,361)	(13,047,937)
Class R Shares	—	—	(859,784)	(710,132)

	—	—	(8,507,145)	(13,758,069)

Total distributions to shareholders	(12,245,926)	(9,371,504)	(14,378,445)	(17,542,196)

Capital share transactions (Note 3):
Class I Shares	107,734,952	21,211,141	76,354,552	75,123,937
Class R Shares	26,782,362	9,687,862	18,966,314	11,767,495

Net increase in net assets resulting from capital share transactions	134,517,314	30,899,003	95,320,866	86,891,432

Increase in net assets	160,844,476	71,491,536	107,604,676	100,906,145
NET ASSETS:
Beginning of year	475,177,533	403,685,997	284,329,293	183,423,148

End of year	$636,022,009	$475,177,533	$391,933,969	$284,329,293

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(1,800,336)	$(856,821)	$271,134	$653,565

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	LifePath 2040 Portfolio
	For the year ended December 31, 2005	For the year ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,825,237	$2,121,169
Net realized gain	5,677,336	1,601,955
Net change in unrealized appreciation (depreciation)	9,921,759	16,434,759

Net increase in net assets resulting from operations	18,424,332	20,157,883

Distributions to shareholders:
From net investment income:
Class I Shares	(2,568,816)	(1,891,194)
Class R Shares	(352,909)	(201,178)

	(2,921,725)	(2,092,372)

Total distributions to shareholders	(2,921,725)	(2,092,372)

Capital share transactions (Note 3):
Class I Shares	82,738,786	(18,480,227)
Class R Shares	9,638,347	6,387,389

Net increase (decrease) in net assets resulting from capital share transactions	92,377,133	(12,092,838)

Increase in net assets	107,879,740	5,972,673
NET ASSETS:
Beginning of year	148,189,680	142,217,007

End of year	$256,069,420	$148,189,680

Undistributed net investment income included in net assets at end of year	$306,475	$399,698

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	LifePath Retirement Portfolio - Class I Shares
	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003		Period ended Dec. 31, 2002 (a)		Year ended Feb. 28, 2002		Year ended Feb. 28, 2001
Net asset value, beginning of period	$11.18	$11.03	$10.03		$10.59		$10.77		$11.18

Income from investment operations:
Net investment income	0.30	0.20	0.19		0.21		0.34	(b)	0.44
Net realized and unrealized gain (loss)	0.17	0.49	1.00		(0.40)		(0.10	)(b)	0.23

Total from investment operations	0.47	0.69	1.19		(0.19)		0.24		0.67

Less distributions from:
Net investment income	(0.33)	(0.24)	(0.19)		(0.28)		(0.35)		(0.44)
Net realized gain	(0.10)	(0.30)	(0.00	)(c)	(0.09)		(0.07)		(0.64)

Total distributions	(0.43)	(0.54)	(0.19)		(0.37)		(0.42)		(1.08)

Net asset value, end of period	$11.22	$11.18	$11.03		$10.03		$10.59		$10.77

Total return	4.32%	6.35%	11.95%		(1.78	)%(d)	2.25%		6.16%

Ratios/Supplemental data:
Net assets, end of period (000s)	$99,349	$90,871	$60,944		$40,509		$36,936		$32,763
Ratio of expenses to average net assets(e)	0.81%	0.82%	0.85%		0.85%		0.89%		0.95%
Ratio of expenses to average net assets prior to waived fees(e)	1.15%	1.10%	n/a		n/a		n/a		n/a
Ratio of net investment income to average net assets(e)	2.72%	1.92%	1.81%		2.47%		3.19	%(b)	4.00%
Ratio of net investment income to average net assets prior to waived fees(e)	2.38%	1.64%	n/a		n/a		n/a		n/a
Portfolio turnover rate(f)	11%	138%	29%		56%		116%		58%

	LifePath Retirement Portfolio - Class R Shares
	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Period from Apr. 11, 2003 (g) to Dec. 31, 2003
Net asset value, beginning of period	$10.55	$10.44	$9.05

Income from investment operations:
Net investment income	0.28	0.18	0.17
Net realized and unrealized gain	0.14	0.45	1.39

Total from investment operations	0.42	0.63	1.56

Less distributions from:
Net investment income	(0.31)	(0.22)	(0.17)
Net realized gain	(0.10)	(0.30)	(0.00	)(c)

Total distributions	(0.41)	(0.52)	(0.17)

Net asset value, end of period	$10.56	$10.55	$10.44

Total return	4.05%	6.07%	16.75	%(d)

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,567	$6,064	$2,807
Ratio of expenses to average net assets(e)	1.06%	1.07%	1.10%
Ratio of expenses to average net assets prior to waived fees(e)	1.40%	1.35%	n/a
Ratio of net investment income to average net assets(e)	2.51%	1.69%	1.52%
Ratio of net investment income to average net assets prior to waived fees(e)	2.17%	1.41%	n/a
Portfolio turnover rate(f)	11%	138%	29	%(h)

(a)	For the ten months ended December 31, 2002. The LifePath Portfolio changed its fiscal year-end from February 28 to December 31.
(b)	Effective March 1, 2001, the LifePath Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for the Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratios and per share data for the year ended February 28, 2002. Ratios and per share data for the periods prior to March 1, 2001 have not been adjusted to reflect this change in policy.
(c)	Rounds to less than $0.01.
(d)	Not annualized.
(e)	Annualized for periods of less than one year. These ratios include expenses charged to the corresponding Master Portfolio.
(f)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.
(g)	Commencement of operations. April 11, 2003 is the date investors began investing in Class R of the LifePath Portfolio. To establish the new share class, the LifePath Portfolio’s distributor privately seeded Class R on April 30, 2001. The class had no activity from that date until investment began on April 11, 2003.
(h)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio for the year ended December 31, 2003.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	LifePath 2010 Portfolio - Class I Shares
	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003	Period ended Dec. 31, 2002(a)		Year ended Feb. 28, 2002		Year ended Feb. 28, 2001
Net asset value, beginning of period	$12.74	$12.30	$10.82	$11.85		$12.46		$13.49

Income from investment operations:
Net investment income	0.31	0.20	0.18	0.19		0.31	(b)	0.41
Net realized and unrealized gain (loss)	0.34	0.69	1.49	(1.00)		(0.46	)(b)	(0.16)

Total from investment operations	0.65	0.89	1.67	(0.81)		(0.15)		0.25

Less distributions from:
Net investment income	(0.34)	(0.24)	(0.19)	(0.20)		(0.33)		(0.41)
Net realized gain	(0.13)	(0.21)	—	(0.02)		(0.13)		(0.87)

Total distributions	(0.47)	(0.45)	(0.19)	(0.22)		(0.46)		(1.28)

Net asset value, end of period	$12.92	$12.74	$12.30	$10.82		$11.85		$12.46

Total return	5.20%	7.38%	15.66%	(6.85	)%(c)	(1.13)%		1.73%

Ratios/Supplemental data:
Net assets, end of period (000s)	$350,226	$296,439	$172,075	$121,627		$108,601		$89,988
Ratio of expenses to average net assets(d)	0.80%	0.81%	0.85%	0.86%		0.89%		0.95%
Ratio of expenses to average net assets prior to waived fees(d)	1.14%	1.09%	n/a	n/a		n/a		n/a
Ratio of net investment income to average net assets(d)	2.45%	1.78%	1.64%	1.98%		2.59	%(b)	3.09%
Ratio of net investment income to average net assets prior to waived fees(d)	2.11%	1.50%	n/a	n/a		n/a		n/a
Portfolio turnover rate(e)	12%	130%	23%	72%		86%		54%

	LifePath 2010 Portfolio - Class R Shares
	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003	Period from Mar. 7, 2002(f) to Dec. 31, 2002
Net asset value, beginning of period	$12.57	$12.13	$10.67	$11.98

Income from investment operations:
Net investment income	0.29	0.18	0.16	0.13
Net realized and unrealized gain (loss)	0.32	0.68	1.47	(1.30)

Total from investment operations	0.61	0.86	1.63	(1.17)

Less distributions from:
Net investment income	(0.31)	(0.21)	(0.17)	(0.12)
Net realized gain	(0.13)	(0.21)	—	(0.02)

Total distributions	(0.44)	(0.42)	(0.17)	(0.14)

Net asset value, end of period	$12.74	$12.57	$12.13	$10.67

Total return	4.94%	7.23%	15.45%	(9.72	)%(c)

Ratios/Supplemental data:
Net assets, end of period (000s)	$31,306	$16,957	$10,258	$28
Ratio of expenses to average net assets(d)	1.05%	1.06%	1.10%	1.58%
Ratio of expenses to average net assets prior to waived fees(d)	1.39%	1.34%	n/a	n/a
Ratio of net investment income to average net assets(d)	2.23%	1.56%	1.21%	1.84%
Ratio of net investment income to average net assets prior to waived fees(d)	1.89%	1.28%	n/a	n/a
Portfolio turnover rate(e)	12%	130%	23%	72	%(g)

(a)	For the ten months ended December 31, 2002. The LifePath Portfolio changed its fiscal year-end from February 28 to December 31.
(b)	Effective March 1, 2001, the LifePath Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratios and per share data for the year ended February 28, 2002. Ratios and per share data for the periods prior to March 1, 2001 have not been adjusted to reflect this change in policy.
(c)	Not annualized.
(d)	Annualized for periods of less than one year. These ratios include expenses charged to the corresponding Master Portfolio. (e) Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.
(f)	Commencement of operations. March 7, 2002 is the date investors began investing in Class R of the LifePath Portfolio. To establish the new share class, the LifePath Portfolio’s distributor privately seeded Class R on April 30, 2001. The class had no activity from that date until investment began on March 7, 2002.
(g)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio for the ten months ended December 31, 2002.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	LifePath 2020 Portfolio - Class I Shares
	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003	Period ended Dec. 31, 2002(a)		Year ended Feb. 28, 2002		Year ended Feb. 28, 2001
Net asset value, beginning of period	$15.19	$14.13	$11.89	$13.52		$14.55		$16.18

Income from investment operations:
Net investment income	0.30	0.21	0.19	0.17		0.23	(b)	0.31
Net realized and unrealized gain (loss)	0.68	1.09	2.24	(1.59)		(1.02	)(b)	(0.83)

Total from investment operations	0.98	1.30	2.43	(1.42)		(0.79)		(0.52)

Less distributions from:
Net investment income	(0.32)	(0.24)	(0.19)	(0.21)		(0.24)		(0.31)
Net realized gain	—	—	—	—		(0.00	)(c)	(0.80)

Total distributions	(0.32)	(0.24)	(0.19)	(0.21)		(0.24)		(1.11)

Net asset value, end of period	$15.85	$15.19	$14.13	$11.89		$13.52		$14.55

Total return	6.54%	9.27%	20.61%	(10.58	)%(d)	(5.44)%		(3.54)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$578,497	$446,486	$386,387	$270,696		$319,935		$182,807
Ratio of expenses to average net assets(e)	0.78%	0.79%	0.85%	0.83%		0.89%		0.95%
Ratio of expenses to average net assets prior to waived fees(e)	1.12%	1.07%	n/a	n/a		n/a		n/a
Ratio of net investment income to average net assets(e)	2.01%	1.49%	1.54%	1.59%		1.74	%(b)	1.99%
Ratio of net investment income to average net assets prior to waived fees(e)	1.67%	1.21%	n/a	n/a		n/a		n/a
Portfolio turnover rate(f)	17%	140%	23%	67%		86%		39%

	LifePath 2020 Portfolio - Class R Shares
	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003	Period from Mar.7, 2002(g) to Dec. 31, 2002
Net asset value, beginning of period	$14.60	$13.59	$11.44	$13.45

Income from investment operations:
Net investment income	0.27	0.19	0.17	0.11
Net realized and unrealized gain (loss)	0.64	1.03	2.14	(1.99)

Total from investment operations	0.91	1.22	2.31	(1.88)

Less distributions from:
Net investment income	(0.29)	(0.21)	(0.16)	(0.13)

Total distributions	(0.29)	(0.21)	(0.16)	(0.13)

Net asset value, end of period	$15.22	$14.60	$13.59	$11.44

Total return	6.28%	9.01%	20.37%	(14.05	)%(d)

Ratios/Supplemental data:
Net assets, end of period (000s)	$57,525	$28,692	$17,299	$202
Ratio of expenses to average net assets(e)	1.03%	1.04%	1.10%	1.59%
Ratio of expenses to average net assets prior to waived fees(e)	1.37%	1.32%	n/a	n/a
Ratio of net investment income to average net assets(e)	1.82%	1.33%	1.26%	1.42%
Ratio of net investment income to average net assets prior to waived fees(e)	1.48%	1.05%	n/a	n/a
Portfolio turnover rate(f)	17%	140%	23%	67	%(h)

(a)	For the ten months ended December 31, 2002. The LifePath Portfolio changed its fiscal year-end from February 28 to December 31.
(b)	Effective March 1, 2001, the LifePath Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratios and per share data for the year ended February 28, 2002. Ratios and per share data for the periods prior to March 1, 2001 have not been adjusted to reflect this change in policy.
(c)	Rounds to less than $0.01.
(d)	Not annualized.
(e)	Annualized for periods of less than one year. These ratios include expenses charged to the corresponding Master Portfolio. (f) Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.
(g)	Commencement of operations. March 7, 2002 is the date investors began investing in Class R of the LifePath Portfolio. To establish the new share class, the LifePath Portfolio’s distributor privately seeded Class R on April 30, 2001. The class had no activity from that date until investment began on March 7, 2002.
(h)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio for the ten months ended December 31, 2002.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	LifePath 2030 Portfolio - Class I Shares
	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003	Period ended Dec. 31, 2002(a)		Year ended Feb. 28, 2002		Year ended Feb. 28, 2001
Net asset value, beginning of period	$14.87	$14.13	$11.56	$13.69		$15.77		$17.84

Income from investment operations:
Net investment income	0.24	0.19	0.18	0.13		0.18	(b)	0.23
Net realized and unrealized gain (loss)	0.88	1.32	2.55	(1.97)		(1.48	)(b)	(1.22)

Total from investment operations	1.12	1.51	2.73	(1.84)		(1.30)		(0.99)

Less distributions from:
Net investment income	(0.26)	(0.19)	(0.16)	(0.13)		(0.19)		(0.23)
Net realized gain	(0.34)	(0.58)	—	(0.16)		(0.59)		(0.85)

Total distributions	(0.60)	(0.77)	(0.16)	(0.29)		(0.78)		(1.08)

Net asset value, end of period	$15.39	$14.87	$14.13	$11.56		$13.69		$15.77

Total return	7.63%	10.78%	23.86%	(13.46	)%(c)	(8.25)%		(5.99)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$352,800	$265,166	$176,647	$103,485		$108,538		$79,665
Ratio of expenses to average net assets(d)	0.76%	0.78%	0.85%	0.84%		0.89%		0.95%
Ratio of expenses to average net assets prior to waived fees(d)	1.10%	1.06%	n/a	n/a		n/a		n/a
Ratio of net investment income to average net assets(d)	1.69%	1.37%	1.48%	1.28%		1.25	%(b)	1.32%
Ratio of net investment income to average net assets prior to waived fees(d)	1.35%	1.09%	n/a	n/a		n/a		n/a
Portfolio turnover rate(e)	24%	138%	32%	68%		53%		27%

	LifePath 2030 Portfolio - Class R Shares
	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Period from Apr. 8, 2003(f) to Dec. 31, 2003
Net asset value, beginning of period	$14.65	$13.94	$11.33

Income from investment operations:
Net investment income	0.22	0.15	0.17
Net realized and unrealized gain	0.85	1.30	2.59

Total from investment operations	1.07	1.45	2.76

Less distributions from:
Net investment income	(0.23)	(0.16)	(0.15)
Net realized gain	(0.34)	(0.58)	—

Total distributions	(0.57)	(0.74)	(0.15)

Net asset value, end of period	$15.15	$14.65	$13.94

Total return	7.37%	10.51%	23.85	%(c)

Ratios/Supplemental data:
Net assets, end of period (000s)	$39,134	$19,163	$6,776
Ratio of expenses to average net assets(d)	1.01%	1.04%	1.10%
Ratio of expenses to average net assets prior to waived fees(d)	1.35%	1.32%	n/a
Ratio of net investment income to average net assets(d)	1.52%	1.24%	1.27%
Ratio of net investment income to average net assets prior to waived fees(d)	1.18%	0.96%	n/a
Portfolio turnover rate(e)	24%	138%	32	%(g)

(a)	For the ten months ended December 1, 2002. The LifePath Portfolio changed its fiscal year-end from February 28 to December 31.
(b)	Effective March 1, 2001, the LifePath Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratios and per share data for the year ended February 28, 2002. Ratios and per share data for the periods prior to March 1, 2001 have not been adjusted to reflect this change in policy.
(c)	Not annualized.
(d)	Annualized for periods of less than one year. These ratios include expenses charged to the corresponding Master Portfolio.
(e)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.
(f)	Commencement of operations. April 8, 2003 is the date investors began investing in Class R of the LifePath Portfolio. To establish the new share class, the LifePath Portfolio’s distributor privately seeded Class R on April 30, 2001. The class had no activity from the date until investment began on April 8, 2003.
(g)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio for the year ended December 31, 2003.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	LifePath 2040 Portfolio - Class I Shares
	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003	Period ended Dec. 31, 2002 (a)		Year ended Feb. 28, 2002		Year ended Feb. 28, 2001
Net asset value, beginning of period	$17.03	$15.47	$12.27	$14.73		$16.74		$20.64

Income from investment operations:
Net investment income	0.21	0.21	0.18	0.12		0.10	(b)	0.11
Net realized and unrealized gain (loss)	1.18	1.55	3.18	(2.48)		(1.93	)(b)	(2.20)

Total from investment operations	1.39	1.76	3.36	(2.36)		(1.83)		(2.09)

Less distributions from:
Net investment income	(0.24)	(0.20)	(0.16)	(0.10)		(0.10)		(0.10)
Net realized gain	—	—	—	—		(0.08)		(1.71)

Total distributions	(0.24)	(0.20)	(0.16)	(0.10)		(0.18)		(1.81)

Net asset value, end of period	$18.18	$17.03	$15.47	$12.27		$14.73		$16.74

Total return	8.24%	11.43%	27.64%	(16.03	)%(c)	(10.89)%		(10.81)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$221,359	$125,063	$127,357	$74,352		$84,961		$97,863
Ratio of expenses to average net assets(d)	0.76%	0.78%	0.85%	0.83%		0.90%		0.95%
Ratio of expenses to average net assets prior to waived fees(d)	1.09%	1.06%	n/a	n/a		n/a		n/a
Ratio of net investment income to average net assets(d)	1.45%	1.15%	1.36%	1.05%		0.64	%(b)	0.50%
Ratio of net investment income to average net assets prior to waived fees(d)	1.12%	0.87%	n/a	n/a		n/a		n/a
Portfolio turnover rate(e)	38%	147%	29%	62%		15%		20%

	LifePath 2040 Portfolio - Class R Shares
	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Period from Apr. 8, 2003(f) to Dec. 31, 2003
Net asset value, beginning of period	$16.37	$14.89	$11.74

Income from investment operations:
Net investment income	0.19	0.16	0.17
Net realized and unrealized gain	1.11	1.48	3.13

Total from investment operations	1.30	1.64	3.30

Less distributions from:
Net investment income	(0.20)	(0.16)	(0.15)

Total distributions	(0.20)	(0.16)	(0.15)

Net asset value, end of period	$17.47	$16.37	$14.89

Total return	8.01%	11.08%	27.65	%(c)

Ratios/Supplemental data:
Net assets, end of period (000s)	$34,710	$23,126	$14,860
Ratio of expenses to average net assets(d)	1.01%	1.03%	1.10%
Ratio of expenses to average net assets prior to waived fees(d)	1.34%	1.31%	n/a
Ratio of net investment income to average net assets(d)	1.20%	1.06%	1.07%
Ratio of net investment income to average net assets prior to waived fees(d)	0.87%	0.78%	n/a
Portfolio turnover rate(e)	38%	147%	29	%(g)

(a)	For the ten months ended December 31, 2002. The LifePath Portfolio changed its fiscal year-end from February 28 to December 31.
(b)	Effective March 1, 2001, the LifePath Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratios and per share data for the year ended February 28, 2002. Ratios and per share data for the periods prior to March 1, 2001 have not been adjusted to reflect this change in policy.
(c)	Not annualized.
(d)	Annualized for periods of less than one year. These ratios include expenses charged to the corresponding Master Portfolio.
(e)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio.
(f)	Commencement of operations. April 8, 2003 is the date investors began investing in Class R of the LifePath Portfolio. To establish the new share class, the LifePath Portfolio’s distributor privately seeded Class R on April 30, 2001. The class had no activity from that date until investment began on April 8, 2003.
(g)	Represents the portfolio turnover rate of the LifePath Portfolio’s corresponding Master Portfolio for the year ended December 31, 2003.

The accompanying notes are an integral part of these financial statements.

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

Barclays Global Investors Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware statutory trust effective January 11, 2002. As of December 31, 2005, the Trust offered the following diversified funds: Bond Index, Government Money Market, Institutional Money Market, Money Market, Prime Money Market, S&P 500 Stock and Treasury Money Market Funds, and the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios.

These financial statements relate only to the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios (each, a “LifePath Portfolio,” collectively, the “LifePath Portfolios”).

The LifePath Portfolios offer two classes of shares: Class I and Class R. Both classes of shares have equal rights to assets and earnings, and differ principally in that the Class R shares bear distribution fees.

Under the Trust’s organizational documents, the LifePath Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the LifePath Portfolios. Additionally, in the normal course of business, the LifePath Portfolios enter into contracts with service providers that contain general indemnification clauses. The LifePath Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the LifePath Portfolios that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

Each LifePath Portfolio invests all of its assets in a separate series (each, a “Master Portfolio”) of Master Investment Portfolio (“MIP”). Each Master Portfolio has the same or substantially similar investment objective as its corresponding LifePath Portfolio. The value of each LifePath Portfolio’s investment in its corresponding Master Portfolio reflects that LifePath Portfolio’s interest in the net assets of that Master Portfolio (47.22%, 57.29%, 59.79%, 57.86% and 58.68% for the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios, respectively, as of December 31, 2005). The method by which MIP values its securities is discussed in Note 1 of MIP’s Notes to the Financial Statements, which are included elsewhere in this report.

The performance of each LifePath Portfolio is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedules of Investments, accompanied by an unaudited summarized tabular presentation, are included elsewhere in this report and should be read in conjunction with the corresponding LifePath Portfolio’s financial statements.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Each LifePath Portfolio records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each LifePath Portfolio accrues its own expenses. Net investment income, common fund expenses and realized and unrealized gains and losses are allocated among the classes of shares of each LifePath Portfolio based on the relative net assets of each class.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains, if any, are declared and distributed annually. Dividends are determined separately for each class based on income and expenses allocable to each class.

Due to the timing of distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the LifePath Portfolios.

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

As of December 31, 2005, the tax year-end of the LifePath Portfolios, the components of net distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income	Unrealized Appreciation	Capital Gains (Losses) and Other Losses	Net Distributable Earnings
LifePath Retirement	$193,989	$4,726,979	$355,831	$5,276,799
LifePath 2010	516,208	23,784,161	1,343,981	25,644,350
LifePath 2020	98,800	86,416,596	(23,147,377)	63,368,019
LifePath 2030	901,567	31,937,368	1,791,545	34,630,480
LifePath 2040	474,777	49,266,915	(17,346,922)	32,394,770

The tax character of distributions paid for the years ended December 31, 2005 and December 31, 2004, were as follows:

Portfolio	2005	2004
LifePath Retirement
Distributions paid from:
Ordinary income	$3,135,000	$3,747,894
Long-term capital gain	976,479	1,915,561

Total Distributions	$4,111,479	$5,663,455

LifePath 2010
Distributions paid from:
Ordinary income	$9,913,696	$7,068,214
Long-term capital gain	3,291,878	5,001,108

Total Distributions	$13,205,574	$12,069,322

LifePath 2020
Distributions paid from:
Ordinary income	$12,245,926	$9,371,504

Total Distributions	$12,245,926	$9,371,504

LifePath 2030
Distributions paid from:
Ordinary income	$9,260,387	$3,784,127
Long-term capital gain	5,118,058	13,758,069

Total Distributions	$14,378,445	$17,542,196

LifePath 2040
Distributions paid from:
Ordinary income	$2,921,725	$2,092,372

Total Distributions	$2,921,725	$2,092,372

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

FEDERAL INCOME TAXES

Each LifePath Portfolio is treated as a separate entity for federal income tax purposes. It is the policy of each LifePath Portfolio to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute annually substantially all of its income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2005.

The LifePath Portfolios had tax basis net capital loss carryforwards as of December 31, 2005, the tax year-end of the LifePath Portfolios, as follows:

Portfolio	Expiring 2010	Expiring 2011	Expiring 2012	Total
LifePath 2020	$5,094,468	$13,111,842	$4,941,067	$23,147,377
LifePath 2040	5,151,964	8,863,120	3,331,838	17,346,922

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration date, whichever occurs first.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investors Bank & Trust Company (“IBT”) serves as the custodian, sub-administrator, transfer agent and dividend disbursement agent of the LifePath Portfolios. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the LifePath Portfolios. IBT is entitled to receive fees for its transfer agent and dividend disbursing agent services, which BGI has agreed to pay out of the fees it receives for administration services to the LifePath Portfolios.

SEI Investments Distribution Company (“SEI”) is the LifePath Portfolios’ distributor. The LifePath Portfolios have adopted a plan pursuant to Rule 12b-1 under the 1940 Act, which authorizes Class R of the LifePath Portfolios to pay expenses relating to the distribution of its shares. Under the plan, SEI is entitled to receive an annual fee for these services of 0.25% of the average daily net assets of each LifePath Portfolio’s Class R. Class I shareholders do not pay any fees for distribution services. Class R of each LifePath Portfolio paid distribution fees for the year ended December 31, 2005 as follows:

Portfolio	Distribution Fees
LifePath Retirement – Class R	$18,645
LifePath 2010 – Class R	61,313
LifePath 2020 – Class R	103,965
LifePath 2030 – Class R	69,458
LifePath 2040 – Class R	68,894

The Trust has entered into an administration services arrangement with BGI which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the LifePath Portfolios’ transfer agent, custodian, financial printer, legal counsel and independent registered public accounting firm), to the LifePath Portfolios for which BGI receives a fee paid by each LifePath Portfolio. This fee is an “all-in” or “semi-unified” fee and BGI, in consideration thereof, has agreed to bear all of the LifePath Portfolios’ ordinary operating expenses, excluding, generally, investment advisory fees and costs related to securities transactions. BGI may delegate certain of its administration duties to sub-administrators. BGI is entitled to receive for these administration services an annual fee of 0.50% of the average daily net assets of each LifePath Portfolio.

Certain officers and trustees of the Trust are also officers of BGI. As of December 31, 2005, these officers of BGI collectively owned less than 1% of the outstanding shares of the Trust.

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

3. CAPITAL SHARE TRANSACTIONS

As of December 31, 2005, there were an unlimited number of no par value shares of beneficial interest authorized. Transactions in capital shares for the LifePath Portfolios were as follows:

	For the Year Ended December 31, 2005		For the Year Ended December 31, 2004
	Shares	Amount	Shares	Amount
LifePath Retirement
Class I Shares:
Shares sold	3,319,407	$37,110,296	9,338,462	$103,574,213
Shares issued in reinvestment of dividends and distributions	302,634	3,389,301	445,479	4,954,468
Shares redeemed	(2,897,759)	(32,459,499)	(7,181,876)	(79,769,862)

Net increase	724,282	$8,040,098	2,602,065	$28,758,819

Class R Shares:
Shares sold	499,383	$5,269,507	780,984	$8,186,633
Shares issued in reinvestment of dividends and distributions	30,562	322,701	26,585	279,233
Shares redeemed	(199,096)	(2,097,657)	(501,518)	(5,280,834)

Net increase	330,849	$3,494,551	306,051	$3,185,032

LifePath 2010
Class I Shares:
Shares sold	7,738,773	$98,914,967	19,608,599	$242,682,348
Shares issued in reinvestment of dividends and distributions	895,395	11,499,813	868,243	10,928,633
Shares redeemed	(4,798,692)	(61,334,215)	(11,207,783)	(140,045,514)

Net increase	3,835,476	$49,080,565	9,269,059	$113,565,467

Class R Shares:
Shares sold	1,486,787	$18,730,748	1,037,184	$12,702,808
Shares issued in reinvestment of dividends and distributions	75,306	954,834	43,025	534,339
Shares redeemed	(453,633)	(5,732,286)	(576,210)	(7,009,923)

Net increase	1,108,460	$13,953,296	503,999	$6,227,224

LifePath 2020
Class I Shares:
Shares sold	11,566,591	$176,538,923	23,451,837	$336,429,515
Shares issued in reinvestment of dividends and distributions	707,484	10,974,301	599,586	8,780,502
Shares redeemed	(5,184,665)	(79,778,272)	(21,988,934)	(323,998,876)

Net increase	7,089,410	$107,734,952	2,062,489	$21,211,141

Class R Shares:
Shares sold	2,305,778	$34,061,646	1,526,727	$21,091,129
Shares issued in reinvestment of dividends and distributions	60,613	907,063	27,532	389,049
Shares redeemed	(553,148)	(8,186,347)	(861,447)	(11,792,316)

Net increase	1,813,243	$26,782,362	692,812	$9,687,862

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

	For the Year Ended December 31, 2005		For the Year Ended December 31, 2004
	Shares	Amount	Shares	Amount
LifePath 2030
Class I Shares:
Shares sold	7,961,482	$119,322,662	15,359,629	$220,621,937
Shares issued in reinvestment of dividends and distributions	823,021	12,570,833	1,105,168	16,215,705
Shares redeemed	(3,695,390)	(55,538,943)	(11,129,957)	(161,713,705)

Net increase	5,089,113	$76,354,552	5,334,840	$75,123,937

Class R Shares:
Shares sold	1,563,771	$23,281,438	1,135,664	$16,146,925
Shares issued in reinvestment of dividends and distributions	86,652	1,306,880	60,145	870,691
Shares redeemed	(375,786)	(5,622,004)	(373,475)	(5,250,121)

Net increase	1,274,637	$18,966,314	822,334	$11,767,495

LifePath 2040
Class I Shares:
Shares sold	7,749,231	$133,344,210	7,462,330	$117,597,151
Shares issued in reinvestment of dividends and distributions	139,058	2,439,767	112,742	1,812,792
Shares redeemed	(3,057,850)	(53,045,191)	(8,461,377)	(137,890,170)

Net increase (decrease)	4,830,439	$82,738,786	(886,305)	$(18,480,227)

Class R Shares:
Shares sold	1,031,838	$17,207,568	779,107	$11,876,660
Shares issued in reinvestment of dividends and distributions	20,938	352,922	12,860	201,166
Shares redeemed	(478,371)	(7,922,143)	(377,493)	(5,690,437)

Net increase	574,405	$9,638,347	414,474	$6,387,389

R EPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Barclays Global Investors Funds:

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the LifePath Retirement Portfolio, LifePath 2010 Portfolio, LifePath 2020 Portfolio, LifePath 2030 Portfolio and LifePath 2040 Portfolio, each a series of Barclays Global Investors Funds (the “Portfolios”), at December 31, 2005, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and their financial highlights for each of the periods presented after February 28, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolios’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The financial highlights of the Portfolios at February 28, 2001 and for the year then ended were audited by other auditors whose report dated April 13, 2001 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP

San Francisco, California

February 16, 2006

BARCLAYS GLOBAL INVESTORS FUNDS

TAX INFORMATION — UNAUDITED

Pursuant to Section 852 of the Internal Revenue Code (the “Code”), the LifePath Portfolios designate the following amounts as capital gains distributions for the tax year ended December 31, 2005:

Portfolio	Capital Gains Distributions
LifePath Retirement	$976,479
LifePath 2010	3,291,878
LifePath 2030	5,118,058

For corporate shareholders, the following percentages of the income dividends paid by the LifePath Portfolios during the tax year ended December 31, 2005 qualified for the dividends-received deduction:

Portfolio	Dividends- Received Deduction
LifePath Retirement	13.10%
LifePath 2010	19.56%
LifePath 2020	36.22%
LifePath 2030	38.72%
LifePath 2040	70.11%

Under Section 845(b)(2) of the Code, the LifePath Portfolios hereby designate the following maximum amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the tax year ended December 31, 2005:

Portfolio	Qualified Dividend Income
LifePath Retirement	$471,093
LifePath 2010	2,147,802
LifePath 2020	4,917,372
LifePath 2030	3,573,422
LifePath 2040	2,494,344

In January 2006, shareholders should have received Form 1099-DIV which includes their share of qualified dividends distributed during the calendar year of 2005. Shareholders are advised to check with their tax advisers for information on the treatment of those amounts on their income tax returns.

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE INFORMATION — UNAUDITED

The Board of Trustees has responsibility for the overall management and operations of the LifePath Portfolios. Each Trustee serves until he or she resigns, retires, or his or her successor is elected and qualified. Each Officer serves until his or her successor is chosen and qualified.

Barclays Global Investors Funds (“BGIF”), Master Investment Portfolio (“MIP”), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of MIP also serves as a Trustee for BGIF and oversees 25 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for iShares Trust and as a Director for iShares, Inc. and oversees 126 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 45 Fremont Street, San Francisco, California 94105. Additional information about the LifePath Portfolios’ Trustees may be found in the LifePath Portfolios’ Statements of Additional Information, which are available without charge, upon request, by calling toll-free 1-877-244-1544.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Public Company and Investment Company Directorships
*Lee T. Kranefuss, 1961	Trustee (since 2001), President and Chief Executive Officer (since 2002).	Chief Executive Officer (since 2003) of the Intermediary Investor and Exchange Traded Products Business of BGI; Chief Executive Officer (1997-2003) of the Intermediary Investor Business of BGI.	Trustee (since 2001) of MIP; Trustee (since 2003) of iShares Trust; Director (since 2003) of iShares, Inc.

Michael A. Latham, 1965	Secretary, Treasurer and Chief Financial Officer (since 2003).	Chief Operating Officer (since 2004) of the Intermediary Investor Business of BGI; Director (2000-2004) of Mutual Fund Delivery of the Intermediary Investor Business of BGI.	None.

*	Lee T. Kranefuss is deemed to be an “interested person” of the Trust because he serves as Chief Executive Officer of the Intermediary Investor Business of BGI, the administrator of the LifePath Portfolios and the Master Portfolios, and the parent company of BGFA, the investment adviser of the Master Portfolios.

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE INFORMATION — UNAUDITED (Continued)

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Public Company and Investment Company Directorships
Mary G. F. Bitterman, 1944	Trustee (since 2001).	President (since 2004) and Director (since 2002) of the Bernard Osher Foundation; Director (2003-2004) of Osher Lifelong Learning Institutes; President and Chief Executive Officer (2002-2003) of The James Irvine Foundation; President and Chief Executive Officer (1993-2002) of KQED, Inc.	Trustee (since 2001) of MIP; Director (since 1984) and Lead Independent Director (since 2000) of Bank of Hawaii.

Jack S. Euphrat, 1922	Trustee (since 1993).	Private Investor.	None.

Richard K. Lyons, 1961	Trustee (since 2001).	Executive Associate Dean (since 2005), Sylvan Coleman Chair in Finance (since 2004), Acting Dean (2004-2005) and Professor (since 1993), University of California, Berkeley: Haas School of Business; Consultant for IMF, World Bank, Federal Reserve Bank, and Citibank N.A. (since 2000).	Trustee (since 2001) of MIP; Director (since 2003) of the BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 1995) and Chairman of the Matthews Asian Funds (oversees 8 portfolios); Trustee (since 2000) of iShares Trust; Director (since 2002) of iShares, Inc.

Leo Soong, 1946	Trustee (since 2000).	President (since 2002) of Trinity Products LLC; Managing Director (since 1989) of CG Roxane LLC (water company); Co-Founder of Crystal Geyser Water Co. (President through 1999).	Trustee (since 2000) of MIP; Vice Chairman (since 2005) of the California Pacific Medical Center; Director (since 1990) of the California State Automobile Association; Director (since 2002) of the American Automobile Association.

LIFEPATH RETIREMENT MASTER PORTFOLIO

Schedule of Investments

December 31, 2005

Security	Shares or Principal	Value
MASTER PORTFOLIOS – 84.43%
Active Stock Master Portfolio(1)		$45,631,226
CoreAlpha Bond Master Portfolio(1)		149,115,210

TOTAL MASTER PORTFOLIOS		194,746,436

EXCHANGE-TRADED FUNDS – 15.12%
iShares MSCI EAFE Index Fund(1)	348,254	20,707,183
iShares S&P MidCap 400 Index Fund(1)(2)	126,121	9,307,730
iShares S&P SmallCap 600 Index Fund(1)(2)	84,385	4,877,453

TOTAL EXCHANGE-TRADED FUNDS (Cost: $ 29,167,436)		34,892,366

SHORT-TERM INVESTMENTS – 3.15%
CERTIFICATES OF DEPOSIT(3) – 0.11%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$14,164	14,164
Credit Suisse First Boston NY
4.03%, 01/04/06	14,164	14,164
First Tennessee Bank
4.18%, 01/26/06	4,391	4,391
Fortis Bank NY
3.83% - 3.84%, 01/25/06	42,493	42,493
Toronto-Dominion Bank
3.94%, 07/10/06	14,164	14,164
Wells Fargo Bank N.A.
4.26% - 4.78%,
01/09/06 - 12/05/06	121,813	121,813
Wilmington Trust Corp.
4.24% - 4.30%,
01/27/06 - 01/31/06	42,493	42,493

		253,682

COMMERCIAL PAPER(3) – 0.54%
Amstel Funding Corp.
3.91% - 4.40%,
01/04/06 - 05/08/06	86,402	85,980
Bryant Park Funding LLC
3.92%, 02/22/06	7,229	7,189
CAFCO LLC
4.19% - 4.23%,
01/27/06 - 02/06/06	60,906	60,693
CC USA Inc.
4.23%, 04/21/06	8,499	8,391
Charta LLC
4.25%, 01/26/06	21,246	21,189
Chesham Finance LLC
4.22% - 4.30%,
01/03/06 - 01/30/06	86,494	86,392
CRC Funding LLC
4.19% - 4.25%,
01/27/06 - 02/06/06	104,249	103,903
Dorada Finance Inc.
3.76%, 01/26/06	2,833	2,826
Ebury Finance Ltd.
4.30%, 01/30/06	39,660	39,532
Edison Asset Securitization LLC
4.37%, 05/08/06	14,164	13,949
Ford Credit Auto Receivables
4.22% - 4.23%, 01/17/06	23,513	23,474
Ford Credit Floorplan Motown
4.05%, 01/06/06	56,657	56,638
Galaxy Funding Inc.
4.23%, 04/18/06	8,130	8,030
Gemini Securitization Corp.
4.25%, 01/30/06	14,164	14,119
Georgetown Funding Co. LLC
4.23% - 4.28%,
01/05/06 - 01/19/06	138,665	138,564
Giro Funding US Corp.
4.23% - 4.24%,
01/09/06 - 01/13/06	24,079	24,059
Grampian Funding LLC
3.84% - 4.41%,
01/31/06 - 05/15/06	42,493	42,179
HSBC PLC
3.88%, 02/03/06	8,499	8,470
Jupiter Securitization Corp.
4.23%, 01/24/06	9,915	9,891
Liberty Street Funding Corp.
4.23%, 01/04/06	11,331	11,330
Lockhart Funding LLC
4.01% - 4.30%,
01/04/06 - 01/23/06	35,127	35,084
Mortgage Interest Networking Trust
4.28% - 4.34%,
01/17/06 - 01/25/06	29,745	29,681
Nordea North America Inc.
4.16%, 04/04/06	29,745	29,432
Prudential Funding LLC
4.27%, 01/17/06	56,657	56,563
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	28,329	28,190
Sedna Finance Inc.
3.92%, 02/21/06	7,082	7,044
Sigma Finance Inc.
4.16%, 04/06/06	16,997	16,814
Solitaire Funding Ltd.
4.24%, 01/23/06	69,498	69,335
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	7,597	7,596
Three Pillars Funding Corp.
4.03% - 4.27%,
01/03/06 - 01/17/06	90,289	90,267

LIFEPATH RETIREMENT MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Shares or Principal	Value
COMMERCIAL PAPER (Continued)
Thunder Bay Funding Inc.
4.22%, 01/13/06	$2,833	$2,830
Ticonderoga Funding LLC
4.27%, 01/05/06	7,082	7,080
Tulip Funding Corp.
4.25% - 4.28%,
01/03/06 - 01/31/06	99,706	99,456

		1,246,170

LOAN PARTICIPATIONS(3) – 0.01%
Army & Air Force Exchange Service
4.24%, 02/01/06	14,164	14,164

		14,164

MEDIUM-TERM NOTES(3) – 0.04%
Dorada Finance Inc.
3.93%, 07/07/06	8,782	8,781
K2 USA LLC
3.94%, 07/07/06	16,997	16,997
Marshall & Ilsley Bank
5.18%, 12/15/06	28,329	28,421
Toronto-Dominion Bank
3.81%, 06/20/06	35,411	35,412
US Bank N.A.
2.85%, 11/15/06	5,666	5,575

		95,186

MONEY MARKET FUNDS – 0.83%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.25%(1)(4)	1,923,052	1,923,052

		1,923,052

REPURCHASE AGREEMENTS(3) – 0.26%
Banc of America Securities LLC Repurchase Agreement, due 1/3/06, with a maturity value of $141,712 and an effective yield of 4.37%.(5)	$141,643	141,643
Credit Suisse First Boston Repurchase Agreement, due 1/3/06, with a maturity value of $11,336 and an effective yield of 4.32%.(5)	11,331	11,331
Lehman Brothers Holdings Inc. Repurchase Agreement, due 1/3/06, with a maturity value of $226,737 and an effective yield of 4.34%.(6)	226,628	226,628
Morgan Stanley Repurchase Agreement, due 1/3/06, with a maturity value of $212,566 and an effective yield of 4.33%.(6)	212,464	212,464

		592,066

TIME DEPOSITS(3) – 0.10%
UBS AG
4.06%, 01/03/06	169,971	169,972
Wells Fargo Bank N.A.
4.00%, 01/03/06	58,691	58,691

		228,663

VARIABLE & FLOATING RATE NOTES(3) – 1.26%
Allstate Life Global Funding II
4.36% - 4.43%,
11/09/06 - 01/16/07(7)	99,575	99,600
American Express Bank
4.33% - 4.34%,
01/24/06 - 10/25/06	109,065	109,064
American Express Centurion Bank
4.33% - 4.34%,
06/29/06 - 07/19/06	46,742	46,742
American Express Credit Corp.
4.39%, 11/06/07	8,499	8,507
ASIF Global Financing
4.34% - 4.55%,
05/30/06 - 08/11/06(7)	92,068	92,106
Australia & New Zealand Banking Group Ltd.
4.35%, 01/23/07(7)	18,414	18,414
Bank of America N.A.
4.31%, 08/10/06	141,643	141,643
Bank of Ireland
4.34%, 12/20/06(7)	28,329	28,329
Bank of Nova Scotia
4.22%, 01/03/06	11,331	11,331
Beta Finance Inc.
4.29% - 4.33%,
04/25/06 - 06/09/06(7)	70,538	70,535
BMW US Capital LLC
4.34%, 12/15/06(7)	28,329	28,329
CC USA Inc.
4.32% - 4.35%,
03/23/06 - 07/14/06(7)	76,204	76,201
Commodore CDO Ltd.
4.56%, 06/13/06(7)	7,082	7,082
Credit Suisse First Boston NY
4.31% - 4.35%
05/09/06 - 07/19/06	99,150	99,150
DEPFA Bank PLC
4.50%, 12/15/06	28,329	28,329
Descartes Funding Trust
4.37%, 11/15/06(7)	12,748	12,748
Dexia Credit Local
4.33%, 08/30/06	14,164	14,162
Dorada Finance Inc.
4.33% - 4.36%,
03/27/06 - 06/26/06(7)	45,042	45,043

LIFEPATH RETIREMENT MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES (Continued)
Eli Lilly Services Inc.
4.26%, 09/01/06(7)	$28,329	$28,329
Fairway Finance Corp.
4.32% - 4.42%,
01/18/06 - 01/20/06	28,329	28,328
Fifth Third Bancorp.
4.35%, 11/22/06(7)	56,657	56,657
Five Finance Inc.
4.34% - 4.37%,
02/27/06 - 06/26/06(7)	19,830	19,830
General Electric Capital Corp.
4.44%, 01/09/07	12,748	12,758
Greenwich Capital Holdings Inc.
4.25% - 4.32%,
02/10/06 - 03/02/06	21,246	21,246
Hartford Life Global Funding Trusts
4.36%, 02/17/07	28,329	28,329
HBOS Treasury Services PLC
4.32% - 4.57%,
01/10/06 - 10/24/06	84,986	84,987
Holmes Financing PLC
4.33%, 12/15/06(7)	77,903	77,903
HSBC Bank USA N.A.
4.27% - 4.39%,
05/04/06 - 08/03/06	24,079	24,085
K2 USA LLC
4.25% - 4.36%,
02/15/06 - 09/11/06(7)	82,153	82,150
Leafs LLC
4.37%, 01/20/06 - 02/21/06(7)	29,702	29,702
Links Finance LLC
4.32% - 4.40%,
01/20/06 - 03/15/06(7)	96,317	96,320
Lothian Mortgages PLC
4.37%, 01/24/06(7)	14,164	14,164
Marshall & Ilsley Bank
4.35% - 4.47%,
02/20/06 - 12/15/06	43,909	43,914
Metropolitan Life Global Funding I
4.31% - 4.55%,
08/28/06 - 01/05/07(7)	84,702	84,748
Mound Financing PLC
4.30%, 11/08/06(7)	56,657	56,657
Natexis Banques Populaires
4.35%, 01/12/07(7)	21,246	21,246
National City Bank (Ohio)
4.26%, 01/06/06	14,164	14,164
Nationwide Building Society
4.33% - 4.58%,
01/13/06 - 01/26/07(7)	104,816	104,820
Nordea Bank AB
4.34%, 12/11/06(7)	49,575	49,575
Nordea Bank PLC
4.23%, 10/02/06	16,997	16,994
Northern Rock PLC
4.32%, 11/03/06(7)	33,994	33,995
Permanent Financing PLC
4.32%, 03/10/06 - 06/12/06(7)	77,054	77,053
Pfizer Investment Capital PLC
4.33%, 12/15/06(7)	70,821	70,821
Principal Life Income Funding Trusts
4.29%, 05/10/06	21,246	21,247
Royal Bank of Scotland
4.32% - 4.33%,
06/27/06 - 08/30/06	42,493	42,488
Sedna Finance Inc.
4.33% - 4.34%,
01/10/06 - 09/20/06(7)	24,079	24,080
Sigma Finance Inc.
4.07% - 4.35%,
01/09/06 - 08/15/06(7)	59,773	59,772
Skandinaviska Enskilda Bank NY
4.36%, 11/16/06(7)	28,329	28,329
Societe Generale
4.26% - 4.32%,
03/30/06 - 01/02/07(7)	43,909	43,907
Strips III LLC
4.43%, 07/24/06(7)(8)	7,641	7,641
SunTrust Bank
4.19%, 04/28/06	42,493	42,493
Tango Finance Corp.
4.33% - 4.34%,
05/25/06 - 09/27/06(7)	63,173	63,168
Toyota Motor Credit Corp.
4.23% - 4.30%,
01/09/06 - 04/10/06	62,323	62,323
Unicredito Italiano SpA
4.43%, 06/14/06	36,827	36,821
Union Hamilton Special Funding LLC
4.52%, 03/28/06(7)	28,329	28,329
US Bank N.A.
4.31%, 09/29/06	12,748	12,745
Variable Funding Capital Corp.
4.29% - 4.32%,
02/16/06 - 03/13/06	92,068	92,068
Wachovia Asset Securitization Inc.
4.37%, 01/25/06(7)	58,452	58,452
Wells Fargo & Co.
4.36%, 09/15/06(7)	14,164	14,165
WhistleJacket Capital LLC
4.33% - 4.35%,
01/17/06 - 07/28/06(7)	31,161	31,160
White Pine Finance LLC
4.32% - 4.37%,
01/13/06 - 06/20/06(7)	58,073	58,072

LIFEPATH RETIREMENT MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES (Continued)
Winston Funding Ltd.
4.26%, 01/23/06(7)	$20,227	$20,227
World Savings Bank
4.29%, 03/09/06	42,493	42,492

		2,906,069

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,259,052)		7,259,052

TOTAL INVESTMENTS – 102.70%		236,897,854

Other Assets, Less Liabilities – (2.70)%		(6,232,868)

NET ASSETS – 100.00%		$230,664,986

(1)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 4.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(4)	The rate quoted is the annualized seven-day yield of the fund at period end.
(5)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 4.10% to 5.84% and maturity dates ranging from 2/1/28 to 5/1/35.
(6)	Repurchase agreements are fully collateralized by non-U.S. Government debt securities, with interest rates ranging from 1.01% to 7.96% and maturity dates ranging from 5/18/06 to 10/27/25. The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(7)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(8)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2010 MASTER PORTFOLIO

Schedule of Investments

December 31, 2005

Security	Shares or Principal	Value
MASTER PORTFOLIOS – 80.51%
Active Stock Master Portfolio(1)		$178,144,721
CoreAlpha Bond Master Portfolio(1)		358,006,967

TOTAL MASTER PORTFOLIOS		536,151,688

EXCHANGE-TRADED FUNDS – 18.65%
iShares MSCI EAFE Index Fund(1)	1,308,729	77,817,026
iShares S&P MidCap 400 Index Fund(1)(2)	420,131	31,005,668
iShares S&P SmallCap 600 Index Fund(1)(2)	266,625	15,410,925

TOTAL EXCHANGE-TRADED FUNDS (Cost: $102,858,287)		124,233,619

SHORT-TERM INVESTMENTS – 4.58%
CERTIFICATES OF DEPOSIT(3) – 0.18%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$68,393	68,390
Credit Suisse First Boston NY
4.03%, 01/04/06	68,393	68,393
First Tennessee Bank
4.18%, 01/26/06	21,202	21,201
Fortis Bank NY
3.83% - 3.84%, 01/25/06	205,179	205,179
Toronto-Dominion Bank
3.94%, 07/10/06	68,393	68,393
Wells Fargo Bank N.A.
4.26% - 4.78%,
01/09/06 - 12/05/06	588,180	588,179
Wilmington Trust Corp.
4.24% - 4.30%,
01/27/06 - 01/31/06	205,179	205,180

		1,224,915

COMMERCIAL PAPER(3) – 0.90%
Amstel Funding Corp.
3.91% - 4.40%,
01/04/06 - 05/08/06	417,198	415,146
Bryant Park Funding LLC
3.92%, 02/22/06	34,904	34,714
CAFCO LLC
4.19% - 4.23%,
01/27/06 - 02/06/06	294,090	293,058
CC USA Inc.
4.23%, 04/21/06	41,036	40,515
Charta LLC
4.25%, 01/26/06	102,590	102,311
Chesham Finance LLC
4.22% - 4.30%,
01/03/06 - 01/30/06	417,642	417,144
CRC Funding LLC
4.19% - 4.25%,
01/27/06 - 02/06/06	503,373	501,701
Dorada Finance Inc.
3.76%, 01/26/06	13,679	13,646
Ebury Finance Ltd.
4.30%, 01/30/06	191,501	190,883
Edison Asset Securitization LLC
4.37%, 05/08/06	68,393	67,355
Ford Credit Auto Receivables
4.22% - 4.23%, 01/17/06	113,532	113,346
Ford Credit Floorplan Motown
4.05%, 01/06/06	273,572	273,480
Galaxy Funding Inc.
4.23%, 04/18/06	39,258	38,773
Gemini Securitization Corp.
4.25%, 01/30/06	68,393	68,175
Georgetown Funding Co. LLC
4.23% - 4.28%,
01/05/06 - 01/19/06	669,553	669,068
Giro Funding US Corp.
4.23% - 4.24%,
01/09/06 - 01/13/06	116,268	116,170
Grampian Funding LLC
3.84% - 4.41%,
01/31/06 - 05/15/06	205,179	203,665
HSBC PLC
3.88%, 02/03/06	41,036	40,899
Jupiter Securitization Corp.
4.23%, 01/24/06	47,875	47,757
Liberty Street Funding Corp.
4.23%, 01/04/06	54,714	54,708
Lockhart Funding LLC
4.01% - 4.30%,
01/04/06 - 01/23/06	169,615	169,407
Mortgage Interest Networking Trust
4.28% - 4.34%,
01/17/06 - 01/25/06	143,625	143,320
Nordea North America Inc.
4.16%, 04/04/06	143,625	142,115
Prudential Funding LLC
4.27%, 01/17/06	273,572	273,118
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	136,786	136,118
Sedna Finance Inc.
3.92%, 02/21/06	34,197	34,014
Sigma Finance Inc.
4.16%, 04/06/06	82,072	81,190
Solitaire Funding Ltd.
4.24%, 01/23/06	335,577	334,787
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	36,683	36,679
Three Pillars Funding Corp.
4.03% - 4.27%,
01/03/06 - 01/17/06	435,967	435,863

LIFEPATH 2010 MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Shares or Principal	Value
COMMERCIAL PAPER (Continued)
Thunder Bay Funding Inc.
4.22%, 01/13/06	$13,679	$13,663
Ticonderoga Funding LLC
4.27%, 01/05/06	34,197	34,188
Tulip Funding Corp.
4.25% - 4.28%,
01/03/06 - 01/31/06	481,435	480,229

		6,017,205

LOAN PARTICIPATIONS(3) – 0.01%
Army & Air Force Exchange Service
4.24%, 02/01/06	68,393	68,393

		68,393

MEDIUM-TERM NOTES(3) – 0.07%
Dorada Finance Inc.
3.93%, 07/07/06	42,404	42,402
K2 USA LLC
3.94%, 07/07/06	82,072	82,070
Marshall & Ilsley Bank
5.18%, 12/15/06	136,786	137,232
Toronto-Dominion Bank
3.81%, 06/20/06	170,983	170,990
US Bank N.A.
2.85%, 11/15/06	27,357	26,921

		459,615

MONEY MARKET FUNDS – 0.71%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.25%(1)(4)	4,735,755	4,735,755

		4,735,755

REPURCHASE AGREEMENTS(3) – 0.43%
Banc of America Securities LLC Repurchase Agreement, due 1/3/06, with a maturity value of $684,262 and an effective yield of 4.37%.(5)	$683,930	683,930
Credit Suisse First Boston Repurchase Agreement, due 1/3/06, with a maturity value of $54,740 and an effective yield of 4.32%.(5)	54,714	54,714
Lehman Brothers Holdings Inc. Repurchase Agreement, due 1/3/06, with a maturity value of $1,094,817 and an effective yield of 4.34%.(6)	1,094,289	1,094,289
Morgan Stanley Repurchase Agreement, due 1/3/06, with a maturity value of $1,026,390 and an effective yield of 4.33%.(6)	1,025,896	1,025,896

		2,858,829

TIME DEPOSITS(3) – 0.17%
UBS AG
4.06%, 01/03/06	820,716	820,716
Wells Fargo Bank N.A.
4.00%, 01/03/06	283,395	283,395

		1,104,111

VARIABLE & FLOATING RATE NOTES(3) – 2.11%
Allstate Life Global Funding II
4.36% - 4.43%,
11/09/06 - 01/16/07(7)	480,803	480,920
American Express Bank
4.33% - 4.34%,
01/24/06 - 10/25/06	526,626	526,625
American Express Centurion Bank
4.33% - 4.34%,
06/29/06 - 07/19/06	225,697	225,697
American Express Credit Corp.
4.39%, 11/06/07	41,036	41,077
ASIF Global Financing
4.34% - 4.55%,
05/30/06 - 08/11/06(7)	444,555	444,741
Australia & New Zealand Banking Group Ltd.
4.35%, 01/23/07(7)	88,911	88,911
Bank of America N.A.
4.31%, 08/10/06	683,930	683,930
Bank of Ireland
4.34%, 12/20/06(7)	136,786	136,786
Bank of Nova Scotia
4.22%, 01/03/06	54,714	54,714
Beta Finance Inc.
4.29% - 4.33%,
04/25/06 - 06/09/06(7)	340,597	340,583
BMW US Capital LLC
4.34%, 12/15/06(7)	136,786	136,786
CC USA Inc.
4.32% - 4.35%,
03/23/06 - 07/14/06(7)	367,955	367,946
Commodore CDO Ltd.
4.56%, 06/13/06(7)	34,197	34,197
Credit Suisse First Boston NY
4.31% - 4.35%
05/09/06 - 07/19/06	478,751	478,751
DEPFA Bank PLC
4.50%, 12/15/06	136,786	136,786
Descartes Funding Trust
4.37%, 11/15/06(7)	61,554	61,554
Dexia Credit Local
4.33%, 08/30/06	68,393	68,384
Dorada Finance Inc.
4.33% - 4.36%,
03/27/06 - 06/26/06(7)	217,490	217,494

LIFEPATH 2010 MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES (Continued)
Eli Lilly Services Inc.
4.26%, 09/01/06(7)	$136,786	$136,786
Fairway Finance Corp.
4.32% - 4.42%,
01/18/06 - 01/20/06	136,786	136,786
Fifth Third Bancorp.
4.35%, 11/22/06(7)	273,572	273,572
Five Finance Inc.
4.34% - 4.37%,
02/27/06 - 06/26/06(7)	95,750	95,750
General Electric Capital Corp.
4.44%, 01/09/07	61,554	61,603
Greenwich Capital Holdings Inc.
4.25% - 4.32%,
02/10/06 - 03/02/06	102,590	102,590
Hartford Life Global Funding Trusts
4.36%, 02/17/07	136,786	136,786
HBOS Treasury Services PLC
4.32% - 4.57%,
01/10/06 - 10/24/06	410,358	410,358
Holmes Financing PLC
4.33%, 12/15/06(7)	376,162	376,162
HSBC Bank USA N.A.
4.27% - 4.39%,
05/04/06 - 08/03/06	116,268	116,295
K2 USA LLC
4.25% - 4.36%,
02/15/06 - 09/11/06(7)	396,680	396,664
Leafs LLC
4.37%, 01/20/06 - 02/21/06(7)	143,417	143,417
Links Finance LLC
4.32% - 4.40%,
01/20/06 - 03/15/06(7)	465,073	465,088
Lothian Mortgages PLC
4.37%, 01/24/06(7)	68,393	68,393
Marshall & Ilsley Bank
4.35% - 4.47%,
02/20/06 - 12/15/06	212,018	212,040
Metropolitan Life Global Funding I
4.31% - 4.55%,
08/28/06 - 01/05/07(7)	408,990	409,211
Mound Financing PLC
4.30%, 11/08/06(7)	273,572	273,572
Natexis Banques Populaires
4.35%, 01/12/07(7)	102,590	102,590
National City Bank (Ohio)
4.26%, 01/06/06	68,393	68,393
Nationwide Building Society
4.33% - 4.58%,
01/13/06 - 01/26/07(7)	506,108	506,126
Nordea Bank AB
4.34%, 12/11/06(7)	239,376	239,376
Nordea Bank PLC
4.23%, 10/02/06	82,072	82,057
Northern Rock PLC
4.32%, 11/03/06(7)	164,143	164,149
Permanent Financing PLC
4.32%, 03/10/06 - 06/12/06(7)	372,058	372,058
Pfizer Investment Capital PLC
4.33%, 12/15/06(7)	341,965	341,965
Principal Life Income Funding Trusts
4.29%, 05/10/06	102,590	102,591
Royal Bank of Scotland
4.32% - 4.33%,
06/27/06 - 08/30/06	205,179	205,156
Sedna Finance Inc.
4.33% - 4.34%,
01/10/06 - 09/20/06(7)	116,268	116,268
Sigma Finance Inc.
4.07% - 4.35%,
01/09/06 - 08/15/06(7)	288,619	288,616
Skandinaviska Enskilda Bank NY
4.36%, 11/16/06(7)	136,786	136,786
Societe Generale
4.26% - 4.32%,
03/30/06 - 01/02/07(7)	212,018	212,009
Strips III LLC
4.43%, 07/24/06(7)(8)	36,893	36,893
SunTrust Bank
4.19%, 04/28/06	205,179	205,179
Tango Finance Corp.
4.33% - 4.34%,
05/25/06 - 09/27/06(7)	305,033	305,011
Toyota Motor Credit Corp.
4.23% - 4.30%,
01/09/06 - 04/10/06	300,929	300,928
Unicredito Italiano SpA
4.43%, 06/14/06	177,822	177,794
Union Hamilton Special Funding LLC
4.52%, 03/28/06(7)	136,786	136,786
US Bank N.A.
4.31%, 09/29/06	61,554	61,542
Variable Funding Capital Corp.
4.29% - 4.32%,
02/16/06 - 03/13/06	444,555	444,555
Wachovia Asset Securitization Inc.
4.37%, 01/25/06(7)	282,241	282,241
Wells Fargo & Co.
4.36%, 09/15/06(7)	68,393	68,398
WhistleJacket Capital LLC
4.33% - 4.35%,
01/17/06 - 07/28/06(7)	150,465	150,455
White Pine Finance LLC
4.32% - 4.37%,
01/13/06 - 06/20/06(7)	280,411	280,410
Winston Funding Ltd.
4.26%, 01/23/06(7)	97,665	97,665

LIFEPATH 2010 MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES (Continued)
World Savings Bank
4.29%, 03/09/06	$205,179	$205,177

		14,032,129

TOTAL SHORT-TERM INVESTMENTS (Cost: $30,500,952)		30,500,952

TOTAL INVESTMENTS – 103.74%		690,886,259

Other Assets, Less Liabilities – (3.74)%		(24,894,497)

NET ASSETS – 100.00%		$665,991,762

(1)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 4.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(4)	The rate quoted is the annualized seven-day yield of the fund at period end.
(5)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 4.10% to 5.84% and maturity dates ranging from 2/1/28 to 5/1/35.
(6)	Repurchase agreements are fully collateralized by non-U.S. Government debt securities, with interest rates ranging from 1.01% to 7.96% and maturity dates ranging from 5/18/06 to 10/27/25. The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(7)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(8)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2020 MASTER PORTFOLIO

Schedule of Investments

December 31, 2005

Security	Shares or Principal	Value
MASTER PORTFOLIOS – 74.30%
Active Stock Master Portfolio(1)		$409,416,336
CoreAlpha Bond Master Portfolio(1)		381,902,290

TOTAL MASTER PORTFOLIOS		791,318,626

EXCHANGE-TRADED FUNDS – 24.59%
iShares MSCI EAFE Index Fund(1)	2,881,861	171,355,455
iShares S&P MidCap 400
Index Fund(1)(2)	815,390	60,175,782
iShares S&P SmallCap 600
Index Fund(1)(2)	525,284	30,361,415

TOTAL EXCHANGE-TRADED FUNDS (Cost: $217,993,197)		261,892,652

SHORT-TERM INVESTMENTS – 6.71%
CERTIFICATES OF DEPOSIT(3) – 0.28%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$169,363	169,364
Credit Suisse First Boston NY
4.03%, 01/04/06	169,363	169,363
First Tennessee Bank
4.18%, 01/26/06	52,502	52,500
Fortis Bank NY
3.83% - 3.84%, 01/25/06	508,088	508,088
Toronto-Dominion Bank
3.94%, 07/10/06	169,363	169,363
Wells Fargo Bank N.A.
4.26% - 4.78%,
01/09/06 - 12/05/06	1,456,519	1,456,515
Wilmington Trust Corp.
4.24% - 4.30%,
01/27/06 - 01/31/06	508,088	508,091

		3,033,284

COMMERCIAL PAPER(3) – 1.40%
Amstel Funding Corp.
3.91% - 4.40%,
01/04/06 - 05/08/06	1,033,112	1,028,032
Bryant Park Funding LLC
3.92%, 02/22/06	86,433	85,962
CAFCO LLC
4.19% - 4.23%,
01/27/06 - 02/06/06	728,259	725,706
CC USA Inc.
4.23%, 04/21/06	101,618	100,328
Charta LLC
4.25%, 01/26/06	254,044	253,354
Chesham Finance LLC
4.22% - 4.30%,
01/03/06 - 01/30/06	1,034,213	1,032,981
CRC Funding LLC
4.19% - 4.25%,
01/27/06 - 02/06/06	1,246,509	1,242,367
Dorada Finance Inc.
3.76%, 01/26/06	33,873	33,791
Ebury Finance Ltd.
4.30%, 01/30/06	474,215	472,686
Edison Asset Securitization LLC
4.37%, 05/08/06	169,363	166,793
Ford Credit Auto Receivables
4.22% - 4.23%, 01/17/06	281,142	280,680
Ford Credit Floorplan Motown
4.05%, 01/06/06	677,450	677,222
Galaxy Funding Inc.
4.23%, 04/18/06	97,214	96,015
Gemini Securitization Corp.
4.25%, 01/30/06	169,363	168,823
Georgetown Funding Co. LLC
4.23% - 4.28%,
01/05/06 - 01/19/06	1,658,023	1,656,822
Giro Funding US Corp.
4.23% - 4.24%,
01/09/06 - 01/13/06	287,916	287,674
Grampian Funding LLC
3.84% - 4.41%,
01/31/06 - 05/15/06	508,088	504,338
HSBC PLC
3.88%, 02/03/06	101,618	101,278
Jupiter Securitization Corp.
4.23%, 01/24/06	118,554	118,261
Liberty Street Funding Corp.
4.23%, 01/04/06	135,490	135,474
Lockhart Funding LLC
4.01% - 4.30%,
01/04/06 - 01/23/06	420,019	419,503
Mortgage Interest Networking Trust
4.28% - 4.34%,
01/17/06 - 01/25/06	355,661	354,901
Nordea North America Inc.
4.16%, 04/04/06	355,661	351,922
Prudential Funding LLC
4.27%, 01/17/06	677,450	676,326
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	338,725	337,070
Sedna Finance Inc.
3.92%, 02/21/06	84,681	84,229
Sigma Finance Inc.
4.16%, 04/06/06	203,235	201,051
Solitaire Funding Ltd.
4.24%, 01/23/06	830,995	829,037
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	90,839	90,829

LIFEPATH 2020 MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Shares or Principal	Value
COMMERCIAL PAPER (Continued)
Three Pillars Funding Corp.
4.03% - 4.27%,
01/03/06 - 01/17/06	$1,079,592	$1,079,335
Thunder Bay Funding Inc.
4.22%, 01/13/06	33,873	33,833
Ticonderoga Funding LLC
4.27%, 01/05/06	84,681	84,661
Tulip Funding Corp.
4.25% - 4.28%,
01/03/06 - 01/31/06	1,192,184	1,189,199

		14,900,483

LOAN PARTICIPATIONS(3) – 0.02%
Army & Air Force Exchange Service
4.24%, 02/01/06	169,363	169,363

		169,363

MEDIUM-TERM NOTES(3) – 0.11%
Dorada Finance Inc.
3.93%, 07/07/06	105,005	104,999
K2 USA LLC
3.94%, 07/07/06	203,235	203,230
Marshall & Ilsley Bank
5.18%, 12/15/06	338,725	339,830
Toronto-Dominion Bank
3.81%, 06/20/06	423,407	423,426
US Bank N.A.
2.85%, 11/15/06	67,745	66,666

		1,138,151

MONEY MARKET FUNDS – 0.72%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.25%(1)(4)	7,668,859	7,668,859

		7,668,859

REPURCHASE AGREEMENTS(3) – 0.66%
Banc of America Securities LLC Repurchase Agreement, due 1/3/06, with a maturity value of $1,694,448 and an effective yield of 4.37%.(5)	$1,693,626	1,693,626
Credit Suisse First Boston Repurchase Agreement, due 1/3/06, with a maturity value of $135,555 and an effective yield of 4.32%.(5)	135,490	135,490
Lehman Brothers Holdings Inc. Repurchase Agreement, due 1/3/06, with a maturity value of $2,711,109 and an effective yield of 4.34%.(6)	2,709,802	2,709,802
Morgan Stanley Repurchase Agreement, due 1/3/06, with a maturity value of $2,541,661 and an effective yield of 4.33%.(6)	2,540,439	2,540,439

		7,079,357

TIME DEPOSITS(3) – 0.26%
UBS AG
4.06%, 01/03/06	2,032,351	2,032,351
Wells Fargo Bank N.A.
4.00%, 01/03/06	701,774	701,774

		2,734,125

VARIABLE & FLOATING RATE NOTES(3) – 3.26%
Allstate Life Global Funding II
4.36% - 4.43%,
11/09/06 - 01/16/07 (7)	1,190,619	1,190,910
American Express Bank
4.33% - 4.34%,
01/24/06 - 10/25/06	1,304,092	1,304,086
American Express Centurion Bank
4.33% - 4.34%,
06/29/06 - 07/19/06	558,897	558,897
American Express Credit Corp.
4.39%, 11/06/07	101,618	101,720
ASIF Global Financing
4.34% - 4.55%,
05/30/06 - 08/11/06 (7)	1,100,857	1,101,318
Australia & New Zealand Banking Group Ltd.
4.35%, 01/23/07(7)	220,171	220,171
Bank of America N.A.
4.31%, 08/10/06	1,693,626	1,693,626
Bank of Ireland
4.34%, 12/20/06(7)	338,725	338,725
Bank of Nova Scotia
4.22%, 01/03/06	135,490	135,490
Beta Finance Inc.
4.29% - 4.33%,
04/25/06 - 06/09/06 (7)	843,426	843,393
BMW US Capital LLC
4.34%, 12/15/06(7)	338,725	338,725
CC USA Inc.
4.32% - 4.35%,
03/23/06 - 07/14/06 (7)	911,171	911,150
Commodore CDO Ltd.
4.56%, 06/13/06(7)	84,681	84,681
Credit Suisse First Boston NY
4.31% - 4.35%
05/09/06 - 07/19/06	1,185,538	1,185,538
DEPFA Bank PLC
4.50%, 12/15/06	338,725	338,725

LIFEPATH 2020 MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES (Continued)
Descartes Funding Trust
4.37%, 11/15/06(7)	$152,426	$152,426
Dexia Credit Local
4.33%, 08/30/06	169,363	169,340
Dorada Finance Inc.
4.33% - 4.36%,
03/27/06 - 06/26/06(7)	538,573	538,583
Eli Lilly Services Inc.
4.26%, 09/01/06(7)	338,725	338,725
Fairway Finance Corp.
4.32% - 4.42%,
01/18/06 - 01/20/06	338,725	338,724
Fifth Third Bancorp.
4.35%, 11/22/06(7)	677,450	677,450
Five Finance Inc.
4.34% - 4.37%,
02/27/06 - 06/26/06(7)	237,108	237,108
General Electric Capital Corp.
4.44%, 01/09/07	152,426	152,550
Greenwich Capital Holdings Inc.
4.25% - 4.32%,
02/10/06 - 03/02/06	254,044	254,044
Hartford Life Global Funding Trusts
4.36%, 02/17/07	338,725	338,725
HBOS Treasury Services PLC
4.32% - 4.57%,
01/10/06 - 10/24/06	1,016,176	1,016,175
Holmes Financing PLC
4.33%, 12/15/06(7)	931,494	931,494
HSBC Bank USA N.A.
4.27% - 4.39%,
05/04/06 - 08/03/06	287,916	287,983
K2 USA LLC
4.25% - 4.36%,
02/15/06 - 09/11/06(7)	982,303	982,265
Leafs LLC
4.37%, 01/20/06 - 02/21/06(7)	355,147	355,146
Links Finance LLC
4.32% - 4.40%,
01/20/06 - 03/15/06(7)	1,151,666	1,151,704
Lothian Mortgages PLC
4.37%, 01/24/06(7)	169,363	169,363
Marshall & Ilsley Bank
4.35% - 4.47%,
02/20/06 - 12/15/06	525,024	525,078
Metropolitan Life Global Funding I
4.31% - 4.55%,
08/28/06 - 01/05/07(7)	1,012,788	1,013,335
Mound Financing PLC
4.30%, 11/08/06(7)	677,450	677,450
Natexis Banques Populaires
4.35%, 01/12/07(7)	254,044	254,044
National City Bank (Ohio)
4.26%, 01/06/06	169,363	169,362
Nationwide Building Society
4.33% - 4.58%,
01/13/06 - 01/26/07(7)	1,253,283	1,253,327
Nordea Bank AB
4.34%, 12/11/06(7)	592,769	592,769
Nordea Bank PLC
4.23%, 10/02/06	203,235	203,200
Northern Rock PLC
4.32%, 11/03/06(7)	406,470	406,484
Permanent Financing PLC
4.32%, 03/10/06 - 06/12/06(7)	921,333	921,333
Pfizer Investment Capital PLC
4.33%, 12/15/06(7)	846,813	846,813
Principal Life Income Funding Trusts
4.29%, 05/10/06	254,044	254,048
Royal Bank of Scotland
4.32% - 4.33%,
06/27/06 - 08/30/06	508,088	508,031
Sedna Finance Inc.
4.33% - 4.34%,
01/10/06 - 09/20/06(7)	287,916	287,916
Sigma Finance Inc.
4.07% - 4.35%,
01/09/06 - 08/15/06(7)	714,710	714,702
Skandinaviska Enskilda Bank NY
4.36%, 11/16/06(7)	338,725	338,725
Societe Generale
4.26% - 4.32%,
03/30/06 - 01/02/07(7)	525,024	525,002
Strips III LLC
4.43%, 07/24/06(7)(8)	91,359	91,359
SunTrust Bank
4.19%, 04/28/06	508,088	508,088
Tango Finance Corp.
4.33% - 4.34%,
05/25/06 - 09/27/06(7)	755,357	755,306
Toyota Motor Credit Corp.
4.23% - 4.30%,
01/09/06 - 04/10/06	745,196	745,194
Unicredito Italiano SpA
4.43%, 06/14/06	440,343	440,274
Union Hamilton Special Funding LLC
4.52%, 03/28/06(7)	338,725	338,725
US Bank N.A.
4.31%, 09/29/06	152,426	152,397
Variable Funding Capital Corp.
4.29% - 4.32%,
02/16/06 - 03/13/06	1,100,857	1,100,857
Wachovia Asset Securitization Inc.
4.37%, 01/25/06(7)	698,917	698,917
Wells Fargo & Co.
4.36%, 09/15/06(7)	169,363	169,374

LIFEPATH 2020 MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES (Continued)
WhistleJacket Capital LLC
4.33% - 4.35%,
01/17/06 - 07/28/06(7)	$372,598	$372,573
White Pine Finance LLC
4.32% - 4.37%,
01/13/06 - 06/20/06(7)	694,387	694,381
Winston Funding Ltd.
4.26%, 01/23/06(7)	241,850	241,850
World Savings Bank
4.29%, 03/09/06	508,088	508,083

		34,747,957

TOTAL SHORT-TERM INVESTMENTS (Cost: $71,471,579)		71,471,579

TOTAL INVESTMENTS – 105.60%		1,124,682,857

Other Assets, Less Liabilities – (5.60)%		(59,593,236)

NET ASSETS – 100.00%		$1,065,089,621

(1)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 4.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(4)	The rate quoted is the annualized seven-day yield of the fund at period end.
(5)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 4.10% to 5.84% and maturity dates ranging from 2/1/28 to 5/1/35.
(6)	Repurchase agreements are fully collateralized by non-U.S. Government debt securities, with interest rates ranging from 1.01% to 7.96% and maturity dates ranging from 5/18/06 to 10/27/25. The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(7)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(8)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2030 MASTER PORTFOLIO

Schedule of Investments

December 31, 2005

Security	Shares or Principal	Value
MASTER PORTFOLIOS – 68.54%
Active Stock Master Portfolio(1)		$315,001,257
CoreAlpha Bond Master Portfolio(1)		148,830,081

TOTAL MASTER PORTFOLIOS		463,831,338

EXCHANGE-TRADED FUNDS – 29.12%
iShares MSCI EAFE Index Fund(1)	2,206,118	131,175,776
iShares S&P MidCap 400 Index Fund(1)(2)	596,383	44,013,065
iShares S&P SmallCap 600 Index Fund(1)(2)	379,244	21,920,303

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $166,126,439)		197,109,144

SHORT-TERM INVESTMENTS – 4.39%

CERTIFICATES OF DEPOSIT(3) – 0.16%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$60,956	60,956
Credit Suisse First Boston NY
4.03%, 01/04/06	60,961	60,961
First Tennessee Bank
4.18%, 01/26/06	18,898	18,897
Fortis Bank NY
3.83% - 3.84%, 01/25/06	182,883	182,883
Toronto-Dominion Bank
3.94%, 07/10/06	60,961	60,961
Wells Fargo Bank N.A.
4.26% - 4.78%,
01/09/06 - 12/05/06	524,264	524,263
Wilmington Trust Corp.
4.24% - 4.30%,
01/27/06 - 01/31/06	182,883	182,884

		1,091,805

COMMERCIAL PAPER(3) – 0.79%
Amstel Funding Corp.
3.91% - 4.40%,
01/04/06 - 05/08/06	371,862	370,034
Bryant Park Funding LLC
3.92%, 02/22/06	31,111	30,941
CAFCO LLC
4.19% - 4.23%,
01/27/06 - 02/06/06	262,132	261,212
CC USA Inc.
4.23%, 04/21/06	36,577	36,112
Charta LLC
4.25%, 01/26/06	91,441	91,193
Chesham Finance LLC
4.22% - 4.30%,
01/03/06 - 01/30/06	372,258	371,813
CRC Funding LLC
4.19% - 4.25%,
01/27/06 - 02/06/06	448,672	447,182
Dorada Finance Inc.
3.76%, 01/26/06	12,192	12,163
Ebury Finance Ltd.
4.30%, 01/30/06	170,691	170,140
Edison Asset Securitization LLC
4.37%, 05/08/06	60,961	60,036
Ford Credit Auto Receivables
4.22% - 4.23%, 01/17/06	101,195	101,029
Ford Credit Floorplan Motown
4.05%, 01/06/06	243,844	243,761
Galaxy Funding Inc.
4.23%, 04/18/06	34,992	34,560
Gemini Securitization Corp.
4.25%, 01/30/06	60,961	60,767
Georgetown Funding Co. LLC
4.23% - 4.28%,
01/05/06 - 01/19/06	596,794	596,362
Giro Funding US Corp.
4.23% - 4.24%,
01/09/06 - 01/13/06	103,634	103,546
Grampian Funding LLC
3.84% - 4.41%,
01/31/06 - 05/15/06	182,883	181,533
HSBC PLC
3.88%, 02/03/06	36,577	36,454
Jupiter Securitization Corp.
4.23%, 01/24/06	42,673	42,567
Liberty Street Funding Corp.
4.23%, 01/04/06	48,769	48,763
Lockhart Funding LLC
4.01% - 4.30%,
01/04/06 - 01/23/06	151,183	150,997
Mortgage Interest Networking Trust
4.28% - 4.34%,
01/17/06 - 01/25/06	128,018	127,745
Nordea North America Inc.
4.16%, 04/04/06	128,018	126,672
Prudential Funding LLC
4.27%, 01/17/06	243,844	243,439
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	121,922	121,326
Sedna Finance Inc.
3.92%, 02/21/06	30,480	30,318
Sigma Finance Inc.
4.16%, 04/06/06	73,153	72,367
Solitaire Funding Ltd.
4.24%, 01/23/06	299,111	298,406
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	32,697	32,693

LIFEPATH 2030 MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Shares or Principal	Value
COMMERCIAL PAPER (Continued)
Three Pillars Funding Corp.
4.03% - 4.27%,
01/03/06 - 01/17/06	$388,592	$388,499
Thunder Bay Funding Inc.
4.22%, 01/13/06	12,192	12,178
Ticonderoga Funding LLC
4.27%, 01/05/06	30,480	30,473
Tulip Funding Corp.
4.25% - 4.28%,
01/03/06 - 01/31/06	429,118	428,044

		5,363,325

LOAN PARTICIPATIONS(3) – 0.01%
Army & Air Force Exchange Service
4.24%, 02/01/06	60,961	60,961

		60,961

MEDIUM-TERM NOTES(3) – 0.06%
Dorada Finance Inc.
3.93%, 07/07/06	37,796	37,794
K2 USA LLC
3.94%, 07/07/06	73,153	73,151
Marshall & Ilsley Bank
5.18%, 12/15/06	121,922	122,320
Toronto-Dominion Bank
3.81%, 06/20/06	152,402	152,409
US Bank N.A.
2.85%, 11/15/06	24,384	23,996

		409,670

MONEY MARKET FUNDS – 0.99%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.25%(1)(4)	6,724,758	6,724,758

		6,724,758

REPURCHASE AGREEMENTS(3) – 0.38%
Banc of America Securities LLC Repurchase Agreement, due 1/3/06, with a maturity value of $609,905 and an effective yield of 4.37%.(5)	$609,609	609,609
Credit Suisse First Boston Repurchase Agreement, due 1/3/06, with a maturity value of $48,792 and an effective yield of 4.32%.(5)	48,769	48,769
Lehman Brothers Holdings Inc. Repurchase Agreement, due 1/3/06, with a maturity value of $975,845 and an effective yield of 4.34%.(6)	975,375	975,375
Morgan Stanley Repurchase Agreement, due 1/3/06, with a maturity value of $914,854 and an effective yield of 4.33%.(6)	914,414	914,414

		2,548,167

TIME DEPOSITS(3) – 0.15%
UBS AG
4.06%, 01/03/06	731,531	731,531
Wells Fargo Bank N.A.
4.00%, 01/03/06	252,599	252,599

		984,130

VARIABLE & FLOATING RATE NOTES(3) – 1.85%
Allstate Life Global Funding II
4.36% - 4.43%,
11/09/06 - 01/16/07 (7)	428,555	428,660
American Express Bank
4.33% - 4.34%,
01/24/06 - 10/25/06	469,399	469,396
American Express Centurion Bank
4.33% - 4.34%,
06/29/06 - 07/19/06	201,171	201,171
American Express Credit Corp.
4.39%, 11/06/07	36,577	36,613
ASIF Global Financing
4.34% - 4.55%,
05/30/06 - 08/11/06 (7)	396,246	396,412
Australia & New Zealand Banking Group Ltd.
4.35%, 01/23/07(7)	79,249	79,249
Bank of America N.A.
4.31%, 08/10/06	609,609	609,609
Bank of Ireland
4.34%, 12/20/06(7)	121,922	121,922
Bank of Nova Scotia
4.22%, 01/03/06	48,769	48,769
Beta Finance Inc.
4.29% - 4.33%,
04/25/06 - 06/09/06 (7)	303,585	303,574
BMW US Capital LLC
4.34%, 12/15/06(7)	121,922	121,922
CC USA Inc.
4.32% - 4.35%,
03/23/06 - 07/14/06 (7)	327,970	327,962
Commodore CDO Ltd.
4.56%, 06/13/06(7)	30,480	30,480
Credit Suisse First Boston NY
4.31% - 4.35%
05/09/06 - 07/19/06	426,727	426,727
DEPFA Bank PLC
4.50%, 12/15/06	121,922	121,922

LIFEPATH 2030 MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES (Continued)
Descartes Funding Trust
4.37%, 11/15/06(7)	$54,865	$54,865
Dexia Credit Local
4.33%, 08/30/06	60,961	60,953
Dorada Finance Inc.
4.33% - 4.36%,
03/27/06 - 06/26/06(7)	193,856	193,859
Eli Lilly Services Inc.
4.26%, 09/01/06(7)	121,922	121,922
Fairway Finance Corp.
4.32% - 4.42%,
01/18/06 - 01/20/06	121,922	121,922
Fifth Third Bancorp.
4.35%, 11/22/06(7)	243,844	243,844
Five Finance Inc.
4.34% - 4.37%,
02/27/06 - 06/26/06(7)	85,345	85,345
General Electric Capital Corp.
4.44%, 01/09/07	54,865	54,909
Greenwich Capital Holdings Inc.
4.25% - 4.32%,
02/10/06 - 03/02/06	91,441	91,441
Hartford Life Global Funding Trusts
4.36%, 02/17/07	121,922	121,922
HBOS Treasury Services PLC
4.32% - 4.57%,
01/10/06 - 10/24/06	365,765	365,766
Holmes Financing PLC
4.33%, 12/15/06(7)	335,285	335,285
HSBC Bank USA N.A.
4.27% - 4.39%,
05/04/06 - 08/03/06	103,634	103,657
K2 USA LLC
4.25% - 4.36%,
02/15/06 - 09/11/06(7)	353,573	353,559
Leafs LLC
4.37%, 01/20/06 - 02/21/06(7)	127,833	127,833
Links Finance LLC
4.32% - 4.40%,
01/20/06 - 03/15/06(7)	414,534	414,547
Lothian Mortgages PLC
4.37%, 01/24/06(7)	60,961	60,961
Marshall & Ilsley Bank
4.35% - 4.47%,
02/20/06 - 12/15/06	188,979	188,998
Metropolitan Life Global Funding I
4.31% - 4.55%,
08/28/06 - 01/05/07(7)	364,546	364,743
Mound Financing PLC
4.30%, 11/08/06(7)	243,844	243,844
Natexis Banques Populaires
4.35%, 01/12/07(7)	91,441	91,441
National City Bank (Ohio)
4.26%, 01/06/06	60,961	60,961
Nationwide Building Society
4.33% - 4.58%,
01/13/06 - 01/26/07(7)	451,111	451,126
Nordea Bank AB
4.34%, 12/11/06(7)	213,363	213,363
Nordea Bank PLC
4.23%, 10/02/06	73,153	73,140
Northern Rock PLC
4.32%, 11/03/06(7)	146,306	146,311
Permanent Financing PLC
4.32%, 03/10/06 - 06/12/06(7)	331,627	331,627
Pfizer Investment Capital PLC
4.33%, 12/15/06(7)	304,805	304,805
Principal Life Income Funding Trusts
4.29%, 05/10/06	91,441	91,443
Royal Bank of Scotland
4.32% - 4.33%,
06/27/06 - 08/30/06	182,883	182,863
Sedna Finance Inc.
4.33% - 4.34%,
01/10/06 - 09/20/06(7)	103,634	103,633
Sigma Finance Inc.
4.07% - 4.35%,
01/09/06 - 08/15/06(7)	257,255	257,252
Skandinaviska Enskilda Bank NY
4.36%, 11/16/06(7)	121,922	121,922
Societe Generale
4.26% - 4.32%,
03/30/06 - 01/02/07(7)	188,979	188,970
Strips III LLC
4.43%, 07/24/06(7)(8)	32,884	32,884
SunTrust Bank
4.19%, 04/28/06	182,883	182,883
Tango Finance Corp.
4.33% - 4.34%,
05/25/06 - 09/27/06(7)	271,886	271,867
Toyota Motor Credit Corp.
4.23% - 4.30%,
01/09/06 - 04/10/06	268,228	268,228
Unicredito Italiano SpA
4.43%, 06/14/06	158,498	158,473
Union Hamilton Special Funding LLC
4.52%, 03/28/06(7)	121,922	121,922
US Bank N.A.
4.31%, 09/29/06	54,865	54,854
Variable Funding Capital Corp.
4.29% - 4.32%,
02/16/06 - 03/13/06	396,246	396,246
Wachovia Asset Securitization Inc.
4.37%, 01/25/06(7)	251,570	251,571
Wells Fargo & Co.
4.36%, 09/15/06(7)	60,961	60,965

LIFEPATH 2030 MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES (Continued)
WhistleJacket Capital LLC
4.33% - 4.35%,
01/17/06 - 07/28/06(7)	$134,114	$134,106
White Pine Finance LLC
4.32% - 4.37%,
01/13/06 - 06/20/06(7)	249,940	249,937
Winston Funding Ltd.
4.26%, 01/23/06(7)	87,052	87,052
World Savings Bank
4.29%, 03/09/06	182,883	182,881

		12,507,289

TOTAL SHORT-TERM INVESTMENTS
(Cost: $29,690,105)		29,690,105
TOTAL INVESTMENTS – 102.05%		690,630,587

Other Assets, Less Liabilities – (2.05)%		(13,886,052)

NET ASSETS – 100.00%		$676,744,535

(1)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(2)	All or a portion of this security represents a security on loan. See Note 4.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(4)	The rate quoted is the annualized seven-day yield of the fund at period end.
(5)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 4.10% to 5.84% and maturity dates ranging from 2/1/28 to 5/1/35.
(6)	Repurchase agreements are fully collateralized by non-U.S. Government debt securities, with interest rates ranging from 1.01% to 7.96% and maturity dates ranging from 5/18/06 to 10/27/25. The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(7)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(8)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2040 MASTER PORTFOLIO

Schedule of Investments

December 31, 2005

Security	Shares or Principal	Value
MASTER PORTFOLIOS – 66.01%
Active Stock Master Portfolio(1)		$240,018,965
CoreAlpha Bond Master Portfolio(1)		47,727,754

TOTAL MASTER PORTFOLIOS		287,746,719

EXCHANGE-TRADED FUNDS – 31.13%
iShares MSCI EAFE Index Fund(1)(2)	1,469,305	87,364,875
iShares S&P MidCap 400 Index Fund(1)(2)	438,143	32,334,953
iShares S&P SmallCap 600 Index Fund(1)(2)	277,052	16,013,606

TOTAL EXCHANGE-TRADED FUNDS (Cost: $116,469,492)		135,713,434

SHORT-TERM INVESTMENTS – 5.65%
CERTIFICATES OF DEPOSIT(3) – 0.22%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$53,526	53,531
Credit Suisse First Boston NY
4.03%, 01/04/06	53,526	53,526
First Tennessee Bank
4.18%, 01/26/06	16,593	16,592
Fortis Bank NY
3.83% - 3.84%, 01/25/06	160,577	160,577
Toronto-Dominion Bank
3.94%, 07/10/06	53,526	53,526
Wells Fargo Bank N.A.
4.26% - 4.78%,
01/09/06 - 12/05/06	460,320	460,319
Wilmington Trust Corp.
4.24% - 4.30%,
01/27/06 - 01/31/06	160,577	160,578

		958,649

COMMERCIAL PAPER(3) – 1.08%
Amstel Funding Corp.
3.91% - 4.40%,
01/04/06 - 05/08/06	326,506	324,901
Bryant Park Funding LLC
3.92%, 02/22/06	27,316	27,168
CAFCO LLC
4.19% - 4.23%,
01/27/06 - 02/06/06	230,160	229,354
CC USA Inc.
4.23%, 04/21/06	32,115	31,708
Charta LLC
4.25%, 01/26/06	80,288	80,070
Chesham Finance LLC
4.22% - 4.30%,
01/03/06 - 01/30/06	326,854	326,465
CRC Funding LLC
4.19% - 4.25%,
01/27/06 - 02/06/06	393,948	392,639
Dorada Finance Inc.
3.76%, 01/26/06	10,705	10,679
Ebury Finance Ltd.
4.30%, 01/30/06	149,872	149,388
Edison Asset Securitization LLC
4.37%, 05/08/06	53,526	52,713
Ford Credit Auto Receivables
4.22% - 4.23%, 01/17/06	88,852	88,707
Ford Credit Floorplan Motown
4.05%, 01/06/06	214,102	214,030
Galaxy Funding Inc.
4.23%, 04/18/06	30,724	30,345
Gemini Securitization Corp.
4.25%, 01/30/06	53,526	53,355
Georgetown Funding Co. LLC
4.23% - 4.28%,
01/05/06 - 01/19/06	524,004	523,624
Giro Funding US Corp.
4.23% - 4.24%,
01/09/06 - 01/13/06	90,994	90,916
Grampian Funding LLC
3.84% - 4.41%,
01/31/06 - 05/15/06	160,577	159,391
HSBC PLC
3.88%, 02/03/06	32,115	32,008
Jupiter Securitization Corp.
4.23%, 01/24/06	37,468	37,375
Liberty Street Funding Corp.
4.23%, 01/04/06	42,820	42,815
Lockhart Funding LLC
4.01% - 4.30%,
01/04/06 - 01/23/06	132,743	132,580
Mortgage Interest Networking Trust
4.28% - 4.34%,
01/17/06 - 01/25/06	112,404	112,164
Nordea North America Inc.
4.16%, 04/04/06	112,404	111,222
Prudential Funding LLC
4.27%, 01/17/06	214,102	213,747
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	107,051	106,528
Sedna Finance Inc.
3.92%, 02/21/06	26,763	26,620
Sigma Finance Inc.
4.16%, 04/06/06	64,231	63,540
Solitaire Funding Ltd.
4.24%, 01/23/06	262,629	262,010
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	28,709	28,706

LIFEPATH 2040 MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Shares or Principal	Value
COMMERCIAL PAPER (Continued)
Three Pillars Funding Corp.
4.03% - 4.27%,
01/03/06 - 01/17/06	$341,196	$341,115
Thunder Bay Funding Inc.
4.22%, 01/13/06	10,705	10,693
Ticonderoga Funding LLC
4.27%, 01/05/06	26,763	26,756
Tulip Funding Corp.
4.25% - 4.28%,
01/03/06 - 01/31/06	376,780	375,836

		4,709,168

LOAN PARTICIPATIONS(3) – 0.01%
Army & Air Force Exchange Service
4.24%, 02/01/06	53,526	53,526

		53,526

MEDIUM-TERM NOTES(3) – 0.08%
Dorada Finance Inc.
3.93%, 07/07/06	33,186	33,184
K2 USA LLC
3.94%, 07/07/06	64,231	64,229
Marshall & Ilsley Bank
5.18%, 12/15/06	107,051	107,400
Toronto-Dominion Bank
3.81%, 06/20/06	133,814	133,820
US Bank N.A.
2.85%, 11/15/06	21,410	21,069

		359,702

MONEY MARKET FUNDS – 1.03%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.25%(1)(4)	4,478,589	4,478,589

		4,478,589

REPURCHASE AGREEMENTS(3) – 0.51%
Banc of America Securities LLC Repurchase Agreement, due 1/3/06, with a maturity value of $535,516 and an effective yield of 4.37%.(5)	$535,256	535,256
Credit Suisse First Boston Repurchase Agreement, due 1/3/06, with a maturity value of $42,841 and an effective yield of 4.32%.(5)	42,820	42,820
Lehman Brothers Holdings Inc. Repurchase Agreement, due 1/3/06, with a maturity value of $856,823 and an effective yield of 4.34%.(6)	856,410	856,410
Morgan Stanley Repurchase Agreement, due 1/3/06, with a maturity value of $803,270 and an effective yield of 4.33%.(6)	802,884	802,884

		2,237,370

TIME DEPOSITS(3) – 0.20%
UBS AG
4.06%, 01/03/06	642,307	642,307
Wells Fargo Bank N.A.
4.00%, 01/03/06	221,790	221,790

		864,097

VARIABLE & FLOATING RATE NOTES(3) – 2.52%
Allstate Life Global Funding II
4.36% - 4.43%,
11/09/06 - 01/16/07(7)	376,285	376,377
American Express Bank
4.33% - 4.34%,
01/24/06 - 10/25/06	412,147	412,145
American Express Centurion Bank
4.33% - 4.34%,
06/29/06 - 07/19/06	176,634	176,634
American Express Credit Corp.
4.39%, 11/06/07	32,115	32,148
ASIF Global Financing
4.34% - 4.55%,
05/30/06 - 08/11/06(7)	347,916	348,062
Australia & New Zealand Banking Group Ltd.
4.35%, 01/23/07(7)	69,583	69,583
Bank of America N.A.
4.31%, 08/10/06	535,256	535,256
Bank of Ireland
4.34%, 12/20/06(7)	107,051	107,051
Bank of Nova Scotia
4.22%, 01/03/06	42,820	42,820
Beta Finance Inc.
4.29% - 4.33%,
04/25/06 - 06/09/06(7)	266,557	266,547
BMW US Capital LLC
4.34%, 12/15/06(7)	107,051	107,051
CC USA Inc.
4.32% - 4.35%,
03/23/06 - 07/14/06(7)	287,968	287,961
Commodore CDO Ltd.
4.56%, 06/13/06(7)	26,763	26,763
Credit Suisse First Boston NY
4.31% - 4.35%
05/09/06 - 07/19/06	374,679	374,679
DEPFA Bank PLC
4.50%, 12/15/06	107,051	107,051

LIFEPATH 2040 MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES (Continued)
Descartes Funding Trust
4.37%, 11/15/06(7)	$48,173	$48,173
Dexia Credit Local
4.33%, 08/30/06	53,526	53,519
Dorada Finance Inc.
4.33% - 4.36%,
03/27/06 - 06/26/06(7)	170,211	170,215
Eli Lilly Services Inc.
4.26%, 09/01/06(7)	107,051	107,051
Fairway Finance Corp.
4.32% - 4.42%,
01/18/06 - 01/20/06	107,051	107,050
Fifth Third Bancorp.
4.35%, 11/22/06(7)	214,102	214,102
Five Finance Inc.
4.34% - 4.37%,
02/27/06 - 06/26/06(7)	74,936	74,936
General Electric Capital Corp.
4.44%, 01/09/07	48,173	48,212
Greenwich Capital Holdings Inc.
4.25% - 4.32%,
02/10/06 - 03/02/06	80,288	80,289
Hartford Life Global Funding Trusts
4.36%, 02/17/07	107,051	107,051
HBOS Treasury Services PLC
4.32% - 4.57%,
01/10/06 - 10/24/06	321,154	321,153
Holmes Financing PLC
4.33%, 12/15/06(7)	294,391	294,391
HSBC Bank USA N.A.
4.27% - 4.39%,
05/04/06 - 08/03/06	90,994	91,015
K2 USA LLC
4.25% - 4.36%,
02/15/06 - 09/11/06(7)	310,448	310,436
Leafs LLC
4.37%, 01/20/06 - 02/21/06(7)	112,241	112,241
Links Finance LLC
4.32% - 4.40%,
01/20/06 - 03/15/06(7)	363,974	363,986
Lothian Mortgages PLC
4.37%, 01/24/06(7)	53,526	53,526
Marshall & Ilsley Bank
4.35% - 4.47%,
02/20/06 - 12/15/06	165,929	165,946
Metropolitan Life Global Funding I
4.31% - 4.55%,
08/28/06 - 01/05/07(7)	320,083	320,256
Mound Financing PLC
4.30%, 11/08/06(7)	214,102	214,102
Natexis Banques Populaires
4.35%, 01/12/07(7)	80,288	80,288
National City Bank (Ohio)
4.26%, 01/06/06	53,526	53,525
Nationwide Building Society
4.33% - 4.58%,
01/13/06 - 01/26/07(7)	396,089	396,103
Nordea Bank AB
4.34%, 12/11/06(7)	187,340	187,340
Nordea Bank PLC
4.23%, 10/02/06	64,231	64,219
Northern Rock PLC
4.32%, 11/03/06(7)	128,461	128,466
Permanent Financing PLC
4.32%, 03/10/06 - 06/12/06(7)	291,179	291,179
Pfizer Investment Capital PLC
4.33%, 12/15/06(7)	267,628	267,628
Principal Life Income Funding Trusts
4.29%, 05/10/06	80,288	80,290
Royal Bank of Scotland
4.32% - 4.33%,
06/27/06 - 08/30/06	160,577	160,559
Sedna Finance Inc.
4.33% - 4.34%,
01/10/06 - 09/20/06(7)	90,993	90,993
Sigma Finance Inc.
4.07% - 4.35%,
01/09/06 - 08/15/06(7)	225,878	225,875
Skandinaviska Enskilda Bank NY
4.36%, 11/16/06(7)	107,051	107,051
Societe Generale
4.26% - 4.32%,
03/30/06 - 01/02/07(7)	165,929	165,922
Strips III LLC
4.43%, 07/24/06(7)(8)	28,873	28,873
SunTrust Bank
4.19%, 04/28/06	160,577	160,577
Tango Finance Corp.
4.33% - 4.34%,
05/25/06 - 09/27/06(7)	238,724	238,707
Toyota Motor Credit Corp.
4.23% - 4.30%,
01/09/06 - 04/10/06	235,513	235,512
Unicredito Italiano SpA
4.43%, 06/14/06	139,167	139,145
Union Hamilton Special Funding LLC
4.52%, 03/28/06(7)	107,051	107,051
US Bank N.A.
4.31%, 09/29/06	48,173	48,164
Variable Funding Capital Corp.
4.29% - 4.32%,
02/16/06 - 03/13/06	347,916	347,917
Wachovia Asset Securitization Inc.
4.37%, 01/25/06(7)	220,887	220,886
Wells Fargo & Co.
4.36%, 09/15/06(7)	53,526	53,529
WhistleJacket Capital LLC
4.33% - 4.35%,
01/17/06 - 07/28/06(7)	117,756	117,748

LIFEPATH 2040 MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES (Continued)
White Pine Finance LLC
4.32% - 4.37%,
01/13/06 - 06/20/06(7)	$219,455	$219,453
Winston Funding Ltd.
4.26%, 01/23/06(7)	76,435	76,435
World Savings Bank
4.29%, 03/09/06	160,577	160,575

		10,981,788

TOTAL SHORT-TERM INVESTMENTS (Cost: $24,642,889)		24,642,889

TOTAL INVESTMENTS – 102.79%		448,103,042

Other Assets, Less Liabilities – (2.79)%		(12,173,469)

NET ASSETS – 100.00%		$435,929,573

(1)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2. (2) All or a portion of this security represents a security on loan. See Note 4.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(4)	The rate quoted is the annualized seven-day yield of the fund at period end.
(5)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 4.10% to 5.84% and maturity dates ranging from 2/1/28 to 5/1/35.
(6)	Repurchase agreements are fully collateralized by non-U.S. Government debt securities, with interest rates ranging from 1.01% to 7.96% and maturity dates ranging from 5/18/06 to 10/27/25. The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(7)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(8)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments

December 31, 2005

Security	Shares	Value
COMMON STOCKS – 102.01%

AEROSPACE & DEFENSE – 1.49%
Lockheed Martin Corp.	226,691	$14,424,348
Rockwell Collins Inc.	71,006	3,299,649

		17,723,997

AGRICULTURE – 2.50%
Altria Group Inc.	52,009	3,886,112
Archer-Daniels-Midland Co.(1)	530,202	13,074,781
Bunge Ltd.(1)	41,352	2,340,937
Reynolds American Inc.(1)	55,832	5,322,465
UST Inc.(1)	123,852	5,056,877

		29,681,172

AIRLINES – 0.08%
Southwest Airlines Co.	54,721	899,066

		899,066

AUTO PARTS & EQUIPMENT – 0.26%
American Axle & Manufacturing
Holdings Inc.(1)	31,121	570,448
Autoliv Inc.	55,375	2,515,132

		3,085,580

BANKS – 5.27%
Bank of America Corp.	706,334	32,597,314
Comerica Inc.	19,681	1,117,094
National City Corp.	15,259	512,245
TCF Financial Corp.	2,621	71,134
U.S. Bancorp	317,378	9,486,428
UnionBanCal Corp.	8,745	600,956
Wachovia Corp.(1)	344,479	18,209,160

		62,594,331

BEVERAGES – 2.61%
Anheuser-Busch Companies Inc.	217,054	9,324,640
Coca-Cola Co. (The)	291,191	11,737,909
Coca-Cola Enterprises Inc.	76,244	1,461,597
Pepsi Bottling Group Inc.(1)	275,936	7,894,529
PepsiAmericas Inc.	25,419	591,246

		31,009,921

BIOTECHNOLOGY – 0.84%
Amgen Inc.(2)	126,826	10,001,498

		10,001,498

BUILDING MATERIALS – 0.30%
Masco Corp.	117,289	3,540,955

		3,540,955

CHEMICALS – 1.42%
Dow Chemical Co. (The)	345,415	15,136,085
Eastman Chemical Co.(1)	29,287	1,510,916
Huntsman Corp.(2)	11,290	194,414

		16,841,415

COMMERCIAL SERVICES – 2.49%
Accenture Ltd.(1)	312,905	9,033,567
Apollo Group Inc. Class A(2)	15,679	947,952
Block (H & R) Inc.	94,641	2,323,437
Career Education Corp.(1)(2)	45,214	1,524,616
Cendant Corp.	685,537	11,825,513
Convergys Corp.(1)(2)	105,254	1,668,276
Deluxe Corp.(1)	3,844	115,858
Education Management Corp.(2)	4,168	139,670
Equifax Inc.	4,901	186,336
Manpower Inc.	26,274	1,221,741
PHH Corp.(2)	11,160	312,703
Rent-A-Center Inc.(2)	18,004	339,555

		29,639,224

COMPUTERS – 2.91%
Apple Computer Inc.(2)	268,711	19,317,634
Computer Sciences Corp.(1)(2)	132,393	6,704,382
Dell Inc.(2)	163,995	4,918,210
International Business Machines Corp.	21,929	1,802,564
Seagate Technology	91,739	1,833,863

		34,576,653

COSMETICS & PERSONAL CARE – 0.75%
Avon Products Inc.	14,982	427,736
Procter & Gamble Co.	147,219	8,521,036

		8,948,772

DISTRIBUTION & WHOLESALE – 0.62%
CDW Corp.(1)	62,088	3,574,406
Grainger (W.W.) Inc.	42,507	3,022,248
Ingram Micro Inc. Class A(2)	36,722	731,869

		7,328,523

DIVERSIFIED FINANCIAL SERVICES – 11.70%
Ameriprise Financial Inc.(1)	26,557	1,088,837
CIT Group Inc.	89,964	4,658,336
Citigroup Inc.	807,928	39,208,746
Countrywide Financial Corp.(1)	431,425	14,750,421
Federal Home Loan Mortgage Corp.	79,043	5,165,460
Federal National Mortgage Association	125,669	6,133,904
Goldman Sachs Group Inc. (The)	61,269	7,824,664
IndyMac Bancorp Inc.	43,527	1,698,424
JP Morgan Chase & Co.	699,866	27,777,682
MBNA Corp.	131,007	3,556,840
Merrill Lynch & Co. Inc.	114,904	7,782,448

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES (Continued)
Morgan Stanley	338,856	$19,226,689
Student Loan Corp.	857	179,310

		139,051,761

ELECTRIC – 2.28%
Alliant Energy Corp.	46,169	1,294,579
Constellation Energy Group Inc.	67,832	3,907,123
Edison International	192,738	8,405,304
Energy East Corp.	7,318	166,850
Entergy Corp.	75,784	5,202,572
FirstEnergy Corp.	140,263	6,871,484
NSTAR	7,387	212,007
Pepco Holdings Inc.	5,779	129,276
Puget Energy Inc.	16,686	340,728
TXU Corp.	12,072	605,894

		27,135,817

ELECTRONICS – 0.55%
Agilent Technologies Inc.(2)	194,709	6,481,863

		6,481,863

ENTERTAINMENT – 0.01%
Regal Entertainment Group Class A(1)	5,991	113,949

		113,949

FOOD – 0.91%
Hormel Foods Corp.	8,526	278,630
Pilgrim’s Pride Corp.(1)	24,355	807,612
Smithfield Foods Inc.(1)(2)	51,274	1,568,984
SUPERVALU Inc.(1)	120,410	3,910,917
Tyson Foods Inc. Class A(1)	245,850	4,204,035

		10,770,178

FOREST PRODUCTS & PAPER – 0.20%
Louisiana-Pacific Corp.	86,471	2,375,358

		2,375,358

GAS – 0.30%
NiSource Inc.	28,448	593,425
ONEOK Inc.	21,202	564,609
Sempra Energy	51,267	2,298,812
UGI Corp.	7,360	151,616

		3,608,462

HAND & MACHINE TOOLS – 0.31%
Black & Decker Corp.(1)	42,050	3,656,668

		3,656,668

HEALTH CARE – PRODUCTS – 5.29%
Alcon Inc.	34,579	4,481,438
Becton, Dickinson & Co.	216,450	13,004,316
Boston Scientific Corp.(2)	550,877	13,490,978
Guidant Corp.	5,244	339,549
Hillenbrand Industries Inc.	4,266	210,783
Johnson & Johnson	521,902	31,366,310

		62,893,374

HEALTH CARE – SERVICES – 2.09%
HCA Inc.	135,823	6,859,061
Health Management Associates Inc. Class A	13,352	293,210
Health Net Inc.(2)	4,000	206,200
Humana Inc.(2)	139,957	7,603,864
Lincare Holdings Inc.(2)	29,526	1,237,435
Quest Diagnostics Inc.	10,255	527,927
Sierra Health Services Inc.(1)(2)	25,983	2,077,601
UnitedHealth Group Inc.	96,583	6,001,668

		24,806,966

HOME BUILDERS – 0.51%
M.D.C. Holdings Inc.(1)	7,838	485,799
NVR Inc.(1)(2)	7,972	5,596,344

		6,082,143

HOME FURNISHINGS – 0.38%
Harman International Industries Inc.(1)	46,196	4,520,279

		4,520,279

HOUSEHOLD PRODUCTS & WARES – 1.36%
American Greetings Corp. Class A(1)	18,033	396,185
Blyth Inc.(1)	13,345	279,578
Clorox Co. (The)(1)	138,150	7,859,354
Kimberly-Clark Corp.(1)	128,273	7,651,484

		16,186,601

INSURANCE – 4.27%
ACE Ltd.(1)	138,042	7,376,964
Allstate Corp. (The)	74,608	4,034,055
American International Group Inc.	85,263	5,817,494
Axis Capital Holdings Ltd.	72,610	2,271,241
Everest Re Group Ltd.	47,689	4,785,591
Fidelity National Financial Inc.	55,504	2,041,992
Lincoln National Corp.(1)	99,419	5,272,190
MetLife Inc.	98,626	4,832,674
MGIC Investment Corp.(1)	11,939	785,825
Nationwide Financial Services Inc.(1)	29,954	1,317,976
Protective Life Corp.	13,870	607,090
Radian Group Inc.(1)	53,178	3,115,699
Reinsurance Group of America Inc.	25,699	1,227,384
RenaissanceRe Holdings Ltd.(1)	45,114	1,989,979
St. Paul Travelers Companies Inc.	76,822	3,431,639
StanCorp Financial Group Inc.	36,087	1,802,546

		50,710,339

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Shares	Value
INTERNET – 0.88%
Amazon.com Inc.(2)	48,511	$2,287,294
Google Inc. Class A(2)	19,769	8,201,367

		10,488,661

INVESTMENT COMPANIES – 0.08%
American Capital Strategies Ltd.	25,732	931,756

		931,756

IRON & STEEL – 0.69%
Nucor Corp.	98,864	6,596,206
Steel Dynamics Inc.(1)	45,883	1,629,305

		8,225,511

LEISURE TIME – 1.18%
Brunswick Corp.	46,507	1,890,975
Polaris Industries Inc.(1)	25,794	1,294,859
Royal Caribbean Cruises Ltd.	195,028	8,787,962
Sabre Holdings Corp.	85,858	2,070,036

		14,043,832

LODGING – 0.07%
Choice Hotels International Inc.(1)	21,177	884,352

		884,352

MACHINERY – 0.57%
AGCO Corp.(2)	10,453	173,206
Cummins Inc.(1)	53,395	4,791,133
Graco Inc.(1)	48,582	1,772,271

		6,736,610

MANUFACTURING – 3.85%
General Electric Co.	773,980	27,127,999
Ingersoll-Rand Co. Class A	16,670	672,968
Parker Hannifin Corp.	21,671	1,429,419
3M Co.	213,166	16,520,365

		45,750,751

MEDIA – 1.66%
Comcast Corp. Class A(2)	363,867	9,445,987
Comcast Corp. Class A Special(2)	22,390	575,199
EchoStar Communications Corp.(2)	69,088	1,877,121
Gannett Co. Inc.	17,982	1,089,170
Media General Inc. Class A	1,533	77,723
Meredith Corp.	9,515	498,015
Tribune Co.	74,548	2,255,822
Viacom Inc. Class B	120,513	3,928,724

		19,747,761

MINING – 0.75%
Phelps Dodge Corp.	61,723	8,880,088

		8,880,088

OIL & GAS – 9.70%
Anadarko Petroleum Corp.	79,884	7,569,009
Chevron Corp.	71,118	4,037,369
ConocoPhillips	363,127	21,126,729
Devon Energy Corp.	91,821	5,742,485
Exxon Mobil Corp.	541,942	30,440,882
Marathon Oil Corp.(1)	80,599	4,914,121
Nabors Industries Ltd.(2)	18,282	1,384,862
Occidental Petroleum Corp.(1)	194,515	15,537,858
Patterson-UTI Energy Inc.(1)	169,029	5,569,506
Pogo Producing Co.(1)	54,031	2,691,284
Valero Energy Corp.(1)	313,688	16,186,301

		115,200,406

OIL & GAS SERVICES – 0.55%
Baker Hughes Inc.(1)	107,545	6,536,585

		6,536,585

PHARMACEUTICALS – 5.89%
Abbott Laboratories	28,785	1,134,993
Allergan Inc.(1)	105,422	11,381,359
Barr Pharmaceuticals Inc.(2)	47,085	2,932,925
Forest Laboratories Inc.(2)	31,074	1,264,090
Gilead Sciences Inc.(2)	289,717	15,247,806
King Pharmaceuticals Inc.(2)	66,908	1,132,083
Merck & Co. Inc.	235,248	7,483,239
Pfizer Inc.	1,028,445	23,983,337
Wyeth	117,713	5,423,038

		69,982,870

REAL ESTATE INVESTMENT TRUSTS – 0.25%
CBL & Associates Properties Inc.	3,681	145,436
Health Care Property Investors Inc.(1)	29,006	741,393
Health Care REIT Inc.	10,880	368,832
Hospitality Properties Trust	6,750	270,675
HRPT Properties Trust	12,790	132,377
Mack-Cali Realty Corp.	5,893	254,578
Mills Corp.	10,530	441,628
Trizec Properties Inc.(1)	24,558	562,869

		2,917,788

RETAIL – 6.39%
American Eagle Outfitters Inc.(1)	265,667	6,105,028
Applebee’s International Inc.	7,266	164,139
AutoNation Inc.(1)(2)	316,471	6,876,915
Barnes & Noble Inc.(1)	8,028	342,555
Brinker International Inc.	16,353	632,207
CBRL Group Inc.(1)	41,548	1,460,412
Claire’s Stores Inc.	31,404	917,625
Costco Wholesale Corp.	248,937	12,314,913
Darden Restaurants Inc.	6,269	243,739
GameStop Corp. Class B(2)	14,463	417,981
Gap Inc. (The)	161,407	2,847,219
Home Depot Inc.	530,758	21,485,084

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Shares or Principal	Value
RETAIL (Continued)
PETCO Animal Supplies Inc.(2)	15,179	$333,179
Sonic Corp.(2)	23,606	696,377
Staples Inc.	66,014	1,499,178
Wal-Mart Stores Inc.	414,607	19,403,608
Yum! Brands Inc.	3,843	180,160

		75,920,319

SAVINGS & LOANS – 1.10%
Washington Mutual Inc.	301,052	13,095,762

		13,095,762

SEMICONDUCTORS – 3.74%
Intel Corp.	1,148,810	28,674,298
Lam Research Corp.(2)	95,872	3,420,713
QLogic Corp.(2)	62,736	2,039,547
Texas Instruments Inc.	322,096	10,329,619

		44,464,177

SOFTWARE – 4.74%
Adobe Systems Inc.	158,943	5,874,533
Autodesk Inc.	236,426	10,154,497
Dun & Bradstreet Corp.(2)	18,128	1,213,851
Fiserv Inc.(2)	15,504	670,858
Intuit Inc.(2)	3,751	199,928
Microsoft Corp.	1,459,651	38,169,874

		56,283,541

TELECOMMUNICATIONS – 6.61%
AT&T Inc.	69,264	1,696,275
CenturyTel Inc.	52,222	1,731,682
Cisco Systems Inc.(2)	1,396,553	23,908,987
Motorola Inc.	498,877	11,269,631
QUALCOMM Inc.(1)	415,727	17,909,519
Scientific-Atlanta Inc.	16,832	724,954
Telewest Global Inc.(2)	10,922	260,162
Verizon Communications Inc.	699,963	21,082,886

		78,584,096

TRANSPORTATION – 1.61%
Alexander & Baldwin Inc.	3,168	171,832
Burlington Northern Santa Fe Corp.(1)	141,252	10,003,467
Hunt (J.B.) Transport Services Inc.(1)	90,697	2,053,380
Landstar System Inc.	4,488	187,329
Norfolk Southern Corp.	30,927	1,386,457
Overseas Shipholding Group Inc.(1)	19,093	962,096
Ryder System Inc.(1)	85,077	3,489,859
Teekay Shipping Corp.(1)	20,841	831,556

		19,085,976

TOTAL COMMON STOCKS (Cost: $1,120,899,530)		1,212,025,707

SHORT-TERM INVESTMENTS – 7.27%

CERTIFICATES OF DEPOSIT(3) – 0.32%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	213,375	213,375
Credit Suisse First Boston NY
4.03%, 01/04/06	213,375	213,375
First Tennessee Bank
4.18%, 01/26/06	66,146	66,143
Fortis Bank NY
3.83% - 3.84%, 01/25/06	640,124	640,124
Toronto-Dominion Bank
3.94%, 07/10/06	213,375	213,375
Wells Fargo Bank N.A.
4.26% - 4.78%,
01/09/06 - 12/05/06	1,835,021	1,835,017
Wilmington Trust Corp.
4.24% - 4.30%,
01/27/06 - 01/31/06	640,124	640,127

		3,821,536

COMMERCIAL PAPER(3) – 1.58%
Amstel Funding Corp.
3.91% - 4.40%,
01/04/06 - 05/08/06	1,301,585	1,295,190
Bryant Park Funding LLC
3.92%, 02/22/06	108,894	108,301
CAFCO LLC
4.19% - 4.23%,
01/27/06 - 02/06/06	917,511	914,294
CC USA Inc.
4.23%, 04/21/06	128,025	126,400
Charta LLC
4.25%, 01/26/06	320,062	319,193
Chesham Finance LLC
4.22% - 4.30%,
01/03/06 - 01/30/06	1,302,972	1,301,419
CRC Funding LLC
4.19% - 4.25%,
01/27/06 - 02/06/06	1,570,437	1,565,219
Dorada Finance Inc.
3.76%, 01/26/06	42,675	42,572
Ebury Finance Ltd.
4.30%, 01/30/06	597,449	595,522
Edison Asset Securitization LLC
4.37%, 05/08/06	213,375	210,137
Ford Credit Auto Receivables
4.22% - 4.23%, 01/17/06	354,202	353,620
Ford Credit Floorplan Motown
4.05%, 01/06/06	853,498	853,210
Galaxy Funding Inc.
4.23%, 04/18/06	122,477	120,966
Gemini Securitization Corp.
4.25%, 01/30/06	213,375	212,694

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Shares or Principal	Value
COMMERCIAL PAPER (Continued)
Georgetown Funding Co. LLC
4.23% - 4.28%,
01/05/06 - 01/19/06	$2,088,890	$2,087,377
Giro Funding US Corp.
4.23% - 4.24%,
01/09/06 - 01/13/06	362,737	362,431
Grampian Funding LLC
3.84% - 4.41%,
01/31/06 - 05/15/06	640,124	635,399
HSBC PLC
3.88%, 02/03/06	128,025	127,597
Jupiter Securitization Corp.
4.23%, 01/24/06	149,362	148,994
Liberty Street Funding Corp.
4.23%, 01/04/06	170,700	170,680
Lockhart Funding LLC
4.01% - 4.30%,
01/04/06 - 01/23/06	529,169	528,520
Mortgage Interest Networking Trust
4.28% - 4.34%,
01/17/06 - 01/25/06	448,087	447,131
Nordea North America Inc.
4.16%, 04/04/06	448,087	443,374
Prudential Funding LLC
4.27%, 01/17/06	853,498	852,081
Santander Central Hispano
Finance Inc.
3.91%, 02/17/06	426,749	424,663
Sedna Finance Inc.
3.92%, 02/21/06	106,687	106,118
Sigma Finance Inc.
4.16%, 04/06/06	256,050	253,298
Solitaire Funding Ltd.
4.24%, 01/23/06	1,046,944	1,044,478
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	114,446	114,432
Three Pillars Funding Corp.
4.03% - 4.27%,
01/03/06 - 01/17/06	1,360,144	1,359,820
Thunder Bay Funding Inc.
4.22%, 01/13/06	42,675	42,625
Ticonderoga Funding LLC
4.27%, 01/05/06	106,687	106,662
Tulip Funding Corp.
4.25% - 4.28%,
01/03/06 - 01/31/06	1,501,995	1,498,233

		18,772,650

LOAN PARTICIPATIONS(3) – 0.02%
Army & Air Force Exchange Service
4.24%, 02/01/06	213,375	213,375

		213,375

MEDIUM-TERM NOTES(3) – 0.12%
Dorada Finance Inc.
3.93%, 07/07/06	132,292	132,286
K2 USA LLC
3.94%, 07/07/06	256,050	256,043
Marshall & Ilsley Bank
5.18%, 12/15/06	426,749	428,141
Toronto-Dominion Bank
3.81%, 06/20/06	533,436	533,460
US Bank N.A.
2.85%, 11/15/06	85,350	83,990

		1,433,920

MONEY MARKET FUNDS – 0.48%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.25%(4)(5)	5,678,236	5,678,236

		5,678,236

REPURCHASE AGREEMENTS(3) – 0.75%
Banc of America Securities LLC Repurchase Agreement, due 1/3/06, with a maturity value of $2,134,523 and an effective yield of 4.37%.(6)	$2,133,746	2,133,746
Credit Suisse First Boston Repurchase Agreement, due 1/3/06, with a maturity value of $170,761 and an effective yield of 4.32%.(6)	170,700	170,700
Lehman Brothers Holdings Inc. Repurchase Agreement, due 1/3/06, with a maturity value of $3,415,228 and an effective yield of 4.34%.(7)	3,413,993	3,413,993
Morgan Stanley Repurchase Agreement, due 1/3/06, with a maturity value of $3,201,774 and an effective yield of 4.33%.(7)	3,200,619	3,200,619

		8,919,058

TIME DEPOSITS(3) – 0.29%
UBS AG
4.06%, 01/03/06	2,560,495	2,560,495
Wells Fargo Bank N.A.
4.00%, 01/03/06	884,143	884,143

		3,444,638

U.S. TREASURY OBLIGATIONS – 0.03%
U.S. Treasury Bill
3.89%, 03/23/06(8)(9)	350,000	346,970

		346,970

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES(3) – 3.68%
Allstate Life Global Funding II
4.36% - 4.43%,
11/09/06 - 01/16/07(10)	$1,500,023	$1,500,389
American Express Bank
4.33% - 4.34%,
01/24/06 - 10/25/06	1,642,984	1,642,977
American Express Centurion Bank
4.33% - 4.34%,
06/29/06 - 07/19/06	704,136	704,136
American Express Credit Corp.
4.39%, 11/06/07	128,025	128,154
ASIF Global Financing
4.34% - 4.55%,
05/30/06 - 08/11/06(10)	1,386,935	1,387,515
Australia & New Zealand Banking Group Ltd.
4.35%, 01/23/07(10)	277,387	277,387
Bank of America N.A.
4.31%, 08/10/06	2,133,746	2,133,746
Bank of Ireland
4.34%, 12/20/06(10)	426,749	426,749
Bank of Nova Scotia
4.22%, 01/03/06	170,700	170,700
Beta Finance Inc.
4.29% - 4.33%,
04/25/06 - 06/09/06(10)	1,062,605	1,062,563
BMW US Capital LLC
4.34%, 12/15/06(10)	426,749	426,749
CC USA Inc.
4.32% - 4.35%,
03/23/06 - 07/14/06(10)	1,147,955	1,147,930
Commodore CDO Ltd.
4.56%, 06/13/06(10)	106,687	106,687
Credit Suisse First Boston NY
4.31% - 4.35%
05/09/06 - 07/19/06	1,493,622	1,493,622
DEPFA Bank PLC
4.50%, 12/15/06	426,749	426,749
Descartes Funding Trust
4.37%, 11/15/06(10)	192,037	192,037
Dexia Credit Local
4.33%, 08/30/06	213,375	213,347
Dorada Finance Inc.
4.33% - 4.36%,
03/27/06 - 06/26/06(10)	678,531	678,544
Eli Lilly Services Inc.
4.26%, 09/01/06(10)	426,749	426,749
Fairway Finance Corp.
4.32% - 4.42%,
01/18/06 - 01/20/06	426,749	426,748
Fifth Third Bancorp.
4.35%, 11/22/06(10)	853,498	853,498
Five Finance Inc.
4.34% - 4.37%,
02/27/06 - 06/26/06(10)	298,724	298,725
General Electric Capital Corp.
4.44%, 01/09/07	192,037	192,192
Greenwich Capital Holdings Inc.
4.25% - 4.32%,
02/10/06 - 03/02/06	320,062	320,062
Hartford Life Global Funding Trusts
4.36%, 02/17/07	426,749	426,749
HBOS Treasury Services PLC
4.32% - 4.57%,
01/10/06 - 10/24/06	1,280,248	1,280,247
Holmes Financing PLC
4.33%, 12/15/06(10)	1,173,560	1,173,560
HSBC Bank USA N.A.
4.27% - 4.39%,
05/04/06 - 08/03/06	362,737	362,821
K2 USA LLC
4.25% - 4.36%,
02/15/06 - 09/11/06(10)	1,237,573	1,237,524
Leafs LLC
4.37%,
01/20/06 - 02/21/06(10)	447,438	447,438
Links Finance LLC
4.32% - 4.40%,
01/20/06 - 03/15/06(10)	1,450,947	1,450,995
Lothian Mortgages PLC
4.37%, 01/24/06(10)	213,375	213,375
Marshall & Ilsley Bank
4.35% - 4.47%,
02/20/06 - 12/15/06	661,461	661,529
Metropolitan Life Global Funding I
4.31% - 4.55%,
08/28/06 - 01/05/07(10)	1,275,980	1,276,669
Mound Financing PLC
4.30%, 11/08/06(10)	853,498	853,498
Natexis Banques Populaires
4.35%, 01/12/07(10)	320,062	320,062
National City Bank (Ohio)
4.26%, 01/06/06	213,375	213,374
Nationwide Building Society
4.33% - 4.58%,
01/13/06 - 01/26/07(10)	1,578,972	1,579,026
Nordea Bank AB
4.34%, 12/11/06(10)	746,811	746,811
Nordea Bank PLC
4.23%, 10/02/06	256,050	256,005
Northern Rock PLC
4.32%, 11/03/06(10)	512,099	512,116
Permanent Financing PLC
4.32%, 03/10/06 - 06/12/06(10)	1,160,758	1,160,758
Pfizer Investment Capital PLC
4.33%, 12/15/06(10)	1,066,873	1,066,873

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES (Continued)
Principal Life Income Funding Trusts
4.29%, 05/10/06	$320,062	$320,067
Royal Bank of Scotland
4.32% - 4.33%,
06/27/06 - 08/30/06	640,124	640,052
Sedna Finance Inc.
4.33% - 4.34%,
01/10/06 - 09/20/06(10)	362,737	362,735
Sigma Finance Inc.
4.07% - 4.35%,
01/09/06 - 08/15/06(10)	900,441	900,430
Skandinaviska Enskilda Bank NY
4.36%, 11/16/06(10)	426,749	426,749
Societe Generale
4.26% - 4.32%,
03/30/06 - 01/02/07(10)	661,461	661,432
Strips III LLC
4.43%, 07/24/06(10)(11)	115,101	115,101
SunTrust Bank
4.19%, 04/28/06	640,124	640,124
Tango Finance Corp.
4.33% - 4.34%,
05/25/06 - 09/27/06(10)	951,651	951,585
Toyota Motor Credit Corp.
4.23% - 4.30%,
01/09/06 - 04/10/06	938,848	938,845
Unicredito Italiano SpA
4.43%, 06/14/06	554,774	554,687
Union Hamilton Special Funding LLC
4.52%, 03/28/06(10)	426,749	426,749
US Bank N.A.
4.31%, 09/29/06	192,037	192,000
Variable Funding Capital Corp.
4.29% - 4.32%,
02/16/06 - 03/13/06	1,386,935	1,386,935
Wachovia Asset Securitization Inc.
4.37%, 01/25/06(10)	880,543	880,542
Wells Fargo & Co.
4.36%, 09/15/06(10)	213,375	213,389
WhistleJacket Capital LLC
4.33% - 4.35%,
01/17/06 - 07/28/06(10)	469,424	469,393
White Pine Finance LLC
4.32% - 4.37%,
01/13/06 - 06/20/06(10)	874,836	874,829
Winston Funding Ltd.
4.26%, 01/23/06(10)	304,699	304,699
World Savings Bank
4.29%, 03/09/06	640,124	640,118

		43,777,846

TOTAL SHORT-TERM INVESTMENTS
(Cost: $86,408,149)		86,408,229

TOTAL INVESTMENTS IN SECURITIES – 109.28% (Cost: $1,207,307,679)		1,298,433,936

Other Assets, Less Liabilities – (9.28)%		(110,221,439)

NET ASSETS – 100.00%		$1,188,212,497

(1)	All or a portion of this security represents a security on loan. See Note 4.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(4)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 4.10% to 5.84% and maturity dates ranging from 2/1/28 to 5/1/35.
(7)	Repurchase agreements are fully collateralized by non-U.S. Government debt securities, with interest rates ranging from 1.01% to 7.96% and maturity dates ranging from 5/18/06 to 10/27/25. The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(8)	The rate quoted is the yield to maturity.
(9)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.
(10)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(11)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

As of December 31, 2005, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Depreciation
S&P 500 Index (03/17/06)	19	$5,960,300	$(109,694)

			$(109,694)

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments

December 31, 2005

Security	Principal	Value
CORPORATE BONDS & NOTES – 30.96%
ADVERTISING – 0.13%
Norfolk Southern Corp.
5.59%, 05/17/25	$598,000	$597,424
NTL Cable PLC
8.75%, 04/15/14	750,000	783,750

		1,381,174

AGRICULTURE – 0.34%
Monsanto Co.
5.50%, 08/15/25(1)	1,500,000	1,456,152
5.50%, 07/30/35	1,750,000	1,671,323
RJ Reynolds Tobacco Holdings Inc.
7.30%, 07/15/15(1)	500,000	510,000

		3,637,475

APPAREL – 0.07%
Levi Strauss & Co.
9.75%, 01/15/15	750,000	780,000

		780,000

AUTO MANUFACTURERS – 0.75%
DaimlerChrysler N.A. Holding Corp.
4.13%, 03/07/07	2,000,000	1,975,344
4.75%, 01/15/08	1,000,000	990,877
4.88%, 06/15/10	950,000	927,568
8.50%, 01/18/31	3,500,000	4,235,059

		8,128,848

BANKS – 1.73%
Bank of America Corp.
7.80%, 02/15/10	4,500,000	4,969,305
CIT Group Funding Company of Canada
4.90%, 07/01/10(1)	3,750,000	3,671,220
HSBC Bank USA N.A.
5.88%, 11/01/34	3,000,000	3,026,832
HSBC Holdings PLC
5.25%, 12/12/12	3,000,000	3,010,347
Wachovia Corp.
5.50%, 08/01/35	3,000,000	2,922,930
WellPoint Inc.
5.00%, 12/15/14	1,250,000	1,227,880

		18,828,514

BIOTECHNOLOGY – 0.13%
Genentech Inc.
4.75%, 07/15/15	1,500,000	1,459,642

		1,459,642

BUILDING MATERIALS – 0.04%
NTK Holdings Inc.
0.00%, 03/01/14	750,000	468,750

		468,750

CHEMICALS – 0.05%
Equistar Chemicals Funding
10.63%, 05/01/11	500,000	550,000

		550,000

COMMERCIAL SERVICES – 0.40%
Cendant Corp.
6.25%, 01/15/08	4,000,000	4,072,136
Williams Scotsman Inc.
8.50%, 10/01/15	250,000	258,750

		4,330,886

COMPUTER SYSTEMS – 0.02%
Lucent Technologies Inc.
6.45%, 03/15/29	250,000	214,375

		214,375

DIVERSIFIED FINANCIAL SERVICES – 6.73%
Alamosa Delaware Inc.
8.50%, 01/31/12	500,000	540,625
Boeing Capital Corp.
6.50%, 02/15/12	1,750,000	1,888,990
Caterpillar Financial Services Corp.
4.35%, 03/04/09	6,500,000	6,404,248
CIT Group Inc.
5.75%, 09/25/07	5,000,000	5,069,560
Countrywide Home Loans Inc.
5.50%, 02/01/07	3,000,000	3,014,571
5.63%, 05/15/07	1,500,000	1,512,754
Ford Motor Credit Co.
6.88%, 02/01/06	2,000,000	1,995,700
General Electric Capital Corp.
2.80%, 01/15/07	6,500,000	6,367,289
3.45%, 07/16/07	6,000,000	5,885,160
6.75%, 03/15/32	3,000,000	3,521,553
General Motors Acceptance Corp.
6.75%, 01/15/06	1,000,000	999,340
Goldman Sachs Group Inc.
3.88%, 01/15/09	3,000,000	2,912,271
5.13%, 01/15/15	3,500,000	3,460,418
Household Finance Corp.
4.13%, 12/15/08	2,000,000	1,952,912
HSBC Finance Corp.
4.13%, 03/11/08	2,000,000	1,964,916
Kinder Morgan Finance Co. ULC
6.40%, 01/05/36(1)	1,250,000	1,281,104
Lehman Brothers Holdings Inc.
4.80%, 03/13/14	1,000,000	976,392
5.00%, 01/14/11	3,000,000	2,993,775
Merrill Lynch & Co. Inc.
4.29%, 10/19/07	8,000,000	8,011,736
Residential Capital Corp.
6.38%, 06/30/10	4,200,000	4,267,683
SLM Corp.
5.63%, 04/10/07	7,500,000	7,544,902

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Principal	Value
DIVERSIFIED FINANCIAL SERVICES (Continued)
Vanguard Health Holding Co. II LLC
9.00%, 10/01/14	$500,000	$531,250

		73,097,149

ELECTRIC – 2.45%
Commonwealth Edison Co.
4.70%, 04/15/15	1,000,000	956,679
5.88%, 02/01/33	3,500,000	3,508,792
Constellation Energy Group Inc.
6.35%, 04/01/07	1,500,000	1,523,709
7.60%, 04/01/32	1,250,000	1,503,791
Mirant North America LLC
7.38%, 12/31/13(1)	250,000	252,812
Northern States Power
5.25%, 07/15/35	2,500,000	2,403,572
Pacific Gas & Electric Corp.
4.80%, 03/01/14	2,500,000	2,436,317
PSEG Power LLC
6.95%, 06/01/12	2,300,000	2,492,549
8.63%, 04/15/31	700,000	921,106
Sierra Pacific Resources
6.75%, 08/15/17(1)	750,000	746,250
Southern California Edison Co.
5.00%, 01/15/16	1,300,000	1,285,254
TXU Corp.
5.55%, 11/15/14	250,000	237,459
TXU Energy Co.
6.13%, 03/15/08(2)	5,750,000	5,844,495
7.00%, 03/15/13	2,325,000	2,477,669

		26,590,454

ELECTRONICS – 0.08%
Midwest Generation LLC
8.75%, 05/01/34	750,000	825,937

		825,937

ENTERTAINMENT – 0.13%
Cinemark Inc.
9.75%, 03/15/14	500,000	370,000
Gaylord Entertainment Co.
8.00%, 11/15/13	500,000	523,750
Pinnacle Entertainment Inc.
8.25%, 03/15/12	500,000	516,875

		1,410,625

FOOD – 0.95%
Albertson’s Inc.
7.50%, 02/15/11	500,000	510,344
Delhaize America Inc.
8.13%, 04/15/11	1,250,000	1,362,584
Kroger Co. (The)
8.05%, 02/01/10	5,000,000	5,428,895
Safeway Inc.
4.80%, 07/16/07	3,000,000	2,986,965

		10,288,788

FOREST PRODUCTS & PAPER – 0.21%
Weyerhaeuser Co.
6.13%, 03/15/07	2,204,000	2,236,178

		2,236,178

GAS – 0.02%
Colorado Interstate Gas Co.
6.80%, 11/15/15(1)	250,000	255,444

		255,444

HEALTH CARE – PRODUCTS – 0.27%
Boston Scientific Corp.
5.45%, 06/15/14	3,000,000	2,971,923

		2,971,923

HEALTH CARE – SERVICES – 0.69%
Res-Care Inc.
7.75%, 10/15/13(1)	250,000	250,000
UnitedHealth Group Inc.
3.30%, 01/30/08	3,665,000	3,552,349
4.88%, 03/15/15	1,250,000	1,224,981
5.00%, 08/15/14	2,500,000	2,487,775

		7,515,105

HOLDING COMPANIES – DIVERSIFIED – 0.03%
Marquee Holdings Inc.
12.00%, 08/15/14	500,000	318,750

		318,750

HOME BUILDERS – 0.04%
Standard Pacific Corp.
7.00%, 08/15/15	500,000	461,250

		461,250

HOUSEHOLD PRODUCTS & WARES – 0.48%
Clorox Co. (The)
4.61%, 12/14/07	5,250,000	5,259,434

		5,259,434

INSURANCE – 2.73%
AIG SunAmerica Global Finance IX
5.10%, 01/17/07(1)	5,000,000	5,009,350
Allstate Financial Global Funding
2.50%, 06/20/08(1)	4,970,000	4,694,314
American International Group Inc.
2.88%, 05/15/08	2,500,000	2,386,613
ASIF Global Financing XVII
3.85%, 11/26/07(1)	6,500,000	6,374,479

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Principal	Value
INSURANCE (Continued)
Berkshire Hathaway Finance Corp.
4.17%, 01/11/08	$1,400,000	$1,401,427
Hancock (John) Financial Services Inc.
5.63%, 12/01/08	4,000,000	4,079,156
Markel Corp.
7.35%, 08/15/34	1,000,000	1,076,014
MetLife Inc.
5.38%, 12/15/12	4,500,000	4,593,641

		29,614,994

LODGING – 0.89%
Harrah’s Operating Co. Inc.
7.13%, 06/01/07	3,650,000	3,742,622
Marriott International Inc.
4.63%, 06/15/12	750,000	721,869
5.81%, 11/10/15(1)	3,530,000	3,577,231
MGM Mirage
8.50%, 09/15/10	750,000	812,813
Starwood Hotels & Resorts Worldwide Inc.
7.88%, 05/01/12	750,000	826,875

		9,681,410

MACHINERY – 0.10%
Case Corp.
7.25%, 01/15/16	750,000	699,375
Columbus McKinnon Corp.
10.00%, 08/01/10	325,000	359,938

		1,059,313

MEDIA – 0.42%
CCH I LLC
11.00%, 10/01/15(1)	1,000,000	840,000
Dex Media East LLC
12.13%, 11/15/12	325,000	380,250
Dex Media Inc.
8.00%, 11/15/13	500,000	510,000
DirecTV Holdings LLC
6.38%, 06/15/15	500,000	488,750
Echostar DBS Corp.
6.38%, 10/01/11	250,000	240,625
Liberty Media Corp.
8.25%, 02/01/30	250,000	244,964
Sirius Satellite Radio Inc.
9.63%, 08/01/13(1)	250,000	246,250
Walt Disney Co. (The)
6.38%, 03/01/12	1,500,000	1,586,577

		4,537,416

OIL & GAS – 1.46%
Burlington Resources Finance Co.
7.20%, 08/15/31	2,300,000	2,844,610
Chesapeake Energy Corp.
6.88%, 01/15/16	500,000	512,500
Devon Financing Corp. ULC
7.88%, 09/30/31	1,250,000	1,588,374
Dexia Credit Local
4.88%, 07/01/15	1,750,000	1,710,373
Enterprise Products Operating LP
4.63%, 10/15/09	2,000,000	1,950,676
5.75%, 03/01/35	1,500,000	1,379,172
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15(1)	250,000	254,375
Kerr-McGee Corp.
6.95%, 07/01/24	250,000	265,171
Parker Drilling Co.
9.63%, 10/01/13	500,000	558,125
Pemex Project Funding Master Trust
8.50%, 02/15/08	1,000,000	1,065,000
Pogo Producing Co.
6.63%, 03/15/15	500,000	487,500
Tesoro Corp.
6.25%, 11/01/12(1)	250,000	251,250
6.63%, 11/01/15(1)	250,000	252,500
Valero Energy Corp.
7.50%, 04/15/32	2,250,000	2,734,405

		15,854,031

OIL & GAS SERVICES – 0.01%
Grant Prideco Inc.
6.13%, 08/15/15(1)	100,000	99,750

		99,750

PACKAGING & CONTAINERS – 0.07%
Crown Americas Inc.
7.63%, 11/15/13(1)	500,000	518,750
Graham Packaging Co. Inc.
8.50%, 10/15/12	250,000	246,250

		765,000

PHARMACEUTICALS – 0.39%
AmerisourceBergen Corp.
5.63%, 09/15/12(1)	1,750,000	1,750,000
5.88%, 09/15/15(1)	250,000	252,188
Coventry Health Care Inc.
5.88%, 01/15/12	1,000,000	1,010,000
6.13%, 01/15/15	750,000	768,750
Omnicare Inc.
6.88%, 12/15/15	250,000	253,750
Warner Chilcott Corp.
8.75%, 02/01/15(1)	250,000	230,000

		4,264,688

PIPELINES – 0.71%
ANR Pipeline Co.
8.88%, 03/15/10	500,000	534,358
El Paso Corp.
7.80%, 08/01/31	250,000	249,375

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Principal	Value
PIPELINES (Continued)
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	$4,500,000	$4,792,883
Pacific Energy Partners LP
6.25%, 09/15/15(1)	250,000	246,250
SemGroup LP
8.75%, 11/15/15(1)	500,000	511,250
Utilicorp United Inc.
7.63%, 11/15/09	500,000	510,000
Williams Companies Inc.
7.13%, 09/01/11	500,000	519,375
8.75%, 03/15/32	250,000	290,000

		7,653,491

REAL ESTATE INVESTMENT TRUSTS – 1.37%
Duke Realty LP
4.76%, 12/22/06	4,250,000	4,255,058
iStar Financial Inc.
5.13%, 04/01/11	4,000,000	3,897,560
5.15%, 03/01/12	1,000,000	968,453
Omega Healthcare Investors Inc.
7.00%, 01/15/16(1)	250,000	247,813
Simon Property Group LP
6.38%, 11/15/07	5,341,000	5,457,669
		14,826,553
RETAIL – 0.60%
Asbury Automotive Group Inc.
9.00%, 06/15/12	250,000	250,000
Denny’s Corp./Denny’s Holdings Inc.
10.00%, 10/01/12	500,000	507,500
Staples Inc.
7.38%, 10/01/12	740,000	824,868
Tricon Global Restaurants
7.65%, 05/15/08	3,000,000	3,166,338
8.88%, 04/15/11	1,550,000	1,774,626

		6,523,332

SEMICONDUCTORS – 0.05%
Freescale Semiconductor Inc.
6.90%, 07/15/09	500,000	513,750

		513,750

TELECOMMUNICATIONS – 4.85%
American Cellular Corp.
10.00%, 08/01/11	500,000	542,500
Ameritech Capital Funding Corp.
6.15%, 01/15/08	1,265,000	1,288,468
AT&T Wireless Services Inc.
8.75%, 03/01/31	1,000,000	1,324,818
CenturyTel Inc.
7.88%, 08/15/12	3,750,000	4,136,033
Cincinnati Bell Inc.
7.00%, 02/15/15	250,000	245,000
Citizens Communications Co.
6.25%, 01/15/13	1,000,000	967,500
Corning Inc.
6.05%, 06/15/15	2,500,000	2,481,103
Deutsche Telekom International
Finance AG
8.00%, 06/15/10	5,000,000	5,668,855
Dobson Communications Corp.
8.88%, 10/01/13	500,000	498,750
France Telecom SA
7.75%, 03/01/11	2,500,000	2,792,348
IWO Holdings Inc.
10.75%, 01/15/15	750,000	541,875
Motorola Inc.
4.61%, 11/16/07	5,700,000	5,664,386
Nextel Communications Inc.
5.95%, 03/15/14	2,200,000	2,211,524
Nextel Partners Inc.
8.13%, 07/01/11	3,000,000	3,206,250
Sprint Capital Corp.
6.00%, 01/15/07	6,000,000	6,058,674
Telecom Italia Capital SA
5.25%, 10/01/15	4,500,000	4,370,765
TELUS Corp.
7.50%, 06/01/07	3,600,000	3,717,486
UbiquiTel Operating Co.
9.88%, 03/01/11	250,000	276,875
US West Communications
6.88%, 09/15/33	250,000	235,000
Verizon New York Inc.
7.38%, 04/01/32	150,000	157,697
Verizon New York Inc. Class A
6.88%, 04/01/12	6,000,000	6,254,580

		52,640,487

TRANSPORTATION – 1.57%
Burlington Northern Santa Fe Corp.
7.88%, 04/15/07	4,850,000	5,019,706
CNF Inc.
6.70%, 05/01/34	2,500,000	2,620,815
FedEx Corp.
2.65%, 04/01/07	8,250,000	8,024,915
Norfolk Southern Corp.
7.25%, 02/15/31	652,000	790,880
8.63%, 05/15/10	500,000	566,057

		17,022,373

TOTAL CORPORATE BONDS & NOTES (Cost: $342,038,168)		336,067,289

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Principal	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 14.89%
ASSET-BACKED SECURITIES – 3.87%
Aegis Asset Backed Securities Trust Series 2005-1N Class N1
4.25%, 03/25/35(1)(3)	$1,644,753	$1,639,871
Asset Backed Funding Certificates Series 2005-AQ1 Class A2
4.30%, 06/25/35	7,700,000	7,603,819
Asset Backed Funding Corp NIM Trust Series 2004-OPT4 Class N1
4.45%, 05/26/34(1)	745,536	742,127
Bear Stearns Asset Backed Securities NIM Series 2004-HE5N
Class A2
5.00%, 07/25/34(1)	2,513,000	2,504,136
Bear Stearns Asset Backed Securities NIM Series 2004-HE6N Class A1
5.25%, 08/25/34(1)	1,764,979	1,757,435
Bear Stearns Asset Backed Securities NIM Series 2004-HE7N Class A1
5.25%, 08/25/34(1)(3)	3,467,802	3,463,467
Bear Stearns Asset Backed Securities NIM Series 2005-FR1 Class A1
5.00%, 06/25/35(1)	1,538,193	1,536,155
Bear Stearns Asset Backed Securities NIM Series 2005-HE9N Class A1
5.50%, 10/25/35(1)	4,508,684	4,503,234
Countrywide Asset-Backed Certificates Series 2004-10 Class AF3
3.84%, 10/25/30	4,176,000	4,134,744
Countrywide Asset-Backed Certificates Series 2004-10 Class AF4
4.51%, 07/25/32	7,500,000	7,410,369
Long Beach Asset Holdings Corp. Series 2005-1 Class N1
4.12%, 02/25/35(1)	1,659,873	1,653,953
Novastar NIM Trust Series 2004-N3
3.97%, 03/25/35(1)	2,461,447	2,450,329
Sasco Net Interest Margin Trust Series 2005-WF1A Class A
4.75%, 02/27/35(1)(3)	2,692,253	2,673,744

		42,073,383

MORTGAGE-BACKED SECURITIES – 11.02%
Ameriquest Mortgage Securities Inc. Series 2005-R3 Class A1A
4.58%, 05/25/35	3,779,426	3,778,610
Bank of America Alternative Loan Trust Series 2003-5 Class 2A1
5.00%, 07/25/18	3,968,173	3,904,932
Commercial Mortgage Pass Through Certificates Series 2001-J2A Class A1
5.45%, 07/16/34(1)	10,092,028	10,208,627
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK6 Class A2
6.10%, 08/15/36	8,733,541	8,915,771
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-5 Class 5A1
5.00%, 08/25/19	5,040,793	4,944,705
GE Capital Commercial Mortgage Corp. Series 2003-C2 Class A2
4.17%, 07/10/37	3,200,000	3,129,858
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2001-CIC3 Class A2
6.04%, 11/15/35	2,100,000	2,147,312
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-C1 Class A
4.72%, 01/15/38	10,000,000	9,707,874
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP5 Class A3
5.21%, 12/15/44	10,000,000	10,049,707
Master Asset Securitization Trust Series 2003-10 Class 3A1
5.50%, 11/25/33	8,886,353	8,744,287
Master Asset Securitization Trust Series 2003-5 Class 4A4
5.50%, 06/25/33	2,744,200	2,695,778
MASTR Adjustable Rate Mortgages Trust Series 2004-11 Class 2A1
4.76%, 11/25/34	446,735	448,025
Merrill Lynch Mortgage Investors Inc. Series 2005-WMC2 Class A1B
4.64%, 04/25/36	4,891,891	4,892,675
Merrill Lynch Mortgage Trust Series 2004-MKB1 Class A2
4.35%, 02/12/42	3,000,000	2,939,092
Merrill Lynch Mortgage Trust Series 2005-LC1 Class A2
5.20%, 01/12/44	7,000,000	7,032,335
Merrill Lynch Mortgage Trust Series 2005-LC1 Class A3
5.29%, 01/12/44	3,000,000	3,016,232
Opteum NIM Trust Series 2005-1
6.00%, 02/25/35(1)	5,653,394	5,636,000

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Principal	Value
MORTGAGE-BACKED SECURITIES (Continued)
Option One Mortgage Loan Trust Series 2002-2 Class M2
5.53%, 06/25/32	$999,466	$1,000,115
Park Place Securities Inc. Series 2004-MHQ1 Class A3
4.74%, 01/25/33	1,980,236	1,982,813
Residential Funding Mortgage Securities I Series 2003-S15 Class A1
4.50%, 08/25/18	2,219,772	2,146,298
Wachovia Bank Commercial Mortgage Trust Series 2005-C22 Class A3
5.13%, 12/15/44(3)	10,000,000	10,048,620
Wachovia Bank Commercial Mortgage Trust Series 2005-WHL6
4.87%, 10/15/17(1)	5,000,000	4,999,508
4.92%, 10/15/17(1)	5,000,000	4,999,508
Wells Fargo Mortgage-Backed Securities Trust Series 2003-10 Class A1
4.50%, 09/25/18	2,335,299	2,259,402

		119,628,084

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $162,835,377)		161,701,467

FOREIGN GOVERNMENT BONDS & NOTES(4) – 0.42%
United Mexican States
6.63%, 03/03/15	1,500,000	1,642,500
7.50%, 04/08/33	1,000,000	1,184,000
8.38%, 01/14/11	1,500,000	1,710,000

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost: $4,537,442)		4,536,500

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 55.72%
MORTGAGE-BACKED SECURITIES – 44.60%
Federal Home Loan Mortgage Corp.
4.50%, 11/01/18	7,873,589	7,679,260
4.50%, 04/15/20	11,513,000	11,068,383
4.57%, 04/15/28	5,266,944	5,263,847
5.00%, 06/15/24	9,324,482	9,315,902
5.50%, 03/15/25	4,185,642	445,968
5.50%, 07/15/26	9,558,163	9,630,644
5.50%, 05/01/34	94,105	93,334
5.50%, 10/01/34	794,367	787,853
5.50%, 06/01/35	14,616,234	14,496,378
5.50%, 01/01/36(5)	22,000,000	21,793,750
6.00%, 08/01/34	30,373,589	30,679,757
Federal National Mortgage Association
4.50%, 05/01/18	5,436,521	5,302,330
4.50%, 07/01/18	8,334,470	8,128,749
4.50%, 11/01/18	5,630,772	5,491,787
4.50%, 04/01/19	6,838,126	6,664,216
4.50%, 06/01/19	5,643,870	5,500,333
4.57%, 06/01/35	8,596,479	8,485,794
5.00%, 06/15/16	7,735,853	7,757,698
5.00%, 01/01/18	1,745,680	1,729,788
5.00%, 09/01/18	10,604,737	10,506,521
5.00%, 12/01/18	901,107	892,761
5.00%, 01/01/19	804,017	796,571
5.00%, 06/01/19	1,714,794	1,698,100
5.00%, 08/01/19	938,915	929,362
5.00%, 09/01/19	838,479	829,947
5.00%, 11/01/19	1,806,740	1,788,356
5.00%, 01/01/20	909,280	899,602
5.00%, 05/01/20	9,144,596	9,047,266
5.00%, 06/01/20	914,046	904,318
5.00%, 01/01/21(5)	49,000,000	48,464,038
5.00%, 11/01/33	60,464,028	58,796,499
5.00%, 12/01/33	19,384,189	18,849,595
5.00%, 03/01/34	9,694,214	9,426,858
5.00%, 09/01/35	466,129	451,660
5.03%, 07/01/35	3,773,742	3,740,580
5.23%, 05/01/35	2,769,189	2,764,348
5.50%, 09/01/19	6,025,231	6,064,692
5.50%, 10/01/19	4,749,134	4,780,237
5.50%, 04/25/26	12,450,161	12,525,306
5.50%, 07/01/33	38,122,959	37,843,385
5.50%, 01/01/34	8,798,489	8,733,965
5.50%, 03/01/35	1,503,459	1,489,050
6.00%, 03/01/33	850,862	859,745
6.00%, 08/01/34	852,500	860,560
6.00%, 09/01/34	1,713,169	1,729,367
6.00%, 10/01/34	937,733	946,600
6.00%, 11/01/34	318,534	321,546
6.00%, 01/01/35	896,725	905,226
6.00%, 05/01/35	20,671,453	20,867,402
6.50%, 09/01/34	11,125,381	11,413,658
6.50%, 01/01/36(5)	23,000,000	23,589,375
Government National Mortgage Association
5.50%, 01/01/36(5)	20,000,000	20,118,760

		484,151,027

U.S. GOVERNMENT AGENCY OBLIGATIONS – 3.98%
Federal National Mortgage Association
5.00%, 05/15/22	29,500,000	29,480,262
5.00%, 01/25/25	13,800,000	13,760,235

		43,240,497

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Principal	Value
U.S. GOVERNMENT SECURITIES – 7.14%
U.S. Treasury Bonds
5.38%, 02/15/31(2)	$34,050,000	$38,247,718
6.13%, 08/15/29(2)	7,800,000	9,501,071
U.S. Treasury Notes
1.63%, 02/28/06(6)	100,000	99,625
2.63%, 05/15/08(6)	398,000	382,329
3.13%, 04/15/09(6)	605,000	582,029
4.00%, 02/15/14(2)	29,500,000	28,700,284

		77,513,056

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost: $611,392,664)		604,904,580

SHORT-TERM INVESTMENTS – 14.56%
CERTIFICATES OF DEPOSIT(7) – 0.34%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	208,271	208,271
Credit Suisse First Boston NY
4.03%, 01/04/06	208,271	208,271
First Tennessee Bank
4.18%, 01/26/06	64,564	64,561
Fortis Bank NY
3.83% - 3.84%, 01/25/06	624,814	624,815
Toronto-Dominion Bank
3.94%, 07/10/06	208,271	208,271
Wells Fargo Bank N.A.
4.26% - 4.78%,
01/09/06 - 12/05/06	1,791,133	1,791,129
Wilmington Trust Corp.
4.24% - 4.30%,
01/27/06 - 01/31/06	624,814	624,817

		3,730,135

COMMERCIAL PAPER(7) – 1.69%
Amstel Funding Corp.
3.91% - 4.40%,
01/04/06 - 05/08/06	1,270,455	1,264,208
Bryant Park Funding LLC
3.92%, 02/22/06	106,289	105,710
CAFCO LLC
4.19% - 4.23%,
01/27/06 - 02/06/06	895,567	892,426
CC USA Inc.
4.23%, 04/21/06	124,963	123,377
Charta LLC
4.25%, 01/26/06	312,407	311,559
Chesham Finance LLC
4.22% - 4.30%,
01/03/06 - 01/30/06	1,271,809	1,270,293
CRC Funding LLC
4.19% - 4.25%,
01/27/06 - 02/06/06	1,532,877	1,527,783
Dorada Finance Inc.
3.76%, 01/26/06	41,654	41,554
Ebury Finance Ltd.
4.30%, 01/30/06	583,160	581,279
Edison Asset Securitization LLC
4.37%, 05/08/06	208,271	205,111
Ford Credit Auto Receivables
4.22% - 4.23%, 01/17/06	345,730	345,163
Ford Credit Floorplan Motown
4.05%, 01/06/06	833,085	832,804
Galaxy Funding Inc.
4.23%, 04/18/06	119,548	118,073
Gemini Securitization Corp.
4.25%, 01/30/06	208,271	207,607
Georgetown Funding Co. LLC
4.23% - 4.28%,
01/05/06 - 01/19/06	2,038,930	2,037,453
Giro Funding US Corp.
4.23% - 4.24%,
01/09/06 - 01/13/06	354,061	353,762
Grampian Funding LLC
3.84% - 4.41%,
01/31/06 - 05/15/06	624,814	620,203
HSBC PLC
3.88%, 02/03/06	124,963	124,545
Jupiter Securitization Corp.
4.23%, 01/24/06	145,790	145,430
Liberty Street Funding Corp.
4.23%, 01/04/06	166,617	166,597
Lockhart Funding LLC
4.01% - 4.30%,
01/04/06 - 01/23/06	516,513	515,879
Mortgage Interest Networking Trust
4.28% - 4.34%,
01/17/06 - 01/25/06	437,370	436,436
Nordea North America Inc.
4.16%, 04/04/06	437,370	432,771
Prudential Funding LLC
4.27%, 01/17/06	833,085	831,702
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	416,543	414,507
Sedna Finance Inc.
3.92%, 02/21/06	104,136	103,580
Sigma Finance Inc.
4.16%, 04/06/06	249,926	247,240
Solitaire Funding Ltd.
4.24%, 01/23/06	1,021,904	1,019,497
Thames Asset Global Securitization No. 1 Inc.
4.23%, 01/04/06	111,708	111,695
Three Pillars Funding Corp.
4.03% - 4.27%,
01/03/06 - 01/17/06	1,327,613	1,327,297

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Shares or Principal	Value
COMMERCIAL PAPER (Continued)
Thunder Bay Funding Inc.
4.22%, 01/13/06	$41,654	$41,605
Ticonderoga Funding LLC
4.27%, 01/05/06	104,136	104,111
Tulip Funding Corp.
4.25% - 4.28%,
01/03/06 - 01/31/06	1,466,072	1,462,400

		18,323,657

LOAN PARTICIPATIONS(7) – 0.02%
Army & Air Force Exchange Service
4.24%, 02/01/06	208,271	208,271

		208,271

MEDIUM-TERM NOTES(7) – 0.13%
Dorada Finance Inc.
3.93%, 07/07/06	129,128	129,122
K2 USA LLC
3.94%, 07/07/06	249,926	249,919
Marshall & Ilsley Bank
5.18%, 12/15/06	416,543	417,901
Toronto-Dominion Bank
3.81%, 06/20/06	520,678	520,702
US Bank N.A.
2.85%, 11/15/06	83,309	81,981

		1,399,625

MONEY MARKET FUNDS – 7.33%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.25%(8)(9)	79,553,299	79,553,299

		79,553,299

REPURCHASE AGREEMENTS(7) – 0.80%
Banc of America Securities LLC Repurchase Agreement, due 1/3/06, with a maturity value of $2,083,724 and an effective yield of 4.37%.(10)	$2,082,713	2,082,713
Credit Suisse First Boston Repurchase Agreement, due 1/3/06, with a maturity value of $166,697 and an effective yield of 4.32%.(10)	166,617	166,617
Lehman Brothers Holdings Inc. Repurchase Agreement, due 1/3/06, with a maturity value of $3,333,948 and an effective yield of 4.34%.(11)	3,332,341	3,332,341
Morgan Stanley Repurchase Agreement, due 1/3/06, with a maturity value of $3,125,573 and an effective yield of 4.33%.(11)	3,124,070	3,124,070

		8,705,741

TIME DEPOSITS(7) – 0.31%
UBS AG
4.06%, 01/03/06	2,499,256	2,499,256
Wells Fargo Bank N.A.
4.00%, 01/03/06	862,997	862,997

		3,362,253

VARIABLE & FLOATING RATE NOTES(7) – 3.94%
Allstate Life Global Funding II
4.36% - 4.43%,
11/09/06 - 01/16/07(1)	1,464,147	1,464,505
American Express Bank
4.33% - 4.34%,
01/24/06 - 10/25/06	1,603,689	1,603,682
American Express Centurion Bank
4.33% - 4.34%,
06/29/06 - 07/19/06	687,295	687,295
American Express Credit Corp.
4.39%, 11/06/07	124,963	125,089
ASIF Global Financing
4.34% - 4.55%,
05/30/06 - 08/11/06(1)	1,353,764	1,354,330
Australia & New Zealand Banking Group Ltd.
4.35%, 01/23/07(1)	270,753	270,753
Bank of America N.A.
4.31%, 08/10/06	2,082,713	2,082,713
Bank of Ireland
4.34%, 12/20/06(1)	416,543	416,543
Bank of Nova Scotia
4.22%, 01/03/06	166,617	166,617
Beta Finance Inc.
4.29% - 4.33%,
04/25/06 - 06/09/06(1)	1,037,191	1,037,151
BMW US Capital LLC
4.34%, 12/15/06(1)	416,543	416,543
CC USA Inc.
4.32% - 4.35%,
03/23/06 - 07/14/06(1)	1,120,500	1,120,475
Commodore CDO Ltd.
4.56%, 06/13/06(1)	104,136	104,136
Credit Suisse First Boston NY
4.31% - 4.35%
05/09/06 - 07/19/06	1,457,900	1,457,900

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES (Continued)
DEPFA Bank PLC
4.50%, 12/15/06	$416,543	$416,543
Descartes Funding Trust
4.37%, 11/15/06(1)	187,444	187,444
Dexia Credit Local
4.33%, 08/30/06	208,271	208,244
Dorada Finance Inc.
4.33% - 4.36%,
03/27/06 - 06/26/06(1)	662,303	662,315
Eli Lilly Services Inc.
4.26%, 09/01/06(1)	416,543	416,543
Fairway Finance Corp.
4.32% - 4.42%,
01/18/06 - 01/20/06	416,543	416,542
Fifth Third Bancorp.
4.35%, 11/22/06(1)	833,085	833,085
Five Finance Inc.
4.34% - 4.37%,
02/27/06 - 06/26/06(1)	291,580	291,580
General Electric Capital Corp.
4.44%, 01/09/07	187,444	187,596
Greenwich Capital Holdings Inc.
4.25% - 4.32%,
02/10/06 - 03/02/06	312,407	312,407
Hartford Life Global Funding Trusts
4.36%, 02/17/07	416,543	416,543
HBOS Treasury Services PLC
4.32% - 4.57%,
01/10/06 - 10/24/06	1,249,628	1,249,629
Holmes Financing PLC
4.33%, 12/15/06(1)	1,145,492	1,145,492
HSBC Bank USA N.A.
4.27% - 4.39%,
05/04/06 - 08/03/06	354,061	354,143
K2 USA LLC
4.25% - 4.36%,
02/15/06 - 09/11/06(1)	1,207,974	1,207,927
Leafs LLC
4.37%, 01/20/06 - 02/21/06(1)	436,737	436,737
Links Finance LLC
4.32% - 4.40%,
01/20/06 - 03/15/06(1)	1,416,245	1,416,291
Lothian Mortgages PLC
4.37%, 01/24/06(1)	208,271	208,271
Marshall & Ilsley Bank
4.35% - 4.47%,
02/20/06 - 12/15/06	645,641	645,707
Metropolitan Life Global Funding I
4.31% - 4.55%,
08/28/06 - 01/05/07(1)	1,245,462	1,246,135
Mound Financing PLC
4.30%, 11/08/06(1)	833,085	833,085
Natexis Banques Populaires
4.35%, 01/12/07(1)	312,407	312,407
National City Bank (Ohio)
4.26%, 01/06/06	208,271	208,271
Nationwide Building Society
4.33% - 4.58%,
01/13/06 - 01/26/07(1)	1,541,208	1,541,262
Nordea Bank AB
4.34%, 12/11/06(1)	728,950	728,950
Nordea Bank PLC
4.23%, 10/02/06	249,926	249,882
Northern Rock PLC
4.32%, 11/03/06(1)	499,851	499,868
Permanent Financing PLC
4.32%, 03/10/06 - 06/12/06(1)	1,132,996	1,132,996
Pfizer Investment Capital PLC
4.33%, 12/15/06(1)	1,041,357	1,041,357
Principal Life Income Funding Trusts
4.29%, 05/10/06	312,407	312,412
Royal Bank of Scotland
4.32% - 4.33%,
06/27/06 - 08/30/06	624,814	624,744
Sedna Finance Inc.
4.33% - 4.34%,
01/10/06 - 09/20/06(1)	354,061	354,060
Sigma Finance Inc.
4.07% - 4.35%,
01/09/06 - 08/15/06(1)	878,905	878,895
Skandinaviska Enskilda Bank NY
4.36%, 11/16/06(1)	416,543	416,543
Societe Generale
4.26% - 4.32%,
03/30/06 - 01/02/07(1)	645,641	645,613
Strips III LLC
4.43%, 07/24/06(1)(12)	112,348	112,348
SunTrust Bank
4.19%, 04/28/06	624,814	624,814
Tango Finance Corp.
4.33% - 4.34%,
05/25/06 - 09/27/06(1)	928,890	928,826
Toyota Motor Credit Corp.
4.23% - 4.30%,
01/09/06 - 04/10/06	916,394	916,391
Unicredito Italiano SpA
4.43%, 06/14/06	541,505	541,420
Union Hamilton Special Funding LLC
4.52%, 03/28/06(1)	416,543	416,543
US Bank N.A.
4.31%, 09/29/06	187,444	187,408
Variable Funding Capital Corp.
4.29% - 4.32%,
02/16/06 - 03/13/06	1,353,764	1,353,764
Wachovia Asset Securitization Inc.
4.37%, 01/25/06(1)	859,483	859,483
Wells Fargo & Co.
4.36%, 09/15/06(1)	208,271	208,285

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES (Continued)
WhistleJacket Capital LLC
4.33% - 4.35%,
01/17/06 - 07/28/06(1)	$458,197	$458,167
White Pine Finance LLC
4.32% - 4.37%,
01/13/06 - 06/20/06(1)	853,912	853,905
Winston Funding Ltd.
4.26%, 01/23/06(1)	297,411	297,411
World Savings Bank
4.29%, 03/09/06	624,814	624,808

		42,730,824

TOTAL SHORT-TERM INVESTMENTS (Cost: $158,013,805)		158,013,805

TOTAL INVESTMENTS IN SECURITIES – 116.55% (Cost: $1,278,817,456)		1,265,223,641

SECURITIES SOLD SHORT – (6.49)%
U.S. GOVERNMENT AGENCY OBLIGATIONS – (6.49)%
Federal National Mortgage Association
4.50%, 01/01/21(5)	(60,000,000)	(58,368,720)
6.00%, 01/01/36(5)	(12,000,000)	(12,108,744)

		(70,477,464)

TOTAL SECURITIES SOLD SHORT (Proceeds: $70,131,484)		(70,477,464)

Other Assets, Less Liabilities – (10.06)%		(109,163,846)

NET ASSETS – 100.00%		$1,085,582,331

(1)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	All or a portion of this security represents a security on loan. See Note 4.
(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(4)	Investments are denominated in U.S. dollars.
(5)	To-be-announced (TBA). See Note 1.
(6)	These U.S. Treasury Notes are held in segregated accounts in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.
(7)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(8)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(9)	The rate quoted is the annualized seven-day yield of the fund at period end.
(10)	Repurchase agreements are fully collateralized by U.S. Government securities, with interest rates ranging from 4.10% to 5.84% and maturity dates ranging from 2/1/28 to 5/1/35.
(11)	Repurchase agreements are fully collateralized by non-U.S. Government debt securities, with interest rates ranging from 1.01% to 7.96% and maturity dates ranging from 5/18/06 to 10/27/25. The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(12)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

As of December 31, 2005, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
U.S. 5-Year Note (03/31/06)	592	$62,955,500	$100,649
U.S. 10-Year Note (03/31/06)	194	21,224,813	54,466
U.S. 2-Year Note (03/31/06)	(100)	(20,518,750)	(711)
U.S. Long Bond (03/31/06)	(5)	(570,938)	767
90-Day Euro (03/13/06)	(210)	(49,993,125)	631,669

			$786,840

As of December 31, 2005, the Master Portfolio held the following open swap contracts:

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Interest Rate Swaps
Agreement with Deutsche Bank AG dated 12/1/05 receiving the notional amount multiplied by the three-month LIBOR rate, and paying a fixed rate of 4.98%. Expiring 12/5/10.	$9,000,000	$38,038
Agreement with Deutsche Bank AG dated 12/1/05 receiving the notional amount multiplied by the three-month LIBOR rate, and paying a fixed rate of 5.10%. Expiring 12/5/15.	5,000,000	57,469
Agreement with J.P. Morgan Chase & Co. dated 11/4/05 receiving the notional amount multiplied by the three-month LIBOR rate, and paying a fixed rate of 5.19%. Expiring 11/8/15.	40,000,000	753,933

		$849,440

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps
Agreement with J.P. Morgan Chase & Co. dated 11/8/05 to receive 1.80% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Knight-Ridder, Inc. 4.63% due 11/1/14. Expiring 12/20/10.	$750,000	$(17,279)
Agreement with J.P. Morgan Chase & Co. dated 12/13/04 to receive 1.50% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Shaw Communications, Inc. 8.25% due 4/11/10. Expiring 3/20/10.	3,000,000	7,457
Agreement with J.P. Morgan Chase & Co. dated 12/8/04 to receive 1.63% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Shaw Communications, Inc. 7.20% due 12/15/11. Expiring 3/20/10.	1,000,000	7,305
Agreement with J.P. Morgan Chase & Co. dated 3/15/04 to receive 0.22% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Deere & Co. 6.95% due 4/25/14. Expiring 3/20/07.	2,000,000	3,807
Agreement with J.P. Morgan Chase & Co. dated 9/1/04 to receive 1.19% per year times the notional amount. The Master Portfolio makes payment only upon a default event of iStar Financial Inc. 6.00% due 12/15/10. Expiring 12/20/09.	2,000,000	49,213
Agreement with J.P. Morgan Chase & Co. dated 9/20/05 to pay 0.85% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, Investment Grade High Volatility. Expiring 12/20/10.	26,000,000	119,064
Agreement with Lehman Brothers, Inc. dated 9/20/05 to receive 0.85% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Dow Jones Credit Derivatives Index, Investment Grade High Volatility. Expiring 12/20/10.	28,000,000	36,635

		$206,202

Swaptions
Agreement with J.P. Morgan Chase & Co. dated 6/23/04. Option to enter into a ten-year interest rate swap, receiving the notional amount multiplied by the three-month LIBOR rate, and paying a fixed rate of 6.46%. Expiring 6/23/09.	18,200,000	$276,729

The accompanying notes are an integral part of the financial statements.

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

December 31, 2005

LifePath Retirement Master Portfolio

Security Type	Value	% of Net Assets
Domestic Fixed Income	$149,115,210	64.65%
Domestic Equity	59,816,409	25.93
Foreign Equity	20,707,183	8.98
Short-Term and Other Net Assets	1,026,184	0.44

TOTAL	$230,664,986	100.00%

LifePath 2010 Master Portfolio

Security Type	Value	% of Net Assets
Domestic Fixed Income	$358,006,967	53.76%
Domestic Equity	224,561,314	33.72
Foreign Equity	77,817,026	11.68
Short-Term and Other Net Assets	5,606,455	0.84

TOTAL	$665,991,762	100.00%

LifePath 2020 Master Portfolio

Security Type	Value	% of Net Assets
Domestic Equity	$499,953,533	46.94%
Domestic Fixed Income	381,902,290	35.86
Foreign Equity	171,355,455	16.09
Short-Term and Other Net Assets	11,878,343	1.11

TOTAL	$1,065,089,621	100.00%

LifePath 2030 Master Portfolio

Security Type	Value	% of Net Assets
Domestic Equity	$380,934,625	56.29%
Domestic Fixed Income	148,830,081	21.99
Foreign Equity	131,175,776	19.38
Short-Term and Other Net Assets	15,804,053	2.34

TOTAL	$676,744,535	100.00%

LifePath 2040 Master Portfolio

Security Type	Value	% of Net Assets
Domestic Equity	$288,367,524	66.15%
Foreign Equity	87,364,875	20.04
Domestic Fixed Income	47,727,754	10.95
Short-Term and Other Net Assets	12,469,420	2.86

TOTAL	$435,929,573	100.00%

Active Stock Master Portfolio

Sector/Investment Type	Value	% of Net Assets
Consumer Non-Cyclical	$293,920,576	24.73%
Financial	269,301,737	22.66
Communications	108,820,518	9.16
Technology	135,324,371	11.39
Energy	121,736,991	10.25
Consumer Cyclical	112,878,043	9.50
Industrial	102,976,820	8.67
Utilities	30,744,279	2.59
Basic Materials	36,322,372	3.06
Futures Contracts	(109,694)	(0.01)
Short-Term and Other Net Assets	(23,703,516)	(2.00)

TOTAL	$1,188,212,497	100.00%

CoreAlpha Bond Master Portfolio

Sector/Investment Type	Value	% of Net Assets
Mortgage-Backed Securities	$603,779,111	55.62%
Financial	136,367,210	12.56
Government	125,290,053	11.54
Communications	58,559,077	5.39
Asset-Backed Securities	42,073,383	3.88
Consumer Non-Cyclical	39,942,316	3.68
Utilities	27,671,835	2.55
Consumer Cyclical	26,985,465	2.49
Energy	23,607,272	2.17
Industrial	19,315,436	1.78
Basic Materials	2,786,178	0.26
Technology	513,750	0.05
Diversified	318,750	0.03
Futures Contracts	786,840	0.07
Swap Agreements	1,332,371	0.12
Securities sold short	(70,477,464)	(6.49)
Short-Term and Other Net Assets	46,730,748	4.30

TOTAL	$1,085,582,331	100.00%

These tables are not part of the financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2005

	LifePath Retirement Master Portfolio	LifePath 2010 Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio
ASSETS
Investments, at cost:
Unaffiliated issuers	$5,336,000	$25,765,197	$63,802,720	$22,965,347	$20,164,300

Affiliated issuers(a)	$31,090,488	$107,594,042	$225,662,056	$172,851,197	$120,948,081

Investments, at value (including securities on loan(b)) (Note 1):
Unaffiliated issuers	$5,336,000	$25,765,197	$63,802,720	$22,965,347	$20,164,300
Affiliated issuers(a)	36,815,418	128,969,374	269,561,511	203,833,902	140,192,023
Affiliated Master Portfolios(a)	194,746,436	536,151,688	791,318,626	463,831,338	287,746,719
Receivables:
Investment securities sold	—	2,596,179	6,174,506	11,946,858	9,914,299
Dividends and interest	7,240	22,486	56,688	29,946	26,075
Contributions	500,000	2,900,000	6,200,000	12,000,000	10,000,000

Total Assets	237,405,094	696,404,924	1,137,114,051	714,607,391	468,043,416

LIABILITIES
Payables:
Investment securities purchased	1,402,114	4,641,185	8,208,199	14,886,965	11,941,502
Collateral for securities on loan (Note 4)	5,336,000	25,765,197	63,802,720	22,965,347	20,164,300
Investment advisory fees (Note 2)	1,994	6,780	13,511	10,544	8,041

Total Liabilities	6,740,108	30,413,162	72,024,430	37,862,856	32,113,843

NET ASSETS	$230,664,986	$665,991,762	$1,065,089,621	$676,744,535	$435,929,573

(a)	The Master Portfolios’ investment adviser is an affiliate of the issuers. See Note 2.
(b)	Securities on loan with market values of $5,146,800, $24,940,120, $62,066,220, $22,288,140 and $19,460,138, respectively. See Note 4.

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
ASSETS
Investments, at cost:
Unaffiliated issuers	$1,201,629,443	$1,199,264,157

Affiliated issuers(a)	$5,678,236	$79,553,299

Investments in securities, at value (including securities on loan(b)) (Note 1):
Unaffiliated issuers	$1,292,755,700	$1,185,670,342
Affiliated issuers(a)	5,678,236	79,553,299
Deposits with brokers for securities sold short	—	70,128,184
Receivables:
Investment securities sold	—	3,711,183
Dividends and interest	1,343,388	9,512,069
Open swap contracts (Note 1)	—	1,377,891

Total Assets	1,299,777,324	1,349,952,968

LIABILITIES
Payables:
Investment securities purchased	30,799,882	113,775,609
Due to broker — variation margin	25,175	39,926
Collateral for securities on loan (Note 4)	80,383,023	78,460,506
Collateral for open swap contracts (Note 1)	—	1,300,000
Securities sold short, at value (Proceeds: $– and $70,131,484) (Note 1)	—	70,477,464
Investment advisory fees (Note 2)	254,819	226,523
Administration fees (Note 2)	101,928	90,609

Total Liabilities	111,564,827	264,370,637

NET ASSETS	$1,188,212,497	$1,085,582,331

(a)	The Master Portfolios’ investment adviser is an affiliate of the issuers. See Note 2.
(b)	Securities on loan with market values of $78,026,181 and $76,971,543, respectively. See Note 4.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2005

	LifePath Retirement Master Portfolio	LifePath 2010 Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio
NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$—	$1,074	$342	$1,169	$2,258
Dividends from affiliated issuers(a)	512,280	1,889,612	4,016,734	3,052,899	2,053,097
Dividends allocated from Master Portfolios	789,644	3,042,511	6,759,395	5,013,233	3,581,713
Interest from affiliated issuers(a)	36,146	95,882	168,482	116,802	98,880
Interest allocated from Master Portfolios	5,979,819	13,687,107	14,243,966	5,333,687	1,584,714
Securities lending income(b)	24,190	91,085	196,855	109,331	66,343
Expenses allocated from Master Portfolios	(617,232)	(1,646,298)	(2,396,553)	(1,368,143)	(801,566)

Total investment income	6,724,847	17,160,973	22,989,221	12,258,978	6,585,439

EXPENSES (Note 2)
Investment advisory fees	725,245	2,019,704	3,161,333	1,918,836	1,163,948

Total expenses	725,245	2,019,704	3,161,333	1,918,836	1,163,948
Less investment advisory fees waived	(705,820)	(1,958,427)	(3,044,450)	(1,835,917)	(1,104,688)

Net expenses	19,425	61,277	116,883	82,919	59,260

Net investment income	6,705,422	17,099,696	22,872,338	12,176,059	6,526,179

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from sale of investments in unaffiliated issuers	1,850	10,261	13,853	6,612	12,242
Net realized gain from sale of investments in affiliated issuers(a)	758,064	1,477,255	1,695,224	1,283,308	898,117
Net realized gain allocated from Master Portfolios	1,305,346	5,814,636	15,873,044	11,596,547	8,561,455
Net realized gain on foreign currency transactions	—	19	4	17	—
Net change in unrealized appreciation (depreciation) of investments	2,522,349	10,022,232	22,017,109	16,152,224	10,779,663
Net change in unrealized appreciation (depreciation) allocated from Master Portfolios	(1,009,411)	(173,395)	5,183,113	6,584,677	5,977,225
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(439)	(1,291)	(3,618)	(1,378)	(1,150)

Net realized and unrealized gain	3,577,759	17,149,717	44,778,729	35,622,007	26,227,552

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,283,181	$34,249,413	$67,651,067	$47,798,066	$32,753,731

(a)	The Master Portfolios’ investment adviser is an affiliate of the issuers. See Note 2.
(b)	Includes income earned from issuers of which the Master Portfolios’ investment adviser is an affiliate. See Note 2.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2005

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
NET INVESTMENT INCOME
Dividends from unaffiliated issuers(a)	$19,186,573	$—
Interest from unaffiliated issuers	14,939	36,815,684
Interest from affiliated issuers(b)	157,842	4,053,886
Securities lending income(c)	62,217	162,324

Total investment income	19,421,571	41,031,894

EXPENSES
Investment advisory fees (Note 2)	2,619,386	2,259,038
Administration fees (Note 2)	1,047,754	903,616
Interest expense on short sales	—	16,989

Total expenses	3,667,140	3,179,643

Net investment income	15,754,431	37,852,251

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from sale of investments in unaffiliated issuers	49,213,750	(5,193,987)
Net realized gain (loss) on futures contracts	204,107	(645,701)
Net realized loss on swap contracts	—	(843,804)
Net change in unrealized appreciation (depreciation) of investments	30,000,781	(14,032,269)
Net change in unrealized appreciation (depreciation) of futures contracts	(152,447)	715,345
Net change in unrealized appreciation (depreciation) of securities sold short	—	(340,682)
Net change in unrealized appreciation (depreciation) of swap contracts	—	367,573

Net realized and unrealized gain (loss)	79,266,191	(19,973,525)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$95,020,622	$17,878,726

(a)	Net of foreign withholding tax of $828 and $ —, respectively.
(b)	The Master Portfolios’ investment adviser is an affiliate of the issuers. See Note 2.
(c)	Includes income earned from issuers of which the Master Portfolios’ investment adviser is an affiliate. See Note 2.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	LifePath Retirement Master Portfolio		LifePath 2010 Master Portfolio
	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2005	For the year ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$6,705,422	$4,064,479	$17,099,696	$9,521,401
Net realized gain	2,065,260	6,723,311	7,302,171	19,706,190
Net change in unrealized appreciation (depreciation)	1,512,499	1,295,008	9,847,546	6,868,671

Net increase in net assets resulting from operations	10,283,181	12,082,798	34,249,413	36,096,262

Interestholder transactions:
Contributions	92,431,167	165,649,858	241,472,922	381,914,274
Withdrawals	(52,923,002)	(98,229,192)	(102,507,218)	(163,689,096)

Net increase in net assets resulting from interestholder transactions	39,508,165	67,420,666	138,965,704	218,225,178

Increase in net assets	49,791,346	79,503,464	173,215,117	254,321,440
NET ASSETS:
Beginning of year	180,873,640	101,370,176	492,776,645	238,455,205

End of year	$230,664,986	$180,873,640	$665,991,762	$492,776,645

	LifePath 2020 Master Portfolio		LifePath 2030 Master Portfolio
	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2005	For the year ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$22,872,338	$14,874,419	$12,176,059	$7,469,272
Net realized gain	17,582,125	19,502,624	12,886,484	33,016,584
Net change in unrealized appreciation (depreciation)	27,196,604	37,235,104	22,735,523	5,172,895

Net increase in net assets resulting from operations	67,651,067	71,612,147	47,798,066	45,658,751

Interestholder transactions:
Contributions	396,332,869	537,563,465	281,688,243	341,379,439
Withdrawals	(124,842,737)	(354,707,063)	(85,036,609)	(179,195,644)

Net increase in net assets resulting from interestholder transactions	271,490,132	182,856,402	196,651,634	162,183,795

Increase in net assets	339,141,199	254,468,549	244,449,700	207,842,546
NET ASSETS:
Beginning of year	725,948,422	471,479,873	432,294,835	224,452,289

End of year	$1,065,089,621	$725,948,422	$676,744,535	$432,294,835

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	LifePath 2040 Master Portfolio
	For the year ended December 31, 2005	For the year ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$6,526,179	$4,098,676
Net realized gain	9,471,814	4,988,726
Net change in unrealized appreciation (depreciation)	16,755,738	19,707,923

Net increase in net assets resulting from operations	32,753,731	28,795,325

Interestholder transactions:
Contributions	245,110,300	196,012,271
Withdrawals	(76,545,321)	(152,070,048)

Net increase in net assets resulting from interestholder transactions	168,564,979	43,942,223

Increase in net assets	201,318,710	72,737,548
NET ASSETS:
Beginning of year	234,610,863	161,873,315

End of year	$435,929,573	$234,610,863

	Active Stock Master Portfolio		CoreAlpha Bond Master Portfolio
	For the year ended December 31, 2005	For the period March 15, 2004 (a) to December 31, 2004	For the year ended December 31, 2005	For the period March 15, 2004 (a) to December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$15,754,431	$10,779,499	$37,852,251	$16,778,720
Net realized gain (loss)	49,417,857	20,580,275	(6,683,492)	(3,269,330)
Net change in unrealized appreciation (depreciation)	29,848,334	61,168,229	(13,290,033)	577,649

Net increase in net assets resulting from operations	95,020,622	92,528,003	17,878,726	14,087,039

Interestholder transactions:
Contributions	275,385,000	982,486,302	363,341,556	868,565,757
Withdrawals	(36,000,000)	(221,207,430)	(19,545,000)	(158,745,747)

Net increase in net assets resulting from interestholder transactions	239,385,000	761,278,872	343,796,556	709,820,010

Increase in net assets	334,405,622	853,806,875	361,675,282	723,907,049
NET ASSETS:
Beginning of period	853,806,875	—	723,907,049	—

End of period	$1,188,212,497	$853,806,875	$1,085,582,331	$723,907,049

(a)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. As of December 31, 2005, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Active Stock and CoreAlpha Bond Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

Under MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

RESTRUCTURING OF THE LIFEPATH MASTER PORTFOLIOS

As of March 15, 2004, the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios (each, a “LifePath Master Portfolio,” collectively, the “LifePath Master Portfolios”) converted to a fund-of-funds structure. Consequently, as of March 15, 2004, each LifePath Master Portfolio seeks to achieve its investment objective by investing in a combination of stock, bond and money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive investment strategy. The Underlying Funds are advised by Barclays Global Fund Advisors (“BGFA”), and include the Active Stock and CoreAlpha Bond Master Portfolios, the Barclays Global Investors Funds Institutional Money Market Fund and exchange-traded funds in the iShares® family of funds.

SECURITY VALUATION

The securities and other assets of each Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the “Board”).

The value of each LifePath Master Portfolio’s investment in each of the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio reflects that LifePath Master Portfolio’s proportionate interest in the net assets of that Master Portfolio. As of December 31, 2005, the interests of the Active Stock and CoreAlpha Bond Master Portfolios held by each LifePath Master Portfolio were as follows:

Master Portfolio	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
LifePath Retirement	3.84%	13.74%
LifePath 2010	14.99	32.98
LifePath 2020	34.46	35.18
LifePath 2030	26.51	13.71
LifePath 2040	20.20	4.39

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

Each LifePath Master Portfolio records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Active Stock and CoreAlpha Bond Master Portfolios. In addition, each LifePath Master Portfolio accrues its own expenses.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Master Portfolios are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Master Portfolios as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of December 31, 2005, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes for the Master Portfolios were as follows:

Master Portfolio	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
LifePath Retirement(a)	$36,431,724	$5,719,694	$—	$5,719,694
LifePath 2010(a)	133,373,584	21,360,987	—	21,360,987
LifePath 2020(a)	289,467,483	43,896,748	—	43,896,748
LifePath 2030(a)	195,844,901	30,954,348	—	30,954,348
LifePath 2040(a)	141,122,970	19,233,353	—	19,233,353
Active Stock	1,214,209,405	119,821,656	(35,597,125)	84,224,531
CoreAlpha Bond	1,278,826,172	3,165,099	(16,767,630)	(13,602,531)

(a)	Tax cost information does not include investments in the underlying Master Portfolios.

FUTURES CONTRACTS

The Active Stock and CoreAlpha Bond Master Portfolios may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

futures contract, a Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Master Portfolio as receivables or payables in the accompanying Statements of Assets and Liabilities. When the contract is closed, the Master Portfolio records a “realized gain (loss) on futures contracts” in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the U.S. Securities and Exchange Commission (“SEC”), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equity securities in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for futures contracts may exceed the amount reflected in the financial statements.

The Active Stock and CoreAlpha Bond Master Portfolios have pledged to brokers U.S. Treasury Bills or U.S. Treasury Notes with face amounts of $350,000 and $1,103,000, respectively, for initial margin requirements.

WHEN ISSUED/TBA TRANSACTIONS

The CoreAlpha Bond Master Portfolio may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions or if the counterparty fails to complete the transaction. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover, higher transaction costs and to allocate larger short-term capital gains to interestholders.

REPURCHASE AGREEMENTS

Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

SWAP AGREEMENTS

The CoreAlpha Bond Master Portfolio may enter into index and interest-rate swap transactions. Index swaps involve the exchange by the Master Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include, but are not limited to, dividends or income. Interest-rate swaps involve the exchange by the Master Portfolio with another party of their respective commitments to pay or receive interest. If the Master Portfolio enters into a swap transaction, cash or securities may be posted by or to the Master Portfolio as collateral in accordance with the terms of the swap agreement. Upon early termination of a swap agreement due to an event of default or termination event with respect to the Master Portfolio or the other party, the risk of loss to the Master Portfolio would generally be limited to the net amount of payments that the Master Portfolio is contractually obligated to make if, after exercising in accordance with the swap agreement the rights with respect to early close-out of the swap transaction or swap transactions, it is determined that the Master Portfolio would be obligated to make a net payment with respect to the swap transaction or swap transactions. In the event the other party to the swap transaction or swap transactions is to owe a net amount to the Master Portfolio upon an early termination of the swap agreement as described above, the Master Portfolio could be exposed to the risk of loss in the event that any collateral held by the Master Portfolio would be insufficient. As of December 31, 2005, the Master Portfolio did not hold any index swap contracts. Details of interest-rate swaps held by the Master Portfolio as of December 31, 2005 are included in its Schedule of Investments.

The CoreAlpha Bond Master Portfolio may also enter into credit default swaps to protect against credit risks associated with securities issued by or loans entered into by certain companies (each, as used in this discussion, a “reference entity”

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

in the case of a particular company and an “Obligation” in the case of a loan or security) and to sell protection to a counterparty against credit risks associated with certain reference entities. In a cash-settled credit default swap where the Master Portfolio is buying protection, the Master Portfolio makes a stream of fixed payments to the counterparty in exchange for the right to receive compensation for the loss in market value of the designated Obligation that is being hedged, in the event the reference entity experiences a credit event, such as a material loan or bond default, restructuring or bankruptcy. In a cash-settled credit default swap where the Master Portfolio is selling protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving the fixed premium over the life of the transaction. Alternatively, if the credit default swap were to be physically settled, the counterparty, as seller of protection, would agree that if a specified credit event occurs, it would take delivery of an Obligation specified by the Master Portfolio and pay to the Master Portfolio an amount equal to the notional amount of the transaction. In exchange for this risk protection, the Master Portfolio would pay the counterparty a fixed premium over the specified life of the credit default swap. In instances where the Master Portfolio sells protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving a fixed premium over the life of the credit default swap. The Master Portfolio would be required to compensate the counterparty for loss in the market value of the designated Obligation if the reference entity suffered a credit event and the credit default swap were to be cash-settled. In the event that the transaction were to be physically settled on the occurrence of a specified credit event with respect to the reference entity, the Master Portfolio would be required to take physical delivery of an Obligation specified at the time of the occurrence of the relevant credit event and would pay to the counterparty an amount equal to notional amount of the transaction. Details of credit default swaps held by the Master Portfolio as of December 31, 2005 are included in its Schedule of Investments.

OPTIONS ON SWAP AGREEMENTS

The CoreAlpha Bond Master Portfolio may write (sell) and purchase put and call options on swaps. An option on a swap (commonly referred to as a “swaption”) is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap transaction at some designated future time on specified terms as described in the swaption. Depending on the terms of the particular swaption, the Master Portfolio may incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Master Portfolio purchases a swaption, it risks losing only the amount of the premium it has paid if the Master Portfolio decides to let the swaption expire unexercised. When the Master Portfolio writes a swaption, upon exercise of the swaption, the Master Portfolio becomes obligated according to the terms of the underlying agreement. Details of swaptions held by the Master Portfolio as of December 31, 2005 are included in its Schedule of Investments.

SHORT SALES

The CoreAlpha Bond Master Portfolio may make short sales of securities as part of its overall portfolio management strategies or to offset potential declines in long positions in similar securities. A short sale involves the sale of securities, with the ultimate obligation to deliver these securities. To make delivery to the buyer of the securities, the seller purchases or borrows the securities to offset the short obligation. When making a short sale, the Master Portfolio must cover its position. Short sales expose the Master Portfolio to the risk that it will be required to acquire, convert or exchange securities to replace the securities sold short at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Master Portfolio. The successful use of short selling may be adversely affected by an imperfect correlation between movements in the price of the security sold short and the securities being hedged. The amount at risk for short sales may exceed the amount reflected in the financial statements. Details of short sales held by the Master Portfolio as of December 31, 2005 are included in its Schedule of Investments.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with each Master Portfolio, BGFA provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC.

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

For its investment advisory services to the following Master Portfolios, BGFA is entitled to receive an annual investment advisory fee based on the average daily net assets for each Master Portfolio as follows:

Master Portfolio	Investment Advisory Fee
LifePath Retirement	0.35%
LifePath 2010	0.35
LifePath 2020	0.35
LifePath 2030	0.35
LifePath 2040	0.35
Active Stock	0.25
CoreAlpha Bond	0.25

BGFA has agreed to waive investment advisory fees charged to the LifePath Master Portfolios in an amount equal to investment advisory fees and administration fees, if any, charged to the Underlying Funds. For the year ended December 31, 2005, BGFA waived investment advisory fees as follows:

Master Portfolio	Waived Investment Advisory Fees
LifePath Retirement	$705,820
LifePath 2010	1,958,427
LifePath 2020	3,044,450
LifePath 2030	1,835,917
LifePath 2040	1,104,688

MIP has entered into an administration services arrangement with Barclays Global Investors, N.A. (“BGI”) which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the LifePath Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the LifePath Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the LifePath Master Portfolios. BGI is entitled to receive a monthly fee for administration services from each of the Active Stock and CoreAlpha Bond Master Portfolios at an annual rate of 0.10% of their respective average daily net assets. BGI may delegate certain of its administration duties to sub-administrators.

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolios. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from BGI for its services as sub-administrator of the Master Portfolios.

SEI Investment Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

Pursuant to an exemptive order issued by the SEC, BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolios’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended December 31, 2005, BGI earned securities lending agent fees as follows:

Master Portfolio	Securities Lending Agent Fees
LifePath Retirement	$24,190
LifePath 2010	91,085
LifePath 2020	196,855
LifePath 2030	109,331
LifePath 2040	66,343
Active Stock	62,217
CoreAlpha Bond	162,324

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolios. For the year ended December 31, 2005, BGIS did not receive any brokerage commissions from the Master Portfolios.

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

Pursuant to Rule 17a-7 under the 1940 Act, the Active Stock Master Portfolio executed cross trades for the year ended December 31, 2005. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter, for compliance with the requirements and restrictions set forth by Rule 17a-7.

Pursuant to an exemptive order issued by the SEC, each Master Portfolio may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Master Portfolios’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios from temporary cash investments or from investment of securities lending collateral are recorded as either interest from affiliated issuers or securities lending income, respectively, in the accompanying Master Portfolios’ Statements of Operations.

The Master Portfolios may invest in the shares of exchange-traded funds (“ETFs”), including shares of ETFs of which BGI is an affiliate, to obtain exposure to the bond and stock markets while maintaining flexibility to meet the liquidity needs of the Master Portfolios.

The following table provides information about the investment by each Master Portfolio in shares of issuers of which BGFA is an affiliate, other than the Active Stock and CoreAlpha Bond Master Portfolios, for the year ended December 31, 2005, including income earned from these affiliated issuers and net realized capital gains (losses) from sales of these affiliated issuers.

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Dividend and Interest Income	Net Realized Gain (Losss)
LifePath Retirement
IMMF	1,282	286,998	286,357	1,923	$1,923,052	$36,146	$—
iShares MSCI EAFE Index Fund(a)	291	88	31	348	20,707,183	380,837	294,683
iShares Russell 2000 Index Fund(b)	66	30	96	—	—	20,584	173,452
iShares S&P 500 Index Fund	—	45	45	—	—	408	(9,576)
iShares S&P MidCap 400 Index Fund(b)	64	72	10	126	9,307,730	82,369	116,318
iShares S&P SmallCap 600 Index Fund(a)	—	137	53	84	4,877,453	28,082	183,187
LifePath 2010
IMMF	3,359	762,891	761,514	4,736	4,735,755	95,882	—
iShares MSCI EAFE Index Fund(a)	1,080	247	18	1,309	77,817,026	1,452,287	161,840
iShares Russell 2000 Index Fund(b)	214	85	299	—	—	63,570	603,503
iShares S&P 500 Index Fund	—	231	231	—	—	16,305	18,723
iShares S&P MidCap 400 Index Fund(b)	198	243	21	420	31,005,668	265,484	265,025
iShares S&P SmallCap 600 Index Fund(a)	—	405	138	267	15,410,925	91,966	428,164

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Dividend and Interest Income	Net Realized Gain (Loss)
LifePath 2020
IMMF	4,950	1,366,577	1,363,858	7,669	$7,668,859	$168,482	$—
iShares MSCI EAFE Index Fund(a)	2,133	809	60	2,882	171,355,455	3,175,506	490,634
iShares Russell 2000 Index Fund(b)	344	197	541	—	—	112,800	918,896
iShares S&P 500 Index Fund	—	722	722	—	—	51,756	(527,888)
iShares S&P MidCap 400 Index Fund(b)	316	499	—	815	60,175,782	504,208	—
iShares S&P SmallCap 600 Index Fund(a)	—	720	195	525	30,361,415	172,464	813,582
LifePath 2030
IMMF	3,255	930,370	926,900	6,725	6,724,758	116,802	—
iShares MSCI EAFE Index Fund(a)	1,518	738	50	2,206	131,175,766	2,424,240	375,253
iShares Russell 2000 Index Fund(b)	222	137	359	—	—	73,732	582,191
iShares S&P 500 Index Fund	—	717	717	—	—	82,975	(211,570)
iShares S&P MidCap 400 Index Fund(b)	206	393	3	596	44,013,065	351,128	27,735
iShares S&P SmallCap 600 Index Fund(a)	—	522	143	379	21,920,303	120,824	509,699
LifePath 2040
IMMF	1,776	727,524	724,821	4,479	4,478,589	98,880	—
iShares MSCI EAFE Index Fund(a)	876	649	56	1,469	87,364,875	1,616,525	412,422
iShares Russell 2000 Index Fund(b)	134	100	234	—	—	46,738	334,360
iShares S&P 500 Index Fund	—	809	809	—	—	58,353	(373,791)
iShares S&P MidCap 400 Index Fund(b)	124	335	21	438	32,334,953	246,557	273,875
iShares S&P SmallCap 600 Index Fund(a)	—	347	70	277	16,013,606	84,924	251,251
Active Stock
IMMF	4,370	1,116,208	1,114,900	5,678	5,678,236	148,109	—
CoreAlpha Bond
IMMF	92,515	31,601,881	31,614,843	79,553	79,553,299	4,053,886	—

(a)	Shares were adjusted to reflect a 3:1 stock split effective June 9, 2005.
(b)	Shares were adjusted to reflect a 2:1 stock split effective June 9, 2005.

During the year ended December 31, 2005, the Master Portfolios invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Master Portfolio does not include the Master Portfolio’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

Certain officers and trustees of MIP are also officers of BGI. As of December 31, 2005, these officers of BGI collectively owned less than 1% of the Master Portfolios’ outstanding beneficial interests.

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

3. INVESTMENT PORTFOLIO TRANSACTIONS

Investment transactions (excluding short-term investments and investments in any underlying Master Portfolios) for the Master Portfolios for the year ended December 31, 2005 were as follows:

	U.S. Government Obligations		Other Securities
Master Portfolio	Purchases	Sales	Purchases	Sales
LifePath Retirement	$—	$—	$62,826,920	$22,137,432
LifePath 2010	—	—	210,741,466	69,720,111
LifePath 2020	—	—	424,044,391	150,645,124
LifePath 2030	—	—	330,361,150	131,596,174
LifePath 2040	—	—	295,552,120	125,708,523
Active Stock	—	—	814,789,331	565,895,884
CoreAlpha Bond	2,349,398,409	2,162,222,648	438,961,818	241,285,488

4. PORTFOLIO SECURITIES LOANED

Each Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of December 31, 2005, the Master Portfolios had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities and non-U.S. Government debt securities. Income from the joint account is allocated daily to each Master Portfolio, based on each Master Portfolio’s portion of the total cash collateral received. The market value of the securities on loan as of December 31, 2005 and the value of the related collateral are disclosed in the Master Portfolios’ Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Master Portfolios’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

5. FINANCIAL HIGHLIGHTS

Financial highlights for each of the Master Portfolios were as follows:

Master Portfolio	Year Ended December 31, 2005	Year Ended December 31, 2004 (a)		Year Ended December 31, 2003	Period Ended December 31, 2002 (b)		Year Ended February 28, 2002		Year Ended February 28, 2001
LifePath Retirement
Ratio of expenses to average net assets(c)(d)	0.31%	0.31%		0.35%	0.35%		0.46%		0.55%
Ratio of expenses to average net assets prior to waived fees(c)(e)	0.65%	0.60%		n/a	n/a		n/a		n/a
Ratio of net investment income to average net assets(c)(d)	3.24%	2.46%		2.27%	2.98%		3.73	%(f)	4.40%
Ratio of net investment income to average net assets prior to waived fees(c)(e)	2.90%	2.17%		n/a	n/a		n/a		n/a
Portfolio turnover rate(g)	11%	138	%(h)	29%	56%		116%		58%
Total return	4.82%	6.85%		12.45%	(1.36	)%(i)	2.68%		6.56%

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

Master Portfolio	Year Ended December 31, 2005	Year Ended December 31, 2004 (a)		Year Ended December 31, 2003	Period Ended December 31, 2002 (b)		Year Ended February 28, 2002		Year Ended February 28, 2001
LifePath 2010
Ratio of expenses to average net assets(c)(d)	0.30%	0.30%		0.35%	0.35%		0.46%		0.55%
Ratio of expenses to average net assets prior to waived fees(c)(e)	0.64%	0.59%		n/a	n/a		n/a		n/a
Ratio of net investment income to average net assets(c)(d)	2.96%	2.32%		2.12%	2.49%		3.11	%(f)	3.49%
Ratio of net investment income to average net assets prior to waived fees(c)(e)	2.62%	2.03%		n/a	n/a		n/a		n/a
Portfolio turnover rate(g)	12%	130	%(h)	23%	72%		86%		54%
Total return	5.70%	7.88%		16.16%	(6.43	)%(i)	(0.70)%		2.13%
LifePath 2020
Ratio of expenses to average net assets(c)(d)	0.28%	0.29%		0.35%	0.35%		0.44%		0.55%
Ratio of expenses to average net assets prior to waived fees(c)(e)	0.62%	0.57%		n/a	n/a		n/a		n/a
Ratio of net investment income to average net assets(c)(d)	2.53%	2.05%		2.04%	2.14%		2.23	%(f)	2.38%
Ratio of net investment income to average net assets prior to waived fees(c)(e)	2.19%	1.77%		n/a	n/a		n/a		n/a
Portfolio turnover rate(g)	17%	140	%(h)	23%	67%		86%		39%
Total return	7.04%	9.77%		21.11%	(10.18	)%(i)	(4.99)%		(3.14)%
LifePath 2030
Ratio of expenses to average net assets(c)(d)	0.26%	0.28%		0.35%	0.35%		0.46%		0.55%
Ratio of expenses to average net assets prior to waived fees(c)(e)	0.60%	0.56%		n/a	n/a		n/a		n/a
Ratio of net investment income to average net assets(c)(d)	2.22%	1.93%		1.98%	1.81%		1.74	%(f)	1.72%
Ratio of net investment income to average net assets prior to waived fees(c)(e)	1.88%	1.65%		n/a	n/a		n/a		n/a
Portfolio turnover rate(g)	24%	138	%(h)	32%	68%		53%		27%
Total return	8.13%	11.28%		24.36%	(13.05	)%(i)	(7.82)%		(5.59)%
LifePath 2040
Ratio of expenses to average net assets(c)(d)	0.26%	0.28%		0.35%	0.35%		0.49%		0.55%
Ratio of expenses to average net assets prior to waived fees(c)(e)	0.59%	0.56%		n/a	n/a		n/a		n/a
Ratio of net investment income to average net assets(c)(d)	1.96%	1.74%		1.86%	1.57%		1.13	%(f)	0.90%
Ratio of net investment income to average net assets prior to waived fees(c)(e)	1.63%	1.46%		n/a	n/a		n/a		n/a
Portfolio turnover rate(g)	38%	147	%(h)	29%	62%		15%		20%
Total return	8.74%	11.93%		28.14%	(15.63	)%(i)	(10.48)%		(10.41)%
Active Stock
Ratio of expenses to average net assets(c)	0.35%	0.35%		n/a	n/a		n/a		n/a
Ratio of net investment income to average net assets(c)	1.50%	1.57%		n/a	n/a		n/a		n/a
Portfolio turnover rate(g)	54%	70%		n/a	n/a		n/a		n/a
Total return	8.79%	10.40	%(i)	n/a	n/a		n/a		n/a
CoreAlpha Bond
Ratio of expenses to average net assets(c)	0.35%	0.35%		n/a	n/a		n/a		n/a
Ratio of net investment income to average net assets(c)	4.19%	3.08%		n/a	n/a		n/a		n/a
Portfolio turnover rate(g)	270%	313%		n/a	n/a		n/a		n/a
Total return	1.98%	1.30	%(i)	n/a	n/a		n/a		n/a

(a)	For the period from March 15, 2004 (commencement of operations) to December 31, 2004 for the Active Stock and CoreAlpha Bond Master Portfolios.

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

(b)	For the ten months ended December 31, 2002. The LifePath Master Portfolios changed their fiscal year-end from February 28 to December 31.
(c)	Annualized for periods of less than one year.
(d)	Ratio includes the LifePath Master Portfolio’s pro rata portion of the expenses of the underlying Master Portfolios and reflects BGFA’s voluntary waiver of investment advisory fees charged to the LifePath Master Portfolio in an amount equal to investment advisory fees and administration fees, if any, charged to the Underlying Funds, including the underlying Master Portfolios.
(e)	Ratio includes the LifePath Master Portfolio’s pro rata portion of the expenses of the underlying Master Portfolios.
(f)	Effective March 1, 2001, the LifePath Master Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratio of net investment income to average net assets for the LifePath Master Portfolios for the year ended February 28, 2002. Ratios for the periods prior to March 1, 2001 have not been adjusted to reflect this change in policy.
(g)	Portfolio turnover rates include in-kind transactions, if any.
(h)	Portfolio turnover rate reflects the restructure of the LifePath Master Portfolio to a fund-of-funds structure.
(i)	Not annualized.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Interestholders and Board of Trustees of Master Investment Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the LifePath Retirement Master Portfolio, LifePath 2010 Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio, Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio, each a portfolio of Master Investment Portfolio (the “Master Portfolios”), at December 31, 2005, and the results of each of their operations for the year then ended and the changes in each of their net assets and their financial highlights for each of the periods presented after February 28, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolios’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

The financial highlights of the Portfolios as of February 28, 2001 and for the year then ended were audited by other auditors, whose report dated April 13, 2001 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2006

MASTER INVESTMENT PORTFOLIO

TRUSTEE INFORMATION — UNAUDITED

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. The Trustees and Officers of Master Investment Portfolio (“MIP”) also serve as the Trustees and Officers of Barclays Global Investors Funds (“BGIF”). Please see the Trustees Information for BGIF (found elsewhere in this report), for information regarding the Trustees and Officers of MIP.

Additional information about MIP’s Trustees may be found in Part B of each Master Portfolio’s Registration Statement, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

The LifePath® Portfolios (Funds) are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the Master Portfolios, in which each Fund invests all of its assets. Barclays Global Investors Services (BGIS) assists in the marketing of the Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1 877 244 1544, and on the Securities and Exchange Commission's website at www.sec.gov.

Information about how the Master Portfolio in which each Fund invests voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2005 is available without charge, upon request, by calling toll-free 1 877 244 1544, and on the Securities and Exchange Commission's website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1 800 SEC 0330.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGF-AR-LP1205

BARCLAYS GLOBAL INVESTORS

BARCLAYS

2005 ANNUAL REPORT TO SHAREHOLDERS | DECEMBER 31, 2005

GOVERNMENT MONEY MARKET FUND

INSTITUTIONAL MONEY MARKET FUND

PRIME MONEY MARKET FUND

TREASURY MONEY MARKET FUND

INSTITUTIONAL SHARES

BGICash *from* BARCLAYS GLOBAL INVESTORS

BARCLAYS GLOBAL INVESTORS FUNDS

Shareholder Expenses

As a shareholder of a Barclays Global Investors Fund, you incur ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Fund	Beginning Account Value (July 1, 2005)	Ending Account Value (December 31, 2005)	Annualized Expense Ratio(a)	Expenses Paid During Period (b) (July 1 to December 31, 2005)
Government Money Market
Institutional Shares
Actual	$1,000.00	$1,018.90	0.03%	$0.15
Hypothetical (5% return before expenses)	1,000.00	1,025.03	0.03	0.15
Institutional Money Market
Institutional Shares
Actual	1,000.00	1,019.00	0.08	0.41
Hypothetical (5% return before expenses)	1,000.00	1,024.81	0.08	0.41
Prime Money Market
Institutional Shares
Actual	1,000.00	1,018.80	0.10	0.51
Hypothetical (5% return before expenses)	1,000.00	1,024.71	0.10	0.51
Treasury Money Market
Institutional Shares
Actual	1,000.00	1,032.00	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,025.21	0.00	0.00

(a)	This ratio includes expenses charged to the corresponding Master Portfolio and includes investment advisory and administration fees voluntarily waived during the period.
(b)	Expenses are calculated using each Fund’s annualized expense ratio of the Institutional Shares (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

1

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2005

	Government Money Market Fund	Institutional Money Market Fund	Prime Money Market Fund	Treasury Money Market Fund
ASSETS
Investments:
In corresponding Master Portfolio, at value (Note 1)	$394,466,966	$5,411,656,356	$9,870,959,765	$103,493,497

Total Assets	394,466,966	5,411,656,356	9,870,959,765	103,493,497

LIABILITIES
Payables:
Distribution to shareholders	1,195,056	19,546,725	33,699,305	397,552
Administration fees (Note 2)	13,486	100,339	242,194	622
Distribution fees – Aon Captives Shares (Note 2)	—	20,025	—	—

Total Liabilities	1,208,542	19,667,089	33,941,499	398,174

NET ASSETS	$393,258,424	$5,391,989,267	$9,837,018,266	$103,095,323

Net assets consist of:
Paid-in capital	$393,258,424	$5,391,955,951	$9,836,998,750	$103,095,323
Undistributed net investment income	—	3,747	13,322	—
Undistributed net realized gain	—	29,569	6,194	—

NET ASSETS	$393,258,424	$5,391,989,267	$9,837,018,266	$103,095,323

Aon Captives Shares
Net Assets	$—	$77,898,550	$—	$—

Shares outstanding	—	77,897,975	—	—

Net asset value and offering price per share	$—	$1.00	$—	$—

Institutional Shares
Net Assets	$169,200,207	$3,485,876,124	$6,521,818,007	$100,342,539

Shares outstanding	169,200,207	3,485,858,584	6,521,801,171	100,342,539

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Premium Shares
Net Assets	$183,242,766	$1,803,170,990	$3,233,738,277	$2,546,403

Shares outstanding	183,242,766	1,803,159,587	3,233,735,056	2,546,403

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Select Shares
Net Assets	$40,712,298	$24,940,220	$81,358,616	$103,339

Shares outstanding	40,712,298	24,940,211	81,359,157	103,339

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Trust Shares
Net Assets	$103,153	$103,383	$103,366	$103,042

Shares outstanding	103,153	103,383	103,366	103,042

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

The accompanying notes are an integral part of these financial statements.

2

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2005

	Government Money Market Fund	Institutional Money Market Fund	Prime Money Market Fund	Treasury Money Market Fund
NET INVESTMENT INCOME ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Interest	$29,369,301	$218,145,682	$412,793,534	$685,155
Expenses(a)	(121,718)	(3,442,469)	(9,771,810)	—

Net investment income allocated from corresponding Master Portfolio	29,247,583	214,703,213	403,021,724	685,155

FUND EXPENSES (Note 2)
Administration fees	288,345	2,559,241	5,282,707	5,000
Distribution fees – Aon Captives Shares	—	95,721	—	—

Total fund expenses	288,345	2,654,962	5,282,707	5,000
Less administration fees waived	(163,899)	(1,312,234)	(2,322,017)	(3,428)

Net fund expenses	124,446	1,342,728	2,960,690	1,572

Net investment income	29,123,137	213,360,485	400,061,034	683,583

REALIZED GAIN (LOSS) ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Net realized gain	—	32,325	8,607	—

Net realized gain	—	32,325	8,607	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,123,137	$213,392,810	$400,069,641	$683,583

(a)	Net of investment advisory fee waivers by the Master Portfolios’ investment adviser in the amounts of $799,065, $3,129,635, $2,766,658, and $17,151, respectively.

The accompanying notes are an integral part of these financial statements.

3

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Fund		Institutional Money Market Fund
	For the year ended December 31, 2005	For the period September 1, 2004(a) to December 31, 2004	For the year ended December 31, 2005	For the year ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$29,123,137	$2,579,760	$213,360,485	$67,218,571
Net realized gain (loss)	—	—	32,325	(2,753)

Net increase in net assets resulting from operations	29,123,137	2,579,760	213,392,810	67,215,818

Distributions to shareholders:
From net investment income:
Aon Captives Shares	—	—	(2,943,319)	(1,141,062)
Institutional Shares	(22,103,787)	(2,578,006)	(129,993,058)	(54,192,310)
Premium Shares	(6,585,019)	(622)	(79,980,794)	(11,848,951)
Select Shares	(431,372)	(605)	(440,285)	(35,557)
Trust Shares	(2,959)	(527)	(2,975)	(745)

	(29,123,137)	(2,579,760)	(213,360,431)	(67,218,625)

Total distributions to shareholders	(29,123,137)	(2,579,760)	(213,360,431)	(67,218,625)

Capital share transactions (Note 3):
Aon Captives Shares	—	—	(28,534,415)	51,033,638
Institutional Shares	(278,900,244)	448,100,451	(138,646,363)	(373,719,853)
Premium Shares	183,142,328	100,438	585,770,940	927,289,984
Select Shares	40,611,873	100,425	18,227,811	6,712,400
Trust Shares	2,785	100,368	2,796	100,587

Net increase (decrease) in net assets resulting from capital share transactions	(55,143,258)	448,401,682	436,820,769	611,416,756

Increase (decrease) in net assets	(55,143,258)	448,401,682	436,853,148	611,413,949
NET ASSETS:
Beginning of period	448,401,682	—	4,955,136,119	4,343,722,170

End of period	$393,258,424	$448,401,682	$5,391,989,267	$4,955,136,119

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$—	$—	$3,747	$(54)

(a)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

4

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Prime Money Market Fund		Treasury Money Market Fund
	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2005	For the period September 1, 2004(a) to December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$400,061,034	$84,316,610	$683,583	$2,274
Net realized gain	8,607	55,136	—	—

Net increase in net assets resulting from operations	400,069,641	84,371,746	683,583	2,274

Distributions to shareholders:
From net investment income:
Institutional Shares	(231,155,121)	(54,101,221)	(590,271)	(609)
Premium Shares	(166,418,165)	(29,887,264)	(87,324)	(592)
Select Shares	(2,484,802)	(327,158)	(3,114)	(575)
Trust Shares	(2,946)	(753)	(2,874)	(498)

	(400,061,034)	(84,316,396)	(683,583)	(2,274)

From net realized gain:
Institutional Shares	—	(32,824)	—	—
Premium Shares	—	(11,403)	—	—

	—	(44,227)	—	—

Total distributions to shareholders	(400,061,034)	(84,360,623)	(683,583)	(2,274)

Capital share transactions (Note 3):
Institutional Shares	520,868,715	3,033,857,069	100,242,105	100,434
Premium Shares	(2,013,369,862)	4,282,862,178	2,445,981	100,422
Select Shares	(88,977,243)	170,336,400	2,930	100,409
Trust Shares	2,775	100,591	2,691	100,351

Net increase (decrease) in net assets resulting from capital share transactions	(1,581,475,615)	7,487,156,238	102,693,707	401,616

Increase (decrease) in net assets	(1,581,467,008)	7,487,167,361	102,693,707	401,616
NET ASSETS:
Beginning of period	11,418,485,274	3,931,317,913	401,616	—

End of period	$9,837,018,266	$11,418,485,274	$103,095,323	$401,616

Undistributed net investment income included in net assets at end of period	$13,322	—	—	—

(a)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

5

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Government Money Market Fund — Institutional Shares
	Year ended Dec. 31, 2005	Period from Sep. 1, 2004 (a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00	$1.00

Income from investment operations:
Net investment income	0.03	0.01

Total from investment operations	0.03	0.01

Less distributions from:
Net investment income	(0.03)	(0.01)

Total distributions	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00

Total return	3.28%	0.64	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$169,200	$448,100
Ratio of expenses to average net assets(c)	0.03%	0.00%
Ratio of expenses to average net assets prior to waived fees(c)	0.12%	0.12%
Ratio of net investment income to average net assets(c)	3.04%	1.93%
Ratio of net investment income to average net assets prior to waived fees(c)	2.95%	1.81%

	Institutional Money Market Fund — Institutional Shares
	Year ended Dec. 31, 2005		Year ended Dec. 31, 2004		Year ended Dec. 31, 2003		Year ended Dec. 31, 2002		Year ended Dec. 31, 2001
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:
Net investment income	0.03		0.01		0.01		0.02		0.04
Net realized gain (loss)	(0.00	)(d)	(0.00	)(d)	0.00	(d)	—		—

Total from investment operations	0.03		0.01		0.01		0.02		0.04

Less distributions from:
Net investment income	(0.03)		(0.01)		(0.01)		(0.02)		(0.04)
Net realized gain	—		—		(0.00	)(d)	(0.00	)(d)	(0.00	)(d)

Total distributions	(0.03)		(0.01)		(0.01)		(0.02)		(0.04)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00

Total return	3.29%		1.39%		1.14%		1.83%		4.23%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,485,876		$3,624,503		$3,998,225		$3,327,652		$1,202,381
Ratio of expenses to average net assets(e)	0.05%		0.06%		0.12%		0.12%		0.12%
Ratio of expenses to average net assets prior to waived fees(e)	0.12%		0.12%		n/a		n/a		n/a
Ratio of net investment income to average net assets(e)	3.26%		1.37%		1.13%		1.77%		3.04%
Ratio of net investment income to average net assets prior to waived fees(e)	3.19%		1.31%		n/a		n/a		n/a

(a)	Commencement of operations.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include expenses charged to the Government Money Market Master Portfolio.
(d)	Rounds to less than $0.01.
(e)	These ratios include expenses charged to the Money Market Master Portfolio.

The accompanying notes are an integral part of these financial statements.

6

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Prime Money Market Fund — Institutional Shares
	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004		Period from Apr. 16, 2003 (a) to Dec. 31, 2003
Net asset value, beginning of period	$1.00	$1.00		$1.00

Income from investment operations:
Net investment income	0.03	0.01		0.01
Net realized gain (loss)	0.00 (b)	0.00	(b)	(0.00	)(b)

Total from investment operations	0.03	0.01		0.01

Less distributions from:
Net investment income	(0.03)	(0.01)		(0.01)
Net realized gain	—	(0.00	)(b)	(0.00	)(b)

Total distributions	(0.03)	(0.01)		(0.01)

Net asset value, end of period	$1.00	$1.00		$1.00

Total return	3.26%	1.40%		0.80	%(c)

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,521,818	$6,000,944		$2,967,075
Ratio of expenses to average net assets(d)	0.08%	0.04%		0.03%
Ratio of expenses to average net assets prior to waived fees(d)	0.12%	0.12%		n/a
Ratio of net investment income to average net assets(d)	3.28%	1.45%		1.10%
Ratio of net investment income to average net assets prior to waived fees(d)	3.24%	1.37%		n/a

	Treasury Money Market Fund — Institutional Shares
	Year ended Dec. 31, 2005	Period from Sep. 1, 2004 (a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00	$1.00

Income from investment operations:
Net investment income	0.03	0.01

Total from investment operations	0.03	0.01

Less distributions from:
Net investment income	(0.03)	(0.01)

Total distributions	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00

Total return	3.20%	0.61	%(c)

Ratios/Supplemental data:
Net assets, end of period (000s)	$100,343	$100
Ratio of expenses to average net assets(e)	0.00%	0.00%
Ratio of expenses to average net assets prior to waived fees(e)	0.12%	0.12%
Ratio of net investment income to average net assets(e)	4.03%	1.82%
Ratio of net investment income to average net assets prior to waived fees(e)	3.91%	1.70%

(a)	Commencement of operations.
(b)	Rounds to less than $0.01.
(c)	Not annualized.
(d)	Annualized for periods of less than one year. These ratios include expenses charged to the Prime Money Market Master Portfolio.
(e)	Annualized for periods of less than one year. These ratios include expenses charged to the Treasury Money Market Master Portfolio.

The accompanying notes are an integral part of these financial statements.

7

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

Barclays Global Investors Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware statutory trust effective January 11, 2002. As of December 31, 2005, the Trust offered the following diversified funds: Bond Index, Government Money Market, Institutional Money Market, Money Market, Prime Money Market, S&P 500 Stock and Treasury Money Market Funds and LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios.

These financial statements relate only to the Institutional Shares of the Government Money Market Fund (the “GMMF”), Institutional Money Market Fund (the “IMMF”), Prime Money Market Fund (the “PMMF”) and Treasury Money Market Fund (the “TMMF”), (each, a “Fund,” collectively, the “Funds”). In addition, the GMMF, PMMF and TMMF offer Premium Shares, Select Shares and Trust Shares. The IMMF also offers Aon Captives Shares, Premium Shares, Select Shares and Trust Shares. All classes of shares have equal rights to assets and earnings, and differ principally in administration and distribution fees.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

Each Fund invests all of its assets in a separate series (each, a “Master Portfolio”) of Master Investment Portfolio (“MIP”). Each Master Portfolio has the same or substantially similar investment objectives as its corresponding Fund. The value of each Fund’s investment in its corresponding Master Portfolio reflects that Fund’s interest in the net assets of that Master Portfolio (100.00%, 85.86%, 85.88% and 100.00% for the GMMF, IMMF, PMMF and TMMF, respectively, as of December 31, 2005). The method by which MIP values its securities is discussed in Note 1 of MIP’s Notes to the Financial Statements, which are included elsewhere in this report.

The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedules of Investments, accompanied by an unaudited summarized tabular presentation, are included elsewhere in this report and should be read in conjunction with the corresponding Fund’s financial statements.

Each Fund seeks to maintain a constant net asset value of $1.00 per share for each of the classes of shares. There is no assurance that the Funds will meet this objective.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Each Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each Fund accrues its own expenses. Net investment income, common fund expenses and realized and unrealized gains and losses are allocated among the classes of shares of each Fund based on the relative net assets of each class.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Funds are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. Dividends are determined separately for each class based on income and expenses allocable to each class.

8

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

As of December 31, 2005, the tax year-end of the Funds, the components of net distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Capital and Other Losses	Net Distributable Earnings
Institutional Money Market	$35,458	$(2,142)	$33,316
Prime Money Market	19,516	—	19,516

The tax character of distributions paid for the years ended December 31, 2005 and December 31, 2004, were as follows:

Fund	2005	2004
Government Money Market
Distributions paid from:
Ordinary Income	$29,123,137	$2,579,760

Total Distributions	$29,123,137	$2,579,760

Institutional Money Market
Distributions paid from:
Ordinary Income	$213,360,431	$67,218,625

Total Distributions	$213,360,431	$67,218,625

Prime Money Market
Distributions paid from:
Ordinary Income	$400,061,034	$84,360,623

Total Distributions	$400,061,034	$84,360,623

Treasury Money Market
Distributions paid from:
Ordinary Income	$683,583	$2,274

Total Distributions	$683,583	$2,274

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute annually substantially all of its income and any gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2005.

From November 1, 2005 to December 31, 2005, the Institutional Money Market Fund incurred net realized capital losses. As permitted by tax regulations, the Fund has elected to defer the losses of $2,142 and treat it as arising in the year ending December 31, 2006.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investors Bank & Trust Company (“IBT”) serves as the custodian, sub-administrator, transfer agent and dividend disbursement agent of the Funds. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Funds. IBT is entitled to receive fees for its transfer agent and dividend disbursing agent services, which BGI has agreed to pay out of the fees it receives for administration services to the Funds.

SEI Investments Distribution Company (“SEI”) is the Funds’ distributor. SEI does not receive a fee from the Institutional Shares of the Funds for its distribution services.

The Trust has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Funds’ transfer agent, custodian, financial printer, legal counsel and independent registered public accounting firm), to the Funds for

9

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

which BGI receives a fee paid by each Fund. This fee is an “all-in” or “semi-unified” fee and BGI, in consideration thereof, has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees and costs related to securities transactions. BGI is entitled to receive for these administration services an annual fee of 0.02% of the average daily net assets of each Fund’s Institutional Shares. From time to time, BGI may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. For the year ended December 31, 2005, BGI waived administration fees of $134,425, $796,930, $1,296,195 and $2,929 for the Institutional Shares of the GMMF, IMMF, PMMF and TMMF, respectively. BGI may delegate certain of its administration duties to sub-administrators.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, the master portfolios of MIP and other investment companies managed by Barclays Global Fund Advisors, the Master Portfolios’ investment adviser, may invest in the Institutional Shares of the Funds.

Certain officers and trustees of the Trust are also officers of BGI. As of December 31, 2005, these officers of BGI collectively owned less than 1% of the outstanding shares of the Trust.

3. CAPITAL SHARE TRANSACTIONS

As of December 31, 2005, there were an unlimited number of no par value shares of beneficial interest authorized. Transactions in capital shares for the Institutional Shares of the Funds were as follows:

	Government Money Market Fund
	Year Ended December 31, 2005		Period Ended December 31, 2004 (a)
	Shares	Amount	Shares	Amount
Shares sold	3,496,987,064	$3,496,987,064	448,100,000	$448,100,000
Shares issued in reinvestment of dividends and distributions	11,575,759	11,575,759	451	451
Shares redeemed	(3,787,463,067)	(3,787,463,067)	—	—

Net increase (decrease)	(278,900,244)	$(278,900,244)	448,100,451	$448,100,451

	Institutional Money Market Fund
	Year Ended December 31, 2005		Year Ended December 31, 2004
	Shares	Amount	Shares	Amount
Shares sold	50,465,914,687	$50,465,914,687	25,536,920,099	$25,536,920,099
Shares issued in reinvestment of dividends and distributions	25,494,250	25,494,250	3,464,814	3,464,814
Shares redeemed	(50,630,055,300)	(50,630,055,300)	(25,914,104,766)	(25,914,104,766)

Net decrease	(138,646,363)	$(138,646,363)	(373,719,853)	$(373,719,853)

10

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

	Prime Money Market Fund
	Year Ended December 31, 2005		Year Ended December 31, 2004
	Shares	Amount	Shares	Amount
Shares sold	49,352,419,789	$49,352,419,789	12,685,172,283	$12,685,172,283
Shares issued in reinvestment of dividends and distributions	83,685,767	83,685,767	7,121,958	7,121,958
Shares redeemed	(48,915,236,841)	(48,915,236,841)	(9,658,437,172)	(9,658,437,172)

Net increase	520,868,715	$520,868,715	3,033,857,069	$3,033,857,069

	Treasury Money Market Fund
	Year Ended December 31, 2005		Period Ended December 31, 2004 (a)
	Shares	Amount	Shares	Amount
Shares sold	100,000,000	$100,000,000	100,000	$100,000
Shares issued in reinvestment of dividends and distributions	242,105	242,105	434	434
Shares redeemed	—	—	—	—

Net increase	100,242,105	$100,242,105	100,434	$100,434

(a)	For the period from September 1, 2004 (commencement of operations) to December 31, 2004.

11

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Barclays Global Investors Funds:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Government Money Market Fund, Institutional Money Market Fund, Prime Money Market Fund and Treasury Money Market Fund, each a series of Barclays Global Investors Funds, (the “Funds”), at December 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods presented, and the financial highlights for the Institutional Share Class for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 16, 2006

12

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE INFORMATION — UNAUDITED

The Board of Trustees has responsibility for the overall management and operations of the Funds. Each Trustee serves until he or she resigns, retires, or his or her successor is elected and qualified. Each Officer serves until his or her successor is chosen and qualified.

Barclays Global Investors Funds (“BGIF”), Master Investment Portfolio (“MIP”), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of BGIF also serves as a Trustee for MIP and oversees 25 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for iShares Trust and as a Director for iShares, Inc. and oversees 126 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 45 Fremont Street, San Francisco, California 94105. Additional information about the Funds’ Trustees may be found in the Funds’ Statements of Additional Information, which are available without charge, upon request, by calling toll-free 1-877-244-1544.

Interested Trustees and Officers
Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Public Company and Investment Company Directorships

*Lee T. Kranefuss, 1961	Trustee (since 2001), President and Chief Executive Officer (since 2002).	Chief Executive Officer (since 2003) of the Intermediary Investor and Exchange Traded Products Business of BGI; Chief Executive Officer (1997-2003) of the Intermediary Investor Business of BGI.	Trustee (since 2001) of MIP; Trustee (since 2003) of iShares Trust; Director (since 2003) of iShares, Inc.

Michael A. Latham, 1965	Secretary, Treasurer and Chief Financial Officer (since 2003).	Chief Operating Officer (since 2004) of the Intermediary Investor Business of BGI; Director (2000-2004) of Mutual Fund Delivery of the Intermediary Investor Business of BGI.	None.

*	Lee T. Kranefuss is deemed to be an “interested person” of the Trust because he serves as Chief Executive Officer of the Intermediary Investor Business of BGI, the administrator of the Funds and the Master Portfolios, and the parent company of BGFA, the investment adviser of the Master Portfolios.

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Public Company and Investment Company Directorships

Mary G. F. Bitterman, 1944	Trustee (since 2001).	President (since 2004) and Director (since 2002) of the Bernard Osher Foundation; Director (2003-2004) of Osher Lifelong Learning Institutes; President and Chief Executive Officer (2002-2003) of The James Irvine Foundation; President and Chief Executive Officer (1993-2002) of KQED, Inc.	Trustee (since 2001) of MIP; Director (since 1984) and Lead Independent Director (since 2000) of Bank of Hawaii.

13

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE INFORMATION — UNAUDITED (Continued)

Independent Trustees (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Public Company and Investment Company Directorships

Jack S. Euphrat, 1922	Trustee (since 1993).	Private Investor.	None.

Richard K. Lyons, 1961	Trustee (since 2001).	Executive Associate Dean (since 2005), Sylvan Coleman Chair in Finance (since 2004), Acting Dean (2004-2005) and Professor (since 1993), University of California, Berkeley; Haas School of Business; Consultant for IMF, World Bank, Federal Reserve Bank, and Citibank N.A. (since 2000).	Trustee (since 2001) of MIP; Director (since 2003) of the BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 1995) and Chairman of the Matthews Asian Funds (oversees 8 portfolios); Trustee (since 2000) of iShares Trust; Director (since 2002) of iShares, Inc.

Leo Soong, 1946	Trustee (since 2000).	President (since 2002) of Trinity Products LLC; Managing Director (since 1989) of CG Roxane LLC (water company); Co-Founder of Crystal Geyser Water Co. (President through 1999).	Trustee (since 2000) of MIP; Vice Chairman (since 2005) of the California Pacific Medical Center; Director (since 1990) of the California State Automobile Association; Director (since 2002) of the American Automobile Association.

14

GOVERNMENT MONEY MARKET MASTER PORTFOLI O

Schedule of Investments

December 31, 2005

Security	Face Amount	Value
REPURCHASE AGREEMENTS – 99.98%
Banc of America Securities LLC Tri-Party Repurchase Agreement, 4.30%, due 1/3/06, maturity value $60,028,667 (collateralized by U.S. Government obligations, value $61,200,000, 3.88% to 6.00%, 6/1/20 to 1/1/36).	$60,000,000	$60,000,000
Bank of America N.A. Tri-Party Repurchase Agreement, 4.27%, due 1/3/06, maturity value $75,035,583 (collateralized by U.S. Government obligations, value $76,500,001, 5.00%, 10/1/35).	75,000,000	75,000,000
Credit Suisse First Boston Tri-Party Repurchase Agreement, 4.25%, due 1/3/06, maturity value $20,009,444 (collateralized by U.S. Government obligations, value $20,401,727, 4.84% to 5.43%, 5/1/35 to 7/1/35).	20,000,000	20,000,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, 4.33%, due 1/3/06, maturity value $60,028,867 (collateralized by U.S. Government obligations, value $61,200,001, 4.00% to 5.16%, 4/1/20 to 12/1/35).	60,000,000	60,000,000
JP Morgan Securities Inc. Tri-Party Repurchase Agreement, 4.29%, due 1/3/06, maturity value $60,028,600 (collateralized by U.S. Government obligations, value $61,203,452, 3.75% to 5.83%, 1/1/19 to 12/1/35).	60,000,000	60,000,000
Lehman Brothers Holdings Inc. Tri-Party Repurchase Agreement, 4.20%, due 1/3/06, maturity value $44,420,720 (collateralized by U.S. Government obligations, value $45,286,934, 3.21% to 7.94%, 2/1/16 to 8/1/36).	44,400,000	44,400,000
Merrill Lynch Government Securities Tri-Party Repurchase Agreement, 4.28%, due 1/3/06, maturity value $75,035,667 (collateralized by U.S. Government obligations, value $77,251,360, 3.50% to 6.00%, 4/25/16 to 3/25/31).	75,000,000	75,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $394,400,000)		394,400,000

TOTAL INVESTMENTS IN SECURITIES – 99.98% (Cost: $394,400,000)		394,400,000

Other Assets, Less Liabilities – 0.02%		66,966

NET ASSETS – 100.00%		$394,466,966

The accompanying notes are an integral part of these financial statements.

15

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2005

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT – 2.54%
HBOS Treasury Services PLC
3.56%, 03/14/06	$50,000,000	$50,000,000
3.79%, 06/19/06	50,000,000	49,997,741
Svenska Handelsbanken NY
4.50%, 10/16/06	25,000,000	25,000,000
Toronto-Dominion Bank
3.94%, 07/10/06	35,000,000	35,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost: $159,997,741)		159,997,741

COMMERCIAL PAPER – 6.31%
Amstel Funding Corp.
4.40%, 05/08/06	50,000,000	49,217,778
CC USA Inc.
3.76%, 01/23/06	50,000,000	49,879,889
3.93%, 02/24/06	65,500,000	65,106,727
4.23%, 04/21/06	45,000,000	44,413,087
Dorada Finance Inc.
3.76%, 01/26/06	10,000,000	9,972,844
Grampian Funding LLC
3.74%, 01/13/06	90,000,000	89,878,450
K2 USA LLC
3.85%, 02/07/06	74,600,000	74,297,227
Sigma Finance Inc.
4.16%, 04/06/06	15,000,000	14,833,600

TOTAL COMMERCIAL PAPER (Cost: $397,599,602)		397,599,602

MEDIUM-TERM NOTES – 1.43%
K2 USA LLC
3.57%, 03/16/06(1)	15,000,000	15,000,000
Marshall & Ilsley Bank
5.18%, 12/15/06	50,000,000	50,159,679
Sigma Finance Inc.
4.50%, 10/16/06(1)	25,000,000	25,000,000

TOTAL MEDIUM-TERM NOTES (Cost: $90,159,679)		90,159,679

TIME DEPOSITS – 6.55%
Branch Banking & Trust
4.02%, 01/03/06	250,000,000	250,000,000
Regions Bank
4.02%, 01/03/06	162,500,000	162,500,000

TOTAL TIME DEPOSITS (Cost: $412,500,000)		412,500,000

VARIABLE & FLOATING RATE NOTES – 65.64%
Allstate Life Global Funding II
4.36%, 12/08/06(1)	11,000,000	11,005,507
4.37%, 11/09/06(1)	20,000,000	20,010,187
4.37%, 12/27/06(1)	50,000,000	50,000,000
4.39%, 01/12/07(1)	35,000,000	35,018,818
4.43%, 01/16/07(1)	25,000,000	25,012,931
American Express Bank
4.33%, 07/19/06	40,000,000	40,000,000
4.34%, 09/27/06	90,000,000	90,000,000
American Express Centurion Bank
4.34%, 06/29/06	35,000,000	35,000,000
4.34%, 09/27/06	60,000,000	60,000,000
American Express Credit Corp.
4.42%, 02/28/06	31,000,000	31,002,173
ANZ National International Ltd.
4.31%, 12/29/06(1)	75,000,000	75,000,000
ASIF Global Financing
4.34%, 08/11/06(1)	25,000,000	25,001,998
4.38%, 01/23/07(1)	75,000,000	74,996,257
4.55%, 05/30/06(1)	61,500,000	61,540,898
4.56%, 12/11/06(1)	90,000,000	90,072,387
Australia & New Zealand Banking Group Ltd.
4.35%, 01/23/07(1)	35,000,000	35,000,000
Bank of Ireland
4.34%, 12/20/06(1)	70,000,000	70,000,000
Bank of Nova Scotia
4.32%, 09/29/06	35,000,000	34,992,555
Banque Nationale de Paris
4.25%, 10/04/06	20,000,000	19,995,934
Beta Finance Inc.
4.33%, 04/25/06(1)	30,000,000	29,997,000
4.33%, 05/25/06(1)	15,000,000	14,999,459
CC USA Inc.
4.32%, 06/15/06(1)	55,000,000	54,997,499
4.33%, 05/25/06(1)	25,000,000	24,998,973
4.34%, 03/23/06(1)	25,000,000	25,000,048
4.35%, 07/14/06(1)	15,000,000	15,001,574
Commodore CDO Ltd. 2003-2A Class A1MM
4.56%, 06/13/06(1)	25,000,000	25,000,000
Credit Suisse First Boston NY
4.31%, 05/09/06	50,000,000	50,000,000
4.35%, 07/19/06	75,000,000	75,000,000
4.35%, 09/26/06	100,000,000	100,000,000
DEPFA Bank PLC
4.50%, 12/15/06	100,000,000	100,000,000
Descartes Funding Trust
4.37%, 11/15/06(1)	45,000,000	45,000,000
Dexia Credit Local
4.33%, 08/30/06	35,000,000	34,995,359
Dorada Finance Inc.
4.33%, 06/26/06(1)	15,000,000	14,999,321

16

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Face Amount	Value
Five Finance Inc.
4.32%, 09/15/06(1)	$30,000,000	$29,995,759
4.33%, 05/25/06(1)	22,000,000	21,999,096
4.34%, 06/26/06(1)	14,000,000	13,999,320
Greenwich Capital Holdings Inc.
4.32%, 02/10/06	15,000,000	15,000,000
4.32%, 02/13/06	15,000,000	15,000,000
HBOS Treasury Services PLC
4.57%, 10/24/06(1)	50,000,000	50,000,000
Holmes Financing PLC Series 2005-9 Class 1A
4.36%, 12/15/06(1)	50,000,000	50,000,000
HSBC Bank USA N.A.
4.39%, 05/04/06	15,000,000	15,004,117
ING USA Annuity & Life Insurance Funding Agreement
4.57%, 12/18/06(1)(2)	20,000,000	20,000,000
Jordan Brick Co. Inc.
4.38%, 01/03/06(1)	18,000,000	18,000,000
K2 USA LLC
4.25%, 06/02/06(1)	35,000,000	34,998,533
4.32%, 09/11/06(1)	100,000,000	99,989,630
Lakeline Austin Development Ltd.
4.40%, 01/03/06(1)	9,800,000	9,800,000
Leafs LLC
4.37%, 02/21/06(1)	19,971,050	19,971,050
LEEK Finance Series 14A Class A1
4.37%, 01/23/06	4,835,872	4,835,872
Links Finance LLC
4.32%, 01/20/06(1)	35,000,000	34,999,556
4.32%, 10/16/06(1)	82,000,000	81,990,234
Lothian Mortgages PLC Series 4A Class A1
4.37%, 01/24/06(1)	25,000,000	25,000,000
Marshall & Ilsley Bank
4.35%, 12/15/06	60,000,000	60,000,000
4.47%, 02/20/06	30,000,000	30,004,935
Metropolitan Life Insurance Funding Agreement
4.24%, 07/18/06(1)(2)	25,000,000	25,000,000
Monumental Global Funding II
4.53%, 12/27/06(1)	100,000,000	100,008,042
Natexis Banques Populaires
4.35%, 01/12/07(1)	50,000,000	50,000,000
National City Bank
4.26%, 01/06/06	20,000,000	19,999,917
Nationwide Building Society
4.58%, 10/27/06(1)	100,000,000	100,000,000
Nordea Bank AB
4.34%, 01/11/07(1)	75,000,000	75,000,000
Nordea Bank PLC
4.23%, 10/02/06	75,000,000	74,986,653
Northern Rock PLC
4.32%, 11/03/06(1)	70,000,000	70,000,000
Permanent Financing PLC Series 8 Class 1A
4.32%, 06/12/06(1)	37,000,000	37,000,067
Principal Life Income Funding Trusts
4.30%, 11/13/06	50,000,000	49,998,353
Royal Bank of Scotland
4.23%, 04/05/06	76,250,000	76,241,832
4.33%, 08/30/06	100,000,000	99,986,739
Sedna Finance Inc.
4.34%, 09/20/06(1)	15,000,000	15,000,000
Sigma Finance Inc.
4.00%, 08/11/06(1)	75,000,000	74,976,738
4.33%, 08/15/06(1)	15,000,000	14,999,067
4.35%, 03/20/06(1)	20,000,000	20,000,329
Skandinaviska Enskilda Bank NY
4.36%, 11/16/06(1)	50,000,000	50,000,000
Societe Generale
4.26%, 01/02/07(1)	30,000,000	30,000,000
4.30%, 06/13/06	30,000,000	29,997,270
Tango Finance Corp.
4.32%, 06/12/06(1)	50,000,000	49,997,769
4.33%, 05/26/06(1)	15,000,000	14,999,094
4.33%, 09/25/06(1)	30,000,000	29,996,718
Trap Rock Industry Inc.
4.40%, 01/03/06(1)	20,390,000	20,390,000
Travelers Insurance Co. Funding Agreement
4.36%, 02/03/06(1)(2)	50,000,000	50,000,000
4.45%, 08/18/06(1)(2)	50,000,000	50,000,000
Union Hamilton Special Funding LLC
4.52%, 03/28/06(1)	50,000,000	50,000,000
US Bank N.A.
4.31%, 09/29/06	15,000,000	14,997,062
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
4.37%, 01/25/06(1)	65,450,999	65,450,999
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
4.37%, 01/25/06(1)	72,107,202	72,107,202
Westpac Banking Corp.
4.49%, 01/11/07	70,000,000	70,000,000
WhistleJacket Capital LLC
4.32%, 02/15/06(1)	20,000,000	19,999,364
4.33%, 06/22/06(1)	15,000,000	14,999,289
4.33%, 07/28/06(1)	15,000,000	14,997,857
4.33%, 10/16/06(1)	100,000,000	99,991,889
4.33%, 10/20/06(1)	25,000,000	24,994,365
4.33%, 11/22/06(1)	75,000,000	74,981,733
White Pine Finance LLC
4.32%, 03/15/06(1)	46,000,000	45,997,334
4.32%, 07/17/06(1)	50,000,000	49,994,425
4.32%, 09/15/06(1)	46,000,000	45,995,122

17

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Face Amount	Value
Winston Funding Ltd.
Series 2003-1 Class A1MA
4.26%, 01/23/06(1)	$100,000,000	$100,000,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $ 4,137,312,209)		4,137,312,209

REPURCHASE AGREEMENTS – 17.29%
Banc of America Securities LLC Tri-Party Repurchase Agreement, 4.10%, due 1/3/06, maturity value $100,045,556 (collateralized by U.S. Government obligations, value $102,000,001, 4.50% to 6.00%, 5/1/33 to 11/1/35).	100,000,000	100,000,000
Bank of America Securities LLC Tri-Party Repurchase Agreement, 4.30%, due 1/3/06, maturity value $40,019,111 (collateralized by U.S. Government obligations, value $40,800,000, 5.00%, 8/1/35 to 1/1/36).	40,000,000	40,000,000
Credit Suisse First Boston Inc. Tri-Party Repurchase Agreement, 4.25%, due 1/3/06, maturity value $40,018,889 (collateralized by U.S. Government obligations, value $40,801,003, 4.21% to 4.77%, 1/1/33 to 5/1/35).	40,000,000	40,000,000
Goldman Sachs & Co. Tri-Party Repurchase Agreement, 4.33%, due 1/3/06, maturity value $40,019,244 (collateralized by U.S. Government obligations, value $40,800,000, 4.25% to 5.19%, 4/1/34 to 9/1/35).	40,000,000	40,000,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, 4.40%, due 1/3/06, maturity value $250,122,222 (collateralized by non-U.S. Government debt securities, value $262,500,001, 0.00% to 10.00%, 1/1/06 to 12/31/35).(3)	250,000,000	250,000,000
JP Morgan Securities Inc. Tri-Party Repurchase Agreement, 4.29%, due 1/3/06, maturity value $40,019,067 (collateralized by U.S. Government obligations, value $40,801,409, 2.84% to 5.50%, 4/1/23 to 12/1/35).	40,000,000	40,000,000
Lehman Brothers Holdings Inc. Tri-Party Repurchase Agreement, 4.35%, due 1/3/06, maturity value $100,048,333 (collateralized by non-U.S. Government debt securities, value $104,993,464, 2.73% to 4.58%, 5/15/07 to 9/25/35).(3)	100,000,000	100,000,000
Lehman Brothers Inc. Tri-Party Repurchase Agreement, 4.20%, due 1/3/06, maturity value $40,018,667 (collateralized by U.S. Government obligations, value $40,800,562, 3.15% to 7.41%, 11/1/11 to 6/1/44).	40,000,000	40,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreement, 4.39%, due 6/28/06, maturity value $150,073,167 (collateralized by non-U.S. Government debt securities, value $154,504,756, 4.50% to 8.00%, 12/31/06 to 6/1/25).(2)(3)	150,000,000	150,000,000
Merrill Lynch Government Securities Inc. Tri-Party Repurchase Agreement, 4.28%, due 1/3/06, maturity value $40,019,022 (collateralized by U.S. Government obligations, value $41,201,372, 4.00% to 6.00%, 10/25/11 to 5/25/34).	40,000,000	40,000,000
Morgan Stanley Tri-Party Repurchase Agreement, 4.45%, due 1/22/07, maturity value $ 250,123,611 (collateralized by non-U.S. Government debt securities, value $257,841,442, 0.00% to 10.00%, 1/1/06 to 12/31/35).(2)(3)	250,000,000	250,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $1,090,000,000)		1,090,000,000

TOTAL INVESTMENTS IN SECURITIES – 99.76% (Cost: $6,287,569,231)		6,287,569,231

Other Assets, Less Liabilities – 0.24%		15,013,769

NET ASSETS – 100.00%		$6,302,583,000

(1)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(3)	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.

The accompanying notes are an integral part of these financial statements.

18

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2005

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT – 3.57%
Credit Suisse First Boston NY
4.03%, 01/04/06	$50,000,000	$50,000,000
Fortis Bank NY
3.70%, 01/05/06	150,000,000	150,000,100
HBOS Treasury Services PLC
3.79%, 06/19/06	125,000,000	124,994,268
Svenska Handelsbanken NY
4.50%, 10/16/06	50,000,000	50,000,000
Toronto-Dominion Bank
3.94%, 07/10/06	35,000,000	35,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost: $409,994,368)		409,994,368

COMMERCIAL PAPER – 7.67%
Amstel Funding Corp.
3.91%, 02/15/06	50,000,000	49,750,195
CAFCO LLC
3.99%, 01/06/06	100,000,000	99,933,500
CC USA Inc.
3.76%, 01/23/06	50,000,000	49,879,889
4.23%, 04/21/06	45,000,000	44,413,087
Chesham Finance LLC
4.25%, 01/03/06	75,000,000	74,973,438
Ford Credit Floorplan Motown
4.02%, 01/03/06	64,000,000	63,978,560
Grampian Funding LLC
3.74%, 01/13/06	100,000,000	99,864,946
3.84%, 01/31/06	100,000,000	99,669,334
HSBC PLC
4.16%, 04/04/06	15,000,000	14,837,066
K2 USA LLC
3.85%, 02/07/06	41,000,000	40,833,597
Nordea North America Inc.
4.16%, 04/04/06	70,000,000	69,239,645
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	100,000,000	99,478,667
Sedna Finance Inc.
3.92%, 02/21/06	50,000,000	49,716,888
Sigma Finance Inc.
4.16%, 04/06/06	25,000,000	24,722,667

TOTAL COMMERCIAL PAPER (Cost: $881,291,479)		881,291,479

MEDIUM-TERM NOTES – 1.78%
K2 USA LLC
3.56%, 03/15/06(1)	85,000,000	85,000,000
3.57%, 03/16/06(1)	45,000,000	45,000,000
Sigma Finance Inc.
4.50%, 10/16/06(1)	75,000,000	75,000,000
TOTAL MEDIUM-TERM NOTES (Cost: $205,000,000)		205,000,000

TIME DEPOSITS – 6.97%
Regions Bank
4.02%, 01/03/06	100,571,000	100,571,000
Societe Generale
4.06%, 01/03/06	300,000,000	300,000,000
UBS AG
4.06%, 01/03/06	400,000,000	400,000,000
TOTAL TIME DEPOSITS (Cost: $800,571,000)		800,571,000

VARIABLE & FLOATING RATE NOTES – 52.13%
Allstate Life Global Funding II
4.36%, 12/08/06(1)	58,000,000	58,013,630
4.37%, 12/27/06(1)	110,000,000	110,000,000
4.39%, 01/12/07(1)	85,000,000	85,045,730
American Express Bank
4.33%, 07/19/06	85,000,000	85,000,000
ASIF Global Financing
4.34%, 08/11/06(1)	74,000,000	74,011,988
4.38%, 01/23/07(1)	75,000,000	74,996,257
4.55%, 05/30/06(1)	90,550,000	90,611,121
Bank of Nova Scotia
4.22%, 01/03/06	35,000,000	34,999,940
Banque Nationale de Paris
4.25%, 10/04/06	165,000,000	164,966,390
Bear Stearns Companies Inc. (The)
4.42%, 08/14/06(2)	200,000,000	200,000,000
Beta Finance Inc.
4.32%, 06/20/06(1)	68,000,000	67,996,814
4.33%, 04/25/06(1)	65,000,000	64,993,500
4.33%, 05/25/06(1)	65,000,000	64,997,329
4.33%, 05/26/06(1)	80,000,000	79,996,800
CC USA Inc.
4.32%, 05/22/06(1)	20,000,000	19,999,220
4.32%, 06/15/06(1)	95,000,000	94,995,680
4.33%, 05/25/06(1)	55,000,000	54,997,741
4.33%, 05/26/06(1)	30,000,000	29,998,800
4.33%, 06/26/06(1)	25,000,000	24,998,823
4.34%, 03/23/06(1)	50,000,000	50,000,100
4.35%, 07/14/06(1)	30,000,000	30,003,150
Citigroup Global Markets
Holdings Inc.
4.33%, 08/01/06	500,000,000	500,000,000
DEPFA Bank PLC
4.50%, 12/15/06	50,000,000	50,000,000
Dexia Credit Local
4.33%, 08/30/06	65,000,000	64,991,381

19

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Face Amount	Value
Dorada Finance Inc.
4.33%, 06/26/06(1)	$110,000,000	$109,994,788
Five Finance Inc.
4.32%, 09/15/06(1)	70,000,000	69,990,105
Goldman Sachs Group Inc. (The)
4.38%, 02/07/06(1)(2)	100,000,000	100,000,000
Greenwich Capital Holdings Inc.
4.30%, 03/09/06	50,000,000	50,000,000
4.32%, 02/10/06	35,000,000	35,000,000
4.32%, 02/13/06	35,000,000	35,000,000
Hartford Life Global Funding Trust
4.36%, 02/17/07	100,000,000	100,000,000
HBOS Treasury Services PLC
4.32%, 01/10/06	100,000,000	100,000,000
Holmes Financing PLC Series 2005-9 Class 1A
4.36%, 12/15/06(1)	100,000,000	100,000,000
HSBC Bank USA N.A.
4.39%, 05/04/06	20,000,000	20,005,480
ING USA Annuity & Life Insurance Funding Agreement
4.57%, 12/18/06(1)(2)	35,000,000	35,000,000
K2 USA LLC
4.32%, 01/19/06(1)	90,000,000	89,998,594
4.32%, 09/11/06(1)	100,000,000	99,989,630
4.33%, 05/25/06(1)	50,000,000	49,997,021
4.36%, 02/15/06(1)	25,000,000	25,000,700
4.40%, 01/20/06(1)	70,000,000	70,002,170
Leafs LLC
4.37%, 01/20/06(1)	74,891,436	74,891,436
4.37%, 12/20/06(1)	49,927,000	49,927,000
Links Finance LLC
4.32%, 01/20/06(1)	65,000,000	64,999,173
4.33%, 05/18/06(1)	50,000,000	49,996,220
Marshall & Ilsley Bank
4.47%, 02/20/06	50,000,000	50,008,200
Metropolitan Life Global Funding I
4.31%, 01/05/07(1)	100,000,000	100,000,000
Metropolitan Life Insurance
Funding Agreement
4.30%, 07/25/06(1)(2)	50,000,000	50,000,000
Morgan Stanley
4.30%, 01/03/07	100,000,000	100,000,000
Natexis Banques Populaires
4.35%, 01/12/07(1)	125,000,000	125,000,000
National City Bank
4.26%, 01/06/06	35,000,000	34,999,853
Nationwide Building Society
4.33%, 01/05/07(1)	100,000,000	100,000,000
4.41%, 01/13/06(1)	100,000,000	100,002,300
4.58%, 10/27/06(1)	50,000,000	50,000,000
Permanent Financing PLC
Series 8 Class 1A
4.32%, 06/12/06(1)	50,000,000	50,000,000
Principal Life Income
Funding Trusts
4.30%, 11/13/06	50,000,000	49,998,355
Royal Bank of Scotland
4.23%, 04/05/06	100,000,000	99,989,880
4.32%, 06/27/06	50,000,000	49,996,359
4.33%, 08/30/06	200,000,000	199,974,176
Sedna Finance Inc.
4.33%, 01/10/06(1)	20,000,000	19,999,880
4.34%, 01/17/06(1)	35,000,000	34,999,673
4.34%, 09/20/06(1)	25,000,000	25,000,000
4.35%, 08/31/06(1)	25,000,000	24,998,336
Sigma Finance Inc.
4.33%, 08/15/06(1)	35,000,000	34,997,823
4.35%, 03/20/06(1)	35,000,000	35,000,560
Societe Generale
4.26%, 11/24/06(1)	45,000,000	45,000,000
4.30%, 06/13/06	55,000,000	54,994,995
Strips III LLC
4.43%, 07/24/06(1)(2)	30,741,246	30,741,246
Tango Finance Corp.
4.32%, 06/12/06(1)	100,000,000	99,995,540
4.32%, 09/11/06(1)	50,000,000	49,996,511
4.33%, 05/26/06(1)	30,000,000	29,998,188
4.33%, 06/21/06(1)	60,000,000	59,995,759
4.33%, 09/25/06(1)	70,000,000	69,992,342
Union Hamilton Special Funding LLC
4.50%, 06/21/06(1)	50,000,000	50,000,000
4.52%, 03/28/06(1)	100,000,000	100,000,000
US Bank N.A.
4.31%, 09/29/06	30,000,000	29,994,123
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
4.37%, 01/25/06(1)	32,725,499	32,725,499
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
4.37%, 01/25/06(1)	108,160,804	108,160,804
WhistleJacket Capital LLC
4.32%, 02/15/06(1)	30,000,000	29,999,048
4.33%, 07/28/06(1)	25,000,000	24,996,427
4.35%, 01/17/06(1)	40,000,000	39,999,976
White Pine Finance LLC
4.32%, 05/22/06(1)	50,000,000	49,996,615
4.32%, 09/15/06(1)	100,000,000	99,989,398
4.33%, 03/27/06(1)	30,000,000	29,998,490
4.34%, 01/13/06(1)	90,000,000	89,999,694
4.37%, 06/20/06(1)	25,000,000	25,003,300
TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $5,991,950,061)		5,991,950,061

20

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Face Amount	Value
REPURCHASE AGREEMENTS – 27.67%
Banc of America Securities LLC Tri-Party Repurchase Agreement, 4.10%, due 1/3/06, maturity value $300,136,667 (collateralized by U.S. Government obligations, value $306,000,000, 4.40% to 5.50%, 4/1/25 to 12/1/35).	$300,000,000	$300,000,000
Bank of America Securities LLC Tri-Party Repurchase Agreement, 4.30%, due 1/3/06, maturity value $40,019,111 (collateralized by U.S. Government obligations, value $40,800,001, 4.25% to 6.00%, 4/1/34 to 9/1/35).	40,000,000	40,000,000
Bank of America Securities Tri-Party Repurchase Agreement, 4.30%, due 1/3/06, maturity value $400,191,111 (collateralized by non-U.S. Government debt securities, value $423,388,504, 2.75% to 9.88%, 5/15/06 to 11/1/25).(3)	400,000,000	400,000,000
Credit Suisse First Boston Tri-Party Repurchase Agreement, 4.25%, due 1/3/06, maturity value $40,018,889 (collateralized by U.S. Government obligations, value $40,800,700, 4.18% to 4.67%, 5/1/35).	40,000,000	40,000,000
Goldman Sachs & Co. Tri-Party Repurchase Agreement, 4.33%, due 1/3/06, maturity value $40,019,244 (collateralized by U.S. Government obligations, value $40,800,001, 4.25% to 6.00%, 4/1/34 to 9/1/35).	40,000,000	40,000,000
Goldman Sachs & Co.Tri-Party Repurchase Agreement, 4.33%, due 1/3/06, maturity value $1,000,481,111 (collateralized by U.S. Government obligations, value $1,020,000,000, 3.41% to 8.50%, 4/1/09 to 1/1/36).	1,000,000,000	1,000,000,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, 4.40%, due 1/3/06, maturity value $400,195,556 (collateralized by non-U.S. Government debt securities, value $408,000,001, 0.00% to 10.00%, 1/1/06 to 12/31/35).(3)	400,000,000	400,000,000
JP Morgan Securities Inc. Tri-Party Repurchase Agreement, 4.29%, due 1/3/06, maturity value $40,019,067 (collateralized by U.S. Government obligations, value $40,802,922, 3.45% to 5.68%, 9/1/16 to 8/1/44).	40,000,000	40,000,000
Lehman Brothers Holdings Inc. Tri-Party Repurchase Agreement, 4.30%, due 1/3/06, maturity value $225,107,500 (collateralized by non-U.S. Government debt securities, value $236,222,842, 0.01% to 9.03%, 10/25/06 to 7/15/25).(3)	225,000,000	225,000,000
Lehman Brothers Holdings Inc. Tri-Party Repurchase Agreement, 4.35%, due 1/3/06, maturity value $100,048,333 (collateralized by non-U.S. Government debt securities, value $104,994,737, 1.83% to 5.10%, 5/15/07 to 1/27/20).(3)	100,000,000	100,000,000
Lehman Brothers Inc. Tri-Party Repurchase Agreement, 4.20%, due 1/3/06, maturity value $15,607,280 (collateralized by U.S. Government obligations, value $15,913,440, 3.62% to 6.30%, 11/1/24 to 11/1/35).	15,600,000	15,600,000
Lehman Brothers Inc. Tri-Party Repurchase Agreement, 4.20%, due 1/3/06, maturity value $40,018,667 (collateralized by U.S. Government obligations, value $40,797,959, 3.74% to 7.27%, 6/1/07 to 12/1/35).	40,000,000	40,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreement, 4.37%, due 6/28/06, maturity value $125,060,694 (collateralized by non-U.S. Government debt securities, value $129,204,388, 2.88% to 10.13%, 5/15/06 to 1/20/24).(2)(3)	125,000,000	125,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreement, 4.39%, due 6/28/06, maturity value $375,182,917 (collateralized by non-U.S. Government debt securities, value $386,251,598, 2.63% to 10.38%, 1/15/06 to 5/15/25).(2)(3)	375,000,000	375,000,000

21

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Face Amount	Value
Merrill Lynch Government Securities Inc. Tri-Party Repurchase Agreement, 4.28%, due 1/3/06, maturity value $40,019,022 (collateralized by U.S. Government obligations, value $41,203,427, 4.00% to 5.00%, 3/25/16 to 10/25/29).	$40,000,000	$40,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $3,180,600,000)		3,180,600,000

TOTAL INVESTMENTS IN SECURITIES – 99.79% (Cost: $11,469,406,908)		11,469,406,908

Other Assets, Less Liabilities – 0.21%		23,979,992

NET ASSETS – 100.00%		$11,493,386,900

(1)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(3)	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.

The accompanying notes are an integral part of these financial statements.

22

TREASURY MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2005

Security	Face Amount	Value
REPURCHASE AGREEMENTS – 99.98%
Banc of America Securities LLC Tri-Party Repurchase Agreement, 3.25%, due 1/3/06, maturity value $20,702,320 (collateralized by U.S. Government obligations, value $21,109,111, 3.88%, 5/15/09).	$20,694,847	$20,694,847
Credit Suisse First Boston Tri-Party Repurchase Agreement, 3.45%, due 1/3/06, maturity value $20,702,780 (collateralized by U.S. Government obligations, value $21,109,929, 4.13% to 4.50%, 5/15/15 to 11/15/15).	20,694,847	20,694,847
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, 3.30%, due 1/3/06, maturity value $20,702,435 (collateralized by U.S. Government obligations, value $21,109,656, 4.25%, 8/15/14).	20,694,847	20,694,847
JP Morgan Securities Inc. Tri-Party Repurchase Agreement, 3.25%, due 1/3/06, maturity value $20,702,320 (collateralized by U.S. Government obligations, value $21,114,565, 6.25% to 9.13%, 5/15/18 to 5/15/30).	20,694,847	20,694,847
Lehman Brothers Holdings Inc. Tri-Party Repurchase Agreement, 3.50%, due 1/3/06, maturity value $20,702,895 (collateralized by U.S. Government obligations, value $21,106,652, 1.50% to 8.00%, 1/31/06 to 8/15/28).	20,694,847	20,694,847

TOTAL REPURCHASE AGREEMENTS (Cost: $103,474,235)		103,474,235

TOTAL INVESTMENTS IN SECURITIES – 99.98% (Cost: $103,474,235)		103,474,235

Other Assets, Less Liabilities – 0.02%		19,262

NET ASSETS – 100.00%		$103,493,497

The accompanying notes are an integral part of these financial statements.

23

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

December 31, 2005

Government Money Market Master Portfolio

Asset Type	Value	% of Net Assets
Repurchase Agreements	$394,400,000	99.98%
Other Net Assets	66,966	0.02

TOTAL	$394,466,966	100.00%

Money Market Master Portfolio

Asset Type	Value	% of Net Assets
Variable & Floating Rate Notes	$4,137,312,209	65.64%
Repurchase Agreements	1,090,000,000	17.29
Time Deposits	412,500,000	6.55
Commercial Paper	397,599,602	6.31
Certificates of Deposit	159,997,741	2.54
Medium-Term Notes	90,159,679	1.43
Other Net Assets	15,013,769	0.24

TOTAL	$6,302,583,000	100.00%

Prime Money Market Master Portfolio

Asset Type	Value	% of Net Assets
Variable & Floating Rate Notes	$5,991,950,061	52.13%
Repurchase Agreements	3,180,600,000	27.67
Commercial Paper	881,291,479	7.67
Time Deposits	800,571,000	6.97
Certificates of Deposit	409,994,368	3.57
Medium-Term Notes	205,000,000	1.78
Other Net Assets	23,979,992	0.21

TOTAL	$11,493,386,900	100.00%

Treasury Money Market Master Portfolio

Asset Type	Value	% of Net Assets
Repurchase Agreements	$103,474,235	99.98%
Other Net Assets	19,262	0.02

TOTAL	$103,493,497	100.00%

These tables are not part of the financial statements.

24

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2005

	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
ASSETS
Investments in securities of unaffiliated issuers, at amortized cost which approximates value (Note 1)	$—	$5,197,569,231	$8,288,806,908	$—
Repurchase agreements, at value and cost (Note 1)	394,400,000	1,090,000,000	3,180,600,000	103,474,235
Cash	2,501	3,268	3,428	—
Receivables:
Interest	93,774	15,549,343	24,973,966	19,262

Total Assets	394,496,275	6,303,121,842	11,494,384,302	103,493,497

LIABILITIES
Payables:
Investment advisory fees (Note 2)	29,309	538,842	997,402	—

Total Liabilities	29,309	538,842	997,402	—

NET ASSETS	$394,466,966	$6,302,583,000	$11,493,386,900	$103,493,497

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2005

	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
NET INVESTMENT INCOME
Interest from unaffiliated issuers	$29,369,301	$240,993,254	$463,852,373	$685,155

Total investment income	29,369,301	240,993,254	463,852,373	685,155

EXPENSES (Note 2)
Investment advisory fees	920,783	7,249,677	14,041,065	17,151

Total expenses	920,783	7,249,677	14,041,065	17,151
Less investment advisory fees waived	(799,065)	(3,436,517)	(3,035,058)	(17,151)

Net expenses	121,718	3,813,160	11,006,007	—

Net investment income	29,247,583	237,180,094	452,846,366	685,155

REALIZED GAIN (LOSS)
Net realized gain from sale of investments in unaffiliated issuers	—	35,169	9,750	—

Net realized gain	—	35,169	9,750	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,247,583	$237,215,263	$452,856,116	$685,155

The accompanying notes are an integral part of these financial statements.

25

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Master Portfolio		Money Market Master Portfolio
	For the year ended December 31, 2005	For the period September 1, 2004 (a) to December 31, 2004	For the year ended December 31, 2005	For the year ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$29,247,583	$2,579,922	$237,180,094	$75,589,172
Net realized gain (loss)	—	—	35,169	(3,023)

Net increase in net assets resulting from operations	29,247,583	2,579,922	237,215,263	75,586,149

Interestholder transactions:
Contributions	7,564,992,045	448,400,000	58,641,619,347	27,939,964,264
Withdrawals	(7,648,995,142)	(1,757,442)	(58,107,077,434)	(27,213,733,782)

Net increase (decrease) in net assets resulting from interestholder transactions	(84,003,097)	446,642,558	534,541,913	726,230,482

Increase (decrease) in net assets	(54,755,514)	449,222,480	771,757,176	801,816,631
NET ASSETS:
Beginning of period	449,222,480	—	5,530,825,824	4,729,009,193

End of period	$394,466,966	$449,222,480	$6,302,583,000	$5,530,825,824

	Prime Money Market Master Portfolio		Treasury Money Market Master Portfolio
	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2005	For the period September 1, 2004 (a) to December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$452,846,366	$89,577,595	$685,155	$2,435
Net realized gain	9,750	58,161	—	—

Net increase in net assets resulting from operations	452,856,116	89,635,756	685,155	2,435

Interestholder transactions:
Contributions	79,992,322,542	29,953,898,444	219,416,585	400,000
Withdrawals	(81,445,952,186)	(21,667,004,697)	(117,010,598)	(80)

Net increase (decrease) in net assets resulting from interestholder transactions	(1,453,629,644)	8,286,893,747	102,405,987	399,920

Increase (decrease) in net assets	(1,000,773,528)	8,376,529,503	103,091,142	402,355
NET ASSETS:
Beginning of period	12,494,160,428	4,117,630,925	402,355	—

End of period	$11,493,386,900	$12,494,160,428	$103,493,497	$402,355

(a)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

26

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. As of December 31, 2005, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”). The Government Money Market and Treasury Money Market Master Portfolios commenced operations on September 1, 2004.

Under the MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Master Portfolios use the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premium and accrete discount using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

In the case of Master Portfolios with only one interestholder, such as the Government Money Market and Treasury Money Market Master Portfolios, MIP believes that such Master Portfolios will not be treated as a separate entity for federal income tax purposes, and, therefore, will not be subject to any federal income tax on their income and gain (if any). Rather, such Master Portfolios’ assets and interest, dividends and gains or losses will be treated as assets and interest, dividends and gains or losses of the interestholders.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other

27

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of December 31, 2005, the Master Portfolios’ costs of investments for federal income tax purposes were the same as for financial statement purposes.

REPURCHASE AGREEMENTS

The Master Portfolios may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by a Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolios, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.10% of the average daily net assets of each of the Master Portfolios, as compensation for investment advisory services. From time to time, BGFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance. For the year ended December 31, 2005, BGFA waived investment advisory fees of $799,065, $3,436,517, $3,035,058 and $17,151 for the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios, respectively.

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolios. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

Certain officers and trustees of MIP are also officers of BGI. As of December 31, 2005, these officers of BGI collectively owned less than 1% of MIP’s outstanding beneficial interests.

28

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

3. FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolios were as follows:

Master Portfolio	Year Ended December 31, 2005	Year Ended December 31, 2004		Year Ended December 31, 2003		Year Ended December 31, 2002	Year Ended December 31, 2001
Government Money Market
Ratio of expenses to average net assets(a)	0.03%	0.00	%(b)	n/a		n/a	n/a
Ratio of expenses to average net assets prior to waived fees(a)	0.10%	0.10	%(b)	n/a		n/a	n/a
Ratio of net investment income to average net assets(a)	3.16%	1.93	%(b)	n/a		n/a	n/a
Ratio of net investment income to average net assets prior to waived fees(a)	3.09%	1.83	%(b)	n/a		n/a	n/a
Total return	3.28%	0.64	%(b)(c)	n/a		n/a	n/a
Money Market
Ratio of expenses to average net assets	0.05%	0.05%		0.10%		0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees	0.10%	0.10%		n/a		n/a	n/a
Ratio of net investment income to average net assets	3.27%	1.40%		1.15%		1.80%	3.66%
Ratio of net investment income to average net assets prior to waived fees	3.22%	1.35%		n/a		n/a	n/a
Total return	3.28%	1.39%		1.16%		1.84%	4.23%
Prime Money Market
Ratio of expenses to average net assets(a)	0.08%	0.03%		0.03	%(d)	n/a	n/a
Ratio of expenses to average net assets prior to waived fees(a)	0.10%	0.10%		0.10	%(d)	n/a	n/a
Ratio of net investment income to average net assets(a)	3.22%	1.52%		1.12	%(d)	n/a	n/a
Ratio of net investment income to average net assets prior to waived fees(a)	3.20%	1.45%		1.05	%(d)	n/a	n/a
Total return	3.26%	1.40%		0.80	%(c)(d)	n/a	n/a
Treasury Money Market
Ratio of expenses to average net assets(a)	0.00%	0.00	%(b)	n/a		n/a	n/a
Ratio of expenses to average net assets prior to waived fees(a)	0.10%	0.10	%(b)	n/a		n/a	n/a
Ratio of net investment income to average net assets(a)	3.99%	1.82	%(b)	n/a		n/a	n/a
Ratio of net investment income to average net assets prior to waived fees(a)	3.89%	1.72	%(b)	n/a		n/a	n/a
Total return	3.20%	0.61	%(b)(c)	n/a		n/a	n/a

(a)	Annualized for periods of less than one year.
(b)	For the period from September 1, 2004 (commencement of operations) to December 31, 2004.
(c)	Not annualized.
(d)	For the period from April 16, 2003 (commencement of operations) to December 31, 2003.

29

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Interestholders and Board of Trustees of

Master Investment Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio, each a portfolio of Master Investment Portfolio (the “Master Portfolios”), at December 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods presented and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolios’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which include confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 16, 2006

30

MASTER INVESTMENT PORTFOLIO

TRUSTEE INFORMATION — Unaudited

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. The Trustees and Officers of Master Investment Portfolio (“MIP”) also serve as Trustees and Officers of Barclays Global Investors Funds (“BGIF”). Please see the Trustees Information for BGIF (found elsewhere in this report), for information regarding the Trustees and Officers of MIP.

Additional information about MIP’s Trustees may be found in Part B of each Master Portfolio’s Registration Statement, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

31

Notes:

32

Notes:

33

Notes:

34

The Barclays Global Investors Funds (Funds) are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the Master Portfolios, in which each Fund invests all of its assets. Barclays Global Investors Services (BGIS) assists in the marketing of the Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

Investing involves risk, including possible loss of principal.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1 877 244 1544, and on the Securities and Exchange Commission's website at www.sec.gov.

Information about how the Master Portfolio in which each Fund invests voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2005 is available without charge, upon request, by calling toll-free 1 877 244 1544, and on the Securities and Exchange Commission's website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1 800 SEC 0330.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGF-AR-MM1205

BARCLAYS GLOBAL INVESTORS

BARCLAYS

2005 ANNUAL REPORT TO SHAREHOLDERS | DECEMBER 31, 2005

INSTITUTIONAL MONEY MARKET FUND

AON CAPTIVES SHARES

BGICash *from* BARCLAYS GLOBAL INVESTORS

BARCLAYS GLOBAL INVESTORS FUNDS

Shareholder Expenses

As a shareholder of a Barclays Global Investors Fund, you incur ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

ACTUAL EXPENSES

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under the Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Fund	Beginning Account Value (July 1, 2005)	Ending Account Value (December 31, 2005)	Annualized Expense Ratio(a)	Expenses Paid During Period (b) (July 1 to December 31, 2005)
Institutional Money Market
Aon Captives Shares
Actual	$1,000.00	$1,018.50	0.18%	$0.92
Hypothetical (5% return before expenses)	1,000.00	1,024.32	0.18	0.92

(a)	This ratio includes expenses charged to the Money Market Master Portfolio and includes investment advisory and administration fees voluntary waived during the period.
(b)	Expenses are calculated using the Fund’s annualized expense ratio of the Aon Captives Shares (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

1

INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005

ASSETS
Investment in Money Market Master Portfolio (Master Portfolio), at value (Note 1)	$5,411,656,356

Total Assets	5,411,656,356

LIABILITIES
Payables:
Distribution to shareholders	19,546,725
Administration fees (Note 2)	100,339
Distribution fees – Aon Captives Shares (Note 2)	20,025

Total Liabilities	19,667,089

NET ASSETS	$5,391,989,267

Net assets consist of:
Paid-in capital	$5,391,955,951
Undistributed net investment income	3,747
Undistributed net realized gain	29,569

NET ASSETS	$5,391,989,267

Aon Captives Shares
Net Assets	$77,898,550

Shares outstanding	77,897,975

Net asset value and offering price per share	$1.00

Institutional Shares
Net Assets	$3,485,876,124

Shares outstanding	3,485,858,584

Net asset value and offering price per share	$1.00

Premium Shares
Net Assets	$1,803,170,990

Shares outstanding	1,803,159,587

Net asset value and offering price per share	$1.00

Select Shares
Net Assets	$24,940,220

Shares outstanding	24,940,211

Net asset value and offering price per share	$1.00

Trust Shares
Net Assets	$103,383

Shares outstanding	103,383

Net asset value and offering price per share	$1.00

The accompanying notes are an integral part of these financial statements.

2

INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2005

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
Interest	$218,145,682
Expenses(a)	(3,442,469)

Net investment income allocated from Master Portfolio	214,703,213

FUND EXPENSES (Note 2)
Administration fees	2,559,241
Distribution fees – Aon Captives Shares	95,721

Total fund expenses	2,654,962
Less administration fees waived	(1,312,234)

Net fund expenses	1,342,728

Net investment income	213,360,485

REALIZED GAIN (LOSS) ALLOCATED FROM MASTER PORTFOLIO
Net realized gain	32,325

Net realized gain	32,325

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$213,392,810

(a)	Net of investment advisory fee waivers by the Master Portfolio’s investment adviser in the amount of $3,129,635.

The accompanying notes are an integral part of these financial statements.

3

INSTITUTIONAL MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the year ended December 31, 2005	For the year ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$213,360,485	$67,218,571
Net realized gain (loss)	32,325	(2,753)

Net increase in net assets resulting from operations	213,392,810	67,215,818

Distributions to shareholders:
From net investment income:
Aon Captives Shares	(2,943,319)	(1,141,062)
Institutional Shares	(129,993,058)	(54,192,310)
Premium Shares	(79,980,794)	(11,848,951)
Select Shares	(440,285)	(35,557)
Trust Shares	(2,975)	(745)

	(213,360,431)	(67,218,625)

Total distributions to shareholders	(213,360,431)	(67,218,625)

Capital share transactions (Note 3):
Aon Captives Shares	(28,534,415)	51,033,638
Institutional Shares	(138,646,363)	(373,719,853)
Premium Shares	585,770,940	927,289,984
Select Shares	18,227,811	6,712,400
Trust Shares	2,796	100,587

Net increase in net assets resulting from capital share transactions	436,820,769	611,416,756

Increase in net assets	436,853,148	611,413,949
NET ASSETS:
Beginning of year	4,955,136,119	4,343,722,170

End of year	$5,391,989,267	$4,955,136,119

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$3,747	$(54)

The accompanying notes are an integral part of these financial statements.

4

INSTITUTIONAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Aon Captives Shares
	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003		Year ended Dec. 31, 2002	Year ended Dec. 31, 2001
Net asset value, beginning of year	$1.00	$1.00	$1.00		$1.00	$1.00
Income from investment operations:
Net investment income	0.03	0.01	0.01		0.02	0.04
Net realized gain	0.00 (a)	0.00 (a)	0.00	(a)	—	—

Total from investment operations	0.03	0.01	0.01		0.02	0.04

Less distributions from:
Net investment income	(0.03)	(0.01)	(0.01)		(0.02)	(0.04)
Net realized gain	—	—	(0.00	)(a)	—	—

Total distributions	(0.03)	(0.01)	(0.01)		(0.02)	(0.04)

Net asset value, end of year	$1.00	$1.00	$1.00		$1.00	$1.00

Total return	3.19%	1.29%	1.04%		1.70%	4.12%

Ratios/Supplemental data:
Net assets, end of year (000s)	$77,899	$106,433	$55,399		$8,211	$6
Ratio of expenses to average net assets(b)	0.15%	0.15%	0.22%		0.22%	0.24%
Ratio of expenses to average net assets prior to waived fees(b)	0.22%	0.22%	n/a		n/a	n/a
Ratio of net investment income to average net assets(b)	3.07%	1.35%	0.97%		1.42%	4.06%
Ratio of net investment income to average net assets prior to waived fees(b)	3.00%	1.28%	n/a		n/a	n/a

(a)	Rounds to less than $0.01.
(b)	These ratios include expenses charged to the Money Market Master Portfolio.

The accompanying notes are an integral part of these financial statements.

5

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

Barclays Global Investors Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware statutory trust effective January 11, 2002. As of December 31, 2005, the Trust offered the following diversified funds: Bond Index, Government Money Market, Institutional Money Market, Money Market, Prime Money Market, S&P 500 Stock and Treasury Money Market Funds and LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios.

These financial statements relate only to the Aon Captives Shares of the Institutional Money Market Fund (the “Fund”). In addition, the Fund offers Institutional Shares, Premium Shares, Select Shares and Trust Shares. All classes of shares have equal rights to assets and earnings, and differ principally in administration and distribution fees.

Under the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

The Fund invests all of its assets in a separate series (the “Master Portfolio”) of Master Investment Portfolio (“MIP”). The Master Portfolio has the same or substantially similar investment objectives as the Fund. The value of the Fund’s investment in its Master Portfolio reflects the Fund’s interest in the net assets of the Master Portfolio (85.86%, as of December 31, 2005). The method by which MIP values its securities is discussed in Note 1 of the Master Portfolio’s Notes to the Financial Statements, which are included elsewhere in this report.

The performance of the Fund is directly affected by the performance of its Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, accompanied by an unaudited summarized, tabular presentation, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund seeks to maintain a constant net asset value of $1.00 per share for each of the classes of shares. There is no assurance that the Fund will meet this objective.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

The Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its Master Portfolio. In addition, the Fund accrues its own expenses. Net investment income, common fund expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. Dividends are determined separately for the class based on income and expenses allocable to the class.

As of December 31, 2005, the tax year-end of the Fund, the components of net distributable earnings on a tax basis consisted of undistributed ordinary income of $35,458 and capital and other losses of $2,142, for net distributable earnings of $33,316.

6

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

The tax character of distributions paid for the years ended December 31, 2005 and December 31, 2004, consisted of ordinary income of $213,360,431 and $67,218,625, respectively.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute annually substantially all of its income and any gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2005.

From November 1, 2005 to December 31, 2005, the Fund incurred net realized capital losses. As permitted by tax regulations, the Fund has elected to defer the losses of $2,142 and treat it as arising in the year ending December 31, 2006.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investors Bank & Trust Company (“IBT”) serves as the custodian, sub-administrator, transfer agent and dividend disbursement agent of the Fund. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Fund. IBT is entitled to receive fees for its transfer agent and dividend disbursing agent services, which BGI has agreed to pay out of the fees it receives for administration services to the Fund.

SEI Investments Distribution Company (“SEI”) is the Fund’s distributor. The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay expenses relating to the distribution of its Aon Captives Shares. Under the plan, SEI is entitled to receive an annual fee for these services of 0.10% of the average daily net assets of the Aon Captives Shares. This fee is an expense of the Aon Captives Shares only and is not borne by the Institutional Shares, Premium Shares, Select Shares or Trust Shares.

The Trust has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Fund’s transfer agent, custodian, financial printer, legal counsel and independent registered public accounting firm), to the Fund for which BGI receives a fee paid by the Fund. This fee is an “all-in” or “semi-unified” fee and BGI, in consideration thereof, has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees and costs related to securities transactions. BGI is entitled to receive for these administration services an annual fee of 0.02% of the average daily net assets of the Aon Captives Shares. From time to time, BGI may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. For the year ended December 31, 2005, BGI waived administration fees of $19,144 for the Aon Captives Shares of the Fund. BGI may delegate certain of its administration duties to sub-administrators.

Certain officers and trustees of the Trust are also officers of BGI. As of December 31, 2005, these officers of BGI collectively owned less than 1% of the outstanding shares of the Trust.

3. CAPITAL SHARE TRANSACTIONS

As of December 31, 2005, there were an unlimited number of no par value shares of beneficial interest authorized. Transactions in capital shares for the Aon Captives Shares of the Fund were as follows:

	Institutional Money Market Fund
	Year Ended December 31, 2005		Year Ended December 31, 2004
	Shares	Amount	Shares	Amount
Shares sold	52,604,460	$52,604,460	90,884,066	$90,884,068
Shares issued in reinvestment of dividends and distributions	1,167,489	1,167,489	763,570	763,570
Shares redeemed	(82,306,364)	(82,306,364)	(40,614,000)	(40,614,000)

Net increase (decrease)	(28,534,415)	$(28,534,415)	51,033,636	$51,033,638

7

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Barclays Global Investors Funds:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Institutional Money Market Fund, a series of Barclays Global Investors Funds, (the “Fund”), at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the Aon Captives Share Class for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of the financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 16, 2006

8

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE INFORMATION — UNAUDITED

The Board of Trustees has responsibility for the overall management and operations of the Funds. Each Trustee serves until he or she resigns, retires, or his or her successor is elected and qualified. Each Officer serves until his or her successor is chosen and qualified.

Barclays Global Investors Funds (“BGIF”), Master Investment Portfolio (“MIP”), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of BGIF also serves as a Trustee for MIP and oversees 25 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for iShares Trust and as a Director for iShares, Inc. and oversees 126 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 45 Fremont Street, San Francisco, California 94105. Additional information about the Funds’ Trustees may be found in the Funds’ Statements of Additional Information, which are available without charge, upon request, by calling toll-free 1-877-244-1544.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Public Company and Investment Company Directorships

*Lee T. Kranefuss, 1961	Trustee (since 2001), President and Chief Executive Officer (since 2002).	Chief Executive Officer (since 2003) of the Intermediary Investor and Exchange Traded Products Business of BGI; Chief Executive Officer (1997-2003) of the Intermediary Investor Business of BGI.	Trustee (since 2001) of MIP; Trustee (since 2003) of iShares Trust; Director (since 2003) of iShares, Inc.

Michael A. Latham, 1965	Secretary, Treasurer and Chief Financial Officer (since 2003).	Chief Operating Officer (since 2004) of the Intermediary Investor Business of BGI; Director (2000-2004) of Mutual Fund Delivery of the Intermediary Investor Business of BGI.	None.

*	Lee T. Kranefuss is deemed to be an “interested person” of the Trust because he serves as Chief Executive Officer of the Intermediary Investor Business of BGI, the administrator of the Funds and the Master Portfolios, and the parent company of BGFA, the investment adviser of the Master Portfolios.

9

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE INFORMATION — UNAUDITED (Continued)

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Public Company and Investment Company Directorships

Mary G. F. Bitterman, 1944	Trustee (since 2001).	President (since 2004) and Director (since 2002) of the Bernard Osher Foundation; Director (2003-2004) of Osher Lifelong Learning Institutes; President and Chief Executive Officer (2002-2003) of The James Irvine Foundation; President and Chief Executive Officer (1993-2002) of KQED, Inc.	Trustee (since 2001) of MIP; Director (since 1984) and Lead Independent Director (since 2000) of Bank of Hawaii.

Jack S. Euphrat, 1922	Trustee (since 1993).	Private Investor.	None.

Richard K. Lyons, 1961	Trustee (since 2001).	Executive Associate Dean (since 2005), Sylvan Coleman Chair in Finance (since 2004), Acting Dean (2004-2005) and Professor (since 1993), University of California, Berkeley; Haas School of Business; Consultant for IMF, World Bank, Federal Reserve Bank, and Citibank N.A. (since 2000).	Trustee (since 2001) of MIP; Director (since 2003) of the BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 1995) and Chairman of the Matthews Asian Funds (oversees 8 portfolios); Trustee (since 2000) of iShares Trust; Director (since 2002) of iShares, Inc.

Leo Soong, 1946	Trustee (since 2000).	President (since 2002) of Trinity Products LLC; Managing Director (since 1989) of CG Roxane LLC (water company); Co-Founder of Crystal Geyser Water Co. (President through 1999).	Trustee (since 2000) of MIP; Vice Chairman (since 2005) of the California Pacific Medical Center; Director (since 1990) of the California State Automobile Association; Director (since 2002) of the American Automobile Association.

10

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2005

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT – 2.54%
HBOS Treasury Services PLC
3.56%, 03/14/06	$50,000,000	$50,000,000
3.79%, 06/19/06	50,000,000	49,997,741
Svenska Handelsbanken NY
4.50%, 10/16/06	25,000,000	25,000,000
Toronto-Dominion Bank
3.94%, 07/10/06	35,000,000	35,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost: $159,997,741)		159,997,741

COMMERCIAL PAPER – 6.31%
Amstel Funding Corp.
4.40%, 05/08/06	50,000,000	49,217,778
CC USA Inc.
3.76%, 01/23/06	50,000,000	49,879,889
3.93%, 02/24/06	65,500,000	65,106,727
4.23%, 04/21/06	45,000,000	44,413,087
Dorada Finance Inc.
3.76%, 01/26/06	10,000,000	9,972,844
Grampian Funding LLC
3.74%, 01/13/06	90,000,000	89,878,450
K2 USA LLC
3.85%, 02/07/06	74,600,000	74,297,227
Sigma Finance Inc.
4.16%, 04/06/06	15,000,000	14,833,600

TOTAL COMMERCIAL PAPER (Cost: $397,599,602)		397,599,602

MEDIUM-TERM NOTES – 1.43%
K2 USA LLC
3.57%, 03/16/06(1)	15,000,000	15,000,000
Marshall & Ilsley Bank
5.18%, 12/15/06	50,000,000	50,159,679
Sigma Finance Inc.
4.50%, 10/16/06(1)	25,000,000	25,000,000

TOTAL MEDIUM-TERM NOTES (Cost: $90,159,679)		90,159,679

TIME DEPOSITS – 6.55%
Branch Banking & Trust
4.02%, 01/03/06	250,000,000	250,000,000
Regions Bank
4.02%, 01/03/06	162,500,000	162,500,000

TOTAL TIME DEPOSITS (Cost: $412,500,000)		412,500,000

VARIABLE & FLOATING RATE NOTES – 65.64%
Allstate Life Global Funding II
4.36%, 12/08/06(1)	11,000,000	11,005,507
4.37%, 11/09/06(1)	20,000,000	20,010,187
4.37%, 12/27/06(1)	50,000,000	50,000,000
4.39%, 01/12/07(1)	35,000,000	35,018,818
4.43%, 01/16/07(1)	25,000,000	25,012,931
American Express Bank
4.33%, 07/19/06	40,000,000	40,000,000
4.34%, 09/27/06	90,000,000	90,000,000
American Express Centurion Bank
4.34%, 06/29/06	35,000,000	35,000,000
4.34%, 09/27/06	60,000,000	60,000,000
American Express Credit Corp.
4.42%, 02/28/06	31,000,000	31,002,173
ANZ National International Ltd.
4.31%, 12/29/06(1)	75,000,000	75,000,000
ASIF Global Financing
4.34%, 08/11/06(1)	25,000,000	25,001,998
4.38%, 01/23/07(1)	75,000,000	74,996,257
4.55%, 05/30/06(1)	61,500,000	61,540,898
4.56%, 12/11/06(1)	90,000,000	90,072,387
Australia & New Zealand Banking Group Ltd.
4.35%, 01/23/07(1)	35,000,000	35,000,000
Bank of Ireland
4.34%, 12/20/06(1)	70,000,000	70,000,000
Bank of Nova Scotia
4.32%, 09/29/06	35,000,000	34,992,555
Banque Nationale de Paris
4.25%, 10/04/06	20,000,000	19,995,934
Beta Finance Inc.
4.33%, 04/25/06(1)	30,000,000	29,997,000
4.33%, 05/25/06(1)	15,000,000	14,999,459
CC USA Inc.
4.32%, 06/15/06(1)	55,000,000	54,997,499
4.33%, 05/25/06(1)	25,000,000	24,998,973
4.34%, 03/23/06(1)	25,000,000	25,000,048
4.35%, 07/14/06(1)	15,000,000	15,001,574
Commodore CDO Ltd. 2003-2A Class A1MM
4.56%, 06/13/06(1)	25,000,000	25,000,000
Credit Suisse First Boston NY
4.31%, 05/09/06	50,000,000	50,000,000
4.35%, 07/19/06	75,000,000	75,000,000
4.35%, 09/26/06	100,000,000	100,000,000
DEPFA Bank PLC
4.50%, 12/15/06	100,000,000	100,000,000
Descartes Funding Trust
4.37%, 11/15/06(1)	45,000,000	45,000,000
Dexia Credit Local
4.33%, 08/30/06	35,000,000	34,995,359
Dorada Finance Inc.
4.33%, 06/26/06(1)	15,000,000	14,999,321

11

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Face Amount	Value
Five Finance Inc.
4.32%, 09/15/06(1)	$30,000,000	$29,995,759
4.33%, 05/25/06(1)	22,000,000	21,999,096
4.34%, 06/26/06(1)	14,000,000	13,999,320
Greenwich Capital Holdings Inc.
4.32%, 02/10/06	15,000,000	15,000,000
4.32%, 02/13/06	15,000,000	15,000,000
HBOS Treasury Services PLC
4.57%, 10/24/06(1)	50,000,000	50,000,000
Holmes Financing PLC Series 2005-9 Class 1A
4.36%, 12/15/06(1)	50,000,000	50,000,000
HSBC Bank USA N.A.
4.39%, 05/04/06	15,000,000	15,004,117
ING USA Annuity & Life Insurance Funding Agreement
4.57%, 12/18/06(1)(2)	20,000,000	20,000,000
Jordan Brick Co. Inc.
4.38%, 01/03/06(1)	18,000,000	18,000,000
K2 USA LLC
4.25%, 06/02/06(1)	35,000,000	34,998,533
4.32%, 09/11/06(1)	100,000,000	99,989,630
Lakeline Austin Development Ltd.
4.40%, 01/03/06(1)	9,800,000	9,800,000
Leafs LLC
4.37%, 02/21/06(1)	19,971,050	19,971,050
LEEK Finance Series 14A Class A1
4.37%, 01/23/06	4,835,872	4,835,872
Links Finance LLC
4.32%, 01/20/06(1)	35,000,000	34,999,556
4.32%, 10/16/06(1)	82,000,000	81,990,234
Lothian Mortgages PLC Series 4A Class A1
4.37%, 01/24/06(1)	25,000,000	25,000,000
Marshall & Ilsley Bank
4.35%, 12/15/06	60,000,000	60,000,000
4.47%, 02/20/06	30,000,000	30,004,935
Metropolitan Life Insurance Funding Agreement
4.24%, 07/18/06(1)(2)	25,000,000	25,000,000
Monumental Global Funding II
4.53%, 12/27/06(1)	100,000,000	100,008,042
Natexis Banques Populaires
4.35%, 01/12/07(1)	50,000,000	50,000,000
National City Bank
4.26%, 01/06/06	20,000,000	19,999,917
Nationwide Building Society
4.58%, 10/27/06(1)	100,000,000	100,000,000
Nordea Bank AB
4.34%, 01/11/07(1)	75,000,000	75,000,000
Nordea Bank PLC
4.23%, 10/02/06	75,000,000	74,986,653
Northern Rock PLC
4.32%, 11/03/06(1)	70,000,000	70,000,000
Permanent Financing PLC Series 8 Class 1A
4.32%, 06/12/06(1)	37,000,000	37,000,067
Principal Life Income Funding Trusts
4.30%, 11/13/06	50,000,000	49,998,353
Royal Bank of Scotland
4.23%, 04/05/06	76,250,000	76,241,832
4.33%, 08/30/06	100,000,000	99,986,739
Sedna Finance Inc.
4.34%, 09/20/06(1)	15,000,000	15,000,000
Sigma Finance Inc.
4.00%, 08/11/06(1)	75,000,000	74,976,738
4.33%, 08/15/06(1)	15,000,000	14,999,067
4.35%, 03/20/06(1)	20,000,000	20,000,329
Skandinaviska Enskilda Bank NY
4.36%, 11/16/06(1)	50,000,000	50,000,000
Societe Generale
4.26%, 01/02/07(1)	30,000,000	30,000,000
4.30%, 06/13/06	30,000,000	29,997,270
Tango Finance Corp.
4.32%, 06/12/06(1)	50,000,000	49,997,769
4.33%, 05/26/06(1)	15,000,000	14,999,094
4.33%, 09/25/06(1)	30,000,000	29,996,718
Trap Rock Industry Inc.
4.40%, 01/03/06(1)	20,390,000	20,390,000
Travelers Insurance Co. Funding Agreement
4.36%, 02/03/06(1)(2)	50,000,000	50,000,000
4.45%, 08/18/06(1)(2)	50,000,000	50,000,000
Union Hamilton Special Funding LLC
4.52%, 03/28/06(1)	50,000,000	50,000,000
US Bank N.A.
4.31%, 09/29/06	15,000,000	14,997,062
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
4.37%, 01/25/06(1)	65,450,999	65,450,999
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
4.37%, 01/25/06(1)	72,107,202	72,107,202
Westpac Banking Corp.
4.49%, 01/11/07	70,000,000	70,000,000
WhistleJacket Capital LLC
4.32%, 02/15/06(1)	20,000,000	19,999,364
4.33%, 06/22/06(1)	15,000,000	14,999,289
4.33%, 07/28/06(1)	15,000,000	14,997,857
4.33%, 10/16/06(1)	100,000,000	99,991,889
4.33%, 10/20/06(1)	25,000,000	24,994,365
4.33%, 11/22/06(1)	75,000,000	74,981,733
White Pine Finance LLC
4.32%, 03/15/06(1)	46,000,000	45,997,334
4.32%, 07/17/06(1)	50,000,000	49,994,425
4.32%, 09/15/06(1)	46,000,000	45,995,122
Winston Funding Ltd. Series 2003-1 Class A1MA
4.26%, 01/23/06(1)	100,000,000	100,000,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $4,137,312,209)		4,137,312,209

12

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Face Amount	Value
REPURCHASE AGREEMENTS – 17.29%
Banc of America Securities LLC Tri-Party Repurchase Agreement, 4.10%, due 1/3/06, maturity value $100,045,556 (collateralized by U.S. Government obligations, value $102,000,001, 4.50% to 6.00%, 5/1/33 to 11/1/35).	$100,000,000	$100,000,000
Bank of America Securities LLC Tri-Party Repurchase Agreement, 4.30%, due 1/3/06, maturity value $40,019,111 (collateralized by U.S. Government obligations, value $40,800,000, 5.00%, 8/1/35 to 1/1/36).	40,000,000	40,000,000
Credit Suisse First Boston Inc. Tri-Party Repurchase Agreement, 4.25%, due 1/3/06, maturity value $40,018,889 (collateralized by U.S. Government obligations, value $40,801,003, 4.21% to 4.77%, 1/1/33 to 5/1/35).	40,000,000	40,000,000
Goldman Sachs & Co. Tri-Party Repurchase Agreement, 4.33%, due 1/3/06, maturity value $40,019,244 (collateralized by U.S. Government obligations, value $40,800,000, 4.25% to 5.19%, 4/1/34 to 9/1/35).	40,000,000	40,000,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, 4.40%, due 1/3/06, maturity value $250,122,222 (collateralized by non-U.S. Government debt securities, value $262,500,001, 0.00% to 10.00%, 1/1/06 to 12/31/35).(3)	250,000,000	250,000,000
JP Morgan Securities Inc. Tri-Party Repurchase Agreement, 4.29%, due 1/3/06, maturity value $40,019,067 (collateralized by U.S. Government obligations, value $40,801,409, 2.84% to 5.50%, 4/1/23 to 12/1/35).	40,000,000	40,000,000
Lehman Brothers Holdings Inc. Tri-Party Repurchase Agreement, 4.35%, due 1/3/06, maturity value $100,048,333 (collateralized by non-U.S. Government debt securities, value $104,993,464, 2.73% to 4.58%, 5/15/07 to 9/25/35).(3)	100,000,000	100,000,000
Lehman Brothers Inc. Tri-Party Repurchase Agreement, 4.20%, due 1/3/06, maturity value $40,018,667 (collateralized by U.S. Government obligations, value $40,800,562, 3.15% to 7.41%, 11/1/11 to 6/1/44).	40,000,000	40,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreement, 4.39%, due 6/28/06, maturity value $150,073,167 (collateralized by non-U.S. Government debt securities, value $154,504,756, 4.50% to 8.00%, 12/31/06 to 6/1/25).(2)(3)	150,000,000	150,000,000
Merrill Lynch Government Securities Inc. Tri-Party Repurchase Agreement, 4.28%, due 1/3/06, maturity value $40,019,022 (collateralized by U.S. Government obligations, value $41,201,372, 4.00% to 6.00%, 10/25/11 to 5/25/34).	40,000,000	40,000,000
Morgan Stanley Tri-Party Repurchase Agreement, 4.45%, due 1/22/07, maturity value $250,123,611 (collateralized by non-U.S. Government debt securities, value $257,841,442, 0.00% to 10.00%, 1/1/06 to 12/31/35).(2)(3)	250,000,000	250,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $1,090,000,000)		1,090,000,000

TOTAL INVESTMENTS IN SECURITIES – 99.76% (Cost: $6,287,569,231)		6,287,569,231

Other Assets, Less Liabilities – 0.24%		15,013,769

NET ASSETS – 100.00%		$6,302,583,000

(1)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(3)	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.

The accompanying notes are an integral part of these financial statements.

13

MONEY MARKET INVESTMENT PORTFOLIO

Portfolio Allocation (Unaudited)

December 31, 2005

Asset Type	Value	% of Net Assets
Variable & Floating Rate Notes	$4,137,312,209	65.64%
Repurchase Agreements	1,090,000,000	17.29
Time Deposits	412,500,000	6.55
Commercial Paper	397,599,602	6.31
Certificates of Deposit	159,997,741	2.54
Medium-Term Notes	90,159,679	1.43
Other Net Assets	15,013,769	0.24

TOTAL	$6,302,583,000	100.00%

This table is not part of the financial statements.

14

MONEY MARKET MASTER PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005

ASSETS
Investments in securities of unaffiliated issuers, at amortized cost which approximates value (Note 1)	$5,197,569,231
Repurchase agreements, at value and cost (Note 1)	1,090,000,000
Cash	3,268
Receivables:
Interest	15,549,343

Total Assets	6,303,121,842

LIABILITIES
Payables:
Investment advisory fees (Note 2)	538,842

Total Liabilities	538,842

NET ASSETS	$6,302,583,000

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2005

NET INVESTMENT INCOME
Interest from unaffiliated issuers	$240,993,254

Total investment income	240,993,254

EXPENSES (Note 2)
Investment advisory fees	7,249,677

Total expenses	7,249,677
Less investment advisory fees waived	(3,436,517)

Net expenses	3,813,160

Net investment income	237,180,094

REALIZED GAIN (LOSS)
Net realized gain from sale of investments in unaffiliated issuers	35,169

Net realized gain	35,169

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$237,215,263

STATEMENTS OF CHANGES IN NET ASSETS

	For the year ended December 31, 2005	For the year ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$237,180,094	$75,589,172
Net realized gain (loss)	35,169	(3,023)

Net increase in net assets resulting from operations	237,215,263	75,586,149

Interestholder transactions:
Contributions	58,641,619,347	27,939,964,264
Withdrawals	(58,107,077,434)	(27,213,733,782)

Net increase in net assets resulting from interestholder transactions	534,541,913	726,230,482

Increase in net assets	771,757,176	801,816,631
NET ASSETS:
Beginning of year	5,530,825,824	4,729,009,193

End of year	$6,302,583,000	$5,530,825,824

The accompanying notes are an integral part of these financial statements.

15

MONEY MARKET MASTER PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. As of December 31, 2005, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the Money Market Master Portfolio (the “Master Portfolio”).

Under MIP’s organizational documents, the Master Portfolio’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolio. Additionally, in the normal course of business, the Master Portfolio enters into contracts with service providers that contain general indemnification clauses. The Master Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolio that have not yet occurred.

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premiums and accretes discounts using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in the Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, the Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that the Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of December 31, 2005, the Master Portfolio’s cost of investments for federal income tax purposes was the same as for financial statement purposes.

16

MONEY MARKET MASTER PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

REPURCHASE AGREEMENTS

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to the Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.10% of the average daily net assets of the Master Portfolio, as compensation for investment advisory services. From time to time, BGFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance. For the year ended December 31, 2005, BGFA waived investment advisory fees of $3,436,517 for the Master Portfolio.

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolio. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolio.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolio. SEI does not receive any fee from the Master Portfolio for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolio’s custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolio. BGI is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators.

Certain officers and trustees of MIP are also officers of BGI. As of December 31, 2005, these officers of BGI collectively owned less than 1% of MIP’s outstanding beneficial interests.

3. FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolio were as follows:

	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001
Ratio of expenses to average net assets	0.05%	0.05%	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees	0.10%	0.10%	n/a	n/a	n/a
Ratio of net investment income to average net assets	3.27%	1.40%	1.15%	1.80%	3.66%
Ratio of net investment income to average net assets prior to waived fees	3.22%	1.35%	n/a	n/a	n/a
Total return	3.28%	1.39%	1.16%	1.84%	4.23%

17

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Interestholders and Board of Trustees of

Master Investment Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Money Market Master Portfolio, a portfolio of Master Investment Portfolio (the “Master Portfolio”), at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which include confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 16, 2006

18

MONEY MARKET MASTER PORTFOLIO

TRUSTEE INFORMATION — UNAUDITED

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolio. The Trustees and Officers of Master Investment Portfolio (“MIP”) also serve as Trustees and Officers of Barclays Global Investors Funds (“BGIF”). Please see the Trustees Information for BGIF (found elsewhere in this report), for information regarding the Trustees and Officers of MIP.

Additional information about MIP’s Trustees may be found in Part B of the Master Portfolio’s Registration Statement, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

19

Notes:

20

Notes:

21

Notes:

22

The Barclays Global Investors Funds (Funds) are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the Master Portfolios, in which each Fund invests all of its assets. Barclays Global Investors Services (BGIS) assists in the marketing of the Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

Investing involves risk, including possible loss of principal.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1 877 244 1544, and on the Securities and Exchange Commission's website at www.sec.gov.

Information about how the Master Portfolio in which each Fund invests voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2005 is available without charge, upon request, by calling toll-free 1 877 244 1544, and on the Securities and Exchange Commission's website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1 800 SEC 0330.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGF-AR-MMAN1205

BARCLAYS GLOBAL INVESTORS

BARCLAYS

2005 ANNUAL REPORT TO SHAREHOLDERS | DECEMBER 31, 2005

GOVERNMENT MONEY MARKET FUND

INSTITUTIONAL MONEY MARKET FUND

PRIME MONEY MARKET FUND

TREASURY MONEY MARKET FUND

PREMIUM SHARES

BGICash *from* BARCLAYS GLOBAL INVESTORS

BARCLAYS GLOBAL INVESTORS FUNDS

Shareholder Expenses

As a shareholder of a Barclays Global Investors Fund, you incur ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Fund	Beginning Account Value (July 1, 2005)	Ending Account Value (December 31, 2005)	Annualized Expense Ratio (a)	Expenses Paid During Period (b) (July 1 to December 31, 2005)
Government Money Market
Premium Shares
Actual	$1,000.00	$1,018.60	0.09%	$0.46
Hypothetical (5% return before expenses)	1,000.00	1,024.75	0.09	0.46
Institutional Money Market
Premium Shares
Actual	1,000.00	1,018.70	0.13	0.66
Hypothetical (5% return before expenses)	1,000.00	1,024.57	0.13	0.66
Prime Money Market
Premium Shares
Actual	1,000.00	1,018.50	0.15	0.76
Hypothetical (5% return before expenses)	1,000.00	1,024.46	0.15	0.77
Treasury Money Market
Premium Shares
Actual	1,000.00	1,031.50	0.05	0.26
Hypothetical (5% return before expenses)	1,000.00	1,024.95	0.05	0.26

(a)	This ratio includes expenses charged to the corresponding Master Portfolio and includes investment advisory and administration fees voluntary waived during the period.
(b)	Expenses are calculated using each Fund’s annualized expense ratio of the Premium Shares (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

1

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2005

	Government Money Market Fund	Institutional Money Market Fund	Prime Money Market Fund	Treasury Money Market Fund
ASSETS
Investments:
In corresponding Master Portfolio, at value (Note 1)	$394,466,966	$5,411,656,356	$9,870,959,765	$103,493,497

Total Assets	394,466,966	5,411,656,356	9,870,959,765	103,493,497

LIABILITIES
Payables:
Distribution to shareholders	1,195,056	19,546,725	33,699,305	397,552
Administration fees (Note 2)	13,486	100,339	242,194	622
Distribution fees – Aon Captives Shares (Note 2)	—	20,025	—	—

Total Liabilities	1,208,542	19,667,089	33,941,499	398,174

NET ASSETS	$393,258,424	$5,391,989,267	$9,837,018,266	$103,095,323

Net assets consist of:
Paid-in capital	$393,258,424	$5,391,955,951	$9,836,998,750	$103,095,323
Undistributed net investment income	—	3,747	13,322	—
Undistributed net realized gain	—	29,569	6,194	—

NET ASSETS	$393,258,424	$5,391,989,267	$9,837,018,266	$103,095,323

Aon Captives Shares
Net Assets	$—	$77,898,550	$—	$—

Shares outstanding	—	77,897,975	—	—

Net asset value and offering price per share	$—	$1.00	$—	$—

Institutional Shares
Net Assets	$169,200,207	$3,485,876,124	$6,521,818,007	$100,342,539

Shares outstanding	169,200,207	3,485,858,584	6,521,801,171	100,342,539

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Premium Shares
Net Assets	$183,242,766	$1,803,170,990	$3,233,738,277	$2,546,403

Shares outstanding	183,242,766	1,803,159,587	3,233,735,056	2,546,403

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Select Shares
Net Assets	$40,712,298	$24,940,220	$81,358,616	$103,339

Shares outstanding	40,712,298	24,940,211	81,359,157	103,339

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Trust Shares
Net Assets	$103,153	$103,383	$103,366	$103,042

Shares outstanding	103,153	103,383	103,366	103,042

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

The accompanying notes are an integral part of these financial statements.

2

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2005

	Government Money Market Fund	Institutional Money Market Fund	Prime Money Market Fund	Treasury Money Market Fund
NET INVESTMENT INCOME ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Interest	$29,369,301	$218,145,682	$412,793,534	$685,155
Expenses(a)	(121,718)	(3,442,469)	(9,771,810)	—

Net investment income allocated from corresponding Master Portfolio	29,247,583	214,703,213	403,021,724	685,155

FUND EXPENSES (Note 2)
Administration fees	288,345	2,559,241	5,282,707	5,000
Distribution fees – Aon Captives Shares	—	95,721	—	—

Total fund expenses	288,345	2,654,962	5,282,707	5,000
Less administration fees waived	(163,899)	(1,312,234)	(2,322,017)	(3,428)

Net fund expenses	124,446	1,342,728	2,960,690	1,572

Net investment income	29,123,137	213,360,485	400,061,034	683,583

REALIZED GAIN (LOSS) ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Net realized gain	—	32,325	8,607	—

Net realized gain	—	32,325	8,607	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,123,137	$213,392,810	$400,069,641	$683,583

(a)	Net of investment advisory fee waivers by the Master Portfolios’ investment adviser in the amounts of $799,065, $3,129,635, $2,766,658, and $17,151, respectively.

The accompanying notes are an integral part of these financial statements.

3

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Fund		Institutional Money Market Fund
	For the year ended December 31, 2005	For the period September 1, 2004(a) to December 31, 2004	For the year ended December 31, 2005	For the year ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$29,123,137	$2,579,760	$213,360,485	$67,218,571
Net realized gain (loss)	—	—	32,325	(2,753)

Net increase in net assets resulting from operations	29,123,137	2,579,760	213,392,810	67,215,818

Distributions to shareholders:
From net investment income:
Aon Captives Shares	—	—	(2,943,319)	(1,141,062)
Institutional Shares	(22,103,787)	(2,578,006)	(129,993,058)	(54,192,310)
Premium Shares	(6,585,019)	(622)	(79,980,794)	(11,848,951)
Select Shares	(431,372)	(605)	(440,285)	(35,557)
Trust Shares	(2,959)	(527)	(2,975)	(745)

	(29,123,137)	(2,579,760)	(213,360,431)	(67,218,625)

Total distributions to shareholders	(29,123,137)	(2,579,760)	(213,360,431)	(67,218,625)

Capital share transactions (Note 3):
Aon Captives Shares	—	—	(28,534,415)	51,033,638
Institutional Shares	(278,900,244)	448,100,451	(138,646,363)	(373,719,853)
Premium Shares	183,142,328	100,438	585,770,940	927,289,984
Select Shares	40,611,873	100,425	18,227,811	6,712,400
Trust Shares	2,785	100,368	2,796	100,587

Net increase (decrease) in net assets resulting from capital share transactions	(55,143,258)	448,401,682	436,820,769	611,416,756

Increase (decrease) in net assets	(55,143,258)	448,401,682	436,853,148	611,413,949
NET ASSETS:
Beginning of period	448,401,682	—	4,955,136,119	4,343,722,170

End of period	$393,258,424	$448,401,682	$5,391,989,267	$4,955,136,119

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$—	$—	$3,747	$(54)

(a)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

4

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Prime Money Market Fund		Treasury Money Market Fund
	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2005	For the period September 1, 2004(a) to December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$400,061,034	$84,316,610	$683,583	$2,274
Net realized gain	8,607	55,136	—	—

Net increase in net assets resulting from operations	400,069,641	84,371,746	683,583	2,274

Distributions to shareholders:
From net investment income:
Institutional Shares	(231,155,121)	(54,101,221)	(590,271)	(609)
Premium Shares	(166,418,165)	(29,887,264)	(87,324)	(592)
Select Shares	(2,484,802)	(327,158)	(3,114)	(575)
Trust Shares	(2,946)	(753)	(2,874)	(498)

	(400,061,034)	(84,316,396)	(683,583)	(2,274)

From net realized gain:
Institutional Shares	—	(32,824)	—	—
Premium Shares	—	(11,403)	—	—

	—	(44,227)	—	—

Total distributions to shareholders	(400,061,034)	(84,360,623)	(683,583)	(2,274)

Capital share transactions (Note 3):
Institutional Shares	520,868,715	3,033,857,069	100,242,105	100,434
Premium Shares	(2,013,369,862)	4,282,862,178	2,445,981	100,422
Select Shares	(88,977,243)	170,336,400	2,930	100,409
Trust Shares	2,775	100,591	2,691	100,351

Net increase (decrease) in net assets resulting from capital share transactions	(1,581,475,615)	7,487,156,238	102,693,707	401,616

Increase (decrease) in net assets	(1,581,467,008)	7,487,167,361	102,693,707	401,616
NET ASSETS:
Beginning of period	11,418,485,274	3,931,317,913	401,616	—

End of period	$9,837,018,266	$11,418,485,274	$103,095,323	$401,616

Undistributed net investment income included in net assets at end of period	$13,322	—	—	—

(a)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

5

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Government Money Market Fund — Premium Shares
	Year ended Dec. 31, 2005	Period from Sep. 1, 2004 (a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00	$1.00
Income from investment operations:
Net investment income	0.03	0.01

Total from investment operations	0.03	0.01

Less distributions from:
Net investment income	(0.03)	(0.01)

Total distributions	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00

Total return	3.23%	0.62	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$183,243	$100
Ratio of expenses to average net assets(c)	0.08%	0.05%
Ratio of expenses to average net assets prior to waived fees(c)	0.17%	0.17%
Ratio of net investment income to average net assets(c)	3.54%	1.86%
Ratio of net investment income to average net assets prior to waived fees(c)	3.45%	1.74%

	Institutional Money Market Fund — Premium Shares
	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004		Year ended Dec. 31, 2003		Period from Dec. 2, 2002 (a) to Dec. 31, 2002
Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00

Income from investment operations:
Net investment income	0.03	0.01		0.01		0.00	(d)
Net realized gain (loss)	0.00 (d)	(0.00	)(d)	0.00	(d)	—

Total from investment operations	0.03	0.01		0.01		0.00	(d)

Less distributions from:
Net investment income	(0.03)	(0.01)		(0.01)		(0.00	)(d)
Net realized gain	—	—		(0.00	)(d)	—

Total distributions	(0.03)	(0.01)		(0.01)		(0.00	)(d)

Net asset value, end of period	$1.00	$1.00		$1.00		$1.00

Total return	3.24%	1.34%		1.10%		0.11	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,803,171	$1,217,388		$290,099		$5
Ratio of expenses to average net assets(e)	0.10%	0.10%		0.17%		0.25%
Ratio of expenses to average net assets prior to waived fees(e)	0.17%	0.17%		n/a		n/a
Ratio of net investment income to average net assets(e)	3.24%	1.45%		0.98%		1.51%
Ratio of net investment income to average net assets prior to waived fees(e)	3.17%	1.38%		n/a		n/a

(a)	Commencement of operations.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include expenses charged to the Government Money Market Master Portfolio.
(d)	Rounds to less than $0.01.
(e)	Annualized for periods of less than one year. These ratios include expenses charged to the Money Market Master Portfolio.

The accompanying notes are an integral part of these financial statements.

6

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Prime Money Market Fund — Premium Shares
	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004		Period from Apr. 16, 2003 (a) to Dec. 31, 2003
Net asset value, beginning of period	$1.00	$1.00		$1.00

Income from investment operations:
Net investment income	0.03	0.01		0.01
Net realized gain (loss)	0.00 (b)	0.00	(b)	(0.00	)(b)

Total from investment operations	0.03	0.01		0.01

Less distributions from:
Net investment income	(0.03)	(0.01)		(0.01)
Net realized gain	—	(0.00	)(b)	(0.00	)(b)

Total distributions	(0.03)	(0.01)		(0.01)

Net asset value, end of period	$1.00	$1.00		$1.00

Total return	3.21%	1.35%		0.75	%(c)

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,233,738	$5,247,105		$964,243
Ratio of expenses to average net assets(d)	0.13%	0.07%		0.09%
Ratio of expenses to average net assets prior to waived fees(d)	0.17%	0.17%		n/a
Ratio of net investment income to average net assets(d)	3.08%	1.62%		1.02%
Ratio of net investment income to average net assets prior to waived fees(d)	3.04%	1.52%		n/a

	Treasury Money Market Fund — Premium Shares
	Year ended Dec. 31, 2005	Period from Sep. 1, 2004 (a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00	$1.00

Income from investment operations:
Net investment income	0.03	0.01

Total from investment operations	0.03	0.01

Less distributions from:
Net investment income	(0.03)	(0.01)

Total distributions	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00

Total return	3.15%	0.59	%(c)

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,546	$100
Ratio of expenses to average net assets(e)	0.05%	0.05%
Ratio of expenses to average net assets prior to waived fees(e)	0.17%	0.17%
Ratio of net investment income to average net assets(e)	3.83%	1.77%
Ratio of net investment income to average net assets prior to waived fees(e)	3.71%	1.65%

(a)	Commencement of operations.
(b)	Rounds to less than $0.01.
(c)	Not annualized.
(d)	Annualized for periods of less than one year. These ratios include expenses charged to the Prime Money Market Master Portfolio.
(e)	Annualized for periods of less than one year. These ratios include expenses charged to the Treasury Money Market Master Portfolio.

The accompanying notes are an integral part of these financial statements.

7

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

Barclays Global Investors Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware statutory trust effective January 11, 2002. As of December 31, 2005, the Trust offered the following diversified funds: Bond Index, Government Money Market, Institutional Money Market, Money Market, Prime Money Market, S&P 500 Stock and Treasury Money Market Funds and LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios.

These financial statements relate only to the Premium Shares of the Government Money Market Fund (the “GMMF”), Institutional Money Market Fund (the “IMMF”), Prime Money Market Fund (the “PMMF”) and Treasury Money Market Fund (the “TMMF”), (each, a “Fund,” collectively, the “Funds”). In addition, the GMMF, PMMF and TMMF offer Institutional Shares, Select Shares and Trust Shares. The IMMF also offers Aon Captives Shares, Institutional Shares, Select Shares and Trust Shares. All classes of shares have equal rights to assets and earnings, and differ principally in administration and distribution fees.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

Each Fund invests all of its assets in a separate series (each, a “Master Portfolio”) of Master Investment Portfolio (“MIP”). Each Master Portfolio has the same or substantially similar investment objectives as its corresponding Fund. The value of each Fund’s investment in its corresponding Master Portfolio reflects that Fund’s interest in the net assets of that Master Portfolio (100.00%, 85.86%, 85.88% and 100.00% for the GMMF, IMMF, PMMF and TMMF, respectively, as of December 31, 2005). The method by which MIP values its securities is discussed in Note 1 of MIP’s Notes to the Financial Statements, which are included elsewhere in this report.

The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedules of Investments, accompanied by an unaudited summarized tabular presentation, are included elsewhere in this report and should be read in conjunction with the corresponding Fund’s financial statements.

Each Fund seeks to maintain a constant net asset value of $1.00 per share for each of the classes of shares. There is no assurance that the Funds will meet this objective.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Each Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each Fund accrues its own expenses. Net investment income, common fund expenses and realized and unrealized gains and losses are allocated among the classes of shares of each Fund based on the relative net assets of each class.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Funds are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. Dividends are determined separately for each class based on income and expenses allocable to each class.

8

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

As of December 31, 2005, the tax year-end of the Funds, the components of net distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Capital and Other Losses	Net Distributable Earnings
Institutional Money Market	$35,458	$(2,142)	$33,316
Prime Money Market	19,516	—	19,516

The tax character of distributions paid for the years ended December 31, 2005 and December 31, 2004, were as follows:

Fund	2005	2004
Government Money Market
Distributions paid from:
Ordinary Income	$29,123,137	$2,579,760

Total Distributions	$29,123,137	$2,579,760

Institutional Money Market
Distributions paid from:
Ordinary Income	$213,360,431	$67,218,625

Total Distributions	$213,360,431	$67,218,625

Prime Money Market
Distributions paid from:
Ordinary Income	$400,061,034	$84,360,623

Total Distributions	$400,061,034	$84,360,623

Treasury Money Market
Distributions paid from:
Ordinary Income	$683,583	$2,274

Total Distributions	$683,583	$2,274

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute annually substantially all of its income and any gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2005.

From November 1, 2005 to December 31, 2005, the Institutional Money Market Fund incurred net realized capital losses. As permitted by tax regulations, the Fund has elected to defer the losses of $2,142 and treat it as arising in the year ending December 31, 2006.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investors Bank & Trust Company (“IBT”) serves as the custodian, sub-administrator, transfer agent and dividend disbursement agent of the Funds. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Funds. IBT is entitled to receive fees for its transfer agent and dividend disbursing agent services, which BGI has agreed to pay out of the fees it receives for administration services to the Funds.

SEI Investments Distribution Company (“SEI”) is the Funds’ distributor. SEI does not receive a fee from the Premium Shares of the Funds for its distribution services.

The Trust has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Funds’ transfer agent, custodian, financial printer, legal counsel and independent registered public accounting firm), to the Funds for

9

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

which BGI receives a fee paid by each Fund. This fee is an “all-in” or “semi-unified” fee and BGI, in consideration thereof, has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees and costs related to securities transactions. BGI is entitled to receive for these administration services an annual fee of 0.07% of the average daily net assets of each Fund’s Premium Shares. From time to time, BGI may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. For the year ended December 31, 2005, BGI waived administration fees of $29,154, $493,610, $1,010,782 and $457 for the Premium Shares of the GMMF, IMMF, PMMF and TMMF, respectively. BGI may delegate certain of its administration duties to sub-administrators.

Certain officers and trustees of the Trust are also officers of BGI. As of December 31, 2005, these officers of BGI collectively owned less than 1% of the outstanding shares of the Trust.

3. CAPITAL SHARE TRANSACTIONS

As of December 31, 2005, there were an unlimited number of no par value shares of beneficial interest authorized. Transactions in capital shares for the Premium Shares of the Funds were as follows:

	Government Money Market Fund
	Year Ended December 31, 2005		Period Ended December 31, 2004 (a)
	Shares	Amount	Shares	Amount
Shares sold	4,027,681,994	$4,027,681,994	100,000	$100,000
Shares issued in reinvestment of dividends and distributions	4,744,687	4,744,687	438	438
Shares redeemed	(3,849,284,353)	(3,849,284,353)	—	—

Net increase	183,142,328	$183,142,328	100,438	$100,438

	Institutional Money Market Fund
	Year Ended December 31, 2005		Year Ended December 31, 2004
	Shares	Amount	Shares	Amount
Shares sold	12,409,149,344	$12,409,149,344	5,180,859,883	$5,180,859,883
Shares issued in reinvestment of dividends and distributions	53,195,056	53,195,056	8,061,506	8,061,506
Shares redeemed	(11,876,573,460)	(11,876,573,460)	(4,261,631,405)	(4,261,631,405)

Net increase	585,770,940	$585,770,940	927,289,984	$927,289,984

	Prime Money Market Fund
	Year Ended December 31, 2005		Year Ended December 31, 2004
	Shares	Amount	Shares	Amount
Shares sold	27,815,810,863	$27,815,810,863	16,139,864,436	$16,139,864,436
Shares issued in reinvestment of dividends and distributions	110,788,469	110,788,469	15,709,079	15,709,079
Shares redeemed	(29,939,969,194)	(29,939,969,194)	(11,872,711,337)	(11,872,711,337)

Net increase (decrease)	(2,013,369,862)	$(2,013,369,862)	4,282,862,178	$4,282,862,178

10

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

	Treasury Money Market Fund
	Year Ended December 31, 2005		Period Ended December 31, 2004 (a)
	Shares	Amount	Shares	Amount
Shares sold	119,416,584	$119,416,584	100,000	$100,000
Shares issued in reinvestment of dividends and distributions	20,230	20,230	422	422
Shares redeemed	(116,990,833)	(116,990,833)	—	—

Net increase	2,445,981	$2,445,981	100,422	$100,422

(a)	For the period from September 1, 2004 (commencement of operations) to December 31, 2004.

11

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Barclays Global Investors Funds:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Government Money Market Fund, Institutional Money Market Fund, Prime Money Market Fund and Treasury Money Market Fund, each a series of Barclays Global Investors Funds, (the “Funds”), at December 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods presented, and the financial highlights for the Premium Share Class for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 16, 2006

12

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE INFORMATION — UNAUDITED

The Board of Trustees has responsibility for the overall management and operations of the Funds. Each Trustee serves until he or she resigns, retires, or his or her successor is elected and qualified. Each Officer serves until his or her successor is chosen and qualified.

Barclays Global Investors Funds (“BGIF”), Master Investment Portfolio (“MIP”), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of BGIF also serves as a Trustee for MIP and oversees 25 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for iShares Trust and as a Director for iShares, Inc. and oversees 126 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 45 Fremont Street, San Francisco, California 94105. Additional information about the Funds’ Trustees may be found in the Funds’ Statements of Additional Information, which are available without charge, upon request, by calling toll-free 1-877-244-1544.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Public Company and Investment Company Directorships
*Lee T. Kranefuss, 1961	Trustee (since 2001), President and Chief Executive Officer (since 2002).	Chief Executive Officer (since 2003) of the Intermediary Investor and Exchange Traded Products Business of BGI; Chief Executive Officer (1997-2003) of the Intermediary Investor Business of BGI.	Trustee (since 2001) of MIP; Trustee (since 2003) of iShares Trust; Director (since 2003) of iShares, Inc.

Michael A. Latham, 1965	Secretary, Treasurer and Chief Financial Officer (since 2003).	Chief Operating Officer (since 2004) of the Intermediary Investor Business of BGI; Director (2000-2004) of Mutual Fund Delivery of the Intermediary Investor Business of BGI.	None.

*	Lee T. Kranefuss is deemed to be an “interested person” of the Trust because he serves as Chief Executive Officer of the Intermediary Investor Business of BGI, the administrator of the Funds and the Master Portfolios, and the parent company of BGFA, the investment adviser of the Master Portfolios.

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Public Company and Investment Company Directorships
Mary G. F. Bitterman, 1944	Trustee (since 2001).	President (since 2004) and Director (since 2002) of the
Bernard Osher Foundation; Director (2003-2004) of
Osher Lifelong Learning Institutes; President and Chief
Executive Officer (2002-2003) of The James Irvine
Foundation; President and Chief Executive Officer
		(1993-2002) of KQED, Inc.	Trustee (since 2001) of MIP; Director (since 1984) and Lead Independent Director (since 2000) of Bank of Hawaii.

13

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE INFORMATION — UNAUDITED (Continued)

Independent Trustees (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Public Company and Investment Company Directorships

Jack S. Euphrat, 1922	Trustee (since 1993).	Private Investor.	None.

Richard K. Lyons, 1961	Trustee (since 2001).	Executive Associate Dean (since 2005), Sylvan Coleman Chair in Finance (since 2004), Acting Dean (2004-2005) and Professor (since 1993), University of California, Berkeley; Haas School of Business; Consultant for IMF, World Bank, Federal Reserve Bank, and Citibank N.A. (since 2000).	Trustee (since 2001) of MIP; Director (since 2003) of the BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 1995) and Chairman of the Matthews Asian Funds (oversees 8 portfolios); Trustee (since 2000) of iShares Trust; Director (since 2002) of iShares, Inc.

Leo Soong, 1946	Trustee (since 2000).	President (since 2002) of Trinity Products LLC; Managing Director (since 1989) of CG Roxane LLC (water company); Co-Founder of Crystal Geyser Water Co. (President through 1999).	Trustee (since 2000) of MIP; Vice Chairman (since 2005) of the California Pacific Medical Center; Director (since 1990) of the California State Automobile Association; Director (since 2002) of the American Automobile Association.

14

GOVERNMENT MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2005

Security	Face Amount	Value
REPURCHASE AGREEMENTS – 99.98%
Banc of America Securities LLC Tri-Party Repurchase Agreement, 4.30%, due 1/3/06, maturity value $60,028,667 (collateralized by U.S. Government obligations, value $61,200,000, 3.88% to 6.00%, 6/1/20 to 1/1/36).	$60,000,000	$60,000,000
Bank of America N.A. Tri-Party Repurchase Agreement, 4.27%, due 1/3/06, maturity value $75,035,583 (collateralized by U.S. Government obligations, value $76,500,001, 5.00%, 10/1/35).	75,000,000	75,000,000
Credit Suisse First Boston Tri-Party Repurchase Agreement, 4.25%, due 1/3/06, maturity value $20,009,444 (collateralized by U.S. Government obligations, value $20,401,727, 4.84% to 5.43%, 5/1/35 to 7/1/35).	20,000,000	20,000,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, 4.33%, due 1/3/06, maturity value $60,028,867 (collateralized by U.S. Government obligations, value $61,200,001, 4.00% to 5.16%, 4/1/20 to 12/1/35).	60,000,000	60,000,000
JP Morgan Securities Inc. Tri-Party Repurchase Agreement, 4. 29%, due 1/3/06, maturity value $60,028,600 (collateralized by U.S. Government obligations, value $61,203,452, 3.75% to 5.83%, 1/1/19 to 12/1/35).	60,000,000	60,000,000
Lehman Brothers Holdings Inc. Tri-Party Repurchase Agreement, 4.20%, due 1/3/06, maturity value $44,420,720 (collateralized by U.S. Government obligations, value $45,286,934, 3.21% to 7.94%, 2/1/16 to 8/1/36).	$44,400,000	$44,400,000
Merrill Lynch Government Securities Tri-Party Repurchase Agreement, 4.28%, due 1/3/06, maturity value $75,035,667 (collateralized by U.S. Government obligations, value $77,251,360, 3.50% to 6.00%, 4/25/16 to 3/25/31).	75,000,000	75,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $394,400,000)		394,400,000

TOTAL INVESTMENTS IN SECURITIES – 99.98% (Cost: $394,400,000)		394,400,000

Other Assets, Less Liabilities – 0.02%		66,966

NET ASSETS – 100.00%		$394,466,966

The accompanying notes are an integral part of these financial statements.

15

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2005

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT – 2. 54%
HBOS Treasury Services PLC
3.56%, 03/14/06	$50,000,000	$50,000,000
3.79%, 06/19/06	50,000,000	49,997,741
Svenska Handelsbanken NY
4.50%, 10/16/06	25,000,000	25,000,000
Toronto-Dominion Bank
3.94%, 07/10/06	35,000,000	35,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost: $159,997,741)		159,997,741

COMMERCIAL PAPER – 6. 31%
Amstel Funding Corp.
4.40%, 05/08/06	50,000,000	49,217,778
CC USA Inc.
3.76%, 01/23/06	50,000,000	49,879,889
3.93%, 02/24/06	65,500,000	65,106,727
4.23%, 04/21/06	45,000,000	44,413,087
Dorada Finance Inc.
3.76%, 01/26/06	10,000,000	9,972,844
Grampian Funding LLC
3.74%, 01/13/06	90,000,000	89,878,450
K2 USA LLC
3.85%, 02/07/06	74,600,000	74,297,227
Sigma Finance Inc.
4.16%, 04/06/06	15,000,000	14,833,600

TOTAL COMMERCIAL PAPER (Cost: $397,599,602)		397,599,602

MEDIUM-TERM NOTES – 1. 43%
K2 USA LLC
3.57%, 03/16/06(1)	15,000,000	15,000,000
Marshall & Ilsley Bank
5.18%, 12/15/06	50,000,000	50,159,679
Sigma Finance Inc.
4.50%, 10/16/06(1)	25,000,000	25,000,000

TOTAL MEDIUM-TERM NOTES (Cost: $90,159,679)		90,159,679

TIME DEPOSITS – 6.55%
Branch Banking & Trust
4.02%, 01/03/06	250,000,000	250,000,000
Regions Bank
4.02%, 01/03/06	162,500,000	162,500,000

TOTAL TIME DEPOSITS (Cost: $412,500,000)		412,500,000

VARIABLE & FLOATING RATE NOTES – 65.64%
Allstate Life Global Funding II
4.36%, 12/08/06(1)	11,000,000	11,005,507
4.37%, 11/09/06(1)	20,000,000	20,010,187
4.37%, 12/27/06(1)	50,000,000	50,000,000
4.39%, 01/12/07(1)	35,000,000	35,018,818
4.43%, 01/16/07(1)	25,000,000	25,012,931
American Express Bank
4.33%, 07/19/06	40,000,000	40,000,000
4.34%, 09/27/06	90,000,000	90,000,000
American Express Centurion Bank
4.34%, 06/29/06	35,000,000	35,000,000
4.34%, 09/27/06	60,000,000	60,000,000
American Express Credit Corp.
4.42%, 02/28/06	31,000,000	31,002,173
ANZ National International Ltd.
4.31%, 12/29/06(1)	75,000,000	75,000,000
ASIF Global Financing
4.34%, 08/11/06(1)	25,000,000	25,001,998
4.38%, 01/23/07(1)	75,000,000	74,996,257
4.55%, 05/30/06(1)	61,500,000	61,540,898
4.56%, 12/11/06(1)	90,000,000	90,072,387
Australia & New Zealand Banking Group Ltd.
4.35%, 01/23/07(1)	35,000,000	35,000,000
Bank of Ireland
4.34%, 12/20/06(1)	70,000,000	70,000,000
Bank of Nova Scotia
4.32%, 09/29/06	35,000,000	34,992,555
Banque Nationale de Paris
4.25%, 10/04/06	20,000,000	19,995,934
Beta Finance Inc.
4.33%, 04/25/06(1)	30,000,000	29,997,000
4.33%, 05/25/06(1)	15,000,000	14,999,459
CC USA Inc.
4.32%, 06/15/06(1)	55,000,000	54,997,499
4.33%, 05/25/06(1)	25,000,000	24,998,973
4.34%, 03/23/06(1)	25,000,000	25,000,048
4.35%, 07/14/06(1)	15,000,000	15,001,574
Commodore CDO Ltd. 2003-2A Class A1MM
4.56%, 06/13/06(1)	25,000,000	25,000,000
Credit Suisse First Boston NY
4.31%, 05/09/06	50,000,000	50,000,000
4.35%, 07/19/06	75,000,000	75,000,000
4.35%, 09/26/06	100,000,000	100,000,000
DEPFA Bank PLC
4.50%, 12/15/06	100,000,000	100,000,000
Descartes Funding Trust
4.37%, 11/15/06(1)	45,000,000	45,000,000
Dexia Credit Local
4.33%, 08/30/06	35,000,000	34,995,359
Dorada Finance Inc.
4.33%, 06/26/06(1)	15,000,000	14,999,321

16

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Face Amount	Value
Five Finance Inc.
4.32%, 09/15/06(1)	$30,000,000	$29,995,759
4.33%, 05/25/06(1)	22,000,000	21,999,096
4.34%, 06/26/06(1)	14,000,000	13,999,320
Greenwich Capital Holdings Inc.
4.32%, 02/10/06	15,000,000	15,000,000
4.32%, 02/13/06	15,000,000	15,000,000
HBOS Treasury Services PLC
4.57%, 10/24/06(1)	50,000,000	50,000,000
Holmes Financing PLC Series 2005-9 Class 1A
4.36%, 12/15/06(1)	50,000,000	50,000,000
HSBC Bank USA N.A.
4.39%, 05/04/06	15,000,000	15,004,117
ING USA Annuity & Life Insurance Funding Agreement
4.57%, 12/18/06(1)(2)	20,000,000	20,000,000
Jordan Brick Co. Inc.
4.38%, 01/03/06(1)	18,000,000	18,000,000
K2 USA LLC
4.25%, 06/02/06(1)	35,000,000	34,998,533
4.32%, 09/11/06(1)	100,000,000	99,989,630
Lakeline Austin Development Ltd.
4.40%, 01/03/06(1)	9,800,000	9,800,000
Leafs LLC
4.37%, 02/21/06(1)	19,971,050	19,971,050
LEEK Finance Series 14A Class A1
4.37%, 01/23/06	4,835,872	4,835,872
Links Finance LLC
4.32%, 01/20/06(1)	35,000,000	34,999,556
4.32%, 10/16/06(1)	82,000,000	81,990,234
Lothian Mortgages PLC Series 4A Class A1
4.37%, 01/24/06(1)	25,000,000	25,000,000
Marshall & Ilsley Bank
4.35%, 12/15/06	60,000,000	60,000,000
4.47%, 02/20/06	30,000,000	30,004,935
Metropolitan Life Insurance Funding Agreement
4.24%, 07/18/06(1)(2)	25,000,000	25,000,000
Monumental Global Funding II
4.53%, 12/27/06(1)	100,000,000	100,008,042
Natexis Banques Populaires
4.35%, 01/12/07(1)	50,000,000	50,000,000
National City Bank
4.26%, 01/06/06	20,000,000	19,999,917
Nationwide Building Society
4.58%, 10/27/06(1)	100,000,000	100,000,000
Nordea Bank AB
4.34%, 01/11/07(1)	75,000,000	75,000,000
Nordea Bank PLC
4.23%, 10/02/06	75,000,000	74,986,653
Northern Rock PLC
4.32%, 11/03/06(1)	70,000,000	70,000,000
Permanent Financing PLC Series 8 Class 1A
4.32%, 06/12/06(1)	37,000,000	37,000,067
Principal Life Income Funding Trusts
4.30%, 11/13/06	50,000,000	49,998,353
Royal Bank of Scotland
4.23%, 04/05/06	76,250,000	76,241,832
4.33%, 08/30/06	100,000,000	99,986,739
Sedna Finance Inc.
4.34%, 09/20/06(1)	15,000,000	15,000,000
Sigma Finance Inc.
4.00%, 08/11/06(1)	75,000,000	74,976,738
4.33%, 08/15/06(1)	15,000,000	14,999,067
4.35%, 03/20/06(1)	20,000,000	20,000,329
Skandinaviska Enskilda Bank NY
4.36%, 11/16/06(1)	50,000,000	50,000,000
Societe Generale
4.26%, 01/02/07(1)	30,000,000	30,000,000
4.30%, 06/13/06	30,000,000	29,997,270
Tango Finance Corp.
4.32%, 06/12/06(1)	50,000,000	49,997,769
4.33%, 05/26/06(1)	15,000,000	14,999,094
4.33%, 09/25/06(1)	30,000,000	29,996,718
Trap Rock Industry Inc.
4.40%, 01/03/06(1)	20,390,000	20,390,000
Travelers Insurance Co. Funding Agreement
4.36%, 02/03/06(1)(2)	50,000,000	50,000,000
4.45%, 08/18/06(1)(2)	50,000,000	50,000,000
Union Hamilton Special Funding LLC
4.52%, 03/28/06(1)	50,000,000	50,000,000
US Bank N.A.
4.31%, 09/29/06	15,000,000	14,997,062
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
4.37%, 01/25/06(1)	65,450,999	65,450,999
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
4.37%, 01/25/06(1)	72,107,202	72,107,202
Westpac Banking Corp.
4.49%, 01/11/07	70,000,000	70,000,000
WhistleJacket Capital LLC
4.32%, 02/15/06(1)	20,000,000	19,999,364
4.33%, 06/22/06(1)	15,000,000	14,999,289
4.33%, 07/28/06(1)	15,000,000	14,997,857
4.33%, 10/16/06(1)	100,000,000	99,991,889
4.33%, 10/20/06(1)	25,000,000	24,994,365
4.33%, 11/22/06(1)	75,000,000	74,981,733
White Pine Finance LLC
4.32%, 03/15/06(1)	46,000,000	45,997,334
4.32%, 07/17/06(1)	50,000,000	49,994,425
4.32%, 09/15/06(1)	46,000,000	45,995,122

17

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Face Amount	Value
Winston Funding Ltd. Series 2003-1 Class A1MA
4.26%, 01/23/06(1)	$100,000,000	$100,000,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $4,137,312,209)		4,137,312,209

REPURCHASE AGREEMENTS – 17.29%
Banc of America Securities LLC Tri-Party Repurchase Agreement, 4.10%, due 1/3/06, maturity value $100,045,556 (collateralized by U.S. Government obligations, value $102,000,001, 4.50% to 6.00%, 5/1/33 to 11/1/35).	100,000,000	100,000,000
Bank of America Securities LLC Tri-Party Repurchase Agreement, 4.30%, due 1/3/06, maturity value $40,019,111 (collateralized by U.S. Government obligations, value $40,800,000, 5.00%, 8/1/35 to 1/1/36).	40,000,000	40,000,000
Credit Suisse First Boston Inc. Tri-Party Repurchase Agreement, 4.25%, due 1/3/06, maturity value $40,018,889 (collateralized by U.S. Government obligations, value $40,801,003, 4.21% to 4.77%, 1/1/33 to 5/1/35).	40,000,000	40,000,000
Goldman Sachs & Co. Tri-Party Repurchase Agreement, 4.33%, due 1/3/06, maturity value $40,019,244 (collateralized by U.S. Government obligations, value $40,800,000, 4.25% to 5.19%, 4/1/34 to 9/1/35).	40,000,000	40,000,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, 4.40%, due 1/3/06, maturity value $250,122,222 (collateralized by non-U.S. Government debt securities, value $262,500,001, 0.00% to 10.00%, 1/1/06 to 12/31/35).(3)	250,000,000	250,000,000
JP Morgan Securities Inc. Tri-Party Repurchase Agreement, 4.29%, due 1/3/06, maturity value $40,019,067 (collateralized by U.S. Government obligations, value $40,801,409, 2.84% to 5.50%, 4/1/23 to 12/1/35).	40,000,000	40,000,000
Lehman Brothers Holdings Inc. Tri-Party Repurchase Agreement, 4.35%, due 1/3/06, maturity value $100,048,333 (collateralized by non-U.S. Government debt securities, value $104,993,464, 2.73% to 4.58%, 5/15/07 to 9/25/35).(3)	100,000,000	100,000,000
Lehman Brothers Inc. Tri-Party Repurchase Agreement, 4.20%, due 1/3/06, maturity value $40,018,667 (collateralized by U.S. Government obligations, value $40,800,562, 3.15% to 7.41%, 11/1/11 to 6/1/44).	40,000,000	40,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreement, 4.39%, due 6/28/06, maturity value $150,073,167 (collateralized by non-U.S. Government debt securities, value $154,504,756, 4.50% to 8.00%, 12/31/06 to 6/1/25).(2)(3)	150,000,000	150,000,000
Merrill Lynch Government Securities Inc. Tri-Party Repurchase Agreement, 4.28%, due 1/3/06, maturity value $40,019,022 (collateralized by U.S. Government obligations, value $41,201,372, 4.00% to 6.00%, 10/25/11 to 5/25/34).	40,000,000	40,000,000
Morgan Stanley Tri-Party Repurchase Agreement, 4.45%, due 1/22/07, maturity value $250,123,611 (collateralized by non-U.S. Government debt securities, value $257,841,442, 0.00% to 10.00%, 1/1/06 to 12/31/35).(2)(3)	250,000,000	250,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $1,090,000,000)		1,090,000,000

TOTAL INVESTMENTS IN SECURITIES – 99.76% (Cost: $6,287,569,231)		6,287,569,231

Other Assets, Less Liabilities – 0.24%		15,013,769

NET ASSETS – 100 .00%		$6,302,583,000

(1)	This security or a portion of these securities is exempt from registration pursuant Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(3)	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.

The accompanying notes are an integral part of these financial statements.

18

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2005

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT – 3 .57%
Credit Suisse First Boston NY
4.03%, 01/04/06	$50,000,000	$50,000,000
Fortis Bank NY
3.70%, 01/05/06	150,000,000	150,000,100
HBOS Treasury Services PLC
3.79%, 06/19/06	125,000,000	124,994,268
Svenska Handelsbanken NY
4.50%, 10/16/06	50,000,000	50,000,000
Toronto-Dominion Bank
3.94%, 07/10/06	35,000,000	35,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost: $409,994,368)		409,994,368

COMMERCIAL PAPER – 7. 67%
Amstel Funding Corp.
3.91%, 02/15/06	50,000,000	49,750,195
CAFCO LLC
3.99%, 01/06/06	100,000,000	99,933,500
CC USA Inc.
3.76%, 01/23/06	50,000,000	49,879,889
4.23%, 04/21/06	45,000,000	44,413,087
Chesham Finance LLC
4.25%, 01/03/06	75,000,000	74,973,438
Ford Credit Floorplan Motown
4.02%, 01/03/06	64,000,000	63,978,560
Grampian Funding LLC
3.74%, 01/13/06	100,000,000	99,864,946
3.84%, 01/31/06	100,000,000	99,669,334
HSBC PLC
4.16%, 04/04/06	15,000,000	14,837,066
K2 USA LLC
3.85%, 02/07/06	41,000,000	40,833,597
Nordea North America Inc.
4.16%, 04/04/06	70,000,000	69,239,645
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	100,000,000	99,478,667
Sedna Finance Inc.
3.92%, 02/21/06	50,000,000	49,716,888
Sigma Finance Inc.
4.16%, 04/06/06	25,000,000	24,722,667

TOTAL COMMERCIAL PAPER (Cost: $881,291,479)		881,291,479

MEDIUM-TERM NOTES – 1. 78%
K2 USA LLC
3.56%, 03/15/06(1)	85,000,000	85,000,000
3.57%, 03/16/06(1)	45,000,000	45,000,000
Sigma Finance Inc.
4.50%, 10/16/06(1)	75,000,000	75,000,000

TOTAL MEDIUM-TERM NOTES (Cost: $205,000,000)		205,000,000

TIME DEPOSITS – 6.97%
Regions Bank
4.02%, 01/03/06	100,571,000	100,571,000
Societe Generale
4.06%, 01/03/06	300,000,000	300,000,000
UBS AG
4.06%, 01/03/06	400,000,000	400,000,000

TOTAL TIME DEPOSITS (Cost: $800,571,000)		800,571,000

VARIABLE & FLOATING RATE NOTES – 52 . 13%
Allstate Life Global Funding II
4.36%, 12/08/06(1)	58,000,000	58,013,630
4.37%, 12/27/06(1)	110,000,000	110,000,000
4.39%, 01/12/07(1)	85,000,000	85,045,730
American Express Bank
4.33%, 07/19/06	85,000,000	85,000,000
ASIF Global Financing
4.34%, 08/11/06(1)	74,000,000	74,011,988
4.38%, 01/23/07(1)	75,000,000	74,996,257
4.55%, 05/30/06(1)	90,550,000	90,611,121
Bank of Nova Scotia
4.22%, 01/03/06	35,000,000	34,999,940
Banque Nationale de Paris
4.25%, 10/04/06	165,000,000	164,966,390
Bear Stearns Companies Inc. (The)
4.42%, 08/14/06(2)	200,000,000	200,000,000
Beta Finance Inc.
4.32%, 06/20/06(1)	68,000,000	67,996,814
4.33%, 04/25/06(1)	65,000,000	64,993,500
4.33%, 05/25/06(1)	65,000,000	64,997,329
4.33%, 05/26/06(1)	80,000,000	79,996,800
CC USA Inc.
4.32%, 05/22/06(1)	20,000,000	19,999,220
4.32%, 06/15/06(1)	95,000,000	94,995,680
4.33%, 05/25/06(1)	55,000,000	54,997,741
4.33%, 05/26/06(1)	30,000,000	29,998,800
4.33%, 06/26/06(1)	25,000,000	24,998,823
4.34%, 03/23/06(1)	50,000,000	50,000,100
4.35%, 07/14/06(1)	30,000,000	30,003,150
Citigroup Global Markets
Holdings Inc.
4.33%, 08/01/06	500,000,000	500,000,000
DEPFA Bank PLC
4.50%, 12/15/06	50,000,000	50,000,000
Dexia Credit Local
4.33%, 08/30/06	65,000,000	64,991,381

19

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Face Amount	Value
Dorada Finance Inc.
4.33%, 06/26/06(1)	$110,000,000	$109,994,788
Five Finance Inc.
4.32%, 09/15/06(1)	70,000,000	69,990,105
Goldman Sachs Group Inc. (The)
4.38%, 02/07/06(1)(2)	100,000,000	100,000,000
Greenwich Capital Holdings Inc.
4.30%, 03/09/06	50,000,000	50,000,000
4.32%, 02/10/06	35,000,000	35,000,000
4.32%, 02/13/06	35,000,000	35,000,000
Hartford Life Global Funding Trust
4.36%, 02/17/07	100,000,000	100,000,000
HBOS Treasury Services PLC
4.32%, 01/10/06	100,000,000	100,000,000
Holmes Financing PLC Series 2005-9 Class 1A
4.36%, 12/15/06(1)	100,000,000	100,000,000
HSBC Bank USA N.A.
4.39%, 05/04/06	20,000,000	20,005,480
ING USA Annuity & Life Insurance Funding Agreement
4.57%, 12/18/06(1)(2)	35,000,000	35,000,000
K2 USA LLC
4.32%, 01/19/06(1)	90,000,000	89,998,594
4.32%, 09/11/06(1)	100,000,000	99,989,630
4.33%, 05/25/06(1)	50,000,000	49,997,021
4.36%, 02/15/06(1)	25,000,000	25,000,700
4.40%, 01/20/06(1)	70,000,000	70,002,170
Leafs LLC
4.37%, 01/20/06(1)	74,891,436	74,891,436
4.37%, 12/20/06(1)	49,927,000	49,927,000
Links Finance LLC
4.32%, 01/20/06(1)	65,000,000	64,999,173
4.33%, 05/18/06(1)	50,000,000	49,996,220
Marshall & Ilsley Bank
4.47%, 02/20/06	50,000,000	50,008,200
Metropolitan Life Global Funding I
4.31%, 01/05/07(1)	100,000,000	100,000,000
Metropolitan Life Insurance Funding Agreement
4.30%, 07/25/06(1)(2)	50,000,000	50,000,000
Morgan Stanley
4.30%, 01/03/07	100,000,000	100,000,000
Natexis Banques Populaires
4.35%, 01/12/07(1)	125,000,000	125,000,000
National City Bank
4.26%, 01/06/06	35,000,000	34,999,853
Nationwide Building Society
4.33%, 01/05/07(1)	100,000,000	100,000,000
4.41%, 01/13/06(1)	100,000,000	100,002,300
4.58%, 10/27/06(1)	50,000,000	50,000,000
Permanent Financing PLC
Series 8 Class 1A
4.32%, 06/12/06(1)	50,000,000	50,000,000
Principal Life Income
Funding Trusts
4.30%, 11/13/06	50,000,000	49,998,355
Royal Bank of Scotland
4.23%, 04/05/06	100,000,000	99,989,880
4.32%, 06/27/06	50,000,000	49,996,359
4.33%, 08/30/06	200,000,000	199,974,176
Sedna Finance Inc.
4.33%, 01/10/06(1)	20,000,000	19,999,880
4.34%, 01/17/06(1)	35,000,000	34,999,673
4.34%, 09/20/06(1)	25,000,000	25,000,000
4.35%, 08/31/06(1)	25,000,000	24,998,336
Sigma Finance Inc.
4.33%, 08/15/06(1)	35,000,000	34,997,823
4.35%, 03/20/06(1)	35,000,000	35,000,560
Societe Generale
4.26%, 11/24/06(1)	45,000,000	45,000,000
4.30%, 06/13/06	55,000,000	54,994,995
Strips III LLC
4.43%, 07/24/06(1)(2)	30,741,246	30,741,246
Tango Finance Corp.
4.32%, 06/12/06(1)	100,000,000	99,995,540
4.32%, 09/11/06(1)	50,000,000	49,996,511
4.33%, 05/26/06(1)	30,000,000	29,998,188
4.33%, 06/21/06(1)	60,000,000	59,995,759
4.33%, 09/25/06(1)	70,000,000	69,992,342
Union Hamilton Special
Funding LLC
4.50%, 06/21/06(1)	50,000,000	50,000,000
4.52%, 03/28/06(1)	100,000,000	100,000,000
US Bank N.A.
4.31%, 09/29/06	30,000,000	29,994,123
Wachovia Asset Securitization Inc.
Series 2004-HM1A Class A
4.37%, 01/25/06(1)	32,725,499	32,725,499
Wachovia Asset Securitization Inc.
Series 2004-HM2A Class AMM
4.37%, 01/25/06(1)	108,160,804	108,160,804
WhistleJacket Capital LLC
4.32%, 02/15/06(1)	30,000,000	29,999,048
4.33%, 07/28/06(1)	25,000,000	24,996,427
4.35%, 01/17/06(1)	40,000,000	39,999,976
White Pine Finance LLC
4.32%, 05/22/06(1)	50,000,000	49,996,615
4.32%, 09/15/06(1)	100,000,000	99,989,398
4.33%, 03/27/06(1)	30,000,000	29,998,490
4.34%, 01/13/06(1)	90,000,000	89,999,694
4.37%, 06/20/06(1)	25,000,000	25,003,300

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $5,991,950,061)		5,991,950,061

20

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Face Amount	Value
REPURCHASE AGREEMENTS – 27.67%
Banc of America Securities LLC Tri-Party Repurchase Agreement, 4.10%, due 1/3/06, maturity value $300,136,667 (collateralized by U.S. Government obligations, value $306,000,000, 4.40% to 5.50%, 4/1/25 to 12/1/35).	$300,000,000	$300,000,000
Bank of America Securities LLC Tri-Party Repurchase Agreement, 4.30%, due 1/3/06, maturity value $40,019,111 (collateralized by U.S. Government obligations, value $40,800,001, 4.25% to 6.00%, 4/1/34 to 9/1/35).	40,000,000	40,000,000
Bank of America Securities Tri-Party Repurchase Agreement, 4.30%, due 1/3/06, maturity value $400,191,111 (collateralized by non-U.S. Government debt securities, value $423,388,504, 2.75% to 9.88%, 5/15/06 to 11/1/25).(3)	400,000,000	400,000,000
Credit Suisse First Boston Tri-Party Repurchase Agreement, 4.25%, due 1/3/06, maturity value $40,018,889 (collateralized by U.S. Government obligations, value $40,800,700, 4.18% to 4.67%, 5/1/35).	40,000,000	40,000,000
Goldman Sachs & Co. Tri-Party Repurchase Agreement, 4.33%, due 1/3/06, maturity value $40,019,244 (collateralized by U.S. Government obligations, value $40,800,001, 4.25% to 6.00%, 4/1/34 to 9/1/35).	40,000,000	40,000,000
Goldman Sachs & Co.Tri-Party Repurchase Agreement, 4.33%, due 1/3/06, maturity value $1,000,481,111 (collateralized by U.S. Government obligations, value $1,020,000,000, 3.41% to 8.50%, 4/1/09 to 1/1/36).	1,000,000,000	1,000,000,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, 4.40%, due 1/3/06, maturity value $400,195,556 (collateralized by non-U.S. Government debt securities, value $408,000,001, 0.00% to 10.00%, 1/1/06 to 12/31/35).(3)	400,000,000	400,000,000
JP Morgan Securities Inc. Tri-Party Repurchase Agreement, 4.29%, due 1/3/06, maturity value $40,019,067 (collateralized by U.S. Government obligations, value $40,802,922, 3.45% to 5.68%, 9/1/16 to 8/1/44).	40,000,000	40,000,000
Lehman Brothers Holdings Inc. Tri-Party Repurchase Agreement, 4.30%, due 1/3/06, maturity value $225,107,500 (collateralized by non-U.S. Government debt securities, value $236,222,842, 0.01% to 9.03%, 10/25/06 to 7/15/25).(3)	225,000,000	225,000,000
Lehman Brothers Holdings Inc. Tri-Party Repurchase Agreement, 4.35%, due 1/3/06, maturity value $100,048,333 (collateralized by non-U.S. Government debt securities, value $104,994,737, 1.83% to 5.10%, 5/15/07 to 1/27/20).(3)	100,000,000	100,000,000
Lehman Brothers Inc. Tri-Party Repurchase Agreement, 4.20%, due 1/3/06, maturity value $15,607,280 (collateralized by U.S. Government obligations, value $15,913,440, 3.62% to 6.30%, 11/1/24 to 11/1/35).	15,600,000	15,600,000
Lehman Brothers Inc. Tri-Party Repurchase Agreement, 4.20%, due 1/3/06, maturity value $40,018,667 (collateralized by U.S. Government obligations, value $40,797,959, 3.74% to 7.27%, 6/1/07 to 12/1/35).	40,000,000	40,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreement, 4.37%, due 6/28/06, maturity value $125,060,694 (collateralized by non-U.S. Government debt securities, value $129,204,388, 2.88% to 10.13%, 5/15/06 to 1/20/24).(2)(3)	125,000,000	125,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreement, 4.39%, due 6/28/06, maturity value $375,182,917 (collateralized by non-U.S. Government debt securities, value $386,251,598, 2.63% to 10.38%, 1/15/06 to 5/15/25).(2)(3)	375,000,000	375,000,000

21

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Face Amount	Value
Merrill Lynch Government Securities Inc. Tri-Party Repurchase Agreement, 4.28%, due 1/3/06, maturity value $40,019,022 (collateralized by U.S. Government obligations, value $41,203,427, 4.00% to 5.00%, 3/25/16 to 10/25/29).	$40,000,000	$40,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $3,180,600,000)		3,180,600,000

TOTAL INVESTMENTS IN SECURITIES – 99.79% (Cost: $11,469,406,908)		11,469,406,908

Other Assets, Less Liabilities – 0.21%		23,979,992

NET ASSETS – 100.00%		$11,493,386,900

(1)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(3)	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.

The accompanying notes are an integral part of these financial statements.

22

TREASURY MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2005

Security	Face Amount	Value
REPURCHASE AGREEMENTS – 99.98%
Banc of America Securities LLC Tri-Party Repurchase Agreement, 3.25%, due 1/3/06, maturity value $20,702,320 (collateralized by U.S. Government obligations, value $21,109,111, 3.88%, 5/15/09)	$20,694,847	$20,694,847
Credit Suisse First Boston Tri-Party Repurchase Agreement, 3.45%, due 1/3/06, maturity value $20,702,780 (collateralized by U.S. Government obligations, value $21,109,929, 4.13% to 4.50%, 5/15/15 to 11/15/15)	20,694,847	20,694,847
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, 3.30%, due 1/3/06, maturity value $20,702,435 (collateralized by U.S. Government obligations, value $21,109,656, 4.25%, 8/15/14)	20,694,847	20,694,847
JP Morgan Securities Inc. Tri-Party Repurchase Agreement, 3.25%, due 1/3/06, maturity value $20,702,320 (collateralized by U.S. Government obligations, value $21,114,565, 6.25% to 9.13%, 5/15/18 to 5/15/30)	20,694,847	20,694,847
Lehman Brothers Holdings Inc. Tri-Party Repurchase Agreement, 3.50%, due 1/3/06, maturity value $20,702,895 (collateralized by U.S. Government obligations, value $21,106,652, 1.50% to 8.00%, 1/31/06 to 8/15/28)	20,694,847	20,694,847

TOTAL REPURCHASE AGREEMENTS (Cost: $103,474,235)		103,474,235

TOTAL INVESTMENTS IN SECURITIES – 99.98% (Cost: $103,474,235)		103,474,235

Other Assets, Less Liabilities – 0.02%		19,262

NET ASSETS – 100.00%		$103,493,497

The accompanying notes are an integral part of these financial statements.

23

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

December 31, 2005

Government Money Market Master Portfolio

Asset Type	Value	% of Net Assets
Repurchase Agreements	$394,400,000	99.98%
Other Net Assets	66,966	0.02

TOTAL	$394,466,966	100.00%

Money Market Master Portfolio

Asset Type	Value	% of Net Assets
Variable & Floating Rate Notes	$4,137,312,209	65.64%
Repurchase Agreements	1,090,000,000	17.29
Time Deposits	412,500,000	6.55
Commercial Paper	397,599,602	6.31
Certificates of Deposit	159,997,741	2.54
Medium-Term Notes	90,159,679	1.43
Other Net Assets	15,013,769	0.24

TOTAL	$6,302,583,000	100.00%

Prime Money Market Master Portfolio

Asset Type	Value	% of Net Assets
Variable & Floating Rate Notes	$5,991,950,061	52.13%
Repurchase Agreements	3,180,600,000	27.67
Commercial Paper	881,291,479	7.67
Time Deposits	800,571,000	6.97
Certificates of Deposit	409,994,368	3.57
Medium-Term Notes	205,000,000	1.78
Other Net Assets	23,979,992	0.21

TOTAL	$11,493,386,900	100.00%

Treasury Money Market Master Portfolio

Asset Type	Value	% of Net Assets
Repurchase Agreements	$103,474,235	99.98%
Other Net Assets	19,262	0.02

TOTAL	$103,493,497	100.00%

These tables are not part of the financial statements.

24

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2005

	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
ASSETS
Investments in securities of unaffiliated issuers, at amortized cost which approximates value (Note 1)	$—	$5,197,569,231	$8,288,806,908	$—
Repurchase agreements, at value and cost (Note 1)	394,400,000	1,090,000,000	3,180,600,000	103,474,235
Cash	2,501	3,268	3,428	—
Receivables:
Interest	93,774	15,549,343	24,973,966	19,262

Total Assets	394,496,275	6,303,121,842	11,494,384,302	103,493,497

LIABILITIES
Payables:
Investment advisory fees (Note 2)	29,309	538,842	997,402	—

Total Liabilities	29,309	538,842	997,402	—

NET ASSETS	$394,466,966	$6,302,583,000	$11,493,386,900	$103,493,497

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2005

	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
NET INVESTMENT INCOME
Interest from unaffiliated issuers	$29,369,301	$240,993,254	$463,852,373	$685,155

Total investment income	29,369,301	240,993,254	463,852,373	685,155

EXPENSES (Note 2)
Investment advisory fees	920,783	7,249,677	14,041,065	17,151

Total expenses	920,783	7,249,677	14,041,065	17,151
Less investment advisory fees waived	(799,065)	(3,436,517)	(3,035,058)	(17,151)

Net expenses	121,718	3,813,160	11,006,007	—

Net investment income	29,247,583	237,180,094	452,846,366	685,155

REALIZED GAIN (LOSS)
Net realized gain from sale of investments in unaffiliated issuers	—	35,169	9,750	—

Net realized gain	—	35,169	9,750	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,247,583	$237,215,263	$452,856,116	$685,155

The accompanying notes are an integral part of these financial statements.

25

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Master Portfolio		Money Market Master Portfolio
	For the year ended December 31, 2005	For the period September 1, 2004 (a) to December 31, 2004	For the year ended December 31, 2005	For the year ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$29,247,583	$2,579,922	$237,180,094	$75,589,172
Net realized gain (loss)	—	—	35,169	(3,023)

Net increase in net assets resulting from operations	29,247,583	2,579,922	237,215,263	75,586,149

Interestholder transactions:
Contributions	7,564,992,045	448,400,000	58,641,619,347	27,939,964,264
Withdrawals	(7,648,995,142)	(1,757,442)	(58,107,077,434)	(27,213,733,782)

Net increase (decrease) in net assets resulting from interestholder transactions	(84,003,097)	446,642,558	534,541,913	726,230,482

Increase (decrease) in net assets	(54,755,514)	449,222,480	771,757,176	801,816,631
NET ASSETS:
Beginning of period	449,222,480	—	5,530,825,824	4,729,009,193

End of period	$394,466,966	$449,222,480	$6,302,583,000	$5,530,825,824

	Prime Money Market Master Portfolio		Treasury Money Market Master Portfolio
	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2005	For the period September 1, 2004 (a) to December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$452,846,366	$89,577,595	$685,155	$2,435
Net realized gain	9,750	58,161	—	—

Net increase in net assets resulting from operations	452,856,116	89,635,756	685,155	2,435

Interestholder transactions:
Contributions	79,992,322,542	29,953,898,444	219,416,585	400,000
Withdrawals	(81,445,952,186)	(21,667,004,697)	(117,010,598)	(80)

Net increase (decrease) in net assets resulting from interestholder transactions	(1,453,629,644)	8,286,893,747	102,405,987	399,920

Increase (decrease) in net assets	(1,000,773,528)	8,376,529,503	103,091,142	402,355
NET ASSETS:
Beginning of period	12,494,160,428	4,117,630,925	402,355	—

End of period	$11,493,386,900	$12,494,160,428	$103,493,497	$402,355

(a)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

26

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. As of December 31, 2005, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”). The Government Money Market and Treasury Money Market Master Portfolios commenced operations on September 1, 2004.

Under the MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Master Portfolios use the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premium and accrete discount using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

In the case of Master Portfolios with only one interestholder, such as the Government Money Market and Treasury Money Market Master Portfolios, MIP believes that such Master Portfolios will not be treated as a separate entity for federal income tax purposes, and, therefore, will not be subject to any federal income tax on their income and gain (if any). Rather, such Master Portfolios’ assets and interest, dividends and gains or losses will be treated as assets and interest, dividends and gains or losses of the interestholders.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other

27

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of December 31, 2005, the Master Portfolios’ costs of investments for federal income tax purposes were the same as for financial statement purposes.

REPURCHASE AGREEMENTS

The Master Portfolios may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by a Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolios, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.10% of the average daily net assets of each of the Master Portfolios, as compensation for investment advisory services. From time to time, BGFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance. For the year ended December 31, 2005, BGFA waived investment advisory fees of $799,065, $3,436,517, $3,035,058 and $17,151 for the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios, respectively.

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolios. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

Certain officers and trustees of MIP are also officers of BGI. As of December 31, 2005, these officers of BGI collectively owned less than 1% of MIP’s outstanding beneficial interests.

28

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

3. FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolios were as follows:

Master Portfolio	Year Ended December 31, 2005	Year Ended December 31, 2004		Year Ended December 31, 2003		Year Ended December 31, 2002	Year Ended December 31, 2001
Government Money Market
Ratio of expenses to average net assets(a)	0.03%	0.00	%(b)	n/a		n/a	n/a
Ratio of expenses to average net assets prior to waived fees(a)	0.10%	0.10	%(b)	n/a		n/a	n/a
Ratio of net investment income to average net assets(a)	3.16%	1.93	%(b)	n/a		n/a	n/a
Ratio of net investment income to average net assets prior to waived fees(a)	3.09%	1.83	%(b)	n/a		n/a	n/a
Total return	3.28%	0.64	%(b)(c)	n/a		n/a	n/a
Money Market
Ratio of expenses to average net assets	0.05%	0.05%		0.10%		0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees	0.10%	0.10%		n/a		n/a	n/a
Ratio of net investment income to average net assets	3.27%	1.40%		1.15%		1.80%	3.66%
Ratio of net investment income to average net assets prior to waived fees	3.22%	1.35%		n/a		n/a	n/a
Total return	3.28%	1.39%		1.16%		1.84%	4.23%
Prime Money Market
Ratio of expenses to average net assets(a)	0.08%	0.03%		0.03	%(d)	n/a	n/a
Ratio of expenses to average net assets prior to waived fees(a)	0.10%	0.10%		0.10	%(d)	n/a	n/a
Ratio of net investment income to average net assets(a)	3.22%	1.52%		1.12	%(d)	n/a	n/a
Ratio of net investment income to average net assets prior to waived fees(a)	3.20%	1.45%		1.05	%(d)	n/a	n/a
Total return	3.26%	1.40%		0.80	%(c)(d)	n/a	n/a
Treasury Money Market
Ratio of expenses to average net assets(a)	0.00%	0.00	%(b)	n/a		n/a	n/a
Ratio of expenses to average net assets prior to waived fees(a)	0.10%	0.10	%(b)	n/a		n/a	n/a
Ratio of net investment income to average net assets(a)	3.99%	1.82	%(b)	n/a		n/a	n/a
Ratio of net investment income to average net assets prior to waived fees(a)	3.89%	1.72	%(b)	n/a		n/a	n/a
Total return	3.20%	0.61	%(b)(c)	n/a		n/a	n/a

(a)	Annualized for periods of less than one year.
(b)	For the period from September 1, 2004 (commencement of operations) to December 31, 2004.
(c)	Not annualized.
(d)	For the period from April 16, 2003 (commencement of operations) to December 31, 2003.

29

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Interestholders and Board of Trustees of

Master Investment Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio, each a portfolio of Master Investment Portfolio (the “Master Portfolios”), at December 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods presented and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolios’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which include confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 16, 2006

30

MASTER INVESTMENT PORTFOLIO

TRUSTEE INFORMATION — UNAUDITED

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. The Trustees and Officers of Master Investment Portfolio (“MIP”) also serve as Trustees and Officers of Barclays Global Investors Funds (“BGIF”). Please see the Trustees Information for BGIF (found elsewhere in this report), for information regarding the Trustees and Officers of MIP.

Additional information about MIP’s Trustees may be found in Part B of each Master Portfolio’s Registration Statement, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

31

Notes:

32

Notes:

33

Notes:

34

The Barclays Global Investors Funds (Funds) are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the Master Portfolios, in which each Fund invests all of its assets. Barclays Global Investors Services (BGIS) assists in the marketing of the Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

Investing involves risk, including possible loss of principal.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1 877 244 1544, and on the Securities and Exchange Commission's website at www.sec.gov.

Information about how the Master Portfolio in which each Fund invests voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2005 is available without charge, upon request, by calling toll-free 1 877 244 1544, and on the Securities and Exchange Commission's website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1 800 SEC 0330.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGF-AR-MMPR1205

BARCLAYS GLOBAL INVESTORS

BARCLAYS

2005 ANNUAL REPORT TO SHAREHOLDERS | DECEMBER 31, 2005

GOVERNMENT MONEY MARKET FUND

INSTITUTIONAL MONEY MARKET FUND

PRIME MONEY MARKET FUND

TREASURY MONEY MARKET FUND

SELECT SHARES

BGICash *from* BARCLAYS GLOBAL INVESTORS

BARCLAYS GLOBAL INVESTORS FUNDS

Shareholder Expenses

As a shareholder of a Barclays Global Investors Fund, you incur ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Fund	Beginning Account Value (July 1, 2005)	Ending Account Value (December 31, 2005)	Annualized Expense Ratio(a)	Expenses Paid During Period (b) (July 1 to December 31, 2005)
Government Money Market
Select Shares
Actual	$1,000.00	$1,018.40	0.21%	$1.07
Hypothetical (5% return before expenses)	1,000.00	1,024.14	0.21	1.07
Institutional Money Market
Select Shares
Actual	1,000.00	1,018.50	0.18	0.92
Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.18	0.92
Prime Money Market
Select Shares
Actual	1,000.00	1,018.30	0.20	1.02
Hypothetical (5% return before expenses)	1,000.00	1.024.20	0.20	1.02
Treasury Money Market
Select Shares
Actual	1,000.00	1,031.00	0.10	0.51
Hypothetical (5% return before expenses)	1,000.00	1.024.70	0.10	0.51

(a)	This ratio includes expenses charged to the corresponding Master Portfolio and includes investment advisory and administration fees voluntary waived during the period.
(b)	Expenses are calculated using each Fund’s annualized expense ratio of the Select Shares (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

1

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2005

	Government Money Market Fund	Institutional Money Market Fund	Prime Money Market Fund	Treasury Money Market Fund
ASSETS
Investments:
In corresponding Master Portfolio, at value (Note 1)	$394,466,966	$5,411,656,356	$9,870,959,765	$103,493,497

Total Assets	394,466,966	5,411,656,356	9,870,959,765	103,493,497

LIABILITIES
Payables:
Distribution to shareholders	1,195,056	19,546,725	33,699,305	397,552
Administration fees (Note 2)	13,486	100,339	242,194	622
Distribution fees – Aon Captives Shares (Note 2)	—	20,025	—	—

Total Liabilities	1,208,542	19,667,089	33,941,499	398,174

NET ASSETS	$393,258,424	$5,391,989,267	$9,837,018,266	$103,095,323

Net assets consist of:
Paid-in capital	$393,258,424	$5,391,955,951	$9,836,998,750	$103,095,323
Undistributed net investment income	—	3,747	13,322	—
Undistributed net realized gain	—	29,569	6,194	—

NET ASSETS	$393,258,424	$5,391,989,267	$9,837,018,266	$103,095,323

Aon Captives Shares
Net Assets	$—	$77,898,550	$—	$—

Shares outstanding	—	77,897,975	—	—

Net asset value and offering price per share	$—	$1.00	$—	$—

Institutional Shares
Net Assets	$169,200,207	$3,485,876,124	$6,521,818,007	$100,342,539

Shares outstanding	169,200,207	3,485,858,584	6,521,801,171	100,342,539

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Premium Shares
Net Assets	$183,242,766	$1,803,170,990	$3,233,738,277	$2,546,403

Shares outstanding	183,242,766	1,803,159,587	3,233,735,056	2,546,403

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Select Shares
Net Assets	$40,712,298	$24,940,220	$81,358,616	$103,339

Shares outstanding	40,712,298	24,940,211	81,359,157	103,339

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Trust Shares
Net Assets	$103,153	$103,383	$103,366	$103,042

Shares outstanding	103,153	103,383	103,366	103,042

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

The accompanying notes are an integral part of these financial statements.

2

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2005

	Government Money Market Fund	Institutional Money Market Fund	Prime Money Market Fund	Treasury Money Market Fund
NET INVESTMENT INCOME ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Interest	$29,369,301	$218,145,682	$412,793,534	$685,155
Expenses(a)	(121,718)	(3,442,469)	(9,771,810)	—

Net investment income allocated from corresponding Master Portfolio	29,247,583	214,703,213	403,021,724	685,155

FUND EXPENSES (Note 2)
Administration fees	288,345	2,559,241	5,282,707	5,000
Distribution fees – Aon Captives Shares	—	95,721	—	—

Total fund expenses	288,345	2,654,962	5,282,707	5,000
Less administration fees waived	(163,899)	(1,312,234)	(2,322,017)	(3,428)

Net fund expenses	124,446	1,342,728	2,960,690	1,572

Net investment income	29,123,137	213,360,485	400,061,034	683,583

REALIZED GAIN (LOSS) ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Net realized gain	—	32,325	8,607	—

Net realized gain	—	32,325	8,607	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,123,137	$213,392,810	$400,069,641	$683,583

(a)	Net of investment advisory fee waivers by the Master Portfolios’ investment adviser in the amounts of $799,065, $3,129,635, $2,766,658, and $17,151, respectively.

The accompanying notes are an integral part of these financial statements.

3

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Fund		Institutional Money Market Fund
	For the year ended December 31, 2005	For the period September 1, 2004(a) to December 31, 2004	For the year ended December 31, 2005	For the year ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$29,123,137	$2,579,760	$213,360,485	$67,218,571
Net realized gain (loss)	—	—	32,325	(2,753)

Net increase in net assets resulting from operations	29,123,137	2,579,760	213,392,810	67,215,818

Distributions to shareholders:
From net investment income:
Aon Captives Shares	—	—	(2,943,319)	(1,141,062)
Institutional Shares	(22,103,787)	(2,578,006)	(129,993,058)	(54,192,310)
Premium Shares	(6,585,019)	(622)	(79,980,794)	(11,848,951)
Select Shares	(431,372)	(605)	(440,285)	(35,557)
Trust Shares	(2,959)	(527)	(2,975)	(745)

	(29,123,137)	(2,579,760)	(213,360,431)	(67,218,625)

Total distributions to shareholders	(29,123,137)	(2,579,760)	(213,360,431)	(67,218,625)

Capital share transactions (Note 3):
Aon Captives Shares	—	—	(28,534,415)	51,033,638
Institutional Shares	(278,900,244)	448,100,451	(138,646,363)	(373,719,853)
Premium Shares	183,142,328	100,438	585,770,940	927,289,984
Select Shares	40,611,873	100,425	18,227,811	6,712,400
Trust Shares	2,785	100,368	2,796	100,587

Net increase (decrease) in net assets resulting from capital share transactions	(55,143,258)	448,401,682	436,820,769	611,416,756

Increase (decrease) in net assets	(55,143,258)	448,401,682	436,853,148	611,413,949
NET ASSETS:
Beginning of period	448,401,682	—	4,955,136,119	4,343,722,170

End of period	$393,258,424	$448,401,682	$5,391,989,267	$4,955,136,119

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$—	$—	$3,747	$(54)

(a)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

4

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Prime Money Market Fund		Treasury Money Market Fund
	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2005	For the period September 1, 2004(a) to December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$400,061,034	$84,316,610	$683,583	$2,274
Net realized gain	8,607	55,136	—	—

Net increase in net assets resulting from operations	400,069,641	84,371,746	683,583	2,274

Distributions to shareholders:
From net investment income:
Institutional Shares	(231,155,121)	(54,101,221)	(590,271)	(609)
Premium Shares	(166,418,165)	(29,887,264)	(87,324)	(592)
Select Shares	(2,484,802)	(327,158)	(3,114)	(575)
Trust Shares	(2,946)	(753)	(2,874)	(498)

	(400,061,034)	(84,316,396)	(683,583)	(2,274)

From net realized gain:
Institutional Shares	—	(32,824)	—	—
Premium Shares	—	(11,403)	—	—

	—	(44,227)	—	—

Total distributions to shareholders	(400,061,034)	(84,360,623)	(683,583)	(2,274)

Capital share transactions (Note 3):
Institutional Shares	520,868,715	3,033,857,069	100,242,105	100,434
Premium Shares	(2,013,369,862)	4,282,862,178	2,445,981	100,422
Select Shares	(88,977,243)	170,336,400	2,930	100,409
Trust Shares	2,775	100,591	2,691	100,351

Net increase (decrease) in net assets resulting from capital share transactions	(1,581,475,615)	7,487,156,238	102,693,707	401,616

Increase (decrease) in net assets	(1,581,467,008)	7,487,167,361	102,693,707	401,616
NET ASSETS:
Beginning of period	11,418,485,274	3,931,317,913	401,616	—

End of period	$9,837,018,266	$11,418,485,274	$103,095,323	$401,616

Undistributed net investment income included in net assets at end of period	$13,322	—	—	—

(a)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

5

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Government Money Market Fund — Select Shares
	Year ended Dec. 31, 2005	Period from Sep. 1, 2004 (a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00	$1.00

Income from investment operations:
Net investment income	0.03	0.01

Total from investment operations	0.03	0.01

Less distributions from:
Net investment income	(0.03)	(0.01)

Total distributions	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00

Total return	3.18%	0.60	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$40,712	$100
Ratio of expenses to average net assets(c)	0.13%	0.10%
Ratio of expenses to average net assets prior to waived fees(c)	0.22%	0.22%
Ratio of net investment income to average net assets(c)	3.90%	1.81%
Ratio of net investment income to average net assets prior to waived fees(c)	3.81%	1.69%

	Institutional Money Market Fund — Select Shares
	Year ended Dec. 31, 2005	Period from Jan.26, 2004 (a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00	$1.00

Income from investment operations:
Net investment income	0.03	0.01
Net realized gain	0.00 (d)	—

Total from investment operations	0.03	0.01

Less distributions from:
Net investment income	(0.03)	(0.01)

Total distributions	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00

Total return	3.19%	1.22	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$24,940	$6,712
Ratio of expenses to average net assets(e)	0.15%	0.10%
Ratio of expenses to average net assets prior to waived fees(e)	0.22%	0.22%
Ratio of net investment income to average net assets(e)	3.50%	1.93%
Ratio of net investment income to average net assets prior to waived fees(e)	3.43%	1.81%

(a)	Commencement of operations.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include expenses charged to the Government Money Market Master Portfolio.
(d)	Rounds to less than $0.01.
(e)	Annualized for periods of less than one year. These ratios include expenses charged to the Money Market Master Portfolio.

The accompanying notes are an integral part of these financial statements.

6

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Prime Money Market Fund — Select Shares
	Year ended Dec. 31, 2005	Period from Jan. 26, 2004 (a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00	$1.00

Income from investment operations:
Net investment income	0.03	0.01
Net realized gain	0.00 (b)	—

Total from investment operations	0.03	0.01

Less distributions from:
Net investment income	(0.03)	(0.01)

Total distributions	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00

Total return	3.16%	1.23	%(c)

Ratios/Supplemental data:
Net assets, end of period (000s)	$81,359	$170,336
Ratio of expenses to average net assets(d)	0.18%	0.10%
Ratio of expenses to average net assets prior to waived fees(d)	0.22%	0.22%
Ratio of net investment income to average net assets(d)	3.05%	2.11%
Ratio of net investment income to average net assets prior to waived fees(d)	3.01%	1.99%

	Treasury Money Market Fund — Select Shares
	Year ended Dec. 31, 2005	Period from Sep. 1, 2004 (a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00	$1.00

Income from investment operations:
Net investment income	0.03	0.01

Total from investment operations	0.03	0.01

Less distributions from:
Net investment income	(0.03)	(0.01)

Total distributions	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00

Total return	3.10%	0.58	%(c)

Ratios/Supplemental data:
Net assets, end of period (000s)	$103	$100
Ratio of expenses to average net assets(e)	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees(e)	0.22%	0.22%
Ratio of net investment income to average net assets(e)	3.06%	1.70%
Ratio of net investment income to average net assets prior to waived fees(e)	2.94%	1.58%

(a)	Commencement of operations.
(b)	Rounds to less than $0.01.
(c)	Not annualized.
(d)	Annualized for periods of less than one year. These ratios include expenses charged to the Prime Money Market Master Portfolio.
(e)	Annualized for periods of less than one year. These ratios include expenses charged to the Treasury Money Market Master Portfolio.

The accompanying notes are an integral part of these financial statements.

7

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

Barclays Global Investors Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware statutory trust effective January 11, 2002. As of December 31, 2005, the Trust offered the following diversified funds: Bond Index, Government Money Market, Institutional Money Market, Money Market, Prime Money Market, S&P 500 Stock and Treasury Money Market Funds and LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios.

These financial statements relate only to the Select Shares of the Government Money Market Fund (the “GMMF”), Institutional Money Market Fund (the “IMMF”), Prime Money Market Fund (the “PMMF”) and Treasury Money Market Fund (the “TMMF”), (each, a “Fund,” collectively, the “Funds”). In addition, the GMMF, PMMF and TMMF offer Institutional Shares, Premium Shares and Trust Shares. The IMMF also offers Aon Captives Shares, Institutional Shares, Premium Shares and Trust Shares. All classes of shares have equal rights to assets and earnings, and differ principally in administration and distribution fees.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

Each Fund invests all of its assets in a separate series (each, a “Master Portfolio”) of Master Investment Portfolio (“MIP”). Each Master Portfolio has the same or substantially similar investment objectives as its corresponding Fund. The value of each Fund’s investment in its corresponding Master Portfolio reflects that Fund’s interest in the net assets of that Master Portfolio (100.00%, 85.86%, 85.88% and 100.00% for the GMMF, IMMF, PMMF and TMMF, respectively, as of December 31, 2005). The method by which MIP values its securities is discussed in Note 1 of MIP’s Notes to the Financial Statements, which are included elsewhere in this report.

The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedules of Investments, accompanied by an unaudited summarized tabular presentation, are included elsewhere in this report and should be read in conjunction with the corresponding Fund’s financial statements.

Each Fund seeks to maintain a constant net asset value of $1.00 per share for each of the classes of shares. There is no assurance that the Funds will meet this objective.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Each Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each Fund accrues its own expenses. Net investment income, common fund expenses and realized and unrealized gains and losses are allocated among the classes of shares of each Fund based on the relative net assets of each class.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Funds are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. Dividends are determined separately for each class based on income and expenses allocable to each class.

8

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

As of December 31, 2005, the tax year-end of the Funds, the components of net distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Capital and Other Losses	Net Distributable Earnings
Institutional Money Market	$35,458	$(2,142)	$33,316
Prime Money Market	19,516	—	19,516

The tax character of distributions paid for the years ended December 31, 2005 and December 31, 2004, were as follows:

Fund	2005	2004
Government Money Market
Distributions paid from:
Ordinary Income	$29,123,137	$2,579,760

Total Distributions	$29,123,137	$2,579,760

Institutional Money Market
Distributions paid from:
Ordinary Income	$213,360,431	$67,218,625

Total Distributions	$213,360,431	$67,218,625

Prime Money Market
Distributions paid from:
Ordinary Income	$400,061,034	$84,360,623

Total Distributions	$400,061,034	$84,360,623

Treasury Money Market
Distributions paid from:
Ordinary Income	$683,583	$2,274

Total Distributions	$683,583	$2,274

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute annually substantially all of its income and any gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2005.

From November 1, 2005 to December 31, 2005, the Institutional Money Market Fund incurred net realized capital losses. As permitted by tax regulations, the Fund has elected to defer the losses of $2,142 and treat it as arising in the year ending December 31, 2006.

9

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investors Bank & Trust Company (“IBT”) serves as the custodian, sub-administrator, transfer agent and dividend disbursement agent of the Funds. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Funds. IBT is entitled to receive fees for its transfer agent and dividend disbursing agent services, which BGI has agreed to pay out of the fees it receives for administration services to the Funds.

SEI Investments Distribution Company (“SEI”) is the Funds’ distributor. SEI does not receive a fee from the Select Shares of the Funds for its distribution services.

The Trust has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Funds’ transfer agent, custodian, financial printer, legal counsel and independent registered public accounting firm), to the Funds for which BGI receives a fee paid by each Fund. This fee is an “all-in” or “semi-unified” fee and BGI, in consideration thereof, has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees and costs related to securities transactions. BGI is entitled to receive for these administration services an annual fee of 0.12% of the average daily net assets of each Fund’s Select Shares. From time to time, BGI may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. For the year ended December 31, 2005, BGI waived administration fees of $304, $2,529, $15,020 and $21 for the Select Shares of the GMMF, IMMF, PMMF and TMMF, respectively. BGI may delegate certain of its administration duties to subadministrators.

Certain officers and trustees of the Trust are also officers of BGI. As of December 31, 2005, these officers of BGI collectively owned less than 1% of the outstanding shares of the Trust.

3. CAPITAL SHARE TRANSACTIONS

As of December 31, 2005, there were an unlimited number of no par value shares of beneficial interest authorized. Transactions in capital shares for the Select Shares of the Funds were as follows:

	Government Money Market Fund
	Year Ended December 31, 2005		Period Ended December 31, 2004 (a)
	Shares	Amount	Shares	Amount
Shares sold	40,320,037	$40,320,037	100,000	$100,000
Shares issued in reinvestment of dividends and distributions	291,836	291,836	425	425

Net increase	40,611,873	$40,611,873	100,425	$100,425

	Institutional Money Market Fund
	Year Ended December 31, 2005		Period Ended December 31, 2004 (b)
	Shares	Amount	Shares	Amount
Shares sold	117,722,158	$117,722,158	27,416,539	$27,416,539
Shares issued in reinvestment of dividends and distributions	341,549	341,549	22,220	22,220
Shares redeemed	(99,835,896)	(99,835,896)	(20,726,359)	(20,726,359)

Net increase	18,227,811	$18,227,811	6,712,400	$6,712,400

10

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

	Prime Money Market Fund
	Year Ended December 31, 2005		Period Ended December 31, 2004 (b)
	Shares	Amount	Shares	Amount
Shares sold	139,708,446	$139,708,446	243,731,220	$243,731,220
Shares issued in reinvestment of dividends and distributions	2,482,170	2,482,170	26,100	26,100
Shares redeemed	(231,167,859)	(231,167,859)	(73,420,920)	(73,420,920)

Net increase	(88,977,243)	$(88,977,243)	170,336,400	$170,336,400

	Treasury Money Market Fund
	Year Ended December 31, 2005		Period Ended December 31, 2004 (a)
	Shares	Amount	Shares	Amount
Shares sold	—	$—	100,000	$100,000
Shares issued in reinvestment of dividends and distributions	2,930	2,930	409	409

Net increase	2,930	$2,930	100,409	$100,409

(a)	For the period from September 1, 2004 (commencement of operations) to December 31, 2004.
(b)	For the period from January 26, 2004 (commencement of operations) to December 31, 2004.

11

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Barclays Global Investors Funds:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Government Money Market Fund, Institutional Money Market Fund, Prime Money Market Fund and Treasury Money Market Fund, each a series of Barclays Global Investors Funds, (the “Funds”), at December 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods presented, and the financial highlights for the Select Share Class for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 16, 2006

12

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE INFORMATION — UNAUDITED

The Board of Trustees has responsibility for the overall management and operations of the Funds. Each Trustee serves until he or she resigns, retires, or his or her successor is elected and qualified. Each Officer serves until his or her successor is chosen and qualified.

Barclays Global Investors Funds (“BGIF”), Master Investment Portfolio (“MIP”), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of BGIF also serves as a Trustee for MIP and oversees 25 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for iShares Trust and as a Director for iShares, Inc. and oversees 126 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 45 Fremont Street, San Francisco, California 94105. Additional information about the Funds’ Trustees may be found in the Funds’ Statements of Additional Information, which are available without charge, upon request, by calling toll-free 1-877-244-1544.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Public Company and Investment Company Directorships
*Lee T. Kranefuss, 1961	Trustee (since 2001), President and Chief Executive Officer (since 2002).	Chief Executive Officer (since 2003) of the Intermediary Investor and Exchange Traded Products Business of BGI; Chief Executive Officer (1997-2003) of the Intermediary Investor Business of BGI.	Trustee (since 2001) of MIP; Trustee (since 2003) of iShares Trust; Director (since 2003) of iShares, Inc.

Michael A. Latham, 1965	Secretary, Treasurer and Chief Financial Officer (since 2003).	Chief Operating Officer (since 2004) of the Intermediary Investor Business of BGI; Director (2000-2004) of Mutual Fund Delivery of the Intermediary Investor Business of BGI.	None.

*	Lee T. Kranefuss is deemed to be an “interested person” of the Trust because he serves as Chief Executive Officer of the Intermediary Investor Business of BGI, the administrator of the Funds and the Master Portfolios, and the parent company of BGFA, the investment adviser of the Master Portfolios.

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Public Company and Investment Company Directorships
Mary G. F. Bitterman, 1944	Trustee (since 2001).	President (since 2004) and Director (since 2002) of the Bernard Osher Foundation; Director (2003-2004) of Osher Lifelong Learning Institutes; President and Chief Executive Officer (2002-2003) of The James Irvine Foundation; President and Chief Executive Officer (1993-2002) of KQED, Inc.	Trustee (since 2001) of MIP; Director (since 1984) and Lead Independent Director (since 2000) of Bank of Hawaii.

13

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE INFORMATION — UNAUDITED (Continued)

Independent Trustees (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Public Company and Investment Company Directorships
Jack S. Euphrat, 1922	Trustee (since 1993).	Private Investor.	None.

Richard K. Lyons, 1961	Trustee (since 2001).	Executive Associate Dean (since 2005), Sylvan Coleman Chair in Finance (since 2004), Acting Dean (2004-2005) and Professor (since 1993), University of California, Berkeley; Haas School of Business; Consultant for IMF, World Bank, Federal Reserve Bank, and Citibank N.A. (since 2000).	Trustee (since 2001) of MIP; Director (since 2003) of the BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 1995) and Chairman of the Matthews Asian Funds (oversees 8 portfolios); Trustee (since 2000) of iShares Trust; Director (since 2002) of iShares, Inc.

Leo Soong, 1946	Trustee (since 2000).	President (since 2002) of Trinity Products LLC; Managing Director (since 1989) of CG Roxane LLC (water company); Co-Founder of Crystal Geyser Water Co. (President through 1999).	Trustee (since 2000) of MIP; Vice Chairman (since 2005) of the California Pacific Medical Center; Director (since 1990) of the California State Automobile Association; Director (since 2002) of the American Automobile Association.

14

GOVERNMENT MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2005

Security	Face Amount	Value
REPURCHASE AGREEMENTS – 99.98%
Banc of America Securities LLC Tri-Party Repurchase Agreement, 4.30%, due 1/3/06, maturity value $60,028,667 (collateralized by U.S. Government obligations, value $61,200,000, 3.88% to 6.00%, 6/1/20 to 1/1/36).	$60,000,000	$60,000,000
Bank of America N.A. Tri-Party Repurchase Agreement, 4.27%, due 1/3/06, maturity value $75,035,583 (collateralized by U.S. Government obligations, value $76,500,001, 5.00%, 10/1/35).	75,000,000	75,000,000
Credit Suisse First Boston Tri-Party Repurchase Agreement, 4.25%, due 1/3/06, maturity value $20,009,444 (collateralized by U.S. Government obligations, value $20,401,727, 4.84% to 5.43%, 5/1/35 to 7/1/35).	20,000,000	20,000,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, 4.33%, due 1/3/06, maturity value $60,028,867 (collateralized by U.S. Government obligations, value $61,200,001, 4.00% to 5.16%, 4/1/20 to 12/1/35).	60,000,000	60,000,000
JP Morgan Securities Inc. Tri-Party Repurchase Agreement, 4.29%, due 1/3/06, maturity value $60,028,600 (collateralized by U.S. Government obligations, value $61,203,452, 3.75% to 5.83%, 1/1/19 to 12/1/35).	60,000,000	60,000,000
Lehman Brothers Holdings Inc. Tri-Party Repurchase Agreement, 4.20%, due 1/3/06, maturity value $44,420,720 (collateralized by U.S. Government obligations, value $45,286,934, 3.21% to 7.94%, 2/1/16 to 8/1/36).	44,400,000	44,400,000
Merrill Lynch Government Securities Tri-Party Repurchase Agreement, 4.28%, due 1/3/06, maturity value $75,035,667 (collateralized by U.S. Government obligations, value $77,251,360, 3.50% to 6.00%, 4/25/16 to 3/25/31).	75,000,000	75,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $394,400,000)		394,400,000

TOTAL INVESTMENTS IN SECURITIES – 99.98% (Cost: $394,400,000)		394,400,000

Other Assets, Less Liabilities – 0.02%		66,966

NET ASSETS – 100.00%		$394,466,966

The accompanying notes are an integral part of these financial statements.

15

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2005

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT – 2.54%
HBOS Treasury Services PLC
3.56%, 03/14/06	$50,000,000	$50,000,000
3.79%, 06/19/06	50,000,000	49,997,741
Svenska Handelsbanken NY
4.50%, 10/16/06	25,000,000	25,000,000
Toronto-Dominion Bank
3.94%, 07/10/06	35,000,000	35,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost: $159,997,741)		159,997,741

COMMERCIAL PAPER – 6.31%
Amstel Funding Corp.
4.40%, 05/08/06	50,000,000	49,217,778
CC USA Inc.
3.76%, 01/23/06	50,000,000	49,879,889
3.93%, 02/24/06	65,500,000	65,106,727
4.23%, 04/21/06	45,000,000	44,413,087
Dorada Finance Inc.
3.76%, 01/26/06	10,000,000	9,972,844
Grampian Funding LLC
3.74%, 01/13/06	90,000,000	89,878,450
K2 USA LLC
3.85%, 02/07/06	74,600,000	74,297,227
Sigma Finance Inc.
4.16%, 04/06/06	15,000,000	14,833,600

TOTAL COMMERCIAL PAPER (Cost: $397,599,602)		397,599,602

MEDIUM-TERM NOTES – 1.43%
K2 USA LLC
3.57%, 03/16/06(1)	15,000,000	15,000,000
Marshall & Ilsley Bank
5.18%, 12/15/06	50,000,000	50,159,679
Sigma Finance Inc.
4.50%, 10/16/06(1)	25,000,000	25,000,000

TOTAL MEDIUM-TERM NOTES (Cost: $90,159,679)		90,159,679

TIME DEPOSITS – 6.55%
Branch Banking & Trust
4.02%, 01/03/06	250,000,000	250,000,000
Regions Bank
4.02%, 01/03/06	162,500,000	162,500,000

TOTAL TIME DEPOSITS (Cost: $412,500,000)		412,500,000

VARIABLE & FLOATING RATE NOTES – 65.64%
Allstate Life Global Funding II
4.36%, 12/08/06(1)	11,000,000	11,005,507
4.37%, 11/09/06(1)	20,000,000	20,010,187
4.37%, 12/27/06(1)	50,000,000	50,000,000
4.39%, 01/12/07(1)	35,000,000	35,018,818
4.43%, 01/16/07(1)	25,000,000	25,012,931
American Express Bank
4.33%, 07/19/06	40,000,000	40,000,000
4.34%, 09/27/06	90,000,000	90,000,000
American Express Centurion Bank
4.34%, 06/29/06	35,000,000	35,000,000
4.34%, 09/27/06	60,000,000	60,000,000
American Express Credit Corp.
4.42%, 02/28/06	31,000,000	31,002,173
ANZ National International Ltd.
4.31%, 12/29/06(1)	75,000,000	75,000,000
ASIF Global Financing
4.34%, 08/11/06(1)	25,000,000	25,001,998
4.38%, 01/23/07(1)	75,000,000	74,996,257
4.55%, 05/30/06(1)	61,500,000	61,540,898
4.56%, 12/11/06(1)	90,000,000	90,072,387
Australia & New Zealand Banking Group Ltd.
4.35%, 01/23/07(1)	35,000,000	35,000,000
Bank of Ireland
4.34%, 12/20/06(1)	70,000,000	70,000,000
Bank of Nova Scotia
4.32%, 09/29/06	35,000,000	34,992,555
Banque Nationale de Paris
4.25%, 10/04/06	20,000,000	19,995,934
Beta Finance Inc.
4.33%, 04/25/06(1)	30,000,000	29,997,000
4.33%, 05/25/06(1)	15,000,000	14,999,459
CC USA Inc.
4.32%, 06/15/06(1)	55,000,000	54,997,499
4.33%, 05/25/06(1)	25,000,000	24,998,973
4.34%, 03/23/06(1)	25,000,000	25,000,048
4.35%, 07/14/06(1)	15,000,000	15,001,574
Commodore CDO Ltd. 2003-2A Class A1MM
4.56%, 06/13/06(1)	25,000,000	25,000,000
Credit Suisse First Boston NY
4.31%, 05/09/06	50,000,000	50,000,000
4.35%, 07/19/06	75,000,000	75,000,000
4.35%, 09/26/06	100,000,000	100,000,000
DEPFA Bank PLC
4.50%, 12/15/06	100,000,000	100,000,000
Descartes Funding Trust
4.37%, 11/15/06(1)	45,000,000	45,000,000
Dexia Credit Local
4.33%, 08/30/06	35,000,000	34,995,359
Dorada Finance Inc.
4.33%, 06/26/06(1)	15,000,000	14,999,321

16

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Face Amount	Value
Five Finance Inc.
4.32%, 09/15/06(1)	$30,000,000	$29,995,759
4.33%, 05/25/06(1)	22,000,000	21,999,096
4.34%, 06/26/06(1)	14,000,000	13,999,320
Greenwich Capital Holdings Inc.
4.32%, 02/10/06	15,000,000	15,000,000
4.32%, 02/13/06	15,000,000	15,000,000
HBOS Treasury Services PLC
4.57%, 10/24/06(1)	50,000,000	50,000,000
Holmes Financing PLC Series 2005-9 Class 1A
4.36%, 12/15/06(1)	50,000,000	50,000,000
HSBC Bank USA N.A.
4.39%, 05/04/06	15,000,000	15,004,117
ING USA Annuity & Life Insurance Funding Agreement
4.57%, 12/18/06(1)(2)	20,000,000	20,000,000
Jordan Brick Co. Inc.
4.38%, 01/03/06(1)	18,000,000	18,000,000
K2 USA LLC
4.25%, 06/02/06(1)	35,000,000	34,998,533
4.32%, 09/11/06(1)	100,000,000	99,989,630
Lakeline Austin Development Ltd.
4.40%, 01/03/06(1)	9,800,000	9,800,000
Leafs LLC
4.37%, 02/21/06(1)	19,971,050	19,971,050
LEEK Finance Series 14A Class A1
4.37%, 01/23/06	4,835,872	4,835,872
Links Finance LLC
4.32%, 01/20/06(1)	35,000,000	34,999,556
4.32%, 10/16/06(1)	82,000,000	81,990,234
Lothian Mortgages PLC
Series 4A Class A1
4.37%, 01/24/06(1)	25,000,000	25,000,000
Marshall & Ilsley Bank
4.35%, 12/15/06	60,000,000	60,000,000
4.47%, 02/20/06	30,000,000	30,004,935
Metropolitan Life Insurance Funding Agreement
4.24%, 07/18/06(1)(2)	25,000,000	25,000,000
Monumental Global Funding II
4.53%, 12/27/06(1)	100,000,000	100,008,042
Natexis Banques Populaires
4.35%, 01/12/07(1)	50,000,000	50,000,000
National City Bank
4.26%, 01/06/06	20,000,000	19,999,917
Nationwide Building Society
4.58%, 10/27/06(1)	100,000,000	100,000,000
Nordea Bank AB
4.34%, 01/11/07(1)	75,000,000	75,000,000
Nordea Bank PLC
4.23%, 10/02/06	75,000,000	74,986,653
Northern Rock PLC
4.32%, 11/03/06(1)	70,000,000	70,000,000
Permanent Financing PLC Series 8 Class 1A
4.32%, 06/12/06(1)	37,000,000	37,000,067
Principal Life Income Funding Trusts
4.30%, 11/13/06	50,000,000	49,998,353
Royal Bank of Scotland
4.23%, 04/05/06	76,250,000	76,241,832
4.33%, 08/30/06	100,000,000	99,986,739
Sedna Finance Inc.
4.34%, 09/20/06(1)	15,000,000	15,000,000
Sigma Finance Inc.
4.00%, 08/11/06(1)	75,000,000	74,976,738
4.33%, 08/15/06(1)	15,000,000	14,999,067
4.35%, 03/20/06(1)	20,000,000	20,000,329
Skandinaviska Enskilda Bank NY
4.36%, 11/16/06(1)	50,000,000	50,000,000
Societe Generale
4.26%, 01/02/07(1)	30,000,000	30,000,000
4.30%, 06/13/06	30,000,000	29,997,270
Tango Finance Corp.
4.32%, 06/12/06(1)	50,000,000	49,997,769
4.33%, 05/26/06(1)	15,000,000	14,999,094
4.33%, 09/25/06(1)	30,000,000	29,996,718
Trap Rock Industry Inc.
4.40%, 01/03/06(1)	20,390,000	20,390,000
Travelers Insurance Co. Funding Agreement
4.36%, 02/03/06(1)(2)	50,000,000	50,000,000
4.45%, 08/18/06(1)(2)	50,000,000	50,000,000
Union Hamilton Special Funding LLC
4.52%, 03/28/06(1)	50,000,000	50,000,000
US Bank N.A.
4.31%, 09/29/06	15,000,000	14,997,062
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
4.37%, 01/25/06(1)	65,450,999	65,450,999
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
4.37%, 01/25/06(1)	72,107,202	72,107,202
Westpac Banking Corp.
4.49%, 01/11/07	70,000,000	70,000,000
WhistleJacket Capital LLC
4.32%, 02/15/06(1)	20,000,000	19,999,364
4.33%, 06/22/06(1)	15,000,000	14,999,289
4.33%, 07/28/06(1)	15,000,000	14,997,857
4.33%, 10/16/06(1)	100,000,000	99,991,889
4.33%, 10/20/06(1)	25,000,000	24,994,365
4.33%, 11/22/06(1)	75,000,000	74,981,733
White Pine Finance LLC
4.32%, 03/15/06(1)	46,000,000	45,997,334
4.32%, 07/17/06(1)	50,000,000	49,994,425
4.32%, 09/15/06(1)	46,000,000	45,995,122

17

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Face Amount	Value
Winston Funding Ltd. Series 2003-1 Class A1MA
4.26%, 01/23/06(1)	$100,000,000	$100,000,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $4,137,312,209)		4,137,312,209

REPURCHASE AGREEMENTS – 17.29%
Banc of America Securities LLC Tri-Party Repurchase Agreement, 4.10%, due 1/3/06, maturity value $100,045,556 (collateralized by U.S. Government obligations, value $102,000,001, 4.50% to 6.00%, 5/1/33 to 11/1/35).	100,000,000	100,000,000
Bank of America Securities LLC Tri-Party Repurchase Agreement, 4.30%, due 1/3/06, maturity value $40,019,111 (collateralized by U.S. Government obligations, value $40,800,000, 5.00%, 8/1/35 to 1/1/36).	40,000,000	40,000,000
Credit Suisse First Boston Inc. Tri-Party Repurchase Agreement, 4.25%, due 1/3/06, maturity value $40,018,889 (collateralized by U.S. Government obligations, value $40,801,003, 4.21% to 4.77%, 1/1/33 to 5/1/35).	40,000,000	40,000,000
Goldman Sachs & Co. Tri-Party Repurchase Agreement, 4.33%, due 1/3/06, maturity value $40,019,244 (collateralized by U.S. Government obligations, value $40,800,000, 4.25% to 5.19%, 4/1/34 to 9/1/35).	40,000,000	40,000,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, 4.40%, due 1/3/06, maturity value $250,122,222 (collateralized by non-U.S. Government debt securities, value $262,500,001, 0.00% to 10.00%, 1/1/06 to 12/31/35).(3)	250,000,000	250,000,000
JP Morgan Securities Inc. Tri-Party Repurchase Agreement, 4.29%, due 1/3/06, maturity value $40,019,067 (collateralized by U.S. Government obligations, value $40,801,409, 2.84% to 5.50%, 4/1/23 to 12/1/35).	40,000,000	40,000,000
Lehman Brothers Holdings Inc. Tri-Party Repurchase Agreement, 4.35%, due 1/3/06, maturity value $100,048,333 (collateralized by non-U.S. Government debt securities, value $104,993,464, 2.73% to 4.58%, 5/15/07 to 9/25/35).(3)	100,000,000	100,000,000
Lehman Brothers Inc. Tri-Party Repurchase Agreement, 4.20%, due 1/3/06, maturity value $40,018,667 (collateralized by U.S. Government obligations, value $40,800,562, 3.15% to 7.41%, 11/1/11 to 6/1/44).	40,000,000	40,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreement, 4.39%, due 6/28/06, maturity value $150,073,167 (collateralized by non-U.S. Government debt securities, value $154,504,756, 4.50% to 8.00%, 12/31/06 to 6/1/25).(2)(3)	150,000,000	150,000,000
Merrill Lynch Government Securities Inc. Tri-Party Repurchase Agreement, 4.28%, due 1/3/06, maturity value $40,019,022 (collateralized by U.S. Government obligations, value $41,201,372, 4.00% to 6.00%, 10/25/11 to 5/25/34).	40,000,000	40,000,000
Morgan Stanley Tri-Party Repurchase Agreement, 4.45%, due 1/22/07, maturity value $250,123,611 (collateralized by non-U.S. Government debt securities, value $257,841,442, 0.00% to 10.00%, 1/1/06 to 12/31/35).(2)(3)	250,000,000	250,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $1,090,000,000)		1,090,000,000

TOTAL INVESTMENTS IN SECURITIES – 99.76% (Cost: $6,287,569,231)		6,287,569,231

Other Assets, Less Liabilities – 0.24%		15,013,769

NET ASSETS – 100.00%		$6,302,583,000

(1)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(3)	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.

The accompanying notes are an integral part of these financial statements.

18

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2005

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT – 3.57%
Credit Suisse First Boston NY
4.03%, 01/04/06	$50,000,000	$50,000,000
Fortis Bank NY
3.70%, 01/05/06	150,000,000	150,000,100
HBOS Treasury Services PLC
3.79%, 06/19/06	125,000,000	124,994,268
Svenska Handelsbanken NY
4.50%, 10/16/06	50,000,000	50,000,000
Toronto-Dominion Bank
3.94%, 07/10/06	35,000,000	35,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost: $409,994,368)		409,994,368

COMMERCIAL PAPER – 7.67%
Amstel Funding Corp.
3.91%, 02/15/06	50,000,000	49,750,195
CAFCO LLC
3.99%, 01/06/06	100,000,000	99,933,500
CC USA Inc.
3.76%, 01/23/06	50,000,000	49,879,889
4.23%, 04/21/06	45,000,000	44,413,087
Chesham Finance LLC
4.25%, 01/03/06	75,000,000	74,973,438
Ford Credit Floorplan Motown
4.02%, 01/03/06	64,000,000	63,978,560
Grampian Funding LLC
3.74%, 01/13/06	100,000,000	99,864,946
3.84%, 01/31/06	100,000,000	99,669,334
HSBC PLC
4.16%, 04/04/06	15,000,000	14,837,066
K2 USA LLC
3.85%, 02/07/06	41,000,000	40,833,597
Nordea North America Inc.
4.16%, 04/04/06	70,000,000	69,239,645
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	100,000,000	99,478,667
Sedna Finance Inc.
3.92%, 02/21/06	50,000,000	49,716,888
Sigma Finance Inc.
4.16%, 04/06/06	25,000,000	24,722,667

TOTAL COMMERCIAL PAPER (Cost: $881,291,479)		881,291,479

MEDIUM-TERM NOTES – 1.78%
K2 USA LLC
3.56%, 03/15/06(1)	85,000,000	85,000,000
3.57%, 03/16/06(1)	45,000,000	45,000,000
Sigma Finance Inc.
4.50%, 10/16/06(1)	75,000,000	75,000,000

TOTAL MEDIUM-TERM NOTES (Cost: $205,000,000)		205,000,000

TIME DEPOSITS – 6.97%
Regions Bank
4.02%, 01/03/06	100,571,000	100,571,000
Societe Generale
4.06%, 01/03/06	300,000,000	300,000,000
UBS AG
4.06%, 01/03/06	400,000,000	400,000,000

TOTAL TIME DEPOSITS (Cost: $800,571,000)		800,571,000

VARIABLE& FLOATING RATE NOTES – 52.13%
Allstate Life Global Funding II
4.36%, 12/08/06(1)	58,000,000	58,013,630
4.37%, 12/27/06(1)	110,000,000	110,000,000
4.39%, 01/12/07(1)	85,000,000	85,045,730
American Express Bank
4.33%, 07/19/06	85,000,000	85,000,000
ASIF Global Financing
4.34%, 08/11/06(1)	74,000,000	74,011,988
4.38%, 01/23/07(1)	75,000,000	74,996,257
4.55%, 05/30/06(1)	90,550,000	90,611,121
Bank of Nova Scotia
4.22%, 01/03/06	35,000,000	34,999,940
Banque Nationale de Paris
4.25%, 10/04/06	165,000,000	164,966,390
Bear Stearns Companies Inc. (The)
4.42%, 08/14/06(2)	200,000,000	200,000,000
Beta Finance Inc.
4.32%, 06/20/06(1)	68,000,000	67,996,814
4.33%, 04/25/06(1)	65,000,000	64,993,500
4.33%, 05/25/06(1)	65,000,000	64,997,329
4.33%, 05/26/06(1)	80,000,000	79,996,800
CC USA Inc.
4.32%, 05/22/06(1)	20,000,000	19,999,220
4.32%, 06/15/06(1)	95,000,000	94,995,680
4.33%, 05/25/06(1)	55,000,000	54,997,741
4.33%, 05/26/06(1)	30,000,000	29,998,800
4.33%, 06/26/06(1)	25,000,000	24,998,823
4.34%, 03/23/06(1)	50,000,000	50,000,100
4.35%, 07/14/06(1)	30,000,000	30,003,150
Citigroup Global Markets Holdings Inc.
4.33%, 08/01/06	500,000,000	500,000,000
DEPFA Bank PLC
4.50%, 12/15/06	50,000,000	50,000,000
Dexia Credit Local
4.33%, 08/30/06	65,000,000	64,991,381

19

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Face Amount	Value
Dorada Finance Inc.
4.33%, 06/26/06(1)	$110,000,000	$109,994,788
Five Finance Inc.
4.32%, 09/15/06(1)	70,000,000	69,990,105
Goldman Sachs Group Inc. (The)
4.38%, 02/07/06(1)(2)	100,000,000	100,000,000
Greenwich Capital Holdings Inc.
4.30%, 03/09/06	50,000,000	50,000,000
4.32%, 02/10/06	35,000,000	35,000,000
4.32%, 02/13/06	35,000,000	35,000,000
Hartford Life Global Funding Trust
4.36%, 02/17/07	100,000,000	100,000,000
HBOS Treasury Services PLC
4.32%, 01/10/06	100,000,000	100,000,000
Holmes Financing PLC
Series 2005-9 Class 1A
4.36%, 12/15/06(1)	100,000,000	100,000,000
HSBC Bank USA N.A.
4.39%, 05/04/06	20,000,000	20,005,480
ING USA Annuity & Life Insurance Funding Agreement
4.57%, 12/18/06(1)(2)	35,000,000	35,000,000
K2 USA LLC
4.32%, 01/19/06(1)	90,000,000	89,998,594
4.32%, 09/11/06(1)	100,000,000	99,989,630
4.33%, 05/25/06(1)	50,000,000	49,997,021
4.36%, 02/15/06(1)	25,000,000	25,000,700
4.40%, 01/20/06(1)	70,000,000	70,002,170
Leafs LLC
4.37%, 01/20/06(1)	74,891,436	74,891,436
4.37%, 12/20/06(1)	49,927,000	49,927,000
Links Finance LLC
4.32%, 01/20/06(1)	65,000,000	64,999,173
4.33%, 05/18/06(1)	50,000,000	49,996,220
Marshall & Ilsley Bank
4.47%, 02/20/06	50,000,000	50,008,200
Metropolitan Life Global Funding I
4.31%, 01/05/07(1)	100,000,000	100,000,000
Metropolitan Life Insurance Funding Agreement
4.30%, 07/25/06(1)(2)	50,000,000	50,000,000
Morgan Stanley
4.30%, 01/03/07	100,000,000	100,000,000
Natexis Banques Populaires
4.35%, 01/12/07(1)	125,000,000	125,000,000
National City Bank
4.26%, 01/06/06	35,000,000	34,999,853
Nationwide Building Society
4.33%, 01/05/07(1)	100,000,000	100,000,000
4.41%, 01/13/06(1)	100,000,000	100,002,300
4.58%, 10/27/06(1)	50,000,000	50,000,000
Permanent Financing PLC Series 8 Class 1A
4.32%, 06/12/06(1)	50,000,000	50,000,000
Principal Life Income Funding Trusts
4.30%, 11/13/06	50,000,000	49,998,355
Royal Bank of Scotland
4.23%, 04/05/06	100,000,000	99,989,880
4.32%, 06/27/06	50,000,000	49,996,359
4.33%, 08/30/06	200,000,000	199,974,176
Sedna Finance Inc.
4.33%, 01/10/06(1)	20,000,000	19,999,880
4.34%, 01/17/06(1)	35,000,000	34,999,673
4.34%, 09/20/06(1)	25,000,000	25,000,000
4.35%, 08/31/06(1)	25,000,000	24,998,336
Sigma Finance Inc.
4.33%, 08/15/06(1)	35,000,000	34,997,823
4.35%, 03/20/06(1)	35,000,000	35,000,560
Societe Generale
4.26%, 11/24/06(1)	45,000,000	45,000,000
4.30%, 06/13/06	55,000,000	54,994,995
Strips III LLC
4.43%, 07/24/06(1)(2)	30,741,246	30,741,246
Tango Finance Corp.
4.32%, 06/12/06(1)	100,000,000	99,995,540
4.32%, 09/11/06(1)	50,000,000	49,996,511
4.33%, 05/26/06(1)	30,000,000	29,998,188
4.33%, 06/21/06(1)	60,000,000	59,995,759
4.33%, 09/25/06(1)	70,000,000	69,992,342
Union Hamilton Special Funding LLC
4.50%, 06/21/06(1)	50,000,000	50,000,000
4.52%, 03/28/06(1)	100,000,000	100,000,000
US Bank N.A.
4.31%, 09/29/06	30,000,000	29,994,123
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
4.37%, 01/25/06(1)	32,725,499	32,725,499
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
4.37%, 01/25/06(1)	108,160,804	108,160,804
WhistleJacket Capital LLC
4.32%, 02/15/06(1)	30,000,000	29,999,048
4.33%, 07/28/06(1)	25,000,000	24,996,427
4.35%, 01/17/06(1)	40,000,000	39,999,976
White Pine Finance LLC
4.32%, 05/22/06(1)	50,000,000	49,996,615
4.32%, 09/15/06(1)	100,000,000	99,989,398
4.33%, 03/27/06(1)	30,000,000	29,998,490
4.34%, 01/13/06(1)	90,000,000	89,999,694
4.37%, 06/20/06(1)	25,000,000	25,003,300

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $5,991,950,061)		5,991,950,061

20

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Face Amount	Value
REPURCHASE AGREEMENTS – 27.67%
Banc of America Securities LLC Tri-Party Repurchase Agreement, 4.10%, due 1/3/06, maturity value $300,136,667 (collateralized by U.S. Government obligations, value $306,000,000, 4.40% to 5.50%, 4/1/25 to 12/1/35).	$300,000,000	$300,000,000
Bank of America Securities LLC Tri-Party Repurchase Agreement, 4.30%, due 1/3/06, maturity value $40,019,111 (collateralized by U.S. Government obligations, value $40,800,001, 4.25% to 6.00%, 4/1/34 to 9/1/35).	40,000,000	40,000,000
Bank of America Securities Tri-Party Repurchase Agreement, 4.30%, due 1/3/06, maturity value $400,191,111 (collateralized by non-U.S. Government debt securities, value $423,388,504, 2.75% to 9.88%, 5/15/06 to 11/1/25).(3)	400,000,000	400,000,000
Credit Suisse First Boston Tri-Party Repurchase Agreement, 4.25%, due 1/3/06, maturity value $40,018,889 (collateralized by U.S. Government obligations, value $40,800,700, 4.18% to 4.67%, 5/1/35).	40,000,000	40,000,000
Goldman Sachs & Co. Tri-Party Repurchase Agreement, 4.33%, due 1/3/06, maturity value $40,019,244 (collateralized by U.S. Government obligations, value $40,800,001, 4.25% to 6.00%, 4/1/34 to 9/1/35).	40,000,000	40,000,000
Goldman Sachs & Co. Tri-Party Repurchase Agreement, 4.33%, due 1/3/06, maturity value $1,000,481,111 (collateralized by U.S. Government obligations, value $1,020,000,000, 3.41% to 8.50%, 4/1/09 to 1/1/36).	1,000,000,000	1,000,000,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, 4.40%, due 1/3/06, maturity value $400,195,556 (collateralized by non-U.S. Government debt securities, value $408,000,001, 0.00% to 10.00%, 1/1/06 to 12/31/35).(3)	400,000,000	400,000,000
JP Morgan Securities Inc. Tri-Party Repurchase Agreement, 4.29%, Due 1/3/06, maturity value $40,019,067 (collateralized by U.S. Government obligations, value $40,802,922, 3.45% to 5.68%, 9/1/16 to 8/1/44).	40,000,000	40,000,000
Lehman Brothers Holdings Inc. Tri-Party Repurchase Agreement, 4.30%, due 1/3/06, maturity value $225,107,500 (collateralized by non-U.S. Government debt securities, value $236,222,842, 0.01% to 9.03%, 10/25/06 to 7/15/25).(3)	225,000,000	225,000,000
Lehman Brothers Holdings Inc. Tri-Party Repurchase Agreement, 4.35%, due 1/3/06, maturity value $100,048,333 (collateralized by non-U.S. Government debt securities, value $104,994,737, 1.83% to 5.10%, 5/15/07 to 1/27/20).(3)	100,000,000	100,000,000
Lehman Brothers Inc. Tri-Party Repurchase Agreement, 4.20%, due 1/3/06, maturity value $15,607,280 (collateralized by U.S. Government obligations, value $15,913,440, 3.62% to 6.30%, 11/1/24 to 11/1/35).	15,600,000	15,600,000
Lehman Brothers Inc. Tri-Party Repurchase Agreement, 4.20%, due 1/3/06, maturity value $40,018,667 (collateralized by U.S. Government obligations, value $40,797,959, 3.74% to 7.27%, 6/1/07 to 12/1/35).	40,000,000	40,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreement, 4.37%, due 6/28/06, maturity value $125,060,694 (collateralized by non-U.S. Government debt securities, value $129,204,388, 2.88% to 10.13%, 5/15/06 to 1/20/24).(2)(3)	125,000,000	125,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreement, 4.39%, due 6/28/06, maturity value $375,182,917 (collateralized by non-U.S. Government debt securities, value $386,251,598, 2.63% to 10.38%, 1/15/06 to 5/15/25).(2)(3)	375,000,000	375,000,000

21

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Face Amount	Value
Merrill Lynch Government Securities Inc. Tri-Party Repurchase Agreement, 4.28%, due 1/3/06, maturity value $40,019,022 (collateralized by U.S. Government obligations, value $41,203,427, 4.00% to 5.00%, 3/25/16 to 10/25/29).	$40,000,000	$40,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $3,180,600,000)		3,180,600,000

TOTAL INVESTMENTS IN SECURITIES – 99.79% (Cost: $11,469,406,908)		11,469,406,908

Other Assets, Less Liabilities – 0.21%		23,979,992

NET ASSETS – 100.00%		$11,493,386,900

(1)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(3)	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.

The accompanying notes are an integral part of these financial statements.

22

TREASURY MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2005

Security	Face Amount	Value
REPURCHASE AGREEMENTS – 99.98%
Banc of America Securities LLC Tri-Party Repurchase Agreement, 3.25%, due 1/3/06, maturity value $20,702,320 (collateralized by U.S. Government obligations, value $21,109,111, 3.88%, 5/15/09).	$20,694,847	$20,694,847
Credit Suisse First Boston Tri-Party Repurchase Agreement, 3.45%, due 1/3/06, maturity value $20,702,780 (collateralized by U.S. Government obligations, value $21,109,929, 4.13% to 4.50%, 5/15/15 to 11/15/15).	20,694,847	20,694,847
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, 3.30%, due 1/3/06, maturity value $20,702,435 (collateralized by U.S. Government obligations, value $21,109,656, 4.25%, 8/15/14).	20,694,847	20,694,847
JP Morgan Securities Inc. Tri-Party Repurchase Agreement, 3.25%, due 1/3/06, maturity value $20,702,320 (collateralized by U.S. Government obligations, value $21,114,565, 6.25% to 9.13%, 5/15/18 to 5/15/30).	20,694,847	20,694,847
Lehman Brothers Holdings Inc. Tri-Party Repurchase Agreement, 3.50%, due 1/3/06, maturity value $20,702,895 (collateralized by U.S. Government obligations, value $21,106,652, 1.50% to 8.00%, 1/31/06 to 8/15/28).	20,694,847	20,694,847

TOTAL REPURCHASE AGREEMENTS (Cost: $103,474,235)		103,474,235

TOTAL INVESTMENTS IN SECURITIES – 99.98% (Cost: $103,474,235)		103,474,235

Other Assets, Less Liabilities – 0.02%		19,262

NET ASSETS – 100.00%		$103,493,497

The accompanying notes are an integral part of these financial statements.

23

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

December 31, 2005

Government Money Market Master Portfolio

Asset Type	Value	% of Net Assets
Repurchase Agreements	$394,400,000	99.98%
Other Net Assets	66,966	0.02

TOTAL	$394,466,966	100.00%

Money Market Master Portfolio

Asset Type	Value	% of Net Assets
Variable & Floating Rate Notes	$4,137,312,209	65.64%
Repurchase Agreements	1,090,000,000	17.29
Time Deposits	412,500,000	6.55
Commercial Paper	397,599,602	6.31
Certificates of Deposit	159,997,741	2.54
Medium-Term Notes	90,159,679	1.43
Other Net Assets	15,013,769	0.24

TOTAL	$6,302,583,000	100.00%

Prime Money Market Master Portfolio

Asset Type	Value	% of Net Assets
Variable & Floating Rate Notes	$5,991,950,061	52.13%
Repurchase Agreements	3,180,600,000	27.67
Commercial Paper	881,291,479	7.67
Time Deposits	800,571,000	6.97
Certificates of Deposit	409,994,368	3.57
Medium-Term Notes	205,000,000	1.78
Other Net Assets	23,979,992	0.21

TOTAL	$11,493,386,900	100.00%

Treasury Money Market Master Portfolio

Asset Type	Value	% of Net Assets
Repurchase Agreements	$103,474,235	99.98%
Other Net Assets	19,262	0.02

TOTAL	$103,493,497	100.00%

These tables are not part of the financial statements.

24

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2005

	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
ASSETS
Investments in securities of unaffiliated issuers, at amortized cost which approximates value (Note 1)	$—	$5,197,569,231	$8,288,806,908	$—
Repurchase agreements, at value and cost (Note 1)	394,400,000	1,090,000,000	3,180,600,000	103,474,235
Cash	2,501	3,268	3,428	—
Receivables:
Interest	93,774	15,549,343	24,973,966	19,262

Total Assets	394,496,275	6,303,121,842	11,494,384,302	103,493,497

LIABILITIES
Payables:
Investment advisory fees (Note 2)	29,309	538,842	997,402	—

Total Liabilities	29,309	538,842	997,402	—

NET ASSETS	$394,466,966	$6,302,583,000	$11,493,386,900	$103,493,497

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2005
	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
NET INVESTMENT INCOME
Interest from unaffiliated issuers	$29,369,301	$240,993,254	$463,852,373	$685,155

Total investment income	29,369,301	240,993,254	463,852,373	685,155

EXPENSES (Note 2)
Investment advisory fees	920,783	7,249,677	14,041,065	17,151

Total expenses	920,783	7,249,677	14,041,065	17,151
Less investment advisory fees waived	(799,065)	(3,436,517)	(3,035,058)	(17,151)

Net expenses	121,718	3,813,160	11,006,007	—

Net investment income	29,247,583	237,180,094	452,846,366	685,155

REALIZED GAIN (LOSS)
Net realized gain from sale of investments in unaffiliated issuers	—	35,169	9,750	—

Net realized gain	—	35,169	9,750	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,247,583	$237,215,263	$452,856,116	$685,155

The accompanying notes are an integral part of these financial statements.

25

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Master Portfolio		Money Market Master Portfolio
	For the year ended December 31, 2005	For the period September 1, 2004 (a) to December 31, 2004	For the year ended December 31, 2005	For the year ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$29,247,583	$2,579,922	$237,180,094	$75,589,172
Net realized gain (loss)	—	—	35,169	(3,023)

Net increase in net assets resulting from operations	29,247,583	2,579,922	237,215,263	75,586,149

Interestholder transactions:
Contributions	7,564,992,045	448,400,000	58,641,619,347	27,939,964,264
Withdrawals	(7,648,995,142)	(1,757,442)	(58,107,077,434)	(27,213,733,782)

Net increase (decrease) in net assets resulting from interestholder transactions	(84,003,097)	446,642,558	534,541,913	726,230,482

Increase (decrease) in net assets	(54,755,514)	449,222,480	771,757,176	801,816,631
NET ASSETS:
Beginning of period	449,222,480	—	5,530,825,824	4,729,009,193

End of period	$394,466,966	$449,222,480	$6,302,583,000	$5,530,825,824

	Prime Money Market Master Portfolio		Treasury Money Market Master Portfolio
	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2005	For the period September 1, 2004 (a) to December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$452,846,366	$89,577,595	$685,155	$2,435
Net realized gain	9,750	58,161	—	—

Net increase in net assets resulting from operations	452,856,116	89,635,756	685,155	2,435

Interestholder transactions:
Contributions	79,992,322,542	29,953,898,444	219,416,585	400,000
Withdrawals	(81,445,952,186)	(21,667,004,697)	(117,010,598)	(80)

Net increase (decrease) in net assets resulting from interestholder transactions	(1,453,629,644)	8,286,893,747	102,405,987	399,920

Increase (decrease) in net assets	(1,000,773,528)	8,376,529,503	103,091,142	402,355
NET ASSETS:
Beginning of period	12,494,160,428	4,117,630,925	402,355	—

End of period	$11,493,386,900	$12,494,160,428	$103,493,497	$402,355

(a)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

26

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. As of December 31, 2005, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”). The Government Money Market and Treasury Money Market Master Portfolios commenced operations on September 1, 2004.

Under the MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Master Portfolios use the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premium and accrete discount using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

In the case of Master Portfolios with only one interestholder, such as the Government Money Market and Treasury Money Market Master Portfolios, MIP believes that such Master Portfolios will not be treated as a separate entity for federal income tax purposes, and, therefore, will not be subject to any federal income tax on their income and gain (if any). Rather, such Master Portfolios’ assets and interest, dividends and gains or losses will be treated as assets and interest, dividends and gains or losses of the interestholders.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other

27

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of December 31, 2005, the Master Portfolios’ costs of investments for federal income tax purposes were the same as for financial statement purposes.

REPURCHASE AGREEMENTS

The Master Portfolios may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by a Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolios, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.10% of the average daily net assets of each of the Master Portfolios, as compensation for investment advisory services. From time to time, BGFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance. For the year ended December 31, 2005, BGFA waived investment advisory fees of $799,065, $3,436,517, $3,035,058 and $17,151 for the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios, respectively.

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolios. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

Certain officers and trustees of MIP are also officers of BGI. As of December 31, 2005, these officers of BGI collectively owned less than 1% of MIP’s outstanding beneficial interests.

28

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

3. FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolios were as follows:

Master Portfolio	Year Ended December 31, 2005	Year Ended December 31, 2004		Year Ended December 31, 2003		Year Ended December 31, 2002	Year Ended December 31, 2001
Government Money Market
Ratio of expenses to average net assets(a)	0.03%	0.00	%(b)	n/a		n/a	n/a
Ratio of expenses to average net assets prior to waived fees(a)	0.10%	0.10	%(b)	n/a		n/a	n/a
Ratio of net investment income to average net assets(a)	3.16%	1.93	%(b)	n/a		n/a	n/a
Ratio of net investment income to average net assets prior to waived fees(a)	3.09%	1.83	%(b)	n/a		n/a	n/a
Total return	3.28%	0.64	%(b)(c)	n/a		n/a	n/a
Money Market
Ratio of expenses to average net assets	0.05%	0.05%		0.10%		0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees	0.10%	0.10%		n/a		n/a	n/a
Ratio of net investment income to average net assets	3.27%	1.40%		1.15%		1.80%	3.66%
Ratio of net investment income to average net assets prior to waived fees	3.22%	1.35%		n/a		n/a	n/a
Total return	3.28%	1.39%		1.16%		1.84%	4.23%
Prime Money Market
Ratio of expenses to average net assets(a)	0.08%	0.03%		0.03	%(d)	n/a	n/a
Ratio of expenses to average net assets prior to waived fees(a)	0.10%	0.10%		0.10	%(d)	n/a	n/a
Ratio of net investment income to average net assets(a)	3.22%	1.52%		1.12	%(d)	n/a	n/a
Ratio of net investment income to average net assets prior to waived fees(a)	3.20%	1.45%		1.05	%(d)	n/a	n/a
Total return	3.26%	1.40%		0.80	%(c)(d)	n/a	n/a
Treasury Money Market
Ratio of expenses to average net assets(a)	0.00%	0.00	%(b)	n/a		n/a	n/a
Ratio of expenses to average net assets prior to waived fees(a)	0.10%	0.10	%(b)	n/a		n/a	n/a
Ratio of net investment income to average net assets(a)	3.99%	1.82	%(b)	n/a		n/a	n/a
Ratio of net investment income to average net assets prior to waived fees(a)	3.89%	1.72	%(b)	n/a		n/a	n/a
Total return	3.20%	0.61	%(b)(c)	n/a		n/a	n/a

(a)	Annualized for periods of less than one year.
(b)	For the period from September 1, 2004 (commencement of operations) to December 31, 2004.
(c)	Not annualized.
(d)	For the period from April 16, 2003 (commencement of operations) to December 31, 2003.

29

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Interest holders and Board of Trustees of

Master Investment Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio, each a portfolio of Master Investment Portfolio (the “Master Portfolios”), at December 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods presented and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolios’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which include confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 16, 2006

30

MASTER INVESTMENT PORTFOLIO

TRUSTEE INFORMATION — UNAUDITED

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. The Trustees and Officers of Master Investment Portfolio (“MIP”) also serve as Trustees and Officers of Barclays Global Investors Funds (“BGIF”). Please see the Trustees Information for BGIF (found elsewhere in this report), for information regarding the Trustees and Officers of MIP.

Additional information about MIP’s Trustees may be found in Part B of each Master Portfolio’s Registration Statement, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

31

Notes:

32

Notes:

33

Notes:

34

The Barclays Global Investors Funds (Funds) are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the Master Portfolios, in which each Fund invests all of its assets. Barclays Global Investors Services (BGIS) assists in the marketing of the Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

Investing involves risk, including possible loss of principal.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1 877 244 1544, and on the Securities and Exchange Commission's website at www.sec.gov.

Information about how the Master Portfolio in which each Fund invests voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2005 is available without charge, upon request, by calling toll-free 1 877 244 1544, and on the Securities and Exchange Commission's website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1 800 SEC 0330.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGF-AR-MMSL1205

BARCLAYS GLOBAL INVESTORS

BARCLAYS

2005 ANNUAL REPORT TO SHAREHOLDERS | DECEMBER 31, 2005

GOVERNMENT MONEY MARKET FUND

INSTITUTIONAL MONEY MARKET FUND

PRIME MONEY MARKET FUND

TREASURY MONEY MARKET FUND

TRUST SHARES

BGICash *from* BARCLAYS GLOBAL INVESTORS

BARCLAYS GLOBAL INVESTORS FUNDS

Shareholder Expenses

As a shareholder of a Barclays Global Investors Fund, you incur ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Fund	Beginning Account Value (July 1, 2005)	Ending Account Value (December 31, 2005)	Annualized Expense Ratio (a)	Expenses Paid During Period (b) (July 1 to December 31, 2005)
Government Money Market
Trust Shares
Actual	$1,000.00	$1,017.20	0.39%	$1.98
Hypothetical (5% return before expenses)	1,000.00	1,023.22	0.39	1.99
Institutional Money Market
Trust Shares
Actual	1,000.00	1,017.30	0.41	2.08
Hypothetical (5% return before expenses)	1,000.00	1,023.15	0.41	2.09
Prime Money Market
Trust Shares
Actual	1,000.00	1,017.10	0.43	2.19
Hypothetical (5% return before expenses)	1,000.00	1,023.05	0.43	2.19
Treasury Money Market
Trust Shares
Actual	1,000.00	1,028.60	0.33	1.69
Hypothetical (5% return before expenses)	1,000.00	1,023.53	0.33	1.68

(a)	This ratio includes expenses charged to the corresponding Master Portfolio and includes investment advisory and administration fees voluntary waived during the period.
(b)	Expenses are calculated using each Fund’s annualized expense ratio of the Trust Shares (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

1

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2005

	Government Money Market Fund	Institutional Money Market Fund	Prime Money Market Fund	Treasury Money Market Fund
ASSETS
Investments:
In corresponding Master Portfolio, at value (Note 1)	$394,466,966	$5,411,656,356	$9,870,959,765	$103,493,497

Total Assets	394,466,966	5,411,656,356	9,870,959,765	103,493,497

LIABILITIES
Payables:
Distribution to shareholders	1,195,056	19,546,725	33,699,305	397,552
Administration fees (Note 2)	13,486	100,339	242,194	622
Distribution fees – Aon Captives Shares (Note 2)	—	20,025	—	—

Total Liabilities	1,208,542	19,667,089	33,941,499	398,174

NET ASSETS	$393,258,424	$5,391,989,267	$9,837,018,266	$103,095,323

Net assets consist of:
Paid-in capital	$393,258,424	$5,391,955,951	$9,836,998,750	$103,095,323
Undistributed net investment income	—	3,747	13,322	—
Undistributed net realized gain	—	29,569	6,194	—

NET ASSETS	$393,258,424	$5,391,989,267	$9,837,018,266	$103,095,323

Aon Captives Shares
Net Assets	$—	$77,898,550	$—	$—

Shares outstanding	—	77,897,975	—	—

Net asset value and offering price per share	$—	$1.00	$—	$—

Institutional Shares
Net Assets	$169,200,207	$3,485,876,124	$6,521,818,007	$100,342,539

Shares outstanding	169,200,207	3,485,858,584	6,521,801,171	100,342,539

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Premium Shares
Net Assets	$183,242,766	$1,803,170,990	$3,233,738,277	$2,546,403

Shares outstanding	183,242,766	1,803,159,587	3,233,735,056	2,546,403

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Select Shares
Net Assets	$40,712,298	$24,940,220	$81,358,616	$103,339

Shares outstanding	40,712,298	24,940,211	81,359,157	103,339

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

Trust Shares
Net Assets	$103,153	$103,383	$103,366	$103,042

Shares outstanding	103,153	103,383	103,366	103,042

Net asset value and offering price per share	$1.00	$1.00	$1.00	$1.00

The accompanying notes are an integral part of these financial statements.

2

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2005

	Government Money Market Fund	Institutional Money Market Fund	Prime Money Market Fund	Treasury Money Market Fund
NET INVESTMENT INCOME ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Interest	$29,369,301	$218,145,682	$412,793,534	$685,155
Expenses(a)	(121,718)	(3,442,469)	(9,771,810)	—

Net investment income allocated from corresponding Master Portfolio	29,247,583	214,703,213	403,021,724	685,155

FUND EXPENSES (Note 2)
Administration fees	288,345	2,559,241	5,282,707	5,000
Distribution fees – Aon Captives Shares	—	95,721	—	—

Total fund expenses	288,345	2,654,962	5,282,707	5,000
Less administration fees waived	(163,899)	(1,312,234)	(2,322,017)	(3,428)

Net fund expenses	124,446	1,342,728	2,960,690	1,572

Net investment income	29,123,137	213,360,485	400,061,034	683,583

REALIZED GAIN (LOSS) ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
Net realized gain	—	32,325	8,607	—

Net realized gain	—	32,325	8,607	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,123,137	$213,392,810	$400,069,641	$683,583

(a)	Net of investment advisory fee waivers by the Master Portfolios’ investment adviser in the amounts of $799,065, $3,129,635, $2,766,658, and $17,151, respectively.

The accompanying notes are an integral part of these financial statements.

3

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Fund		Institutional Money Market Fund
	For the year ended December 31, 2005	For the period September 1, 2004(a) to December 31, 2004	For the year ended December 31, 2005	For the year ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$29,123,137	$2,579,760	$213,360,485	$67,218,571
Net realized gain (loss)	—	—	32,325	(2,753)

Net increase in net assets resulting from operations	29,123,137	2,579,760	213,392,810	67,215,818

Distributions to shareholders:
From net investment income:
Aon Captives Shares	—	—	(2,943,319)	(1,141,062)
Institutional Shares	(22,103,787)	(2,578,006)	(129,993,058)	(54,192,310)
Premium Shares	(6,585,019)	(622)	(79,980,794)	(11,848,951)
Select Shares	(431,372)	(605)	(440,285)	(35,557)
Trust Shares	(2,959)	(527)	(2,975)	(745)

	(29,123,137)	(2,579,760)	(213,360,431)	(67,218,625)

Total distributions to shareholders	(29,123,137)	(2,579,760)	(213,360,431)	(67,218,625)

Capital share transactions (Note 3):
Aon Captives Shares	—	—	(28,534,415)	51,033,638
Institutional Shares	(278,900,244)	448,100,451	(138,646,363)	(373,719,853)
Premium Shares	183,142,328	100,438	585,770,940	927,289,984
Select Shares	40,611,873	100,425	18,227,811	6,712,400
Trust Shares	2,785	100,368	2,796	100,587

Net increase (decrease) in net assets resulting from capital share transactions	(55,143,258)	448,401,682	436,820,769	611,416,756

Increase (decrease) in net assets	(55,143,258)	448,401,682	436,853,148	611,413,949
NET ASSETS:
Beginning of period	448,401,682	—	4,955,136,119	4,343,722,170

End of period	$393,258,424	$448,401,682	$5,391,989,267	$4,955,136,119

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$—	$—	$3,747	$(54)

(a)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

4

BARCLAYS GLOBAL INVESTORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Prime Money Market Fund		Treasury Money Market Fund
	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2005	For the period September 1, 2004(a) to December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$400,061,034	$84,316,610	$683,583	$2,274
Net realized gain	8,607	55,136	—	—

Net increase in net assets resulting from operations	400,069,641	84,371,746	683,583	2,274

Distributions to shareholders:
From net investment income:
Institutional Shares	(231,155,121)	(54,101,221)	(590,271)	(609)
Premium Shares	(166,418,165)	(29,887,264)	(87,324)	(592)
Select Shares	(2,484,802)	(327,158)	(3,114)	(575)
Trust Shares	(2,946)	(753)	(2,874)	(498)

	(400,061,034)	(84,316,396)	(683,583)	(2,274)

From net realized gain:
Institutional Shares	—	(32,824)	—	—
Premium Shares	—	(11,403)	—	—

	—	(44,227)	—	—

Total distributions to shareholders	(400,061,034)	(84,360,623)	(683,583)	(2,274)

Capital share transactions (Note 3):
Institutional Shares	520,868,715	3,033,857,069	100,242,105	100,434
Premium Shares	(2,013,369,862)	4,282,862,178	2,445,981	100,422
Select Shares	(88,977,243)	170,336,400	2,930	100,409
Trust Shares	2,775	100,591	2,691	100,351

Net increase (decrease) in net assets resulting from capital share transactions	(1,581,475,615)	7,487,156,238	102,693,707	401,616

Increase (decrease) in net assets	(1,581,467,008)	7,487,167,361	102,693,707	401,616
NET ASSETS:
Beginning of period	11,418,485,274	3,931,317,913	401,616	—

End of period	$9,837,018,266	$11,418,485,274	$103,095,323	$401,616

Undistributed net investment income included in net assets at end of period	$13,322	—	—	—

(a)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

5

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Government Money Market Fund — Trust Shares
	Year ended Dec. 31, 2005	Period from Sep. 1, 2004 (a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00	$1.00

Income from investment operations:
Net investment income	0.03	0.01

Total from investment operations	0.03	0.01

Less distributions from:
Net investment income	(0.03)	(0.01)

Total distributions	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00

Total return	2.94%	0.53	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$103	$100
Ratio of expenses to average net assets(c)	0.36%	0.33%
Ratio of expenses to average net assets prior to waived fees(c)	0.45%	0.45%
Ratio of net investment income to average net assets(c)	2.91%	1.58%
Ratio of net investment income to average net assets prior to waived fee(c)	2.82%	1.46%

	Institutional Money Market Fund — Trust Shares
	Year ended Dec. 31, 2005	Period from Jun. 10, 2004 (a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00	$1.00

Income from investment operations:
Net investment income	0.03	0.01

Total from investment operations	0.03	0.01

Less distributions from:
Net investment income	(0.03)	(0.01)

Total distributions	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00

Total return	2.96%	0.74	%(b)

Ratios/Supplemental data:
Net assets, end of period (000s)	$103	$101
Ratio of expenses to average net assets(d)	0.38%	0.35%
Ratio of expenses to average net assets prior to waived fees(d)	0.45%	0.45%
Ratio of net investment income to average net assets(d)	2.92%	1.33%
Ratio of net investment income to average net assets prior to waived fees(d)	2.85%	1.23%

(a)	Commencement of operations.
(b)	Not annualized.
(c)	Annualized for periods of less than one year. These ratios include expenses charged to the Government Money Market Master Portfolio.
(d)	Annualized for periods of less than one year. These ratios include expenses charged to the Money Market Master Portfolio.

The accompanying notes are an integral part of these financial statements.

6

BARCLAYS GLOBAL INVESTORS FUNDS

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout each period)

	Prime Money Market Fund — Trust Shares
	Year ended Dec. 31, 2005	Period from Jun. 10, 2004 (a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00	$1.00

Income from investment operations:
Net investment income	0.03	0.01
Net realized gain	0.00 (b)	—

Total from investment operations	0.03	0.01

Less distributions from:
Net investment income	(0.03)	(0.01)

Total distributions	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00

Total return	2.93%	0.75	%(c)

Ratios/Supplemental data:
Net assets, end of period (000s)	$103	$101
Ratio of expenses to average net assets(d)	0.41%	0.34%
Ratio of expenses to average net assets prior to waived fees(d)	0.45%	0.45%
Ratio of net investment income to average net assets(d)	2.89%	1.34%
Ratio of net investment income to average net assets prior to waived fees(d)	2.85%	1.23%

	Treasury Money Market Fund — Trust Shares
	Year ended Dec. 31, 2005	Period from Sep. 1, 2004 (a) to Dec. 31, 2004
Net asset value, beginning of period	$1.00	$1.00

Income from investment operations:
Net investment income	0.03	0.01

Total from investment operations	0.03	0.01

Less distributions from:
Net investment income	(0.03)	(0.01)

Total distributions	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00

Total return	2.86%	0.50	%(c)

Ratios/Supplemental data:
Net assets, end of period (000s)	$103	$100
Ratio of expenses to average net assets(e)	0.33%	0.33%
Ratio of expenses to average net assets prior to waived fees(e)	0.45%	0.45%
Ratio of net investment income to average net assets(e)	2.83%	1.49%
Ratio of net investment income to average net assets prior to waived fees(e)	2.71%	1.37%

(a)	Commencement of operations.
(b)	Rounds to less than $0.01.
(c)	Not annualized.
(d)	Annualized for periods of less than one year. These ratios include expenses charged to the Prime Money Market Master Portfolio.
(e)	Annualized for periods of less than one year. These ratios include expenses charged to the Treasury Money Market Master Portfolio.

The accompanying notes are an integral part of these financial statements.

7

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

Barclays Global Investors Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware statutory trust effective January 11, 2002. As of December 31, 2005, the Trust offered the following diversified funds: Bond Index, Government Money Market, Institutional Money Market, Money Market, Prime Money Market, S&P 500 Stock and Treasury Money Market Funds and LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios.

These financial statements relate only to the Trust Shares of the Government Money Market Fund (the “GMMF”), Institutional Money Market Fund (the “IMMF”), Prime Money Market Fund (the “PMMF”) and Treasury Money Market Fund (the “TMMF”), (each, a “Fund,” collectively, the “Funds”). In addition, the GMMF, PMMF and TMMF offer Institutional Shares, Premium Shares and Select Shares. The IMMF also offers Aon Captives Shares, Institutional Shares, Premium Shares and Select Shares. All classes of shares have equal rights to assets and earnings, and differ principally in administration and distribution fees.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

Each Fund invests all of its assets in a separate series (each, a “Master Portfolio”) of Master Investment Portfolio (“MIP”). Each Master Portfolio has the same or substantially similar investment objectives as its corresponding Fund. The value of each Fund’s investment in its corresponding Master Portfolio reflects that Fund’s interest in the net assets of that Master Portfolio (100.00%, 85.86%, 85.88% and 100.00% for the GMMF, IMMF, PMMF and TMMF, respectively, as of December 31, 2005). The method by which MIP values its securities is discussed in Note 1 of MIP’s Notes to the Financial Statements, which are included elsewhere in this report.

The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedules of Investments, accompanied by an unaudited summarized tabular presentation, are included elsewhere in this report and should be read in conjunction with the corresponding Fund’s financial statements.

Each Fund seeks to maintain a constant net asset value of $1.00 per share for each of the classes of shares. There is no assurance that the Funds will meet this objective.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Each Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each Fund accrues its own expenses. Net investment income, common fund expenses and realized and unrealized gains and losses are allocated among the classes of shares of each Fund based on the relative net assets of each class.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Funds are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. Dividends are determined separately for each class based on income and expenses allocable to each class.

8

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

As of December 31, 2005, the tax year-end of the Funds, the components of net distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Capital and Other Losses	Net Distributable Earnings
Institutional Money Market	$35,458	$(2,142)	$33,316
Prime Money Market	19,516	—	19,516

The tax character of distributions paid for the years ended December 31, 2005 and December 31, 2004, were as follows:

Fund	2005	2004
Government Money Market
Distributions paid from:
Ordinary Income	$29,123,137	$2,579,760

Total Distributions	$29,123,137	$2,579,760

Institutional Money Market
Distributions paid from:
Ordinary Income	$213,360,431	$67,218,625

Total Distributions	$213,360,431	$67,218,625

Prime Money Market
Distributions paid from:
Ordinary Income	$400,061,034	$84,360,623

Total Distributions	$400,061,034	$84,360,623

Treasury Money Market
Distributions paid from:
Ordinary Income	$683,583	$2,274

Total Distributions	$683,583	$2,274

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute annually substantially all of its income and any gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2005.

From November 1, 2005 to December 31, 2005, the Institutional Money Market Fund incurred net realized capital losses. As permitted by tax regulations, the Fund has elected to defer the losses of $2,142 and treat it as arising in the year ending December 31, 2006.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investors Bank & Trust Company (“IBT”) serves as the custodian, sub-administrator, transfer agent and dividend disbursement agent of the Funds. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Funds. IBT is entitled to receive fees for its transfer agent and dividend disbursing agent services, which BGI has agreed to pay out of the fees it receives for administration services to the Funds.

SEI Investments Distribution Company (“SEI”) is the Funds’ distributor. SEI does not receive a fee from the Trust Shares of the Funds for its distribution services.

The Trust has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Funds’ transfer agent, custodian, financial printer, legal counsel and independent registered public accounting firm), to the Funds for which BGI receives a fee paid by each Fund. This fee is an “all-in” or “semi-unified” fee and BGI, in consideration

9

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

thereof, has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees and costs related to securities transactions. BGI is entitled to receive for these administration services an annual fee of 0.35% of the average daily net assets of each Fund’s Trust Shares. From time to time, BGI may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. For the year ended December 31, 2005, BGI waived administration fees of $16, $21, $20 and $21 for the Trust Shares of the GMMF, IMMF, PMMF and TMMF, respectively. BGI may delegate certain of its administration duties to sub-administrators.

Certain officers and trustees of the Trust are also officers of BGI. As of December 31, 2005, these officers of BGI collectively owned less than 1% of the outstanding shares of the Trust.

3. CAPITAL SHARE TRANSACTIONS

As of December 31, 2005, there were an unlimited number of no par value shares of beneficial interest authorized. Transactions in capital shares for the Trust Shares of the Funds were as follows:

	Government Money Market Fund
	Year Ended December 31, 2005		Period Ended December 31, 2004 (a)
	Shares	Amount	Shares	Amount
Shares sold	2,950	$2,950	100,000	$100,000
Shares issued in reinvestment of dividends and distributions	2,785	2,785	368	368
Shares redeemed	(2,950)	(2,950)	—	—

Net increase	2,785	$2,785	100,368	$100,368

	Institutional Money Market Fund
	Year Ended December 31, 2005		Period Ended December 31, 2004 (b)
	Shares	Amount	Shares	Amount
Shares sold	—	$—	100,001	$100,001
Shares issued in reinvestment of dividends and distributions	2,796	2,796	587	587
Shares redeemed	—	—	(1)	(1)

Net increase	2,796	$2,796	100,587	$100,587

	Prime Money Market Fund
	Year Ended December 31, 2005		Period Ended December 31, 2004 (b)
	Shares	Amount	Shares	Amount
Shares sold	—	$—	100,000	$100,000
Shares issued in reinvestment of dividends and distributions	2,775	2,775	591	591

Net increase	2,775	$2,775	100,591	$100,591

10

BARCLAYS GLOBAL INVESTORS FUNDS

NOTES TO THE FINANCIAL STATEMENTS (Continued)

	Treasury Money Market Fund
	Year Ended December 31, 2005		Period Ended December 31, 2004 (a)
	Shares	Amount	Shares	Amount
Shares sold	—	$—	100,000	$100,000
Shares issued in reinvestment of dividends and distributions	2,691	2,691	351	351

Net increase	2,691	$2,691	100,351	$100,351

(a)	For the period from September 1, 2004 (commencement of operations) to December 31, 2004.
(b)	For the period from June 10, 2004 (commencement of operations) to December 31, 2004.

11

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Barclays Global Investors Funds:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Government Money Market Fund, Institutional Money Market Fund, Prime Money Market Fund and Treasury Money Market Fund, each a series of Barclays Global Investors Funds, (the “Funds”), at December 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods presented, and the financial highlights for the Trust Share Class for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 16, 2006

12

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE INFORMATION — UNAUDITED

The Board of Trustees has responsibility for the overall management and operations of the Funds. Each Trustee serves until he or she resigns, retires, or his or her successor is elected and qualified. Each Officer serves until his or her successor is chosen and qualified.

Barclays Global Investors Funds (“BGIF”), Master Investment Portfolio (“MIP”), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of BGIF also serves as a Trustee for MIP and oversees 25 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for iShares Trust and as a Director for iShares, Inc. and oversees 126 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 45 Fremont Street, San Francisco, California 94105. Additional information about the Funds’ Trustees may be found in the Funds’ Statements of Additional Information, which are available without charge, upon request, by calling toll-free 1-877-244-1544.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Public Company and Investment Company Directorships
*Lee T. Kranefuss, 1961	Trustee (since 2001), President and Chief Executive Officer (since 2002).	Chief Executive Officer (since 2003) of the Intermediary Investor and Exchange Traded Products Business of BGI; Chief Executive Officer (1997-2003) of the Intermediary Investor Business of BGI.	Trustee (since 2001) of MIP; Trustee (since 2003) of iShares Trust; Director (since 2003) of iShares, Inc.

Michael A. Latham, 1965	Secretary, Treasurer and Chief Financial Officer (since 2003).	Chief Operating Officer (since 2004) of the Intermediary Investor Business of BGI; Director (2000-2004) of Mutual Fund Delivery of the Intermediary Investor Business of BGI.	None.

*	Lee T. Kranefuss is deemed to be an “interested person” of the Trust because he serves as Chief Executive Officer of the Intermediary Investor Business of BGI, the administrator of the Funds and the Master Portfolios, and the parent company of BGFA, the investment adviser of the Master Portfolios.

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Public Company and Investment Company Directorships
Mary G. F. Bitterman, 1944	Trustee (since 2001).	President (since 2004) and Director (since 2002) of the Bernard Osher Foundation; Director (2003-2004) of Osher Lifelong Learning Institutes; President and Chief Executive Officer (2002-2003) of The James Irvine Foundation; President and Chief Executive Officer (1993-2002) of KQED, Inc.	Trustee (since 2001) of MIP; Director (since 1984) and Lead Independent Director (since 2000) of Bank of Hawaii.

13

BARCLAYS GLOBAL INVESTORS FUNDS

TRUSTEE INFORMATION — UNAUDITED (Continued)

Independent Trustees (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Public Company and Investment Company Directorships
Jack S. Euphrat, 1922	Trustee (since 1993).	Private Investor.	None.

Richard K. Lyons, 1961	Trustee (since 2001).	Executive Associate Dean (since 2005), Sylvan Coleman Chair in Finance (since 2004), Acting Dean (2004-2005) and Professor (since 1993), University of California, Berkeley; Haas School of Business; Consultant for IMF, World Bank, Federal Reserve Bank, and Citibank N.A. (since 2000).	Trustee (since 2001) of MIP; Director (since 2003) of the BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 1995) and Chairman of the Matthews Asian Funds (oversees 8 portfolios); Trustee (since 2000) of iShares Trust; Director (since 2002) of iShares, Inc.

Leo Soong, 1946	Trustee (since 2000).	President (since 2002) of Trinity Products LLC; Managing Director (since 1989) of CG Roxane LLC (water company); Co-Founder of Crystal Geyser Water Co. (President through 1999).	Trustee (since 2000) of MIP; Vice Chairman (since 2005) of the California Pacific Medical Center; Director (since 1990) of the California State Automobile Association; Director (since 2002) of the American Automobile Association.

14

GOVERNMENT MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2005

Security	Face Amount	Value
REPURCHASE AGREEMENTS – 99.98%
Banc of America Securities LLC Tri-Party Repurchase Agreement, 4.30%, due 1/3/06, maturity value $60,028,667 (collateralized by U.S. Government obligations, value $61,200,000, 3.88% to 6.00%, 6/1/20 to 1/1/36).	$60,000,000	$60,000,000
Bank of America N.A. Tri-Party Repurchase Agreement, 4.27%, due 1/3/06, maturity value $75,035,583 (collateralized by U.S. Government obligations, value $76,500,001, 5.00%, 10/1/35).	75,000,000	75,000,000
Credit Suisse First Boston Tri-Party Repurchase Agreement, 4.25%, due 1/3/06, maturity value $20,009,444 (collateralized by U.S. Government obligations, value $20,401,727, 4.84% to 5.43%, 5/1/35 to 7/1/35).	20,000,000	20,000,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, 4.33%, due 1/3/06, maturity value $60,028,867 (collateralized by U.S. Government obligations, value $61,200,001, 4.00% to 5.16%, 4/1/20 to 12/1/35).	60,000,000	60,000,000
JP Morgan Securities Inc. Tri-Party Repurchase Agreement, 4.29%, due 1/3/06, maturity value $60,028,600 (collateralized by U.S. Government obligations, value $61,203,452, 3.75% to 5.83%, 1/1/19 to 12/1/35).	60,000,000	60,000,000
Lehman Brothers Holdings Inc. Tri-Party Repurchase Agreement, 4.20%, due 1/3/06, maturity value $44,420,720 (collateralized by U.S. Government obligations, value $45,286,934, 3.21% to 7.94%, 2/1/16 to 8/1/36).	44,400,000	44,400,000
Merrill Lynch Government Securities Tri-Party Repurchase Agreement, 4.28%, due 1/3/06, maturity value $75,035,667 (collateralized by U.S. Government obligations, value $77,251,360, 3.50% to 6.00%, 4/25/16 to 3/25/31).	75,000,000	75,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $394,400,000)		394,400,000

TOTAL INVESTMENTS IN SECURITIES – 99.98% (Cost: $394,400,000)		394,400,000

Other Assets, Less Liabilities – 0.02%		66,966

NET ASSETS – 100.00%		$394,466,966

The accompanying notes are an integral part of these financial statements.

15

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2005

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT – 2.54%
HBOS Treasury Services PLC
3.56%, 03/14/06	$50,000,000	$50,000,000
3.79%, 06/19/06	50,000,000	49,997,741
Svenska Handelsbanken NY
4.50%, 10/16/06	25,000,000	25,000,000
Toronto-Dominion Bank
3.94%, 07/10/06	35,000,000	35,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost: $159,997,741)		159,997,741

COMMERCIAL PAPER – 6.31%
Amstel Funding Corp.
4.40%, 05/08/06	50,000,000	49,217,778
CC USA Inc.
3.76%, 01/23/06	50,000,000	49,879,889
3.93%, 02/24/06	65,500,000	65,106,727
4.23%, 04/21/06	45,000,000	44,413,087
Dorada Finance Inc.
3.76%, 01/26/06	10,000,000	9,972,844
Grampian Funding LLC
3.74%, 01/13/06	90,000,000	89,878,450
K2 USA LLC
3.85%, 02/07/06	74,600,000	74,297,227
Sigma Finance Inc.
4.16%, 04/06/06	15,000,000	14,833,600

TOTAL COMMERCIAL PAPER (Cost: $397,599,602)		397,599,602

MEDIUM-TERM NOTES – 1.43%
K2 USA LLC
3.57%, 03/16/06(1)	15,000,000	15,000,000
Marshall & Ilsley Bank
5.18%, 12/15/06	50,000,000	50,159,679
Sigma Finance Inc.
4.50%, 10/16/06(1)	25,000,000	25,000,000

TOTAL MEDIUM-TERM NOTES (Cost: $90,159,679)		90,159,679

TIME DEPOSITS – 6.55%
Branch Banking & Trust
4.02%, 01/03/06	250,000,000	250,000,000
Regions Bank
4.02%, 01/03/06	162,500,000	162,500,000

TOTAL TIME DEPOSITS (Cost: $412,500,000)		412,500,000

VARIABLE & FLOATING RATE NOTES – 65.64%
Allstate Life Global Funding II
4.36%, 12/08/06(1)	11,000,000	11,005,507
4.37%, 11/09/06(1)	20,000,000	20,010,187
4.37%, 12/27/06(1)	50,000,000	50,000,000
4.39%, 01/12/07(1)	35,000,000	35,018,818
4.43%, 01/16/07(1)	25,000,000	25,012,931
American Express Bank
4.33%, 07/19/06	40,000,000	40,000,000
4.34%, 09/27/06	90,000,000	90,000,000
American Express Centurion Bank
4.34%, 06/29/06	35,000,000	35,000,000
4.34%, 09/27/06	60,000,000	60,000,000
American Express Credit Corp.
4.42%, 02/28/06	31,000,000	31,002,173
ANZ National International Ltd.
4.31%, 12/29/06(1)	75,000,000	75,000,000
ASIF Global Financing
4.34%, 08/11/06(1)	25,000,000	25,001,998
4.38%, 01/23/07(1)	75,000,000	74,996,257
4.55%, 05/30/06(1)	61,500,000	61,540,898
4.56%, 12/11/06(1)	90,000,000	90,072,387
Australia & New Zealand Banking Group Ltd.
4.35%, 01/23/07(1)	35,000,000	35,000,000
Bank of Ireland
4.34%, 12/20/06(1)	70,000,000	70,000,000
Bank of Nova Scotia
4.32%, 09/29/06	35,000,000	34,992,555
Banque Nationale de Paris
4.25%, 10/04/06	20,000,000	19,995,934
Beta Finance Inc.
4.33%, 04/25/06(1)	30,000,000	29,997,000
4.33%, 05/25/06(1)	15,000,000	14,999,459
CC USA Inc.
4.32%, 06/15/06(1)	55,000,000	54,997,499
4.33%, 05/25/06(1)	25,000,000	24,998,973
4.34%, 03/23/06(1)	25,000,000	25,000,048
4.35%, 07/14/06(1)	15,000,000	15,001,574
Commodore CDO Ltd. 2003-2A Class A1MM
4.56%, 06/13/06(1)	25,000,000	25,000,000
Credit Suisse First Boston NY
4.31%, 05/09/06	50,000,000	50,000,000
4.35%, 07/19/06	75,000,000	75,000,000
4.35%, 09/26/06	100,000,000	100,000,000
DEPFA Bank PLC
4.50%, 12/15/06	100,000,000	100,000,000
Descartes Funding Trust
4.37%, 11/15/06(1)	45,000,000	45,000,000
Dexia Credit Local
4.33%, 08/30/06	35,000,000	34,995,359
Dorada Finance Inc.
4.33%, 06/26/06(1)	15,000,000	14,999,321

16

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Face Amount	Value
Five Finance Inc.
4.32%, 09/15/06(1)	$30,000,000	$29,995,759
4.33%, 05/25/06(1)	22,000,000	21,999,096
4.34%, 06/26/06(1)	14,000,000	13,999,320
Greenwich Capital Holdings Inc.
4.32%, 02/10/06	15,000,000	15,000,000
4.32%, 02/13/06	15,000,000	15,000,000
HBOS Treasury Services PLC
4.57%, 10/24/06(1)	50,000,000	50,000,000
Holmes Financing PLC Series 2005-9 Class 1A
4.36%, 12/15/06(1)	50,000,000	50,000,000
HSBC Bank USA N.A.
4.39%, 05/04/06	15,000,000	15,004,117
ING USA Annuity & Life Insurance Funding Agreement
4.57%, 12/18/06(1)(2)	20,000,000	20,000,000
Jordan Brick Co. Inc.
4.38%, 01/03/06(1)	18,000,000	18,000,000
K2 USA LLC
4.25%, 06/02/06(1)	35,000,000	34,998,533
4.32%, 09/11/06(1)	100,000,000	99,989,630
Lakeline Austin Development Ltd.
4.40%, 01/03/06(1)	9,800,000	9,800,000
Leafs LLC
4.37%, 02/21/06(1)	19,971,050	19,971,050
LEEK Finance Series 14A Class A1
4.37%, 01/23/06	4,835,872	4,835,872
Links Finance LLC
4.32%, 01/20/06(1)	35,000,000	34,999,556
4.32%, 10/16/06(1)	82,000,000	81,990,234
Lothian Mortgages PLC Series 4A Class A1
4.37%, 01/24/06(1)	25,000,000	25,000,000
Marshall & Ilsley Bank
4.35%, 12/15/06	60,000,000	60,000,000
4.47%, 02/20/06	30,000,000	30,004,935
Metropolitan Life Insurance Funding Agreement
4.24%, 07/18/06(1)(2)	25,000,000	25,000,000
Monumental Global Funding II
4.53%, 12/27/06(1)	100,000,000	100,008,042
Natexis Banques Populaires
4.35%, 01/12/07(1)	50,000,000	50,000,000
National City Bank
4.26%, 01/06/06	20,000,000	19,999,917
Nationwide Building Society
4.58%, 10/27/06(1)	100,000,000	100,000,000
Nordea Bank AB
4.34%, 01/11/07(1)	75,000,000	75,000,000
Nordea Bank PLC
4.23%, 10/02/06	75,000,000	74,986,653
Northern Rock PLC
4.32%, 11/03/06(1)	70,000,000	70,000,000
Permanent Financing PLC Series 8 Class 1A
4.32%, 06/12/06(1)	37,000,000	37,000,067
Principal Life Income Funding Trusts
4.30%, 11/13/06	50,000,000	49,998,353
Royal Bank of Scotland
4.23%, 04/05/06	76,250,000	76,241,832
4.33%, 08/30/06	100,000,000	99,986,739
Sedna Finance Inc.
4.34%, 09/20/06(1)	15,000,000	15,000,000
Sigma Finance Inc.
4.00%, 08/11/06(1)	75,000,000	74,976,738
4.33%, 08/15/06(1)	15,000,000	14,999,067
4.35%, 03/20/06(1)	20,000,000	20,000,329
Skandinaviska Enskilda Bank NY
4.36%, 11/16/06(1)	50,000,000	50,000,000
Societe Generale
4.26%, 01/02/07(1)	30,000,000	30,000,000
4.30%, 06/13/06	30,000,000	29,997,270
Tango Finance Corp.
4.32%, 06/12/06(1)	50,000,000	49,997,769
4.33%, 05/26/06(1)	15,000,000	14,999,094
4.33%, 09/25/06(1)	30,000,000	29,996,718
Trap Rock Industry Inc.
4.40%, 01/03/06(1)	20,390,000	20,390,000
Travelers Insurance Co. Funding Agreement
4.36%, 02/03/06(1)(2)	50,000,000	50,000,000
4.45%, 08/18/06(1)(2)	50,000,000	50,000,000
Union Hamilton Special Funding LLC
4.52%, 03/28/06(1)	50,000,000	50,000,000
US Bank N.A.
4.31%, 09/29/06	15,000,000	14,997,062
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
4.37%, 01/25/06(1)	65,450,999	65,450,999
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
4.37%, 01/25/06(1)	72,107,202	72,107,202
Westpac Banking Corp.
4.49%, 01/11/07	70,000,000	70,000,000
WhistleJacket Capital LLC
4.32%, 02/15/06(1)	20,000,000	19,999,364
4.33%, 06/22/06(1)	15,000,000	14,999,289
4.33%, 07/28/06(1)	15,000,000	14,997,857
4.33%, 10/16/06(1)	100,000,000	99,991,889
4.33%, 10/20/06(1)	25,000,000	24,994,365
4.33%, 11/22/06(1)	75,000,000	74,981,733
White Pine Finance LLC
4.32%, 03/15/06(1)	46,000,000	45,997,334
4.32%, 07/17/06(1)	50,000,000	49,994,425
4.32%, 09/15/06(1)	46,000,000	45,995,122

17

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Face Amount	Value
Winston Funding Ltd. Series 2003-1 Class A1MA 4.26%, 01/23/06(1)	$100,000,000	$100,000,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $4,137,312,209)		4,137,312,209

REPURCHASE AGREEMENTS – 17.29%
Banc of America Securities LLC Tri-Party Repurchase Agreement, 4.10%, due 1/3/06, maturity value $100,045,556 (collateralized by U.S. Government obligations, value $102,000,001, 4.50% to 6.00%, 5/1/33 to 11/1/35).	100,000,000	100,000,000
Bank of America Securities LLC Tri-Party Repurchase Agreement, 4.30%, due 1/3/06, maturity value $40,019,111 (collateralized by U.S. Government obligations, value $40,800,000, 5.00%, 8/1/35 to 1/1/36).	40,000,000	40,000,000
Credit Suisse First Boston Inc. Tri-Party Repurchase Agreement, 4.25%, due 1/3/06, maturity value $40,018,889 (collateralized by U.S. Government obligations, value $40,801,003, 4.21% to 4.77%, 1/1/33 to 5/1/35).	40,000,000	40,000,000
Goldman Sachs & Co. Tri-Party Repurchase Agreement, 4.33%, due 1/3/06, maturity value $40,019,244 (collateralized by U.S. Government obligations, value $40,800,000, 4.25% to 5.19%, 4/1/34 to 9/1/35).	40,000,000	40,000,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, 4.40%, due 1/3/06, maturity value $250,122,222 (collateralized by non-U.S. Government debt securities, value $262,500,001, 0.00% to 10.00%, 1/1/06 to 12/31/35).(3)	250,000,000	250,000,000
JP Morgan Securities Inc. Tri-Party Repurchase Agreement, 4.29%, due 1/3/06, maturity value $40,019,067 (collateralized by U.S. Government obligations, value $40,801,409, 2.84% to 5.50%, 4/1/23 to 12/1/35).	40,000,000	40,000,000
Lehman Brothers Holdings Inc. Tri-Party Repurchase Agreement, 4.35%, due 1/3/06, maturity value $100,048,333 (collateralized by non-U.S. Government debt securities, value $104,993,464, 2.73% to 4.58%, 5/15/07 to 9/25/35).(3)	100,000,000	100,000,000
Lehman Brothers Inc. Tri-Party Repurchase Agreement, 4.20%, due 1/3/06, maturity value $40,018,667 (collateralized by U.S. Government obligations, value $40,800,562, 3.15% to 7.41%, 11/1/11 to 6/1/44).	40,000,000	40,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreement, 4.39%, due 6/28/06, maturity value $150,073,167 (collateralized by non-U.S. Government debt securities, value $154,504,756, 4.50% to 8.00%, 12/31/06 to 6/1/25).(2)(3)	150,000,000	150,000,000
Merrill Lynch Government Securities Inc. Tri-Party Repurchase Agreement, 4.28%, due 1/3/06, maturity value $40,019,022 (collateralized by U.S. Government obligations, value $41,201,372, 4.00% to 6.00%, 10/25/11 to 5/25/34).	40,000,000	40,000,000
Morgan Stanley Tri-Party Repurchase Agreement, 4.45%, due 1/22/07, maturity value $250,123,611 (collateralized by non-U.S. Government debt securities, value $257,841,442, 0.00% to 10.00%, 1/1/06 to 12/31/35).(2)(3)	250,000,000	250,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $1,090,000,000)		1,090,000,000

TOTAL INVESTMENTS IN SECURITIES – 99.76% (Cost: $6,287,569,231)		6,287,569,231

Other Assets, Less Liabilities – 0.24%		15,013,769

NET ASSETS – 100.00%		$6,302,583,000

(1)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(3)	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.

The accompanying notes are an integral part of these financial statements.

18

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2005

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT – 3.57%
Credit Suisse First Boston NY
4.03%, 01/04/06	$50,000,000	$50,000,000
Fortis Bank NY
3.70%, 01/05/06	150,000,000	150,000,100
HBOS Treasury Services PLC
3.79%, 06/19/06	125,000,000	124,994,268
Svenska Handelsbanken NY
4.50%, 10/16/06	50,000,000	50,000,000
Toronto-Dominion Bank
3.94%, 07/10/06	35,000,000	35,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost: $409,994,368)		409,994,368

COMMERCIAL PAPER – 7.67%
Amstel Funding Corp.
3.91%, 02/15/06	50,000,000	49,750,195
CAFCO LLC
3.99%, 01/06/06	100,000,000	99,933,500
CC USA Inc.
3.76%, 01/23/06	50,000,000	49,879,889
4.23%, 04/21/06	45,000,000	44,413,087
Chesham Finance LLC
4.25%, 01/03/06	75,000,000	74,973,438
Ford Credit Floorplan Motown
4.02%, 01/03/06	64,000,000	63,978,560
Grampian Funding LLC
3.74%, 01/13/06	100,000,000	99,864,946
3.84%, 01/31/06	100,000,000	99,669,334
HSBC PLC
4.16%, 04/04/06	15,000,000	14,837,066
K2 USA LLC
3.85%, 02/07/06	41,000,000	40,833,597
Nordea North America Inc.
4.16%, 04/04/06	70,000,000	69,239,645
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	100,000,000	99,478,667
Sedna Finance Inc.
3.92%, 02/21/06	50,000,000	49,716,888
Sigma Finance Inc.
4.16%, 04/06/06	25,000,000	24,722,667

TOTAL COMMERCIAL PAPER (Cost: $881,291,479)		881,291,479

MEDIUM-TERM NOTES – 1.78%
K2 USA LLC
3.56%, 03/15/06(1)	85,000,000	85,000,000
3.57%, 03/16/06(1)	45,000,000	45,000,000
Sigma Finance Inc.
4.50%, 10/16/06(1)	75,000,000	75,000,000

TOTAL MEDIUM-TERM NOTES (Cost: $205,000,000)		205,000,000

TIME DEPOSITS – 6.97%
Regions Bank
4.02%, 01/03/06	100,571,000	100,571,000
Societe Generale
4.06%, 01/03/06	300,000,000	300,000,000
UBS AG
4.06%, 01/03/06	400,000,000	400,000,000

TOTAL TIME DEPOSITS (Cost: $800,571,000)		800,571,000

VARIABLE & FLOATING RATE NOTES – 52.13%
Allstate Life Global Funding II
4.36%, 12/08/06(1)	58,000,000	58,013,630
4.37%, 12/27/06(1)	110,000,000	110,000,000
4.39%, 01/12/07(1)	85,000,000	85,045,730
American Express Bank
4.33%, 07/19/06	85,000,000	85,000,000
ASIF Global Financing
4.34%, 08/11/06(1)	74,000,000	74,011,988
4.38%, 01/23/07(1)	75,000,000	74,996,257
4.55%, 05/30/06(1)	90,550,000	90,611,121
Bank of Nova Scotia
4.22%, 01/03/06	35,000,000	34,999,940
Banque Nationale de Paris
4.25%, 10/04/06	165,000,000	164,966,390
Bear Stearns Companies Inc. (The)
4.42%, 08/14/06(2)	200,000,000	200,000,000
Beta Finance Inc.
4.32%, 06/20/06(1)	68,000,000	67,996,814
4.33%, 04/25/06(1)	65,000,000	64,993,500
4.33%, 05/25/06(1)	65,000,000	64,997,329
4.33%, 05/26/06(1)	80,000,000	79,996,800
CC USA Inc.
4.32%, 05/22/06(1)	20,000,000	19,999,220
4.32%, 06/15/06(1)	95,000,000	94,995,680
4.33%, 05/25/06(1)	55,000,000	54,997,741
4.33%, 05/26/06(1)	30,000,000	29,998,800
4.33%, 06/26/06(1)	25,000,000	24,998,823
4.34%, 03/23/06(1)	50,000,000	50,000,100
4.35%, 07/14/06(1)	30,000,000	30,003,150
Citigroup Global Markets Holdings Inc.
4.33%, 08/01/06	500,000,000	500,000,000
DEPFA Bank PLC
4.50%, 12/15/06	50,000,000	50,000,000
Dexia Credit Local
4.33%, 08/30/06	65,000,000	64,991,381

19

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Face Amount	Value
Dorada Finance Inc.
4.33%, 06/26/06(1)	$110,000,000	$109,994,788
Five Finance Inc.
4.32%, 09/15/06(1)	70,000,000	69,990,105
Goldman Sachs Group Inc. (The)
4.38%, 02/07/06(1)(2)	100,000,000	100,000,000
Greenwich Capital Holdings Inc.
4.30%, 03/09/06	50,000,000	50,000,000
4.32%, 02/10/06	35,000,000	35,000,000
4.32%, 02/13/06	35,000,000	35,000,000
Hartford Life Global Funding Trust
4.36%, 02/17/07	100,000,000	100,000,000
HBOS Treasury Services PLC
4.32%, 01/10/06	100,000,000	100,000,000
Holmes Financing PLC Series 2005-9 Class 1A
4.36%, 12/15/06(1)	100,000,000	100,000,000
HSBC Bank USA N.A.
4.39%, 05/04/06	20,000,000	20,005,480
ING USA Annuity & Life Insurance Funding Agreement
4.57%, 12/18/06(1)(2)	35,000,000	35,000,000
K2 USA LLC
4.32%, 01/19/06(1)	90,000,000	89,998,594
4.32%, 09/11/06(1)	100,000,000	99,989,630
4.33%, 05/25/06(1)	50,000,000	49,997,021
4.36%, 02/15/06(1)	25,000,000	25,000,700
4.40%, 01/20/06(1)	70,000,000	70,002,170
Leafs LLC
4.37%, 01/20/06(1)	74,891,436	74,891,436
4.37%, 12/20/06(1)	49,927,000	49,927,000
Links Finance LLC
4.32%, 01/20/06(1)	65,000,000	64,999,173
4.33%, 05/18/06(1)	50,000,000	49,996,220
Marshall & Ilsley Bank
4.47%, 02/20/06	50,000,000	50,008,200
Metropolitan Life Global Funding I
4.31%, 01/05/07(1)	100,000,000	100,000,000
Metropolitan Life Insurance Funding Agreement
4.30%, 07/25/06(1)(2)	50,000,000	50,000,000
Morgan Stanley
4.30%, 01/03/07	100,000,000	100,000,000
Natexis Banques Populaires
4.35%, 01/12/07(1)	125,000,000	125,000,000
National City Bank
4.26%, 01/06/06	35,000,000	34,999,853
Nationwide Building Society
4.33%, 01/05/07(1)	100,000,000	100,000,000
4.41%, 01/13/06(1)	100,000,000	100,002,300
4.58%, 10/27/06(1)	50,000,000	50,000,000
Permanent Financing PLC Series 8 Class 1A
4.32%, 06/12/06(1)	50,000,000	50,000,000
Principal Life Income Funding Trusts
4.30%, 11/13/06	50,000,000	49,998,355
Royal Bank of Scotland
4.23%, 04/05/06	100,000,000	99,989,880
4.32%, 06/27/06	50,000,000	49,996,359
4.33%, 08/30/06	200,000,000	199,974,176
Sedna Finance Inc.
4.33%, 01/10/06(1)	20,000,000	19,999,880
4.34%, 01/17/06(1)	35,000,000	34,999,673
4.34%, 09/20/06(1)	25,000,000	25,000,000
4.35%, 08/31/06(1)	25,000,000	24,998,336
Sigma Finance Inc.
4.33%, 08/15/06(1)	35,000,000	34,997,823
4.35%, 03/20/06(1)	35,000,000	35,000,560
Societe Generale
4.26%, 11/24/06(1)	45,000,000	45,000,000
4.30%, 06/13/06	55,000,000	54,994,995
Strips III LLC
4.43%, 07/24/06(1)(2)	30,741,246	30,741,246
Tango Finance Corp.
4.32%, 06/12/06(1)	100,000,000	99,995,540
4.32%, 09/11/06(1)	50,000,000	49,996,511
4.33%, 05/26/06(1)	30,000,000	29,998,188
4.33%, 06/21/06(1)	60,000,000	59,995,759
4.33%, 09/25/06(1)	70,000,000	69,992,342
Union Hamilton Special Funding LLC
4.50%, 06/21/06(1)	50,000,000	50,000,000
4.52%, 03/28/06(1)	100,000,000	100,000,000
US Bank N.A.
4.31%, 09/29/06	30,000,000	29,994,123
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
4.37%, 01/25/06(1)	32,725,499	32,725,499
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
4.37%, 01/25/06(1)	108,160,804	108,160,804
WhistleJacket Capital LLC
4.32%, 02/15/06(1)	30,000,000	29,999,048
4.33%, 07/28/06(1)	25,000,000	24,996,427
4.35%, 01/17/06(1)	40,000,000	39,999,976
White Pine Finance LLC
4.32%, 05/22/06(1)	50,000,000	49,996,615
4.32%, 09/15/06(1)	100,000,000	99,989,398
4.33%, 03/27/06(1)	30,000,000	29,998,490
4.34%, 01/13/06(1)	90,000,000	89,999,694
4.37%, 06/20/06(1)	25,000,000	25,003,300

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $5,991,950,061)		5,991,950,061

20

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Face Amount	Value
REPURCHASE AGREEMENTS – 27.67%
Banc of America Securities LLC Tri-Party Repurchase Agreement, 4.10%, due 1/3/06, maturity value $300,136,667 (collateralized by U.S. Government obligations, value $306,000,000, 4.40% to 5.50%, 4/1/25 to 12/1/35).	$300,000,000	$300,000,000
Bank of America Securities LLC Tri-Party Repurchase Agreement, 4.30%, due 1/3/06, maturity value $40,019,111 (collateralized by U.S. Government obligations, value $40,800,001, 4.25% to 6.00%, 4/1/34 to 9/1/35).	40,000,000	40,000,000
Bank of America Securities Tri-Party Repurchase Agreement, 4.30%, due 1/3/06, maturity value $400,191,111 (collateralized by non-U.S. Government debt securities, value $423,388,504, 2.75% to 9.88%, 5/15/06 to 11/1/25).(3)	400,000,000	400,000,000
Credit Suisse First Boston Tri-Party Repurchase Agreement, 4.25%, due 1/3/06, maturity value $40,018,889 (collateralized by U.S. Government obligations, value $40,800,700, 4.18% to 4.67%, 5/1/35).	40,000,000	40,000,000
Goldman Sachs & Co. Tri-Party Repurchase Agreement, 4.33%, due 1/3/06, maturity value $40,019,244 (collateralized by U.S. Government obligations, value $40,800,001, 4.25% to 6.00%, 4/1/34 to 9/1/35).	40,000,000	40,000,000
Goldman Sachs & Co. Tri-Party Repurchase Agreement, 4.33%, due 1/3/06, maturity value $1,000,481,111 (collateralized by U.S. Government obligations, value $1,020,000,000, 3.41% to 8.50%, 4/1/09 to 1/1/36).	1,000,000,000	1,000,000,000
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, 4.40%, due 1/3/06, maturity value $400,195,556 (collateralized by non-U.S. Government debt securities, value $408,000,001, 0.00% to 10.00%, 1/1/06 to 12/31/35).(3)	400,000,000	400,000,000
JP Morgan Securities Inc. Tri-Party Repurchase Agreement, 4.29%, due 1/3/06, maturity value $40,019,067 (collateralized by U.S. Government obligations, value $40,802,922, 3.45% to 5.68%, 9/1/16 to 8/1/44).	40,000,000	40,000,000
Lehman Brothers Holdings Inc. Tri-Party Repurchase Agreement, 4.30%, due 1/3/06, maturity value $225,107,500 (collateralized by non-U.S. Government debt securities, value $236,222,842, 0.01% to 9.03%, 10/25/06 to 7/15/25).(3)	225,000,000	225,000,000
Lehman Brothers Holdings Inc. Tri-Party Repurchase Agreement, 4.35%, due 1/3/06, maturity value $100,048,333 (collateralized by non-U.S. Government debt securities, value $104,994,737, 1.83% to 5.10%, 5/15/07 to 1/27/20).(3)	100,000,000	100,000,000
Lehman Brothers Inc. Tri-Party Repurchase Agreement, 4.20%, due 1/3/06, maturity value $15,607,280 (collateralized by U.S. Government obligations, value $15,913,440, 3.62% to 6.30%, 11/1/24 to 11/1/35).	15,600,000	15,600,000
Lehman Brothers Inc. Tri-Party Repurchase Agreement, 4.20%, due 1/3/06, maturity value $40,018,667 (collateralized by U.S. Government obligations, value $40,797,959, 3.74% to 7.27%, 6/1/07 to 12/1/35).	40,000,000	40,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreement, 4.37%, due 6/28/06, maturity value $125,060,694 (collateralized by non-U.S. Government debt securities, value $129,204,388, 2.88% to 10.13%, 5/15/06 to 1/20/24).(2)(3)	125,000,000	125,000,000
Merrill Lynch & Co. Inc. Tri-Party Repurchase Agreement, 4.39%, due 6/28/06, maturity value $375,182,917 (collateralized by non-U.S. Government debt securities, value $386,251,598, 2.63% to 10.38%, 1/15/06 to 5/15/25).(2)(3)	375,000,000	375,000,000

21

PRIME MONEY MARKET MASTER PORTFOLIO

Schedule of Investments (Continued)

December 31, 2005

Security	Face Amount	Value
Merrill Lynch Government Securities Inc. Tri-Party Repurchase Agreement, 4.28%, due 1/3/06, maturity value $40,019,022 (collateralized by U.S. Government obligations, value $41,203,427, 4.00% to 5.00%, 3/25/16 to 10/25/29).	$40,000,000	$40,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $3,180,600,000)		3,180,600,000

TOTAL INVESTMENTS IN SECURITIES – 99.79% (Cost: $11,469,406,908)		11,469,406,908

Other Assets, Less Liabilities – 0.21%		23,979,992

NET ASSETS – 100.00%		$11,493,386,900

(1)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(3)	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.

The accompanying notes are an integral part of these financial statements.

22

TREASURY MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2005

Security	Face Amount	Value
REPURCHASE AGREEMENTS – 99.98%
Banc of America Securities LLC Tri-Party Repurchase Agreement, 3.25%, due 1/3/06, maturity value $20,702,320 (collateralized by U.S. Government obligations, value $21,109,111, 3.88%, 5/15/09).	$20,694,847	$20,694,847
Credit Suisse First Boston Tri-Party Repurchase Agreement, 3.45%, due 1/3/06, maturity value $20,702,780 (collateralized by U.S. Government obligations, value $21,109,929, 4.13% to 4.50%, 5/15/15 to 11/15/15).	20,694,847	20,694,847
Goldman Sachs Group Inc. Tri-Party Repurchase Agreement, 3.30%, due 1/3/06, maturity value $20,702,435 (collateralized by U.S. Government obligations, value $21,109,656, 4.25%, 8/15/14).	20,694,847	20,694,847
JP Morgan Securities Inc. Tri-Party Repurchase Agreement, 3.25%, due 1/3/06, maturity value $20,702,320 (collateralized by U.S. Government obligations, value $21,114,565, 6.25% to 9.13%, 5/15/18 to 5/15/30).	20,694,847	20,694,847
Lehman Brothers Holdings Inc. Tri-Party Repurchase Agreement, 3.50%, due 1/3/06, maturity value $20,702,895 (collateralized by U.S. Government obligations, value $21,106,652, 1.50% to 8.00%, 1/31/06 to 8/15/28).	20,694,847	20,694,847

TOTAL REPURCHASE AGREEMENTS (Cost: $103,474,235)		103,474,235

TOTAL INVESTMENTS IN SECURITIES – 99.98% (Cost: $103,474,235)		103,474,235

Other Assets, Less Liabilities – 0.02%		19,262

NET ASSETS – 100.00%		$103,493,497

The accompanying notes are an integral part of these financial statements.

23

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations (Unaudited)

December 31, 2005

Government Money Market Master Portfolio

Asset Type	Value	% of Net Assets
Repurchase Agreements	$394,400,000	99.98%
Other Net Assets	66,966	0.02

TOTAL	$394,466,966	100.00%

Money Market Master Portfolio

Asset Type	Value	% of Net Assets
Variable & Floating Rate Notes	$4,137,312,209	65.64%
Repurchase Agreements	1,090,000,000	17.29
Time Deposits	412,500,000	6.55
Commercial Paper	397,599,602	6.31
Certificates of Deposit	159,997,741	2.54
Medium-Term Notes	90,159,679	1.43
Other Net Assets	15,013,769	0.24

TOTAL	$6,302,583,000	100.00%

Prime Money Market Master Portfolio

Asset Type	Value	% of Net Assets
Variable & Floating Rate Notes	$5,991,950,061	52.13%
Repurchase Agreements	3,180,600,000	27.67
Commercial Paper	881,291,479	7.67
Time Deposits	800,571,000	6.97
Certificates of Deposit	409,994,368	3.57
Medium-Term Notes	205,000,000	1.78
Other Net Assets	23,979,992	0.21

TOTAL	$11,493,386,900	100.00%

Treasury Money Market Master Portfolio

Asset Type	Value	% of Net Assets
Repurchase Agreements	$103,474,235	99.98%
Other Net Assets	19,262	0.02

TOTAL	$103,493,497	100.00%

These tables are not part of the financial statements.

24

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2005

	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
ASSETS
Investments in securities of unaffiliated issuers, at amortized cost which approximates value (Note 1)	$—	$5,197,569,231	$8,288,806,908	$—
Repurchase agreements, at value and cost (Note 1)	394,400,000	1,090,000,000	3,180,600,000	103,474,235
Cash	2,501	3,268	3,428	—
Receivables:
Interest	93,774	15,549,343	24,973,966	19,262

Total Assets	394,496,275	6,303,121,842	11,494,384,302	103,493,497

LIABILITIES
Payables:
Investment advisory fees (Note 2)	29,309	538,842	997,402	—

Total Liabilities	29,309	538,842	997,402	—

NET ASSETS	$394,466,966	$6,302,583,000	$11,493,386,900	$103,493,497

STATEMENTS OF OPERATIONS For the Year Ended December 31, 2005

	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
NET INVESTMENT INCOME
Interest from unaffiliated issuers	$29,369,301	$240,993,254	$463,852,373	$685,155

Total investment income	29,369,301	240,993,254	463,852,373	685,155

EXPENSES (Note 2)
Investment advisory fees	920,783	7,249,677	14,041,065	17,151

Total expenses	920,783	7,249,677	14,041,065	17,151
Less investment advisory fees waived	(799,065)	(3,436,517)	(3,035,058)	(17,151)

Net expenses	121,718	3,813,160	11,006,007	—

Net investment income	29,247,583	237,180,094	452,846,366	685,155

REALIZED GAIN (LOSS)
Net realized gain from sale of investments in unaffiliated issuers	—	35,169	9,750	—

Net realized gain	—	35,169	9,750	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,247,583	$237,215,263	$452,856,116	$685,155

The accompanying notes are an integral part of these financial statements.

25

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Government Money Market Master Portfolio		Money Market Master Portfolio
	For the year ended December 31, 2005	For the period September 1, 2004 (a) to December 31, 2004	For the year ended December 31, 2005	For the year ended December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$29,247,583	$2,579,922	$237,180,094	$75,589,172
Net realized gain (loss)	—	—	35,169	(3,023)

Net increase in net assets resulting from operations	29,247,583	2,579,922	237,215,263	75,586,149

Interestholder transactions:
Contributions	7,564,992,045	448,400,000	58,641,619,347	27,939,964,264
Withdrawals	(7,648,995,142)	(1,757,442)	(58,107,077,434)	(27,213,733,782)

Net increase (decrease) in net assets resulting from interestholder transactions	(84,003,097)	446,642,558	534,541,913	726,230,482

Increase (decrease) in net assets	(54,755,514)	449,222,480	771,757,176	801,816,631
NET ASSETS:
Beginning of period	449,222,480	—	5,530,825,824	4,729,009,193

End of period	$394,466,966	$449,222,480	$6,302,583,000	$5,530,825,824

	Prime Money Market Master Portfolio		Treasury Money Market Master Portfolio
	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2005	For the period September 1, 2004 (a) to December 31, 2004
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$452,846,366	$89,577,595	$685,155	$2,435
Net realized gain	9,750	58,161	—	—

Net increase in net assets resulting from operations	452,856,116	89,635,756	685,155	2,435

Interestholder transactions:
Contributions	79,992,322,542	29,953,898,444	219,416,585	400,000
Withdrawals	(81,445,952,186)	(21,667,004,697)	(117,010,598)	(80)

Net increase (decrease) in net assets resulting from interestholder transactions	(1,453,629,644)	8,286,893,747	102,405,987	399,920

Increase (decrease) in net assets	(1,000,773,528)	8,376,529,503	103,091,142	402,355
NET ASSETS:
Beginning of period	12,494,160,428	4,117,630,925	402,355	—

End of period	$11,493,386,900	$12,494,160,428	$103,493,497	$402,355

(a)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

26

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. As of December 31, 2005, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”). The Government Money Market and Treasury Money Market Master Portfolios commenced operations on September 1, 2004.

Under the MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Master Portfolios use the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premium and accrete discount using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

In the case of Master Portfolios with only one interestholder, such as the Government Money Market and Treasury Money Market Master Portfolios, MIP believes that such Master Portfolios will not be treated as a separate entity for federal income tax purposes, and, therefore, will not be subject to any federal income tax on their income and gain (if any). Rather, such Master Portfolios’ assets and interest, dividends and gains or losses will be treated as assets and interest, dividends and gains or losses of the interestholders.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other

27

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of December 31, 2005, the Master Portfolios’ costs of investments for federal income tax purposes were the same as for financial statement purposes.

REPURCHASE AGREEMENTS

The Master Portfolios may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by a Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolios, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.10% of the average daily net assets of each of the Master Portfolios, as compensation for investment advisory services. From time to time, BGFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance. For the year ended December 31, 2005, BGFA waived investment advisory fees of $799,065, $3,436,517, $3,035,058 and $17,151 for the Government Money Market, Money Market, Prime Money Market and Treasury Money Market Master Portfolios, respectively.

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolios. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolios. BGI is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

Certain officers and trustees of MIP are also officers of BGI. As of December 31, 2005, these officers of BGI collectively owned less than 1% of MIP’s outstanding beneficial interests.

28

MASTER INVESTMENT PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (Continued)

3. FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolios were as follows:

Master Portfolio	Year Ended December 31, 2005	Year Ended December 31, 2004		Year Ended December 31, 2003		Year Ended December 31, 2002	Year Ended December 31, 2001
Government Money Market
Ratio of expenses to average net assets(a)	0.03%	0.00	%(b)	n/a		n/a	n/a
Ratio of expenses to average net assets prior to waived fees(a)	0.10%	0.10	%(b)	n/a		n/a	n/a
Ratio of net investment income to average net assets(a)	3.16%	1.93	%(b)	n/a		n/a	n/a
Ratio of net investment income to average net assets prior to waived fees(a)	3.09%	1.83	%(b)	n/a		n/a	n/a
Total return	3.28%	0.64	%(b)(c)	n/a		n/a	n/a
Money Market
Ratio of expenses to average net assets	0.05%	0.05%		0.10%		0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees	0.10%	0.10%		n/a		n/a	n/a
Ratio of net investment income to average net assets	3.27%	1.40%		1.15%		1.80%	3.66%
Ratio of net investment income to average net assets prior to waived fees	3.22%	1.35%		n/a		n/a	n/a
Total return	3.28%	1.39%		1.16%		1.84%	4.23%
Prime Money Market
Ratio of expenses to average net assets(a)	0.08%	0.03%		0.03	%(d)	n/a	n/a
Ratio of expenses to average net assets prior to waived fees(a)	0.10%	0.10%		0.10	%(d)	n/a	n/a
Ratio of net investment income to average net assets(a)	3.22%	1.52%		1.12	%(d)	n/a	n/a
Ratio of net investment income to average net assets prior to waived fees(a)	3.20%	1.45%		1.05	%(d)	n/a	n/a
Total return	3.26%	1.40%		0.80	%(c)(d)	n/a	n/a
Treasury Money Market
Ratio of expenses to average net assets(a)	0.00%	0.00	%(b)	n/a		n/a	n/a
Ratio of expenses to average net assets prior to waived fees(a)	0.10%	0.10	%(b)	n/a		n/a	n/a
Ratio of net investment income to average net assets(a)	3.99%	1.82	%(b)	n/a		n/a	n/a
Ratio of net investment income to average net assets prior to waived fees(a)	3.89%	1.72	%(b)	n/a		n/a	n/a
Total return	3.20%	0.61	%(b)(c)	n/a		n/a	n/a

(a)	Annualized for periods of less than one year.
(b)	For the period from September 1, 2004 (commencement of operations) to December 31, 2004.
(c)	Not annualized.
(d)	For the period from April 16, 2003 (commencement of operations) to December 31, 2003.

29

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Interestholders and Board of Trustees of

Master Investment Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio, each a portfolio of Master Investment Portfolio (the “Master Portfolios”), at December 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods presented and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolios’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which include confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 16, 2006

30

MASTER INVESTMENT PORTFOLIO

TRUSTEE INFORMATION — UNAUDITED

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. The Trustees and Officers of Master Investment Portfolio (“MIP”) also serve as Trustees and Officers of Barclays Global Investors Funds (“BGIF”). Please see the Trustees Information for BGIF (found elsewhere in this report), for information regarding the Trustees and Officers of MIP.

Additional information about MIP’s Trustees may be found in Part B of each Master Portfolio’s Registration Statement, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

31

Notes:

32

Notes:

33

Notes:

34

The Barclays Global Investors Funds (Funds) are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the Master Portfolios, in which each Fund invests all of its assets. Barclays Global Investors Services (BGIS) assists in the marketing of the Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

Investing involves risk, including possible loss of principal.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1 877 244 1544, and on the Securities and Exchange Commission's website at www.sec.gov.

Information about how the Master Portfolio in which each Fund invests voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2005 is available without charge, upon request, by calling toll-free 1 877 244 1544, and on the Securities and Exchange Commission's website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1 800 SEC 0330.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGF-AR-MMTR1205

BARCLAYS GLOBAL INVESTORS

BARCLAYS

Item 2. Code of Ethics.

As of December 31, 2005, Barclays Global Investors Funds (the “Registrant”) had adopted a code of ethics that applies to persons appointed by the Registrant’s Board of Trustees as the Chief Executive Officer, President, Chief Financial Officer, Treasurer and/or Chief Accounting Officer, and any persons performing similar functions. For the year ended December 31, 2005, there were no amendments to any provision of this code of ethics, nor were there any waivers granted from any provision of this code of ethics. A copy of this code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Mary G. F. Bitterman, Richard K. Lyons and Leo Soong, all of whom are independent, as that term is defined under Item 3(a)(2). Richard K. Lyons holds a PhD in Economics and qualifies as an audit committee financial expert through his many years of university-level (graduate) teaching of accounting and finance-related subjects, his many years of research in the same subjects (including mutual funds), and his extensive experience serving as independent director and as a member of various mutual fund audit committees.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $109,200 for the year ended December 31, 2004 and $114,660 for the year ended December 31, 2005.

(b)	Audit-Related Fees – There were no fees billed for the fiscal years ended December 31, 2004 and December 31, 2005 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Registrant’s tax returns and excise tax calculations, were $62,160 for the year ended December 31, 2004 and $65,280 for the year ended December 31, 2005.

(d)	All Other Fees – There were no other fees billed for the fiscal years ended December 31, 2004 and 2005 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended December 31, 2005 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the Registrant for the fiscal years, were $643,692 for the fiscal year ended December 31, 2004 and $1,071,307 for the fiscal year ended December 31, 2005.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable to the Registrant.

Item 6. Schedule of Investments

Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Chief Executive Officer and Chief Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Barclays Global Investors Funds

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, Chief Executive Officer
Date: March 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, Chief Executive Officer
Date: March 7, 2006

By:	/s/ Michael A. Latham
Michael A. Latham, Chief Financial Officer
Date: March 7, 2006